The Northwestern Mutual Life Insurance Company

VariableLife

June 30, 2007

Semi-Annual Reports

Northwestern Mutual Series Fund, Inc. Fidelity® VIP Mid Cap Portfolio Russell Investment Funds

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

Northwestern Mutual®

90-1899 (0786) (REV 0707)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your Variable CompLife policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values, fund performance information, and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual Financial Network WWW.NMFN.COM

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our Web site for information on Policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7 a.m. - 6 p.m. Central Time Monday – Friday. As always, your Investment Services representative of the Northwestern Mutual Financial Network is available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. - 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday - Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Russell Investment Funds - Semi-Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio.)

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Semi-Annual Report June 30, 2007

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering Eighteen Portfolios

•	Growth Stock Portfolio
•	Janus Capital Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Index 500 Stock Portfolio
•	Capital Guardian Domestic Equity Portfolio
•	T. Rowe Price Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	AllianceBernstein Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	T. Rowe Price Small Cap Value Portfolio
•	International Growth Portfolio
•	Franklin Templeton International Equity Portfolio
•	Money Market Portfolio
•	Select Bond Portfolio
•	High Yield Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Letter to Policy Owners

June 30, 2007

Stocks managed solid returns during the six months ended June 30, 2007, despite a bumpy ride, while bonds produced modest but positive results. Once again, the riskiest, lowest-rated securities outperformed across virtually all markets. This ready acceptance of risk in pursuit of higher returns appears to us to be at odds with some important investment developments. Volatility is rising — reflecting the high degree of leverage in the system and fluidity of global capital flows — at a time when asset prices stand at lofty levels and the U.S. economy faces the challenge of a swooning housing market.

One way to see these trends at work is to look at the U.S. economy, where the effect of leverage is evident in housing. Home sales, housing starts, and price appreciation all hit records in 2005, and leverage worked to drive up asset prices as long as buyers had ready access to cheap financing. But with rates rising and lenders pulling back hard on credit, capital is no longer as cheap or easy to come by, with a predictable effect — prices of existing homes fell 2%

year-over-year through May, 2007. And with estimates of $500 billion or more in adjustable-rate sub-prime loans to reset next year, we think we have yet to see the full effect of higher rates on home prices and the economy.

With housing weighing on consumer spending and confidence, U.S. economic growth in the first quarter ran at the slowest pace in four years, though it appears to have bounced back in the second quarter. Call it a “mid-cycle slowdown” as the economy takes a breather from its extended recovery that began in 2002.

But even as U.S. growth slowed, the global economy appeared very healthy, so much so that many foreign central banks raised interest rates to keep their economies from overheating. Rapid growth among emerging market countries in particular helped drive positive performance for companies in Energy, Materials, and Industrials, which were three of the four best-performing sectors in the S&P 500® Index. This U.S. stock benchmark returned 6.29% for the six months and touched a record high.

In addition, equities continued to benefit from a ready supply of investment capital — demand from sources as diverse as foreign central banks, hedge funds and private equity firms, corporate cash, petrodollars, and overseas household savings provided a boost to global asset prices. And while there is no widely available gauge of leverage in the system, our sense is that it is another key factor keeping asset prices across many markets in the neighborhood of all-time highs.

These effects were not limited to U.S. markets — emerging market stocks attracted massive global asset flows, helping them outperform shares in developed economies. For the six months, the MSCI Emerging Market Index returned 16.11%, compared with 10.89% for the MSCI EAFE Index, a measure of performance in developed countries. As a result, many European and emerging market stock indices reached record highs in recent months.

In the U.S. bond market too, volatility and acceptance of risk were dominant themes. In terms of volatility, in May and June alone the yield on the bellwether 10-year Treasury note jumped from around 4.65% to 5.30%, before finishing the period at 5.02%. For the six months, the investment-grade Lehman Aggregate Bond Index returned just 0.98% while a measure of “junk bond” performance returned almost three times that amount, as Lehman’s U.S. Corporate High-Yield Index returned 2.87%.

With prices and leverage in so many markets at lofty levels, it makes sense to be on guard against complacency — in the euphoria of rising markets, it’s easy to forget that asset prices can also go down. This is especially true because with yields rising and bond investors seemingly less receptive to the large debt offerings used to finance headline-grabbing buyouts, the cheap capital that has supported stock performance may be increasingly hard to come by.

But of course, there’s no way to know when, or even if, the effects of global capital flows and leverage will reverse themselves. One famous example worth recalling here is former Fed Chairman Alan Greenspan’s “irrational exuberance” speech — more than three years before the market peaked in 2000. In this environment, it makes sense to take a prudent, measured approach that doesn’t leave you overexposed to any single area or segment of the market. Your financial representative can work with you to regularly review your insurance and investment goals and help evaluate your portfolio’s composition and its suitability for your financial objectives.

Mark G. Doll

Senior Vice President

Investments

The Northwestern Mutual Life Insurance Company

(Northwestern Mutual)

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,067.90	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.6%)
Abercrombie & Fitch Co. — Class A	80,500	5,875
*Comcast Corp. — Class A	278,550	7,833
Fortune Brands, Inc.	69,200	5,700
Hilton Hotels Corp.	299,800	10,034
International Game Technology	162,200	6,439
J.C. Penney Co., Inc.	86,000	6,225
Johnson Controls, Inc.	99,900	11,566
*Kohl’s Corp.	91,800	6,521
The McGraw-Hill Companies, Inc.	129,200	8,796
News Corp. — Class A	353,600	7,500
NIKE, Inc. — Class B	116,000	6,762
Omnicom Group, Inc.	88,000	4,657
Staples, Inc.	296,850	7,044
*Starbucks Corp.	157,900	4,143
Starwood Hotels & Resorts Worldwide, Inc.	57,900	3,883
Target Corp.	126,800	8,064
Time Warner, Inc.	329,200	6,926

Total		117,968

Consumer Staples (7.8%)
Altria Group, Inc.	77,900	5,464
Avon Products, Inc.	236,000	8,673
CVS/Caremark Corp.	309,129	11,268
PepsiCo, Inc.	193,400	12,542
The Procter & Gamble Co.	162,400	9,937
Walgreen Co.	127,100	5,534
Wal-Mart Stores, Inc.	118,300	5,691

Total		59,109

Energy (7.5%)
Baker Hughes, Inc.	102,300	8,606
ConocoPhillips	50,316	3,950
Diamond Offshore Drilling, Inc.	51,900	5,271
EOG Resources, Inc.	92,000	6,722
Exxon Mobil Corp.	124,034	10,404
Schlumberger, Ltd.	106,500	9,046
Valero Energy Corp.	97,900	7,231
XTO Energy, Inc.	91,400	5,493

Total		56,723

Financials (8.3%)
American Express Co.	146,400	8,957
American International Group, Inc.	81,900	5,735
*The Blackstone Group LP	25,800	755
Chicago Mercantile Exchange Holdings, Inc.	6,900	3,687
Genworth Financial, Inc.	70,400	2,422
The Goldman Sachs Group, Inc.	43,100	9,342
Legg Mason, Inc.	68,000	6,690

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lehman Brothers Holdings, Inc.	95,100	7,087
NYSE Euronext	49,900	3,674
Prudential Financial, Inc.	77,100	7,496
UBS AG	113,000	6,781

Total		62,626

Health Care (16.1%)
Abbott Laboratories	135,500	7,256
*Amgen, Inc.	66,600	3,682
Baxter International, Inc.	113,800	6,411
*Celgene Corp.	85,500	4,902
*Genentech, Inc.	129,400	9,790
*Genzyme Corp.	81,600	5,255
*Gilead Sciences, Inc.	264,800	10,267
Johnson & Johnson	132,200	8,146
Medtronic, Inc.	188,400	9,770
Merck & Co., Inc.	204,800	10,200
Novartis AG, ADR	147,600	8,276
*St. Jude Medical, Inc.	135,000	5,601
*Thermo Fisher Scientific, Inc.	189,600	9,806
UnitedHealth Group, Inc.	111,000	5,677
Wyeth	134,100	7,689
*Zimmer Holdings, Inc.	102,600	8,710

Total		121,438

Industrials (11.3%)
The Boeing Co.	95,300	9,164
Danaher Corp.	129,600	9,785
FedEx Corp.	76,000	8,434
General Electric Co.	331,300	12,682
Honeywell International, Inc.	173,300	9,753
Roper Industries, Inc.	140,200	8,005
*Spirit AeroSystems Holdings, Inc.	225,700	8,136
Textron, Inc.	69,000	7,598
United Technologies Corp.	167,500	11,881

Total		85,438

Information Technology (25.6%)
Accenture, Ltd. — Class A	219,911	9,432
*Adobe Systems, Inc.	44,900	1,803
*Amdocs, Ltd.	228,600	9,103
*Apple, Inc.	65,100	7,945
*Autodesk, Inc.	99,000	4,661
*BEA Systems, Inc.	421,100	5,765
*Broadcom Corp. — Class A	241,250	7,057
*Cisco Systems, Inc.	495,500	13,799
*Corning, Inc.	282,100	7,208
*eBay, Inc.	248,200	7,987
*Electronic Arts, Inc.	130,300	6,166
*Google, Inc. — Class A	37,842	19,805
Hewlett-Packard Co.	260,500	11,624
Intel Corp.	161,000	3,825

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
International Business Machines Corp.	69,800	7,346
KLA-Tencor Corp.	139,600	7,671
Maxim Integrated Products, Inc.	211,300	7,060
Microsoft Corp.	378,200	11,146
*Oracle Corp.	397,300	7,831
QUALCOMM, Inc.	270,700	11,745
Telefonaktiebolaget LM Ericsson, ADR	198,700	7,926
Texas Instruments, Inc.	232,600	8,753
*Yahoo!, Inc.	241,810	6,560

Total		192,218

Materials (2.6%)
Monsanto Co.	164,100	11,083
Praxair, Inc.	113,600	8,178

Total		19,261

Telecommunication Services (1.5%)
*NII Holdings, Inc.	141,400	11,417

Total		11,417

Total Common Stocks (Cost: $572,708)		726,198

Money Market Investments (3.8%)

Federal Government & Agencies (0.2%)
Fannie Mae, 5.13%, 9/19/07	1,700,000	1,681

Total		1,681

Finance Lessors (2.0%)
(b)Thunder Bay Funding, Inc., 5.31%, 7/16/07	15,000,000	14,965

Total		14,965

National Commercial Banks (1.6%)
(b)UBS Finance LLC, 5.35%, 7/2/07	12,200,000	12,196

Total		12,196

Total Money Market Investments (Cost: $28,841)		28,842

Total Investments (100.1%) (Cost $601,549)(a)		755,040

Other Assets, Less Liabilities (-0.1%)		(915)

Net Assets (100.0%)		754,125

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Growth Stock Portfolio

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $601,549 and the net unrealized appreciation of investments based on that cost was $153,491 which is comprised of $162,455 aggregate gross unrealized appreciation and $8,964 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	46	9/07	$(111)
(Total Notional Value at June 30, 2007, $17,538)

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Janus Capital Appreciation Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,097.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Janus Capital Appreciation Portfolio

Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (85.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.0%)
Abercrombie & Fitch Co. — Class A	56,920	4,154
Boyd Gaming Corp.	61,050	3,003
Harrah’s Entertainment, Inc.	42,820	3,651
J.C. Penney Co., Inc.	74,525	5,393
*Lamar Advertising Co. — Class A	46,535	2,921
*Melco PBL Entertainment, ADR	64,645	812
Sony Corp., ADR	14,520	746

Total		20,680

Consumer Staples (1.3%)
Bunge, Ltd.	27,580	2,331

Total		2,331

Energy (14.0%)
Apache Corp.	21,895	1,786
ConocoPhillips	67,485	5,298
*Continental Resources, Inc.	206,100	3,298
EOG Resources, Inc.	24,805	1,812
Hess Corp.	38,165	2,250
Occidental Petroleum Corp.	40,250	2,330
Suncor Energy, Inc.	57,655	5,184
Valero Energy Corp.	31,185	2,303

Total		24,261

Financials (17.5%)
The Bear Stearns Companies, Inc.	24,610	3,445
The Goldman Sachs Group, Inc.	31,510	6,830
KKR Private Equity Investors LP	24,936	561
Lehman Brothers Holdings, Inc.	49,775	3,709
Merrill Lynch & Co., Inc.	42,590	3,560
Moody’s Corp.	70,410	4,380
Wells Fargo & Co.	222,450	7,823

Total		30,308

Health Care (10.0%)
Alcon, Inc.	28,535	3,850
*Amylin Pharmaceuticals, Inc.	5,775	238
*Celgene Corp.	80,330	4,605
*Genentech, Inc.	36,440	2,757
*Gilead Sciences, Inc.	150,010	5,816

Total		17,266

Industrials (2.5%)
Precision Castparts Corp.	35,580	4,318

Total		4,318

Information Technology (19.9%)
*Akamai Technologies, Inc.	70,105	3,410

Common Stocks (85.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Apple, Inc.	136,425	16,649
*Electronic Arts, Inc.	29,695	1,405
*Google, Inc. — Class A	9,805	5,132
QUALCOMM, Inc.	57,970	2,515
*Research in Motion, Ltd.	25,250	5,050

Total		34,161

Materials (6.3%)
Monsanto Co.	51,355	3,469
Potash Corp. of Saskatchewan, Inc.	96,000	7,485

Total		10,954

Telecommunication Services (1.5%)
*Time Warner Telecom, Inc. — Class A	130,410	2,621

Total		2,621

Total Common Stocks (Cost: $113,202)		146,900

Money Market Investments (11.3%)

Federal Government & Agencies (10.7%)
Federal Home Loan Bank, 5.16%, 7/13/07	5,400,000	5,390
Federal Home Loan Bank, 5.15%, 7/18/07	13,100,000	13,066

Total		18,456

National Commercial Banks (0.6%)
UBS Finance LLC, 5.35%, 7/2/07	1,100,000	1,100

Total		1,100

Total Money Market Investments (Cost: $19,556)		19,556

Total Investments (96.3%) (Cost $132,758)(a)		166,456

Other Assets, Less Liabilities (3.7%)		6,386

Net Assets (100.0%)		172,842

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $132,758 and the net unrealized appreciation of investments based on that cost was $33,698 which is comprised of $35,732 aggregate gross unrealized appreciation and $2,034 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Janus Capital Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.70	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.3%)
Abercrombie & Fitch Co. — Class A	13,200	963
*Comcast Corp. — Class A	211,500	5,947
Hilton Hotels Corp.	158,900	5,318
International Game Technology	116,600	4,629
J.C. Penney Co., Inc.	63,300	4,582
Johnson Controls, Inc.	71,700	8,301
News Corp. — Class A	317,200	6,728
NIKE, Inc. — Class B	60,800	3,544
Omnicom Group, Inc.	72,600	3,842
Staples, Inc.	199,800	4,741
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,105
Target Corp.	87,800	5,584
Time Warner, Inc.	237,600	4,999

Total		63,283

Consumer Staples (7.9%)
Altria Group, Inc.	80,600	5,653
Avon Products, Inc.	170,300	6,259
CVS/Caremark Corp.	225,222	8,209
Loews Corp. — Carolina Group	56,200	4,343
PepsiCo, Inc.	110,200	7,146
The Procter & Gamble Co.	140,662	8,607
Walgreen Co.	85,000	3,701

Total		43,918

Energy (9.5%)
Baker Hughes, Inc.	74,400	6,259
ConocoPhillips	54,888	4,309
Diamond Offshore Drilling, Inc.	37,400	3,798
EOG Resources, Inc.	68,100	4,975
Exxon Mobil Corp.	215,300	18,060
Schlumberger, Ltd.	76,700	6,515
Valero Energy Corp.	71,000	5,244
XTO Energy, Inc.	65,800	3,955

Total		53,115

Financials (17.5%)
American Express Co.	88,500	5,414
American International Group, Inc.	105,200	7,367
Bank of America Corp.	175,400	8,576
*The Blackstone Group LP	18,800	550
Chicago Mercantile Exchange Holdings, Inc.	5,000	2,672
Citigroup, Inc.	96,700	4,960
Genworth Financial, Inc.	52,900	1,820
The Goldman Sachs Group, Inc.	31,500	6,828
Host Hotels & Resorts, Inc.	177,102	4,095
JPMorgan Chase & Co.	153,296	7,427
Legg Mason, Inc.	49,200	4,840
Lehman Brothers Holdings, Inc.	74,200	5,529

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Prudential Financial, Inc.	87,100	8,469
State Street Corp.	77,500	5,301
The Travelers Companies, Inc.	107,800	5,767
U.S. Bancorp	115,300	3,799
UBS AG	81,900	4,915
Wachovia Corp.	90,600	4,643
Wells Fargo & Co.	139,900	4,920

Total		97,892

Health Care (12.5%)
Abbott Laboratories	98,700	5,285
Baxter International, Inc.	81,800	4,609
Bristol-Myers Squibb Co.	84,700	2,673
Cardinal Health, Inc.	38,300	2,706
*Celgene Corp.	98,100	5,624
*Express Scripts, Inc.	53,500	2,676
*Genentech, Inc.	45,500	3,443
*Gilead Sciences, Inc.	112,000	4,342
*Hospira, Inc.	41,600	1,624
Johnson & Johnson	74,400	4,585
Medtronic, Inc.	77,500	4,019
Merck & Co., Inc.	152,400	7,589
Pfizer, Inc.	169,500	4,334
*St. Jude Medical, Inc.	86,600	3,593
*Thermo Fisher Scientific, Inc.	133,600	6,909
Wyeth	96,600	5,539

Total		69,550

Industrials (12.4%)
The Boeing Co.	88,500	8,510
Canadian National Railway Co.	102,100	5,200
Danaher Corp.	74,000	5,587
FedEx Corp.	44,400	4,927
General Electric Co.	329,000	12,594
Honeywell International, Inc.	124,890	7,029
Roper Industries, Inc.	99,700	5,693
*Spirit AeroSystems Holdings, Inc.	120,000	4,326
Textron, Inc.	62,400	6,871
United Technologies Corp.	120,400	8,540

Total		69,277

Information Technology (19.1%)
Accenture, Ltd. — Class A	135,400	5,807
*Adobe Systems, Inc.	76,000	3,051
*Amdocs, Ltd.	146,000	5,814
*Autodesk, Inc.	71,500	3,366
*BEA Systems, Inc.	182,700	2,501
*Broadcom Corp. — Class A	217,250	6,355
*Cisco Systems, Inc.	285,700	7,957
*Corning, Inc.	204,700	5,230
*Electronic Arts, Inc.	98,300	4,652
*Google, Inc. — Class A	13,600	7,118
Hewlett-Packard Co.	193,100	8,615

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Intel Corp.	81,000	1,925
International Business Machines Corp.	50,500	5,315
KLA-Tencor Corp.	100,800	5,539
Maxim Integrated Products, Inc.	129,200	4,317
Microsoft Corp.	279,300	8,231
*Oracle Corp.	293,500	5,785
QUALCOMM, Inc.	157,100	6,817
Texas Instruments, Inc.	170,100	6,401
*Yahoo!, Inc.	46,900	1,272

Total		106,068

Materials (3.2%)
International Paper Co.	70,500	2,753
Monsanto Co.	150,600	10,171
Praxair, Inc.	69,800	5,025

Total		17,949

Telecommunication Services (1.2%)
AT&T, Inc.	164,000	6,806

Total		6,806

Utilities (2.2%)
Exelon Corp.	87,900	6,382
PG&E Corp.	132,300	5,993

Total		12,375

Total Common Stocks (Cost: $412,051)		540,233

Money Market Investments (3.1%)

Autos (1.7%)
(b)Fcar Owner Trust 1, 5.30%, 7/16/07	10,000,000	9,977

Total		9,977

Federal Government & Agencies (0.3%)
Fannie Mae, 5.13%, 9/19/07	1,500,000	1,483

Total		1,483

National Commercial Banks (1.1%)
UBS Finance LLC, 5.35%, 7/2/07	5,900,000	5,898

Total		5,898

Total Money Market Investments (Cost: $17,357)		17,358

Total Investments (99.9%) (Cost $429,408)(a)		557,591

Other Assets, Less Liabilities (0.1%)		755

Net Assets (100.0%)		558,346

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $429,408 and the net unrealized appreciation of investments based on that cost was $128,183 which is comprised of $131,768 aggregate gross unrealized appreciation and $3,585 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	16	9/07	$(39)
(Total Notional Value at June 30, 2007, $6,100)

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.60	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.0%)
Abercrombie & Fitch Co. — Class A	14,100	1,029
*Amazon.com, Inc.	49,800	3,407
*Apollo Group, Inc. —Class A	22,400	1,309
*AutoNation, Inc.	24,229	544
*AutoZone, Inc.	7,625	1,042
*Bed Bath & Beyond, Inc.	43,900	1,580
Best Buy Co., Inc.	64,875	3,028
*Big Lots, Inc.	17,500	515
The Black & Decker Corp.	10,600	936
Brunswick Corp.	14,500	473
Carnival Corp.	70,909	3,458
CBS Corp. — Class B	117,424	3,913
Centex Corp.	19,100	766
Circuit City Stores, Inc.	22,200	335
Clear Channel Communications, Inc.	79,550	3,009
*Coach, Inc.	59,500	2,820
*Comcast Corp. — Class A	498,705	14,023
D.R. Horton, Inc.	43,800	873
Darden Restaurants, Inc.	22,650	996
Dillard’s, Inc. — Class A	9,764	351
*The DIRECTV Group, Inc.	123,500	2,854
Dollar General Corp.	50,448	1,106
Dow Jones & Co., Inc.	10,520	604
The E.W. Scripps Co. — Class A	13,400	612
Eastman Kodak Co.	46,083	1,282
Family Dollar Stores, Inc.	24,200	831
*Ford Motor Co.	301,294	2,838
Fortune Brands, Inc.	24,467	2,015
Gannett Co., Inc.	37,650	2,069
The Gap, Inc.	84,975	1,623
General Motors Corp.	90,627	3,426
Genuine Parts Co.	27,300	1,354
*The Goodyear Tire & Rubber Co.	33,100	1,151
H&R Block, Inc.	51,700	1,208
Harley-Davidson, Inc.	41,300	2,462
Harman International Industries, Inc.	10,400	1,215
Harrah’s Entertainment, Inc.	29,950	2,554
Hasbro, Inc.	25,525	802
Hilton Hotels Corp.	62,450	2,090
The Home Depot, Inc.	316,294	12,445
*IAC/InterActiveCorp	35,000	1,211
International Game Technology	53,300	2,116
*The Interpublic Group of Companies, Inc.	75,100	856
J.C. Penney Co., Inc.	36,050	2,609
Johnson Controls, Inc.	31,600	3,658
Jones Apparel Group, Inc.	17,400	492
KB HOME	12,300	484
*Kohl’s Corp.	51,667	3,670
Leggett & Platt, Inc.	28,433	627

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Lennar Corp. — Class A	22,300	815
Limited Brands, Inc.	54,887	1,507
Liz Claiborne, Inc.	16,800	627
Lowe’s Companies, Inc.	241,200	7,402
Macy’s Inc.	73,646	2,930
Marriott International, Inc. — Class A	52,600	2,274
Mattel, Inc.	62,988	1,593
McDonald’s Corp.	191,278	9,709
The McGraw-Hill Companies, Inc.	55,020	3,746
Meredith Corp.	6,200	382
The New York Times Co. — Class A	23,070	586
Newell Rubbermaid, Inc.	44,692	1,315
News Corp. — Class A	373,200	7,916
NIKE, Inc. — Class B	60,800	3,544
Nordstrom, Inc.	35,934	1,837
*Office Depot, Inc.	44,257	1,341
OfficeMax, Inc.	12,100	476
Omnicom Group, Inc.	53,000	2,805
Polo Ralph Lauren Corp.	9,800	961
Pulte Homes, Inc.	34,000	763
RadioShack Corp.	21,700	719
*Sears Holdings Corp.	13,180	2,234
The Sherwin-Williams Co.	17,513	1,164
Snap-on, Inc.	9,317	471
The Stanley Works	13,350	810
Staples, Inc.	114,650	2,721
*Starbucks Corp.	118,700	3,115
Starwood Hotels & Resorts Worldwide, Inc.	34,500	2,314
Target Corp.	136,457	8,679
Tiffany & Co.	21,867	1,160
Time Warner, Inc.	606,600	12,762
The TJX Companies, Inc.	72,900	2,005
Tribune Co.	13,525	398
VF Corp.	14,257	1,306
*Viacom, Inc. — Class B	110,424	4,597
The Walt Disney Co.	317,557	10,841
Wendy’s International, Inc.	13,950	513
Whirlpool Corp.	12,644	1,406
*Wyndham Worldwide Corp.	29,186	1,058
Yum! Brands, Inc.	83,960	2,747

Total		218,220

Consumer Staples (9.1%)
Altria Group, Inc.	337,022	23,639
Anheuser-Busch Companies, Inc.	121,749	6,350
Archer-Daniels-Midland Co.	104,603	3,461
Avon Products, Inc.	70,300	2,584
Brown-Forman Corp. — Class B	12,618	922
Campbell Soup Co.	34,722	1,348
The Clorox Co.	24,350	1,512
The Coca-Cola Co.	321,975	16,843

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Coca-Cola Enterprises, Inc.	44,700	1,073
Colgate-Palmolive Co.	81,922	5,313
ConAgra Foods, Inc.	79,767	2,143
*Constellation Brands, Inc. — Class A	31,000	753
Costco Wholesale Corp.	71,564	4,188
CVS/Caremark Corp.	247,361	9,016
Dean Foods Co.	20,800	663
The Estee Lauder Companies, Inc. — Class A	18,900	860
General Mills, Inc.	55,467	3,240
H.J. Heinz Co.	52,017	2,469
The Hershey Co.	27,500	1,392
Kellogg Co.	40,157	2,080
Kimberly-Clark Corp.	73,056	4,887
Kraft Foods, Inc. — Class A	256,996	9,059
The Kroger Co.	113,405	3,190
McCormick & Co., Inc.	20,900	798
Molson Coors Brewing Co. — Class B	7,600	703
The Pepsi Bottling Group, Inc.	21,100	711
PepsiCo, Inc.	261,030	16,928
The Procter & Gamble Co.	504,564	30,873
Reynolds American, Inc.	27,400	1,786
Safeway, Inc.	70,800	2,409
Sara Lee Corp.	117,735	2,049
SUPERVALU, Inc.	33,270	1,541
Sysco Corp.	99,025	3,267
Tyson Foods, Inc. — Class A	40,500	933
UST, Inc.	25,667	1,379
Walgreen Co.	160,346	6,981
Wal-Mart Stores, Inc.	388,500	18,691
Whole Foods Market, Inc.	22,700	869
Wm. Wrigley Jr. Co.	34,558	1,911

Total		198,814

Energy (10.6%)
Anadarko Petroleum Corp.	74,324	3,864
Apache Corp.	53,046	4,328
Baker Hughes, Inc.	51,330	4,318
BJ Services Co.	47,000	1,337
Chesapeake Energy Corp.	65,600	2,270
Chevron Corp.	344,414	29,013
ConocoPhillips	261,938	20,562
CONSOL Energy, Inc.	29,200	1,346
Devon Energy Corp.	71,300	5,582
El Paso Corp.	112,171	1,933
ENSCO International, Inc.	23,900	1,458
EOG Resources, Inc.	39,220	2,865
Exxon Mobil Corp.	902,656	75,715
Halliburton Co.	146,438	5,052
Hess Corp.	43,700	2,577
Marathon Oil Corp.	109,966	6,594
Murphy Oil Corp.	30,100	1,789
*Nabors Industries, Ltd.	45,100	1,505

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*National-Oilwell Varco, Inc.	28,500	2,971
Noble Corp.	21,450	2,092
Occidental Petroleum Corp.	133,640	7,735
Peabody Energy Corp.	42,500	2,056
Rowan Companies, Inc.	17,750	727
Schlumberger, Ltd.	188,834	16,040
Smith International, Inc.	32,100	1,882
Spectra Energy Corp.	101,236	2,628
Sunoco, Inc.	19,500	1,554
*Transocean, Inc.	46,151	4,891
Valero Energy Corp.	88,000	6,500
*Weatherford International, Ltd.	54,000	2,983
The Williams Companies, Inc.	96,000	3,036
XTO Energy, Inc.	61,399	3,690

Total		230,893

Financials (20.4%)
ACE, Ltd.	52,200	3,264
AFLAC, Inc.	78,350	4,027
The Allstate Corp.	97,328	5,987
Ambac Financial Group, Inc.	16,300	1,421
American Express Co.	190,475	11,653
American International Group, Inc.	415,730	29,113
Ameriprise Financial, Inc.	37,655	2,394
Aon Corp.	47,000	2,003
Apartment Investment & Management Co. — Class A	15,600	787
Archstone-Smith Trust	35,700	2,110
Assurant, Inc.	15,900	937
AvalonBay Communities, Inc.	12,800	1,522
Bank of America Corp.	711,067	34,763
The Bank of New York Co., Inc.	121,153	5,021
BB&T Corp.	86,900	3,535
The Bear Stearns Companies, Inc.	19,095	2,673
Boston Properties, Inc.	19,100	1,951
Capital One Financial Corp.	66,229	5,195
*CB Richard Ellis Group, Inc.	30,000	1,095
The Charles Schwab Corp.	162,139	3,327
Chicago Mercantile Exchange Holdings, Inc.	5,700	3,046
The Chubb Corp.	64,300	3,481
Cincinnati Financial Corp.	27,475	1,192
CIT Group, Inc.	30,700	1,683
Citigroup, Inc.	792,648	40,654
Comerica, Inc.	24,950	1,484
Commerce Bancorp, Inc.	30,700	1,136
Compass Bancshares, Inc.	21,100	1,455
Countrywide Financial Corp.	95,100	3,457
Developers Diversified Realty Corp.	20,000	1,054
*E*TRADE Financial Corp.	68,400	1,511
Equity Residential	46,600	2,126
Fannie Mae	155,948	10,188

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Federated Investors, Inc. — Class B	14,200	544
Fifth Third Bancorp	88,134	3,505
First Horizon National Corp.	20,200	788
Franklin Resources, Inc.	26,450	3,504
Freddie Mac	105,986	6,433
Genworth Financial, Inc.	67,000	2,305
The Goldman Sachs Group, Inc.	65,500	14,197
The Hartford Financial Services Group, Inc.	50,750	4,999
Host Hotels & Resorts, Inc.	83,700	1,935
Hudson City Bancorp, Inc.	77,600	948
Huntington Bancshares, Inc.	37,842	861
Janus Capital Group, Inc.	29,729	828
JPMorgan Chase & Co.	547,397	26,520
KeyCorp	62,875	2,158
Kimco Realty Corp.	36,300	1,382
Legg Mason, Inc.	21,100	2,076
Lehman Brothers Holdings, Inc.	85,344	6,360
Lincoln National Corp.	43,430	3,081
Loews Corp.	71,401	3,640
M&T Bank Corp.	12,100	1,293
Marsh & McLennan Companies, Inc.	88,980	2,748
Marshall & Ilsley Corp.	41,500	1,977
MBIA, Inc.	20,950	1,304
Mellon Financial Corp.	66,668	2,933
Merrill Lynch & Co., Inc.	139,500	11,659
MetLife, Inc.	118,836	7,663
MGIC Investment Corp.	13,300	756
Moody’s Corp.	36,850	2,292
Morgan Stanley	168,913	14,168
National City Corp.	92,297	3,075
Northern Trust Corp.	30,250	1,943
Plum Creek Timber Co., Inc.	28,300	1,179
PNC Financial Services Group, Inc.	55,267	3,956
Principal Financial Group, Inc.	42,900	2,501
The Progressive Corp.	118,000	2,824
ProLogis	41,100	2,339
Prudential Financial, Inc.	74,900	7,283
Public Storage, Inc.	19,700	1,513
Regions Financial Corp.	112,890	3,737
SAFECO Corp.	17,050	1,062
Simon Property Group, Inc.	35,800	3,331
SLM Corp.	65,942	3,797
Sovereign Bancorp, Inc.	57,880	1,224
State Street Corp.	53,900	3,687
SunTrust Banks, Inc.	57,133	4,899
Synovus Financial Corp.	52,350	1,607
T. Rowe Price Group, Inc.	42,600	2,211
Torchmark Corp.	15,350	1,028
The Travelers Companies, Inc.	106,410	5,693
U.S. Bancorp	278,621	9,181
Unum Group	54,931	1,434
Vornado Realty Trust	20,900	2,296
Wachovia Corp.	306,647	15,716

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Washington Mutual, Inc.	142,454	6,074
Wells Fargo & Co.	535,160	18,822
XL Capital, Ltd. — Class A	29,800	2,512
Zions Bancorporation	17,600	1,354

Total		444,380

Health Care (11.5%)
Abbott Laboratories	246,850	13,219
Aetna, Inc.	82,708	4,086
Allergan, Inc.	49,234	2,838
AmerisourceBergen Corp.	30,600	1,514
*Amgen, Inc.	185,817	10,274
Applera Corp. — Applied Biosystems Group	29,433	899
*Barr Pharmaceuticals, Inc.	17,600	884
Bausch & Lomb, Inc.	8,700	604
Baxter International, Inc.	104,400	5,882
Becton, Dickinson and Co.	39,250	2,924
*Biogen Idec, Inc.	54,790	2,931
Biomet, Inc.	39,345	1,799
*Boston Scientific Corp.	190,122	2,916
Bristol-Myers Squibb Co.	315,408	9,954
C. R. Bard, Inc.	16,500	1,363
Cardinal Health, Inc.	61,625	4,353
*Celgene Corp.	60,900	3,491
CIGNA Corp.	46,087	2,407
*Coventry Health Care, Inc.	25,100	1,447
Eli Lilly and Co.	158,106	8,835
*Express Scripts, Inc.	43,500	2,175
*Forest Laboratories, Inc.	50,966	2,327
*Genzyme Corp.	42,100	2,711
*Gilead Sciences, Inc.	149,600	5,800
*Hospira, Inc.	24,965	975
*Humana, Inc.	26,900	1,638
IMS Health, Inc.	31,467	1,011
Johnson & Johnson	464,137	28,601
*King Pharmaceuticals, Inc.	39,066	799
*Laboratory Corp. of America Holdings	18,800	1,471
Manor Care, Inc.	11,700	764
McKesson Corp.	47,305	2,821
*Medco Health Solutions, Inc.	44,872	3,500
Medtronic, Inc.	184,500	9,568
Merck & Co., Inc.	347,320	17,297
*Millipore Corp.	8,600	646
Mylan Laboratories, Inc.	39,800	724
*Patterson Companies, Inc.	22,300	831
PerkinElmer, Inc.	19,200	500
Pfizer, Inc.	1,124,634	28,758
Quest Diagnostics, Inc.	25,300	1,307
Schering-Plough Corp.	238,650	7,265
*St. Jude Medical, Inc.	54,200	2,249
Stryker Corp.	47,900	3,022
*Tenet Healthcare Corp.	75,750	493
*Thermo Fisher Scientific, Inc.	67,600	3,496
UnitedHealth Group, Inc.	214,744	10,982
*Varian Medical Systems, Inc.	20,400	867

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Waters Corp.	16,200	962
*Watson Pharmaceuticals, Inc.	16,400	533
*WellPoint, Inc.	98,300	7,847
Wyeth	215,529	12,358
*Zimmer Holdings, Inc.	37,937	3,220

Total		250,138

Industrials (11.2%)
3M Co.	115,376	10,013
*Allied Waste Industries, Inc.	40,950	551
American Standard Companies, Inc.	28,200	1,663
Avery Dennison Corp.	14,650	974
The Boeing Co.	126,176	12,133
Burlington Northern Santa Fe Corp.	57,085	4,860
C.H. Robinson Worldwide, Inc.	27,400	1,439
Caterpillar, Inc.	102,576	8,032
Cintas Corp.	21,633	853
Cooper Industries, Ltd. — Class A	29,300	1,673
CSX Corp.	70,100	3,160
Cummins, Inc.	16,700	1,690
Danaher Corp.	38,200	2,884
Deere & Co.	36,060	4,354
Dover Corp.	32,767	1,676
Eaton Corp.	23,500	2,186
Emerson Electric Co.	127,400	5,962
Equifax, Inc.	23,300	1,035
FedEx Corp.	49,320	5,473
Fluor Corp.	14,100	1,570
General Dynamics Corp.	64,900	5,076
General Electric Co.	1,648,606	63,109
Goodrich Corp.	20,100	1,197
Honeywell International, Inc.	124,950	7,032
Illinois Tool Works, Inc.	66,000	3,577
Ingersoll-Rand Co., Ltd. — Class A	48,360	2,651
ITT Corp.	29,100	1,987
L-3 Communications Holdings, Inc.	20,000	1,948
Lockheed Martin Corp.	56,908	5,357
Masco Corp.	60,500	1,722
*Monster Worldwide, Inc.	20,967	862
Norfolk Southern Corp.	63,057	3,315
Northrop Grumman Corp.	55,320	4,308
PACCAR, Inc.	39,810	3,465
Pall Corp.	19,650	904
Parker Hannifin Corp.	18,575	1,819
Pitney Bowes, Inc.	35,237	1,650
Precision Castparts Corp.	22,000	2,670
R. R. Donnelley & Sons Co.	35,234	1,533
Raytheon Co.	71,100	3,832
Robert Half International, Inc.	26,640	972
Rockwell Automation, Inc.	25,250	1,753

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Rockwell Collins, Inc.	26,850	1,897
Ryder System, Inc.	9,800	527
Southwest Airlines Co.	125,167	1,866
*Terex Corp.	16,500	1,341
Textron, Inc.	20,150	2,219
Tyco International, Ltd.	317,708	10,735
Union Pacific Corp.	43,360	4,993
United Parcel Service, Inc. — Class B	169,700	12,388
United Technologies Corp.	159,334	11,302
W.W. Grainger, Inc.	11,400	1,061
Waste Management, Inc.	82,885	3,237

Total		244,486

Information Technology (15.2%)
*ADC Telecommunications, Inc.	18,764	344
*Adobe Systems, Inc.	94,250	3,784
*Advanced Micro Devices, Inc.	88,200	1,261
*Affiliated Computer Services, Inc. — Class A	15,900	902
*Agilent Technologies, Inc.	63,437	2,439
Altera Corp.	56,911	1,259
Analog Devices, Inc.	52,457	1,974
*Apple, Inc.	138,600	16,915
Applied Materials, Inc.	221,400	4,399
*Autodesk, Inc.	37,068	1,745
Automatic Data Processing, Inc.	88,650	4,297
*Avaya, Inc.	72,116	1,214
*BMC Software, Inc.	32,660	990
*Broadcom Corp. — Class A	74,600	2,182
CA, Inc.	65,892	1,702
*Ciena Corp.	13,685	494
*Cisco Systems, Inc.	972,900	27,095
*Citrix Systems, Inc.	28,920	974
*Cognizant Technology Solutions Corp. — Class A	23,000	1,727
*Computer Sciences Corp.	27,750	1,641
*Compuware Corp.	48,257	572
*Convergys Corp.	21,950	532
*Corning, Inc.	252,000	6,439
*Dell, Inc.	364,033	10,393
*eBay, Inc.	181,400	5,837
*Electronic Arts, Inc.	49,700	2,352
Electronic Data Systems Corp.	81,567	2,262
*EMC Corp.	336,274	6,087
Fidelity National Information Services, Inc.	26,200	1,422
First Data Corp.	120,932	3,951
*Fiserv, Inc.	26,925	1,529
*Google, Inc. — Class A	34,900	18,266
Hewlett-Packard Co.	419,626	18,724
Intel Corp.	930,963	22,120
International Business Machines Corp.	218,939	23,043
*Intuit, Inc.	54,900	1,651
Jabil Circuit, Inc.	28,767	635
*JDS Uniphase Corp.	33,850	455

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Juniper Networks, Inc.	90,700	2,283
KLA-Tencor Corp.	30,700	1,687
*Lexmark International, Inc. — Class A	15,200	750
Linear Technology Corp.	40,650	1,471
*LSI Logic Corp.	123,400	927
Maxim Integrated Products, Inc.	51,400	1,717
*MEMC Electronic Materials, Inc.	36,000	2,200
*Micron Technology, Inc.	121,150	1,518
Microsoft Corp.	1,348,992	39,755
Molex, Inc.	22,750	683
Motorola, Inc.	370,877	6,565
National Semiconductor Corp.	44,686	1,263
*NCR Corp.	28,800	1,513
*Network Appliance, Inc.	59,500	1,737
*Novell, Inc.	55,800	435
*Novellus Systems, Inc.	20,200	573
*NVIDIA Corp.	58,200	2,404
*Oracle Corp.	634,325	12,503
Paychex, Inc.	54,435	2,129
*PMC-Sierra, Inc.	34,200	264
*QLogic Corp.	25,500	425
QUALCOMM, Inc.	267,134	11,591
*SanDisk Corp.	36,600	1,791
*Sanmina-SCI Corp.	84,900	266
*Solectron Corp.	144,900	533
*Sun Microsystems, Inc.	572,097	3,009
*Symantec Corp.	144,354	2,916
Tektronix, Inc.	13,060	441
*Tellabs, Inc.	70,192	755
*Teradyne, Inc.	30,450	535
Texas Instruments, Inc.	229,700	8,644
*Unisys Corp.	55,750	510
*VeriSign, Inc.	39,300	1,247
Western Union Co.	123,832	2,579
*Xerox Corp.	150,200	2,776
Xilinx, Inc.	47,700	1,277
*Yahoo!, Inc.	193,800	5,258

Total		330,538

Materials (3.1%)
Air Products and Chemicals, Inc.	34,667	2,786
Alcoa, Inc.	139,307	5,646
Allegheny Technologies, Inc.	16,417	1,722
Ashland, Inc.	9,000	576
Ball Corp.	16,332	868
Bemis Co., Inc.	16,800	557
The Dow Chemical Co.	152,709	6,753
E. I. du Pont de Nemours and Co.	148,028	7,525
Eastman Chemical Co.	13,525	870
Ecolab, Inc.	28,100	1,200
Freeport-McMoRan Copper & Gold, Inc.	60,188	4,985
*Hercules, Inc.	18,700	367

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Materials continued
International Flavors & Fragrances, Inc.	12,400	647
International Paper Co.	69,766	2,724
MeadWestvaco Corp.	29,579	1,045
Monsanto Co.	87,106	5,883
Newmont Mining Corp.	72,280	2,823
Nucor Corp.	48,332	2,835
*Pactiv Corp.	20,900	667
PPG Industries, Inc.	26,267	1,999
Praxair, Inc.	51,100	3,679
Rohm and Haas Co.	22,780	1,246
Sealed Air Corp.	25,842	802
Sigma-Aldrich Corp.	21,000	896
Temple-Inland, Inc.	17,000	1,046
United States Steel Corp.	18,950	2,061
Vulcan Materials Co.	15,300	1,752
Weyerhaeuser Co.	34,580	2,729

Total		66,689

Telecommunication Services (3.7%)
ALLTEL Corp.	55,357	3,739
AT&T, Inc.	987,975	41,002
CenturyTel, Inc.	17,600	863
Citizens Communications Co.	54,900	838
Embarq Corp.	24,230	1,535
*Qwest Communications International, Inc.	248,935	2,415
Sprint Nextel Corp.	463,702	9,603
Verizon Communications, Inc.	465,242	19,154
Windstream Corp.	76,392	1,128

Total		80,277

Utilities (3.5%)
*The AES Corp.	107,000	2,341
*Allegheny Energy, Inc.	26,600	1,376
Ameren Corp.	33,067	1,621

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
American Electric Power Co., Inc.	63,940	2,880
CenterPoint Energy, Inc.	51,362	894
CMS Energy Corp.	36,000	619
Consolidated Edison, Inc.	43,350	1,956
Constellation Energy Group	29,000	2,528
Dominion Resources, Inc.	56,095	4,842
DTE Energy Co.	28,250	1,362
Duke Energy Corp.	201,773	3,692
*Dynegy, Inc.	64,500	609
Edison International	52,220	2,931
Entergy Corp.	31,609	3,393
Exelon Corp.	107,824	7,827
FirstEnergy Corp.	48,865	3,163
FPL Group, Inc.	65,114	3,695
Integrys Energy Group, Inc.	12,132	615
KeySpan Corp.	28,200	1,184
Nicor, Inc.	7,250	311
NiSource, Inc.	43,873	909
PG&E Corp.	56,325	2,552
Pinnacle West Capital Corp.	16,100	642
PPL Corp.	61,668	2,885
Progress Energy, Inc.	40,692	1,855
Public Service Enterprise Group, Inc.	40,536	3,558
Questar Corp.	27,600	1,459
Sempra Energy	42,302	2,506
The Southern Co.	120,500	4,132
TECO Energy, Inc.	33,600	577
TXU Corp.	73,530	4,948
Xcel Energy, Inc.	65,520	1,341

Total		75,203

Total Common Stocks (Cost: $1,384,452)		2,139,638

Money Market Investments (1.6%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.1%)
(b)Fannie Mae, 5.10%, 9/24/07	3,300,000	3,261

Total		3,261

Finance Lessors (0.5%)
(b)Ranger Funding Co. LLC, 5.34%, 7/12/07	10,000,000	9,982

Total		9,982

Finance Services (0.5%)
(b)Ciesco LP, 5.28%, 8/16/07	10,000,000	9,931

Total		9,931

National Commercial Banks (0.1%)
(b)UBS Finance LLC, 5.35%, 7/2/07	1,400,000	1,400

Total		1,400

Short Term Business Credit (0.4%)
(b)Sheffield Receivables, 5.35%, 7/10/07	10,000,000	9,985

Total		9,985

Total Money Market Investments (Cost: $34,558)		34,559

Total Investments (99.9%) (Cost $1,419,010)(a)		2,174,197

Other Assets, Less Liabilities (0.1%)		2,009

Net Assets (100.0%)		2,176,206

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,419,010 and the net unrealized appreciation of investments based on that cost was $755,187 which is comprised of $842,012 aggregate gross unrealized appreciation and $86,825 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	91	9/07	$(173)
(Total Notional Value at June 30, 2007, $34,475)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Capital Guardian Domestic Equity Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,069.70	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.1%)
Carnival Corp.	67,600	3,297
CBS Corp. — Class B	81,900	2,729
Fortune Brands, Inc.	32,300	2,661
General Motors Corp.	82,400	3,115
*Jarden Corp.	253,300	10,894
Johnson Controls, Inc.	46,700	5,406
Leggett & Platt, Inc.	74,300	1,638
McDonald’s Corp.	35,300	1,792
*Time Warner Cable, Inc. — Class A	64,100	2,511

Total		34,043

Consumer Staples (10.1%)
Altria Group, Inc.	136,600	9,581
Avon Products, Inc.	74,000	2,720
General Mills, Inc.	48,600	2,839
Kraft Foods, Inc. — Class A	468,372	16,510
Loews Corp. — Carolina Group	9,300	719
Sara Lee Corp.	591,000	10,283
Unilever NV	187,200	5,807

Total		48,459

Energy (7.9%)
Chevron Corp.	31,346	2,641
ConocoPhillips	68,600	5,385
Exxon Mobil Corp.	45,300	3,800
Royal Dutch Shell PLC, ADR	86,700	7,040
Royal Dutch Shell PLC, ADR B	62,728	5,228
Spectra Energy Corp.	89,600	2,326
*Transocean, Inc.	57,100	6,051
*Weatherford International, Ltd.	98,600	5,447

Total		37,918

Financials (35.1%)
Ambac Financial Group, Inc.	22,300	1,944
American Capital Strategies, Ltd.	126,500	5,379
American International Group, Inc.	152,600	10,687
*AmeriCredit Corp.	100,800	2,676
*Berkshire Hathaway, Inc.	34	3,722
Capital One Financial Corp.	91,100	7,146
Compass Bancshares, Inc.	3,100	214
Douglas Emmett, Inc.	126,600	3,132
Fifth Third Bancorp	139,200	5,536
General Growth Properties, Inc.	99,520	5,270
The Goldman Sachs Group, Inc.	9,900	2,146
The Hartford Financial Services Group, Inc.	17,100	1,685
Host Hotels & Resorts, Inc.	119,200	2,756
Hudson City Bancorp, Inc.	502,300	6,138

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
IndyMac Bancorp, Inc.	212,700	6,204
JPMorgan Chase & Co.	273,588	13,255
Lehman Brothers Holdings, Inc.	33,800	2,519
Marsh & McLennan Companies, Inc.	323,000	9,974
MBIA, Inc.	29,800	1,854
Merrill Lynch & Co., Inc.	53,900	4,505
The Progressive Corp.	383,000	9,165
RenaissanceRe Holdings, Ltd.	62,600	3,881
SLM Corp.	75,000	4,319
SunTrust Banks, Inc.	127,600	10,940
Wachovia Corp.	228,109	11,691
Washington Mutual, Inc.	402,300	17,154
Wells Fargo & Co.	267,300	9,401
XL Capital, Ltd. — Class A	64,600	5,445

Total		168,738

Health Care (9.1%)
AstraZeneca PLC, ADR	79,300	4,241
Merck & Co., Inc.	182,100	9,069
*Millennium Pharmaceuticals, Inc.	180,700	1,910
Pfizer, Inc.	502,300	12,844
Sanofi-Aventis, ADR	312,300	12,576
*WellPoint, Inc.	41,300	3,297

Total		43,937

Industrials (8.1%)
3M Co.	27,300	2,369
Caterpillar, Inc.	31,700	2,482
Emerson Electric Co.	46,600	2,181
General Electric Co.	416,100	15,928
Illinois Tool Works, Inc.	94,900	5,143
Parker Hannifin Corp.	31,500	3,084
Siemens AG, ADR	21,900	3,133
Tyco International, Ltd.	75,100	2,538
Union Pacific Corp.	20,000	2,303

Total		39,161

Information Technology (8.3%)
*Advanced Micro Devices, Inc.	163,100	2,332
*Affiliated Computer Services, Inc. — Class A	36,300	2,059
*Fairchild Semiconductor International, Inc.	149,100	2,881
*Flextronics International, Ltd.	650,500	7,025
Hewlett-Packard Co.	89,000	3,971
Intel Corp.	460,800	10,949
Jabil Circuit, Inc.	247,100	5,453
Seagate Technology	230,800	5,025

Total		39,695

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)
Air Products and Chemicals, Inc.	36,700	2,950
Alcoa, Inc.	59,800	2,424
The Dow Chemical Co.	44,200	1,955
E. I. du Pont de Nemours and Co.	26,700	1,357
Lyondell Chemical Co.	102,800	3,815
Methanex Corp.	58,600	1,473

Total		13,974

Telecommunication Services (4.4%)
AT&T, Inc.	413,800	17,173
Verizon Communications, Inc.	101,900	4,195

Total		21,368

Utilities (3.3%)
CMS Energy Corp.	236,500	4,068
Edison International	111,100	6,234
MDU Resources Group, Inc.	44,100	1,237
NiSource, Inc.	110,600	2,291
Pinnacle West Capital Corp.	46,300	1,845

Total		15,675

Total Common Stocks (Cost: $397,244)		462,968

Convertible Corporate Bonds (1.2%)

Automobiles And Other Motor Vehicles (1.2%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	5,736

Total Convertible Corporate Bonds (Cost: $4,656)		5,736

Money Market Investments (3.2%)

Federal Government & Agencies (2.6%)
Federal Home Loan Bank, 5.15%, 7/18/07	9,700,000	9,674
Federal Home Loan Bank, 5.16%, 7/13/07	2,800,000	2,795

Total		12,469

Finance Services (0.5%)
Ciesco LP, 5.28%, 8/16/07	2,500,000	2,483

Total		2,483

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Money Market Investments (3.2%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (0.1%)
UBS Finance LLC, 5.35%, 7/2/07	600,000	600

Total		600

Total Money Market Investments (Cost: $15,552)		15,552

Total Investments (100.7%) (Cost $417,452)(a)		484,256

Other Assets, Less Liabilities (-0.7%)		(3,506)

Net Assets (100.0%)		480,750

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $417,452 and the net unrealized appreciation of investments based on that cost was $66,804 which is comprised of $73,445 aggregate gross unrealized appreciation and $6,641 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

T. Rowe Price Equity Income Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,081.20	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.6%)
*Bed Bath & Beyond, Inc.	39,700	1,429
CBS Corp. — Class B	50,950	1,698
Citadel Broadcasting Corp.	4,707	30
D.R. Horton, Inc.	38,200	761
Dow Jones & Co., Inc.	42,300	2,430
Eastman Kodak Co.	59,300	1,650
Ford Motor Co.	67,600	637
Fortune Brands, Inc.	22,100	1,820
Gannett Co., Inc.	35,100	1,929
The Gap, Inc.	24,900	476
Genuine Parts Co.	25,000	1,240
H&R Block, Inc.	74,200	1,734
The Home Depot, Inc.	53,700	2,113
Mattel, Inc.	62,100	1,571
The New York Times Co. — Class A	81,200	2,062
Newell Rubbermaid, Inc.	66,800	1,966
Sony Corp., ADR	29,000	1,490
Time Warner, Inc.	135,800	2,857
Tribune Co.	36,495	1,073
*Viacom, Inc. — Class B	36,650	1,526
The Walt Disney Co.	61,300	2,093

Total		32,585

Consumer Staples (9.5%)
Anheuser-Busch Companies, Inc.	46,300	2,415
Archer-Daniels-Midland Co.	18,300	606
Avon Products, Inc.	46,300	1,702
Brown-Forman Corp. — Class B	9,500	694
Campbell Soup Co.	25,500	990
The Coca-Cola Co.	43,700	2,286
Colgate-Palmolive Co.	44,000	2,852
General Mills, Inc.	34,200	1,998
The Hershey Co.	9,600	486
Kimberly-Clark Corp.	19,900	1,331
Kraft Foods, Inc. — Class A	41,600	1,466
McCormick & Co., Inc.	21,700	829
The Procter & Gamble Co.	23,500	1,438
Sysco Corp.	16,300	538
UST, Inc.	18,400	988
Wal-Mart Stores, Inc.	43,800	2,107

Total		22,726

Energy (11.4%)
Anadarko Petroleum Corp.	36,800	1,913
BJ Services Co.	37,000	1,052
BP PLC, ADR	27,400	1,977
Chevron Corp.	61,100	5,147
Exxon Mobil Corp.	56,600	4,748
Hess Corp.	45,300	2,671
Murphy Oil Corp.	32,600	1,938
Royal Dutch Shell PLC, ADR	47,900	3,889
Schlumberger, Ltd.	23,100	1,962
Spectra Energy Corp.	34,750	902

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Statoil ASA, ADR	32,600	1,011

Total		27,210

Financials (16.9%)
American International Group, Inc.	41,500	2,906
Capital One Financial Corp.	4,700	369
The Charles Schwab Corp.	107,700	2,210
The Chubb Corp.	17,500	947
Citigroup, Inc.	51,500	2,641
Countrywide Financial Corp.	23,200	843
Fannie Mae	18,100	1,182
Fifth Third Bancorp	61,300	2,438
Genworth Financial, Inc.	16,300	561
JPMorgan Chase & Co.	108,788	5,272
Legg Mason, Inc.	9,400	925
Lincoln National Corp.	29,976	2,127
Marsh & McLennan Companies, Inc.	115,200	3,557
Mellon Financial Corp.	58,300	2,565
National City Corp.	29,000	966
The Progressive Corp.	47,800	1,144
State Street Corp.	25,800	1,765
SunTrust Banks, Inc.	21,600	1,852
The Travelers Companies, Inc.	34,727	1,858
U.S. Bancorp	75,000	2,471
Unum Group	50,900	1,329
Wells Fargo & Co.	23,500	826

Total		40,754

Health Care (9.2%)
Abbott Laboratories	25,600	1,371
*Amgen, Inc.	38,100	2,107
Baxter International, Inc.	29,300	1,651
*Boston Scientific Corp.	49,100	753
Bristol-Myers Squibb Co.	59,800	1,887
Eli Lilly and Co.	53,200	2,973
Johnson & Johnson	39,300	2,422
Merck & Co., Inc.	71,700	3,570
Pfizer, Inc.	110,300	2,820
Wyeth	41,800	2,397

Total		21,951

Industrials (12.4%)
3M Co.	41,700	3,618
Avery Dennison Corp.	28,800	1,915
Cooper Industries, Ltd. — Class A	20,100	1,148
General Electric Co.	189,100	7,238
Honeywell International, Inc.	35,200	1,981
Illinois Tool Works, Inc.	32,400	1,756
Ingersoll-Rand Co., Ltd. — Class A	25,300	1,387
Masco Corp.	65,600	1,868
Norfolk Southern Corp.	10,000	526
Pall Corp.	20,000	920

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Raytheon Co.	29,600	1,595
Southwest Airlines Co.	46,300	690
Union Pacific Corp.	20,500	2,361
United Parcel Service, Inc. — Class B	9,300	679
*USG Corp.	10,100	495
Waste Management, Inc.	37,000	1,445

Total		29,622

Information Technology (7.0%)
Analog Devices, Inc.	48,700	1,833
Applied Materials, Inc.	41,000	815
*Computer Sciences Corp.	16,500	976
*Dell, Inc.	73,600	2,101
Intel Corp.	48,400	1,150
International Business Machines Corp.	8,100	853
Microsoft Corp.	136,800	4,032
Motorola, Inc.	68,100	1,205
Nokia OYJ, ADR	73,000	2,052
*Yahoo!, Inc.	62,600	1,698

Total		16,715

Materials (5.4%)
Alcoa, Inc.	42,700	1,731
Chemtura Corp.	6,699	74
E. I. du Pont de Nemours and Co.	46,600	2,369
International Flavors & Fragrances, Inc.	37,000	1,929
International Paper Co.	96,700	3,776
MeadWestvaco Corp.	34,700	1,226
Vulcan Materials Co.	15,800	1,810

Total		12,915

Telecommunication Services (5.3%)
ALLTEL Corp.	19,600	1,324
AT&T, Inc.	117,235	4,866
*Qwest Communications International, Inc.	228,400	2,215
Sprint Nextel Corp.	90,300	1,870
Verizon Communications, Inc.	50,900	2,096
Windstream Corp.	27,804	410

Total		12,781

Utilities (4.5%)
Ameren Corp.	6,900	338
Duke Energy Corp.	63,600	1,164
Entergy Corp.	20,000	2,147
FirstEnergy Corp.	20,300	1,314
NiSource, Inc.	92,900	1,924
Pinnacle West Capital Corp.	18,800	749
Progress Energy, Inc.	33,600	1,532
TECO Energy, Inc.	21,800	375

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	59,900	1,226

Total		10,769

Total Common Stocks (Cost: $189,123)		228,028

Convertible Corporate Bonds (0.1%)

Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	309

Total Convertible Corporate Bonds (Cost: $247)		309

Money Market Investments (4.8%)

Other Holdings (4.8%)
Reserve Investment Fund	11,587,063	11,587

Total Money Market Investments (Cost: $11,587)		11,587

Total Investments (100.1%) (Cost $200,957)(a)		239,924

Other Assets, Less Liabilities (-0.1%)		(348)

Net Assets (100.0%)		239,576

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $200,957 and the net unrealized appreciation of investments based on that cost was $38,967 which is comprised of $41,019 aggregate gross unrealized appreciation and $2,052 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,120.60	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (16.2%)
Abercrombie & Fitch Co. — Class A	133,900	9,772
*Bare Escentuals, Inc.	406,500	13,882
*Coach, Inc.	343,300	16,269
*Dollar Tree Stores, Inc.	430,000	18,727
*Focus Media Holding, Ltd., ADR	436,100	22,023
*GameStop Corp. — Class A	769,900	30,103
International Game Technology	396,400	15,737
*Jack in the Box, Inc.	95,800	6,796
*O’Reilly Automotive, Inc.	418,160	15,284
Orient-Express Hotels, Ltd. — Class A	241,000	12,869
*Payless ShoeSource, Inc.	350,800	11,068
Pool Corp.	225,400	8,797
Starwood Hotels & Resorts Worldwide, Inc.	168,500	11,301
*Urban Outfitters, Inc.	352,800	8,478

Total		201,106

Energy (8.6%)
*Cameron International Corp.	336,500	24,050
Diamond Offshore Drilling, Inc.	213,000	21,632
Range Resources Corp.	556,100	20,804
Smith International, Inc.	436,500	25,596
*Southwestern Energy Co.	341,300	15,188

Total		107,270

Financials (9.8%)
Chicago Mercantile Exchange Holdings, Inc.	27,900	14,909
The Colonial BancGroup, Inc.	376,000	9,389
*IntercontinentalExchange, Inc.	69,283	10,243
*Investment Technology Group, Inc.	468,340	20,294
Legg Mason, Inc.	133,970	13,180
SEI Investments Co.	555,200	16,123
*SVB Financial Group	351,500	18,668
T. Rowe Price Group, Inc.	353,700	18,353

Total		121,159

Health Care (16.6%)
*Celgene Corp.	220,800	12,658
*DaVita, Inc.	641,900	34,585
*Express Scripts, Inc.	470,600	23,535
*Immucor, Inc.	388,600	10,869
*Intuitive Surgical, Inc.	176,300	24,465
*Kyphon, Inc.	222,720	10,724
*Lincare Holdings, Inc.	600,300	23,922
*Pediatrix Medical Group, Inc.	328,700	18,128
*Psychiatric Solutions, Inc.	544,981	19,761
*VCA Antech, Inc.	480,600	18,114
*Ventana Medical Systems, Inc.	115,938	8,959

Total		205,720

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Industrials (18.3%)
C.H. Robinson Worldwide, Inc.	310,700	16,318
*Corrections Corp. of America	319,550	20,167
Expeditors International of Washington, Inc.	396,560	16,378
Harsco Corp.	173,900	9,043
J.B. Hunt Transport Services, Inc.	512,800	15,035
Joy Global, Inc.	239,100	13,947
Knight Transportation, Inc.	1,031,200	19,985
The Manitowoc Co., Inc.	180,000	14,468
*Monster Worldwide, Inc.	179,000	7,357
MSC Industrial Direct Co., Inc. — Class A	429,302	23,611
Ritchie Bros. Auctioneers, Inc.	361,900	22,662
Robert Half International, Inc.	390,900	14,268
*Spirit AeroSystems Holdings, Inc.	516,700	18,627
*Stericycle, Inc.	335,200	14,903

Total		226,769

Information Technology (21.8%)
*Activision, Inc.	913,610	17,057
Amphenol Corp. — Class A	581,400	20,727
*Autodesk, Inc.	200,500	9,440
*Citrix Systems, Inc.	468,600	15,778
*Cognizant Technology Solutions Corp. — Class A	240,000	18,022
*Digital River, Inc.	199,900	9,045
FactSet Research Systems, Inc.	306,000	20,915
Harris Corp.	229,500	12,519
KLA-Tencor Corp.	329,880	18,127
*MEMC Electronic Materials, Inc.	346,800	21,196
*Mettler-Toledo International, Inc.	120,400	11,499
Microchip Technology, Inc.	667,195	24,714
*Network Appliance, Inc.	314,700	9,189
*NVIDIA Corp.	349,800	14,450
*ValueClick, Inc.	1,119,460	32,980
*VeriFone Holdings, Inc.	467,300	16,472

Total		272,130

Materials (2.8%)
*Owens-Illinois, Inc.	274,000	9,590
Praxair, Inc.	346,540	24,947

Total		34,537

Other Holdings (1.0%)
SPDR Metals & Mining ETF	192,700	12,017

Total		12,017

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.0%)
*NeuStar, Inc. — Class A	432,600	12,532

Total		12,532

Total Common Stocks (Cost: $1,010,787)		1,193,240

Money Market Investments (3.5%)

Federal Government & Agencies (0.2%)
Fannie Mae, 5.13%, 9/19/07	2,500,000	2,472

Total		2,472

Finance Services (2.4%)
Alpine Securitization, 5.30%, 7/9/07	10,000,000	9,987
(b)Barton Capital LLC, 5.35%, 7/12/07	10,000,000	9,982
(b)Bryant Park Funding LLC, 5.35%, 7/12/07	10,000,000	9,982

Total		29,951

National Commercial Banks (0.9%)
UBS Finance LLC, 5.35%, 7/2/07	10,700,000	10,697

Total		10,697

Total Money Market Investments (Cost: $43,119)		43,120

Total Investments (99.6%) (Cost $1,053,906)(a)		1,236,360

Other Assets, Less Liabilities (0.4%)		5,450

Net Assets (100.0%)		1,241,810

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,053,906 and the net unrealized appreciation of investments based on that cost was $182,453 which is comprised of $195,075 aggregate gross unrealized appreciation and $12,622 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

(formerly named Aggressive Growth Stock Portfolio)

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	38	9/07	$(94)
(Total Notional Value at June 30, 2007, $17,274 )

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,118.50	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.5%)
*99 Cents Only Stores	21,533	282
(b)Advance Auto Parts, Inc.	48,900	1,982
*Aeropostale, Inc.	23,700	988
American Eagle Outfitters, Inc.	90,450	2,322
American Greetings Corp. — Class A	26,100	739
*AnnTaylor Stores Corp.	29,750	1,054
Applebee’s International, Inc.	34,300	827
ArvinMeritor, Inc.	32,850	729
Barnes & Noble, Inc.	23,600	908
Beazer Homes USA, Inc.	18,000	444
Belo Corp. — Class A	40,400	832
Blyth, Inc.	11,600	308
Bob Evans Farms, Inc.	16,400	604
Borders Group, Inc.	27,300	520
BorgWarner, Inc.	26,600	2,290
Boyd Gaming Corp.	19,700	969
Brinker International, Inc.	52,175	1,527
Callaway Golf Co.	28,200	502
*Career Education Corp.	43,700	1,476
*CarMax, Inc.	98,800	2,520
Catalina Marketing Corp.	16,900	532
CBRL Group, Inc.	11,226	477
*Charming Shoppes, Inc.	59,100	640
*The Cheesecake Factory, Inc.	33,050	810
*Chico’s FAS, Inc.	80,900	1,969
*Coldwater Creek, Inc.	27,800	646
*Corinthian Colleges, Inc.	39,800	648
DeVry, Inc.	27,400	932
*Dick’s Sporting Goods, Inc.	18,100	1,053
*Dollar Tree Stores, Inc.	47,200	2,057
Entercom Communications Corp.	12,800	319
Foot Locker, Inc.	71,100	1,550
Furniture Brands International, Inc.	22,200	315
*GameStop Corp. — Class A	70,100	2,742
Gentex Corp.	65,600	1,292
*Hanesbrands, Inc.	44,300	1,197
Harte-Hanks, Inc.	21,750	559
*Hovnanian Enterprises, Inc. — Class A	16,800	278
International Speedway Corp. — Class A	16,400	864
*ITT Educational Services, Inc.	14,700	1,725
John Wiley & Sons, Inc. — Class A	20,300	980
*Laureate Education, Inc.	23,619	1,456
*Lear Corp.	35,200	1,253
Lee Enterprises, Inc.	21,200	442
M.D.C. Holdings, Inc.	16,200	783
Matthews International Corp. — Class A	14,500	632
Media General, Inc. — Class A	10,400	346
Modine Manufacturing Co.	15,100	341

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Mohawk Industries, Inc.	24,700	2,491
*Netflix, Inc.	27,800	539
*NVR, Inc.	2,200	1,495
*O’Reilly Automotive, Inc.	52,500	1,919
*Pacific Sunwear of California, Inc.	32,400	713
*Payless ShoeSource, Inc.	30,342	957
PetSmart, Inc.	62,500	2,028
Phillips-Van Heusen Corp.	25,500	1,545
Regis Corp.	20,400	780
*Rent-A-Center, Inc.	32,300	847
Ross Stores, Inc.	64,200	1,977
Ruby Tuesday, Inc.	25,000	658
The Ryland Group, Inc.	19,300	721
*Saks, Inc.	65,400	1,396
*Scholastic Corp.	12,000	431
*Scientific Games Corp.	31,000	1,083
Sotheby’s	26,400	1,215
Strayer Education, Inc.	6,600	869
Thor Industries, Inc.	16,100	727
*The Timberland Co. — Class A	23,100	582
*Toll Brothers, Inc.	58,400	1,459
Tupperware Brands Corp.	28,200	810
*Urban Outfitters, Inc.	51,800	1,245
*Valassis Communications, Inc.	22,000	378
The Washington Post Co. — Class B	2,600	2,018
Westwood One, Inc.	32,500	234
Williams-Sonoma, Inc.	50,800	1,604

Total		79,382

Consumer Staples (2.6%)
Alberto-Culver Co.	37,400	887
*BJ’s Wholesale Club, Inc.	29,600	1,066
Church & Dwight Co., Inc.	30,250	1,466
*Energizer Holdings, Inc.	25,900	2,581
*Hansen Natural Corp.	27,700	1,191
Hormel Foods Corp.	33,500	1,251
The J.M. Smucker Co.	25,996	1,655
Lancaster Colony Corp.	10,700	448
*NBTY, Inc.	26,000	1,123
PepsiAmericas, Inc.	27,700	680
Ruddick Corp.	16,500	497
*Smithfield Foods, Inc.	54,700	1,684
Tootsie Roll Industries, Inc.	12,483	346
Universal Corp.	11,900	725

Total		15,600

Energy (8.3%)
Arch Coal, Inc.	65,500	2,279
*Cameron International Corp.	50,600	3,616
Cimarex Energy Co.	38,300	1,509
*Denbury Resources, Inc.	55,700	2,089
*Encore Acquisition Co.	24,400	678
*FMC Technologies, Inc.	29,869	2,366

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Forest Oil Corp.	34,800	1,471
Frontier Oil Corp.	50,600	2,215
*Grant Prideco, Inc.	58,600	3,154
*Hanover Compressor Co.	47,500	1,133
Helmerich & Payne, Inc.	47,400	1,679
*Newfield Exploration Co.	59,700	2,719
Noble Energy, Inc.	78,500	4,899
Overseas Shipholding Group, Inc.	11,500	936
Patterson-UTI Energy, Inc.	72,000	1,887
Pioneer Natural Resources Co.	56,700	2,762
*Plains Exploration & Production Co.	33,000	1,578
Pogo Producing Co.	26,900	1,366
*Pride International, Inc.	76,200	2,854
*Quicksilver Resources, Inc.	25,500	1,137
*Southwestern Energy Co.	77,300	3,440
*Superior Energy Services, Inc.	37,100	1,481
Tidewater, Inc.	26,400	1,871

Total		49,119

Financials (15.4%)
A.G. Edwards, Inc.	34,600	2,926
AMB Property Corp.	45,800	2,437
American Financial Group, Inc.	32,450	1,108
*AmeriCredit Corp.	54,200	1,439
Arthur J. Gallagher & Co.	45,200	1,260
Associated Banc-Corp.	58,563	1,915
Astoria Financial Corp.	38,500	964
Bank of Hawaii Corp.	22,800	1,177
Brown & Brown, Inc.	52,900	1,330
Cathay General Bancorp	23,500	788
City National Corp.	18,800	1,430
The Colonial BancGroup, Inc.	70,300	1,755
Commerce Group, Inc.	22,000	764
Cousins Properties, Inc.	20,100	583
Cullen/Frost Bankers, Inc.	27,600	1,476
Eaton Vance Corp.	57,800	2,555
Equity One, Inc.	17,000	434
Everest Re Group, Ltd.	29,000	3,152
Fidelity National Financial, Inc.	101,791	2,412
First American Corp.	44,400	2,198
First Niagara Financial Group, Inc.	50,900	667
FirstMerit Corp.	37,000	774
Greater Bay Bancorp	23,500	654
The Hanover Insurance Group, Inc.	23,700	1,156
HCC Insurance Holdings, Inc.	51,550	1,722
Highwoods Properties, Inc.	26,100	979

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Horace Mann Educators Corp.	19,900	423
Hospitality Properties Trust	43,100	1,788
IndyMac Bancorp, Inc.	33,200	968
Investors Financial Services Corp.	30,800	1,899
Jefferies Group, Inc.	49,000	1,322
Leucadia National Corp.	74,700	2,634
Liberty Property Trust	42,300	1,858
The Macerich Co.	32,900	2,713
Mack-Cali Realty Corp.	31,200	1,357
Mercury General Corp.	16,300	898
Nationwide Health Properties, Inc.	41,000	1,115
New York Community Bancorp, Inc.	126,721	2,157
Nuveen Investments, Inc. — Class A	36,500	2,268
Ohio Casualty Corp.	27,500	1,191
Old Republic International Corp.	106,275	2,259
The PMI Group, Inc.	39,900	1,782
Potlatch Corp.	17,947	773
Protective Life Corp.	32,100	1,535
Radian Group, Inc.	36,900	1,993
Raymond James Financial, Inc.	42,725	1,320
Rayonier, Inc.	35,566	1,605
Regency Centers Corp.	31,900	2,249
SEI Investments Co.	58,300	1,693
StanCorp Financial Group, Inc.	24,600	1,291
*SVB Financial Group	15,900	844
TCF Financial Corp.	51,600	1,434
UDR, Inc.	62,400	1,641
Unitrin, Inc.	18,300	900
W.R. Berkley Corp.	78,550	2,557
Waddell & Reed Financial, Inc. — Class A	38,600	1,004
Washington Federal, Inc.	40,165	976
Webster Financial Corp.	26,000	1,109
Weingarten Realty Investors	35,000	1,439
Westamerica Bancorporation	13,800	611
Wilmington Trust Corp.	31,600	1,312

Total		90,973

Health Care (10.9%)
*Advanced Medical Optics, Inc.	27,512	960
*Affymetrix, Inc.	31,500	784
*Apria Healthcare Group, Inc.	20,100	578
Beckman Coulter, Inc.	28,500	1,843
*Cephalon, Inc.	30,400	2,443
*Cerner Corp.	30,100	1,670
*Charles River Laboratories International, Inc.	30,900	1,595
*Community Health Systems, Inc.	43,200	1,747
*Covance, Inc.	29,200	2,002
*Cytyc Corp.	53,000	2,285
DENTSPLY International, Inc.	69,800	2,670

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Edwards Lifesciences Corp.	26,500	1,308
*Endo Pharmaceuticals Holdings, Inc.	61,500	2,105
*Gen-Probe, Inc.	24,100	1,456
Health Management Associates, Inc. — Class A	111,400	1,266
*Health Net, Inc.	51,600	2,723
*Henry Schein, Inc.	40,800	2,180
Hillenbrand Industries, Inc.	28,300	1,840
*Intuitive Surgical, Inc.	17,200	2,387
*Invitrogen Corp.	21,500	1,586
*Kindred Healthcare, Inc.	14,500	445
*LifePoint Hospitals, Inc.	26,500	1,025
*Lincare Holdings, Inc.	38,500	1,534
Medicis Pharmaceutical Corp.	25,700	785
*Millennium Pharmaceuticals, Inc.	147,600	1,560
Omnicare, Inc.	55,900	2,016
*Par Pharmaceutical Companies, Inc.	16,100	455
*PDL BioPharma, Inc.	53,600	1,249
Perrigo Co.	34,900	683
Pharmaceutical Product Development, Inc.	47,800	1,829
*Psychiatric Solutions, Inc.	25,000	907
*ResMed, Inc.	35,800	1,477
*Sepracor, Inc.	48,900	2,006
STERIS Corp.	29,800	912
*Techne Corp.	18,100	1,036
*Triad Hospitals, Inc.	41,039	2,206
Universal Health Services, Inc. — Class B	24,800	1,525
*Valeant Pharmaceuticals International	43,500	726
*Varian, Inc.	14,000	768
*VCA Antech, Inc.	38,600	1,455
*Ventana Medical Systems, Inc.	15,200	1,175
*Vertex Pharmaceuticals, Inc.	60,200	1,719
*Wellcare Health Plans, Inc.	15,400	1,394

Total		64,315

Industrials (14.4%)
*AGCO Corp.	42,000	1,823
*AirTran Holdings, Inc.	42,000	459
*Alaska Air Group, Inc.	18,600	518
Alexander & Baldwin, Inc.	19,700	1,046
*Alliant Techsystems, Inc.	15,200	1,507
AMETEK, Inc.	49,050	1,946
*Avis Budget Group, Inc.	46,570	1,324
The Brink’s Co.	22,300	1,380
Carlisle Companies, Inc.	28,500	1,326
*ChoicePoint, Inc.	34,900	1,482
Con-way, Inc.	21,000	1,055
*Copart, Inc.	32,700	1,000
The Corporate Executive Board Co.	17,600	1,142
Crane Co.	23,100	1,050
Deluxe Corp.	23,700	962
Donaldson Co., Inc.	31,700	1,127

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
DRS Technologies, Inc.	18,600	1,065
The Dun & Bradstreet Corp.	27,300	2,811
Expeditors International of Washington, Inc.	98,000	4,047
Fastenal Co.	57,600	2,411
Federal Signal Corp.	21,900	347
Flowserve Corp.	26,200	1,876
GATX Corp.	23,500	1,157
Graco, Inc.	30,600	1,233
Granite Construction, Inc.	15,600	1,001
Harsco Corp.	38,700	2,012
Herman Miller, Inc.	29,200	923
HNI Corp.	22,000	902
Hubbell, Inc. — Class B	27,400	1,486
J.B. Hunt Transport Services, Inc.	46,700	1,369
*Jacobs Engineering Group, Inc.	54,400	3,129
*JetBlue Airways Corp.	82,025	964
Joy Global, Inc.	49,950	2,914
*KBR, Inc.	77,000	2,020
Kelly Services, Inc. — Class A	9,900	272
Kennametal, Inc.	17,900	1,468
*Korn/Ferry International	22,200	583
Lincoln Electric Holdings, Inc.	19,600	1,455
Manpower, Inc.	38,800	3,579
Mine Safety Appliances Co.	13,700	600
MSC Industrial Direct Co., Inc. — Class A	24,500	1,348
*Navigant Consulting, Inc.	19,900	369
Nordson Corp.	15,500	777
Oshkosh Truck Corp.	34,000	2,139
Pentair, Inc.	45,900	1,770
*Quanta Services, Inc.	54,900	1,684
Republic Services, Inc.	77,400	2,372
Rollins, Inc.	13,525	308
Roper Industries, Inc.	40,600	2,318
*Sequa Corp. — Class A	3,200	358
SPX Corp.	26,200	2,301
*Stericycle, Inc.	40,300	1,792
Teleflex, Inc.	18,000	1,472
*Thomas & Betts Corp.	23,300	1,351
The Timken Co.	43,300	1,564
Trinity Industries, Inc.	36,950	1,609
*United Rentals, Inc.	30,600	996
Werner Enterprises, Inc.	22,250	448
*YRC Worldwide, Inc.	26,400	972

Total		84,719

Information Technology (14.9%)
*3Com Corp.	183,300	757
*Activision, Inc.	115,866	2,163
Acxiom Corp.	31,702	839
*ADC Telecommunications, Inc.	57,100	1,047
ADTRAN, Inc.	28,200	732
*Advent Software, Inc.	9,000	293
*Alliance Data Systems Corp.	30,400	2,349
Amphenol Corp. — Class A	82,200	2,930

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Andrew Corp.	71,600	1,034
*Arrow Electronics, Inc.	56,500	2,171
*Atmel Corp.	196,900	1,095
*Avnet, Inc.	59,800	2,370
*Avocent Corp.	23,200	673
*The BISYS Group, Inc.	55,700	659
Broadridge Financial Solutions, Inc.	64,000	1,224
*Cadence Design Systems, Inc.	127,900	2,809
CDW Corp.	28,000	2,379
*Ceridian Corp.	65,900	2,307
*CheckFree Corp.	40,400	1,624
*CommScope, Inc.	28,100	1,640
*Cree, Inc.	38,700	1,000
*CSG Systems International, Inc.	19,900	528
*Cypress Semiconductor Corp.	69,500	1,619
Diebold, Inc.	30,200	1,576
*Digital River, Inc.	18,600	842
*DST Systems, Inc.	24,900	1,972
*Dycom Industries, Inc.	18,700	561
*F5 Networks, Inc.	19,200	1,548
Fair Isaac Corp.	26,400	1,059
*Fairchild Semiconductor International, Inc.	56,900	1,099
*Gartner, Inc.	23,900	588
Global Payments, Inc.	31,500	1,249
Harris Corp.	61,700	3,366
Imation Corp.	16,200	597
*Ingram Micro, Inc. — Class A	65,700	1,426
*Integrated Device Technology, Inc.	90,930	1,389
*International Rectifier Corp.	33,300	1,241
Intersil Corp. — Class A	62,100	1,954
Jack Henry & Associates, Inc.	35,400	912
*KEMET Corp.	38,500	271
*Lam Research Corp.	62,100	3,192
*Lattice Semiconductor Corp.	52,700	301
*Macrovision Corp.	24,400	733
*McAfee, Inc.	73,300	2,580
*Mentor Graphics Corp.	39,200	516
Micrel, Inc.	26,000	331
Microchip Technology, Inc.	99,312	3,679
MoneyGram International, Inc.	38,300	1,070
*MPS Group, Inc.	47,100	630
National Instruments Corp.	26,250	855
*Palm, Inc.	47,500	760
*Parametric Technology Corp.	52,800	1,141
Plantronics, Inc.	22,000	577
*Polycom, Inc.	42,100	1,415
*Powerwave Technologies, Inc.	59,900	401
*RF Micro Devices, Inc.	88,700	553
*Semtech Corp.	28,900	501
*Silicon Laboratories, Inc.	25,200	872

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*SRA International, Inc. — Class A	19,100	482
*Sybase, Inc.	42,000	1,003
*Synopsys, Inc.	65,900	1,742
*Tech Data Corp.	25,300	973
*Transaction Systems Architects, Inc.	17,100	576
*TriQuint Semiconductor, Inc.	63,911	323
*UTStarcom, Inc.	48,900	274
*ValueClick, Inc.	45,900	1,352
*Vishay Intertechnology, Inc.	84,987	1,344
*Western Digital Corp.	102,000	1,974
*Wind River Systems, Inc.	34,500	380
*Zebra Technologies Corp. — Class A	31,700	1,228

Total		87,650

Materials (6.2%)
Airgas, Inc.	36,100	1,729
Albemarle Corp.	36,500	1,406
Bowater, Inc.	25,800	644
Cabot Corp.	29,600	1,411
Carpenter Technology Corp.	11,800	1,538
Chemtura Corp.	110,863	1,232
Commercial Metals Co.	54,300	1,834
Cytec Industries, Inc.	19,400	1,237
Ferro Corp.	19,800	494
Florida Rock Industries, Inc.	22,700	1,532
FMC Corp.	17,600	1,573
Louisiana-Pacific Corp.	47,900	906
The Lubrizol Corp.	31,800	2,053
Lyondell Chemical Co.	98,800	3,668
Martin Marietta Materials, Inc.	19,600	3,176
Minerals Technologies, Inc.	8,800	589
Olin Corp.	33,900	712
Packaging Corp. of America	37,700	954
Reliance Steel & Aluminum Co.	29,800	1,677
RPM International, Inc.	55,600	1,285
The Scotts Miracle-Gro Co. — Class A	20,200	867
Sensient Technologies Corp.	21,600	548
Sonoco Products Co.	46,000	1,969
Steel Dynamics, Inc.	39,100	1,639
The Valspar Corp.	46,100	1,310
Worthington Industries, Inc.	31,800	688

Total		36,671

Telecommunication Services (0.8%)
Cincinnati Bell, Inc.	113,800	658
*NeuStar, Inc. — Class A	29,500	855
Telephone and Data Systems, Inc.	47,800	2,990

Total		4,503

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Utilities (6.9%)
AGL Resources, Inc.	35,800	1,449
Alliant Energy Corp.	53,400	2,075
Aqua America, Inc.	60,933	1,370
*Aquila, Inc.	172,200	704
Black Hills Corp.	17,300	688
DPL, Inc.	51,900	1,471
Energy East Corp.	72,600	1,894
Equitable Resources, Inc.	55,900	2,770
Great Plains Energy, Inc.	39,500	1,150
Hawaiian Electric Industries, Inc.	37,400	886
IDACORP, Inc.	20,100	644
MDU Resources Group, Inc.	83,600	2,344
National Fuel Gas Co.	38,400	1,663
Northeast Utilities	70,900	2,011
NSTAR	49,100	1,593
OGE Energy Corp.	42,200	1,547
ONEOK, Inc.	51,000	2,571
Pepco Holdings, Inc.	88,500	2,496
PNM Resources, Inc.	35,250	980
Puget Energy, Inc.	53,600	1,296
SCANA Corp.	53,600	2,052
*Sierra Pacific Resouces	101,681	1,786
Vectren Corp.	35,200	948
Westar Energy, Inc.	40,200	976
WGL Holdings, Inc.	22,600	738
Wisconsin Energy Corp.	53,700	2,375

Total		40,477

Total Common Stocks (Cost: $413,825)		553,409

Money Market Investments (6.2%)

Federal Government & Agencies (0.5%)
(b)Fannie Mae, 5.13%, 9/19/07	3,000,000	2,967

Total		2,967

Finance Lessors (1.7%)
(b)Ranger Funding Co. LLC, 5.34%, 7/12/07	10,000,000	9,982

Total		9,982

Finance Services (1.7%)
(b)Ciesco LP, 5.28%, 8/16/07	10,000,000	9,931

Total		9,931

National Commercial Banks (0.6%)
(b)UBS Finance LLC, 5.35%, 7/2/07	3,700,000	3,699

Total		3,699

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Money Market Investments (6.2%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.7%)
(b)Sheffield Receivables, 5.35%, 7/10/07	10,000,000	9,985

Total		9,985

Total Money Market Investments (Cost: $36,563)		36,564

Total Investments (100.1%) (Cost $450,388)(a)		589,973

Other Assets, Less Liabilities (-0.1%)		(558)

Net Assets (100.0%)		589,415

*	Non-Income Producing

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $450,388 and the net unrealized appreciation of investments based on that cost was $139,585 which is comprised of $162,777 aggregate gross unrealized appreciation and $23,192 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	81	9/07	$(202)
(Total Notional Value at June 30, 2007, $36,620 )

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

AllianceBernstein Mid Cap Value Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,132.90	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.7%)
ArvinMeritor, Inc.	115,000	2,554
Autoliv, Inc.	12,500	711
*AutoNation, Inc.	33,703	756
Dillard’s, Inc. — Class A	23,000	826
Furniture Brands International, Inc.	60,100	853
*Jack in the Box, Inc.	15,800	1,121
KB HOME	10,000	394
*Office Depot, Inc.	21,400	648
*Papa John’s International, Inc.	46,300	1,332
*TRW Automotive Holdings Corp.	66,300	2,442
*Vail Resorts, Inc.	14,000	852
VF Corp.	13,900	1,273

Total		13,762

Consumer Staples (8.2%)
Corn Products International, Inc.	52,500	2,386
Molson Coors Brewing Co. — Class B	25,300	2,339
*Performance Food Group Co.	69,700	2,265
Ruddick Corp.	65,300	1,967
SUPERVALU, Inc.	39,900	1,848
Universal Corp.	36,600	2,230

Total		13,035

Energy (3.0%)
*Hanover Compressor Co.	76,800	1,832
Hess Corp.	13,800	814
*Oil States International, Inc.	19,000	785
Rowan Companies, Inc.	16,700	684
*Todco	12,200	576

Total		4,691

Financials (22.1%)
A.G. Edwards, Inc.	22,500	1,902
*Arch Capital Group, Ltd.	37,800	2,742
Ashford Hospitality Trust, Inc.	67,500	794
Aspen Insurance Holdings, Ltd.	65,300	1,833
Astoria Financial Corp.	54,250	1,358
Central Pacific Financial Corp.	42,400	1,400
Digital Realty Trust, Inc.	19,300	727
FelCor Lodging Trust, Inc.	69,800	1,817
Fidelity National Financial, Inc.	70,500	1,671
Highland Hospitality Corp.	44,000	845
Mid-America Apartment Communities, Inc.	18,700	981
Old Republic International Corp.	101,500	2,158

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Platinum Underwriters Holdings, Ltd.	71,500	2,485
Provident Financial Services, Inc.	85,000	1,340
Radian Group, Inc.	27,800	1,501
RenaissanceRe Holdings, Ltd.	10,100	626
The South Financial Group, Inc.	58,500	1,324
Sovereign Bancorp, Inc.	13,800	292
StanCorp Financial Group, Inc.	38,000	1,994
Strategic Hotels & Resorts, Inc.	26,500	596
Susquehanna Bancshares, Inc.	76,700	1,716
Trustmark Corp.	48,400	1,252
UnionBanCal Corp.	17,000	1,015
Webster Financial Corp.	36,700	1,566
Whitney Holding Corp.	39,850	1,199

Total		35,134

Health Care (5.2%)
*Endo Pharmaceuticals Holdings, Inc.	18,561	635
*Genesis HealthCare Corp.	23,000	1,574
*Kindred Healthcare, Inc.	45,000	1,382
*King Pharmaceuticals, Inc.	32,600	667
*Molina Healthcare, Inc.	35,838	1,094
PerkinElmer, Inc.	80,600	2,101
Universal Health Services, Inc. — Class B	12,300	756

Total		8,209

Industrials (23.2%)
Acuity Brands, Inc.	26,600	1,603
*AGCO Corp.	19,000	825
*Alaska Air Group, Inc.	38,100	1,061
Arkansas Best Corp.	41,000	1,598
*Avis Budget Group, Inc.	69,000	1,962
Briggs & Stratton Corp.	56,200	1,774
*Continental Airlines, Inc. — Class B	34,600	1,172
Con-way, Inc.	39,200	1,969
Cooper Industries, Ltd. — Class A	24,000	1,370
GATX Corp.	44,900	2,211
Goodrich Corp.	24,900	1,483
Kelly Services, Inc. — Class A	28,000	769
Kennametal, Inc.	33,100	2,715
Laidlaw International, Inc.	22,700	784
Mueller Industries, Inc.	44,400	1,529
*Quebecor World, Inc.	64,000	778
Regal-Beloit Corp.	44,000	2,048
Ryder System, Inc.	35,800	1,926
SkyWest, Inc.	30,000	715
SPX Corp.	30,400	2,669
*Terex Corp.	24,500	1,992

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*United Stationers, Inc.	30,500	2,033
Werner Enterprises, Inc.	85,000	1,713

Total		36,699

Information Technology (11.3%)
*Amkor Technology, Inc.	50,000	788
*Andrew Corp.	135,100	1,951
*Arrow Electronics, Inc.	39,400	1,514
AVX Corp.	20,100	337
*Celestica, Inc.	53,500	334
*Checkpoint Systems, Inc.	36,900	932
*CommScope, Inc.	34,900	2,036
*Covansys Corp.	30,500	1,035
IKON Office Solutions, Inc.	149,500	2,334
*Sanmina-SCI Corp.	124,900	391
Siliconware Precision Industries Co., ADR	56,200	618
*Spansion, Inc. — Class A	64,000	710
*Tech Data Corp.	13,500	519
*Teradyne, Inc.	50,000	879
*Vishay Intertechnology, Inc.	126,000	1,993
*Zoran Corp.	81,600	1,635

Total		18,006

Materials (11.7%)
Ashland, Inc.	29,600	1,893
Celanese Corp.	64,900	2,517
Chaparral Steel Co.	6,800	489
Commercial Metals Co.	28,300	956
Cytec Industries, Inc.	34,600	2,206
The Lubrizol Corp.	41,500	2,678
Metal Management, Inc.	36,500	1,609
*Rockwood Holdings, Inc.	65,500	2,394
Silgan Holdings, Inc.	35,600	1,968
Steel Dynamics, Inc.	45,000	1,886

Total		18,596

Utilities (5.3%)
*Allegheny Energy, Inc.	15,200	786
Northeast Utilities	71,200	2,019
Puget Energy, Inc.	68,700	1,661
*Reliant Energy, Inc.	91,500	2,467
Wisconsin Energy Corp.	34,000	1,504

Total		8,437

Total Common Stocks (Cost: $129,319)		156,569

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Money Market Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.1%)
Federal Home Loan Bank, 5.15%, 7/18/07	1,800,000	1,795

Total Money Market Investments (Cost: $1,795)		1,795

Total Investments (99.8%) (Cost $131,114)(a)		158,364

Other Assets, Less Liabilities (0.2%)		340

Net Assets (100.0%)		158,704

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $131,114 and the net unrealized appreciation of investments based on that cost was $27,250 which is comprised of $31,086 aggregate gross unrealized appreciation and $3,836 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,096.90	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.4%)
*California Pizza Kitchen, Inc.	113,900	2,447
*Capella Education Co.	129,600	5,965
*Citi Trends, Inc.	82,300	3,124
*Force Protection, Inc.	127,400	2,630
*GSI Commerce, Inc.	116,744	2,651
*Hibbett Sports, Inc.	143,900	3,940
*J. Crew Group, Inc.	66,200	3,581
*Life Time Fitness, Inc.	133,400	7,101
*LKQ Corp.	233,200	5,751
*Morton’s Restaurant Group, Inc.	321,300	5,819
*National CineMedia, Inc.	181,000	5,070
Orient-Express Hotels, Ltd. — Class A	109,137	5,828
*Pinnacle Entertainment, Inc.	174,100	4,901
Sotheby’s	43,900	2,020
*The9 Ltd., ADR	95,700	4,427
*Tween Brands, Inc.	70,900	3,162
*Volcom, Inc.	180,500	9,047
*Zumiez, Inc.	215,000	8,123

Total		85,587

Consumer Staples (2.9%)
*Central European Distribution Corp.	196,300	6,796
*TreeHouse Foods, Inc.	87,321	2,324
UAP Holding Corp.	234,900	7,079

Total		16,199

Energy (5.8%)
*Dril-Quip, Inc.	157,600	7,084
*Global Industries, Ltd.	334,300	8,967
*Oceaneering International, Inc.	139,500	7,343
*T-3 Energy Services, Inc.	119,712	4,004
World Fuel Services Corp.	108,800	4,576

Total		31,974

Financials (7.1%)
*FCStone Group, Inc.	67,400	3,863
*Global Cash Access Holdings, Inc.	450,700	7,220
Greater Bay Bancorp	162,200	4,516
Greenhill & Co., Inc.	97,100	6,672
*Interactive Brokers Group, Inc. — Class A	69,000	1,872
*KBW, Inc.	129,793	3,813
optionsXpress Holdings, Inc.	199,200	5,111
Portfolio Recovery Associates, Inc.	90,300	5,420
PrivateBancorp, Inc.	27,800	801

Total		39,288

Health Care (13.2%)
*Adams Respiratory Therapeutics, Inc.	87,992	3,466

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Allscripts Healthcare Solutions, Inc.	160,700	4,095
*Digene Corp.	144,300	8,665
*Hologic, Inc.	38,400	2,124
*Kyphon, Inc.	131,200	6,317
Meridian Bioscience, Inc.	145,850	3,159
*Natus Medical, Inc.	342,200	5,448
*Noven Pharmaceuticals, Inc.	233,000	5,464
*Obagi Medical Products, Inc.	151,345	2,682
*Pediatrix Medical Group, Inc.	99,200	5,471
*Providence Service Corp.	349,585	9,341
*Psychiatric Solutions, Inc.	359,500	13,035
*Thoratec Corp.	203,000	3,733

Total		73,000

Industrials (14.8%)
*The Advisory Board Co.	172,484	9,583
*American Commercial Lines, Inc.	76,600	1,995
Bucyrus International, Inc. — Class A	142,770	10,105
C.H. Robinson Worldwide, Inc.	69,872	3,670
*Corrections Corp. of America	203,575	12,847
*Houston Wire & Cable Co.	191,300	5,435
*Huron Consulting Group, Inc.	80,900	5,907
Interface, Inc. — Class A	318,600	6,009
Knight Transportation, Inc.	317,167	6,147
Knoll, Inc.	348,500	7,806
*Marlin Business Services Corp.	409,820	8,733
*VistaPrint, Ltd.	103,700	3,967

Total		82,204

Information Technology (30.1%)
*Aruba Networks, Inc.	129,900	2,611
*Bankrate, Inc.	77,768	3,727
*Blackboard, Inc.	356,600	15,019
*comScore, Inc.	3,088	71
*Comtech Group, Inc.	218,700	3,611
*Cymer, Inc.	61,300	2,464
*Data Domain, Inc.	17,900	412
*DealerTrack Holdings, Inc.	323,600	11,921
*Diodes, Inc.	182,396	7,619
*Forrester Research, Inc.	131,900	3,710
*IHS, Inc. — Class A	57,700	2,654
*Kenexa Corp.	370,589	13,974
*Limelight Networks, Inc.	238,298	4,714
*LoopNet, Inc.	109,000	2,543
*Macrovision Corp.	164,500	4,945
*Mellanox Technologies, Ltd.	64,100	1,328
*MKS Instruments, Inc.	95,450	2,644
*Netlogic Microsystems, Inc.	350,060	11,146
*Polycom, Inc.	62,800	2,110

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Riverbed Technology, Inc.	71,900	3,151
*Silicon Image, Inc.	313,000	2,686
*SIRF Technology Holdings, Inc.	186,100	3,860
*Sohu.com, Inc.	278,500	8,909
*SonicWALL, Inc.	370,400	3,182
*Spreadtrum Communications, Inc.	17,900	260
*Switch & Data, Inc.	409,500	7,858
*Synaptics, Inc.	96,200	3,443
*Synchronoss Technologies, Inc.	150,900	4,427
Syntel, Inc.	41,300	1,255
*Tessera Technologies, Inc.	287,500	11,658
*THQ, Inc.	305,950	9,338
*The Ultimate Software Group, Inc.	210,667	6,095
*ValueClick, Inc.	119,200	3,512

Total		166,857

Materials (3.2%)
A.M. Castle & Co.	41,808	1,501
Airgas, Inc.	183,750	8,802
Silgan Holdings, Inc.	138,000	7,629

Total		17,932

Telecommunication Services (0.4%)
*Glu Mobile, Inc.	169,484	2,356

Total		2,356

Utilities (1.7%)
ITC Holdings Corp.	227,300	9,235

Total		9,235

Total Common Stocks (Cost: $455,567)		524,632

Money Market Investments (6.7%)

Federal Government & Agencies (0.4%)
Fannie Mae, 5.13%, 9/19/07	2,500,000	2,472

Total		2,472

Finance Lessors (1.8%)
Windmill Funding Corp., 5.28%, 7/18/07	10,000,000	9,974

Total		9,974

Finance Services (2.4%)
Alpine securitization, 5.25%, 7/12/07	3,000,000	2,995

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Money Market Investments (6.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
(b)Barton Capital LLC, 5.27%, 7/2/07	10,000,000	9,997

Total		12,992

National Commercial Banks (0.3%)
UBS Finance LLC, 5.35%, 7/2/07	1,700,000	1,699

Total		1,699

Short Term Business Credit (1.8%)
(b)Sheffield Receivables, 5.28%, 7/9/07	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $37,123)		37,124

Total Investments (101.3%) (Cost $492,690)(a)		561,756

Other Assets, Less Liabilities (-1.3%)		(6,992)

Net Assets (100.0%)		554,764

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $492,690 and the net unrealized appreciation of investments based on that cost was $69,066 which is comprised of $74,664 aggregate gross unrealized appreciation and $5,598 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	41	9/07	$3
(Total Notional Value at June 30, 2007, $17,260)

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,077.80	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.3%)
Aaron Rents, Inc.	169,600	4,951
Aaron Rents, Inc. — Class A	4,725	123
*Amazon.com, Inc.	7,900	540
*Apollo Group, Inc. — Class A	14,800	865
Brunswick Corp.	29,700	969
Building Materials Holding Corp.	80,200	1,138
*Career Education Corp.	11,600	392
*Cox Radio, Inc., — Class A	19,300	275
CSS Industries, Inc.	49,200	1,949
*Culp, Inc.	46,400	418
*Discovery Holding Co.	32,700	752
Dollar General Corp.	17,200	377
Dow Jones & Co., Inc.	13,500	776
*Drew Industries, Inc.	26,300	872
The E.W. Scripps Co. — Class A	25,400	1,161
Eastman Kodak Co.	16,900	470
*Echostar Communications Corp.	7,800	338
Family Dollar Stores, Inc.	18,900	649
Fred’s, Inc.	73,500	983
The Gap, Inc.	44,900	858
*Gemstar-TV Guide International, Inc.	68,100	335
H&R Block, Inc.	33,200	776
Haverty Furniture Companies, Inc.	113,500	1,325
Journal Register Co.	81,000	363
*Lamar Advertising Co. — Class A	2,200	138
*Liberty Media Holding Corp.	2,106	248
*Live Nation, Inc.	31,000	694
Liz Claiborne, Inc.	4,500	168
M/I Homes, Inc.	54,400	1,447
Mattel, Inc.	17,500	443
Matthews International Corp. — Class A	89,200	3,890
The McClatchy Co. — Class A	7,200	182
Meredith Corp.	1,600	99
The New York Times Co. — Class A	18,000	457
Newell Rubbermaid, Inc.	7,900	232
Pearson PLC, ADR	9,900	167
Pool Corp.	77,225	3,014
*RARE Hospitality International, Inc.	99,450	2,662
Ruby Tuesday, Inc.	48,200	1,269
*Saga Communications, Inc. — Class A	94,400	925
*Scholastic Corp.	20,600	740
Skyline Corp.	34,500	1,035
Stanley Furniture Co., Inc.	68,600	1,409
Stein Mart, Inc.	161,600	1,981
The TJX Companies, Inc.	8,100	223

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Tribune Co.	15,821	465
*TRW Automotive Holdings Corp.	14,100	519
Weight Watchers International, Inc.	12,985	660
*Winn-Dixie Stores, Inc.	47,300	1,386
Winnebago Industries, Inc.	76,000	2,244
*XM Satellite Radio Holdings, Inc.	65,000	765

Total		49,117

Consumer Staples (2.9%)
Alberto-Culver Co.	5,300	126
*Alliance One International, Inc.	105,100	1,056
Brown-Forman Corp. — Class B	7,000	512
Casey’s General Stores, Inc.	70,100	1,911
The Clorox Co.	14,000	869
Coca-Cola Enterprises, Inc.	48,500	1,164
ConAgra Foods, Inc.	37,800	1,015
McCormick & Co., Inc.	7,000	267
Nash Finch Co.	42,000	2,079
Sara Lee Corp.	56,600	985
Tootsie Roll Industries, Inc.	6,800	188
*Wild Oats Markets, Inc.	37,500	629

Total		10,801

Energy (8.6%)
*Atwood Oceanics, Inc.	32,000	2,196
BJ Services Co.	24,700	702
CARBO Ceramics, Inc.	31,800	1,393
*Compton Petroleum Corp.	17,300	172
*Forest Oil Corp.	78,550	3,320
*Geomet, Inc.	54,000	414
*Hanover Compressor Co.	41,100	980
Hess Corp.	11,800	696
*Mariner Energy, Inc.	58,793	1,426
Murphy Oil Corp.	22,700	1,349
Penn Virginia Corp.	123,600	4,969
Pogo Producing Co.	15,100	767
Spectra Energy Corp.	12,600	327
*TETRA Technologies, Inc.	158,900	4,481
*Todco	65,600	3,097
*Union Drilling, Inc.	28,500	468
*W-H Energy Services, Inc.	40,500	2,507
*Whiting Petroleum Corp.	60,300	2,443

Total		31,707

Financials (18.6%)
Ares Capital Corp.	84,000	1,415
Axis Capital Holdings, Ltd.	15,100	614
Boston Private Financial Holdings, Inc.	49,700	1,335
Cincinnati Financial Corp.	9,000	391
Citizens Republic Bancorp, Inc.	9,000	165

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Commerce Bancshares, Inc.	13,634	618
Compass Diversified Trust	67,700	1,207
Cullen/Frost Bankers, Inc.	5,900	315
*Discover Financial Services — W/I	9,300	265
East West Bancorp, Inc.	99,700	3,876
Employers Holdings, Inc.	13,000	276
First Financial Fund, Inc.	122,500	1,686
First Horizon National Corp.	33,600	1,310
First Niagara Financial Group, Inc.	29,600	388
First Potomac Realty Trust	79,000	1,840
First Republic Bank	91,700	4,920
Genworth Financial, Inc.	6,200	213
Hercules Technology Growth Capital, Inc.	100,600	1,359
Home Bancshares, Inc.	37,900	855
IndyMac Bancorp, Inc.	28,300	826
Innkeepers USA Trust	8,500	151
Investors Financial Services Corp.	10,300	635
James River Group, Inc.	2,400	80
Janus Capital Group, Inc.	29,200	813
JMP Group, Inc.	32,500	340
Kilroy Realty Corp.	64,400	4,561
Kohlberg Capital Corp.	109,000	2,022
Lasalle Hotel Properties	64,900	2,818
Lincoln National Corp.	6,363	451
*Markel Corp.	4,500	2,181
Marsh & McLennan Companies, Inc.	56,300	1,739
Max Capital Group, Ltd.	81,000	2,292
The Midland Co.	50,800	2,385
National Interstate Corp.	5,500	143
NewAlliance Bancshares, Inc.	8,800	130
Northern Trust Corp.	11,500	739
Ohio Casualty Corp.	10,800	468
OneBeacon Insurance Group, Ltd.	6,500	165
Parkway Properties, Inc.	27,300	1,311
Potlatch Corp.	58,600	2,523
*ProAssurance Corp.	86,000	4,787
Regions Financial Corp.	10,500	348
SLM Corp.	7,300	420
The St. Joe Co.	15,900	737
Strategic Hotels & Resorts, Inc.	102,800	2,312
*SVB Financial Group	78,000	4,143
Synovus Financial Corp.	12,800	393
The Travelers Companies, Inc.	9,330	499
Unum Group	7,900	206
Valley National Bancorp	5,569	125
Waddell & Reed Financial, Inc. — Class A	2,800	73

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Washington Real Estate Investment Trust	57,000	1,938
Westamerica Bancorporation	12,800	566
Willis Group Holdings, Ltd.	17,400	767
Wilmington Trust Corp.	8,600	357
Wintrust Financial Corp.	31,500	1,381
XL Capital, Ltd. — Class A	2,400	202

Total		69,075

Health Care (6.4%)
*Affymetrix, Inc.	4,900	122
Analogic Corp.	17,300	1,272
Arrow International, Inc.	42,500	1,627
*Barr Pharmaceuticals, Inc.	6,900	347
*Exelixis, Inc.	98,800	1,195
Health Management Associates, Inc. — Class A	87,500	994
*HEALTHSOUTH Corp.	39,360	713
*Invitrogen Corp.	4,300	317
*Lincare Holdings, Inc.	23,200	925
*Myriad Genetics, Inc.	81,200	3,019
*Neurocrine Biosciences, Inc.	5,200	58
Omnicare, Inc.	7,400	267
*OSI Pharmaceuticals, Inc.	8,000	290
Owens & Minor, Inc.	102,400	3,577
*Pharmion Corp.	53,000	1,534
*Sepracor, Inc.	13,000	533
*St. Jude Medical, Inc.	20,800	863
*Triad Hospitals, Inc.	7,600	409
Universal Health Services, Inc. — Class B	16,400	1,009
*Valeant Pharmaceuticals International	36,700	613
*Varian Medical Systems, Inc.	7,400	315
*Verenium Corp.	114,000	578
West Pharmaceutical Services, Inc.	57,300	2,702
*Zimmer Holdings, Inc.	2,300	195

Total		23,474

Industrials (20.2%)
*Accuride Corp.	52,500	809
*AirTran Holdings, Inc.	136,000	1,485
*Allied Waste Industries, Inc.	49,000	660
Ameron International Corp.	31,700	2,859
*Beacon Roofing Supply, Inc.	82,000	1,393
Belden, Inc.	75,300	4,168
*C&D Technologies, Inc.	76,500	428
*Casella Waste Systems, Inc. — Class A	110,200	1,188
Cintas Corp.	14,100	556
*Dollar Thrifty Automotive Group, Inc.	70,000	2,859
EDO Corp.	34,700	1,141
Electro Rent Corp.	108,000	1,570
Equifax, Inc.	12,900	573
Franklin Electric Co., Inc.	57,100	2,694
*FTI Consulting, Inc.	87,400	3,324

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
G & K Services, Inc. — Class A	58,000	2,292
*Genesee & Wyoming, Inc.	95,500	2,850
*The Genlyte Group, Inc.	35,500	2,788
Gibraltar Industries, Inc.	91,600	2,029
*Hertz Global Holdings, Inc.	49,300	1,310
IDEX Corp.	91,500	3,526
*Insituform Technologies, Inc. — Class A	113,200	2,469
*Kirby Corp.	103,900	3,989
Laidlaw International, Inc.	20,000	691
Landstar System, Inc.	128,600	6,204
Macquarie Infrastructure Co. LLC	32,200	1,336
McGrath Rentcorp	104,100	3,507
Nordson Corp.	65,300	3,275
*Owens Corning, Inc.	18,000	605
Raytheon Co.	7,200	388
Southwest Airlines Co.	97,900	1,460
Universal Forest Products, Inc.	42,300	1,788
*USG Corp.	6,300	309
UTI Worldwide, Inc.	112,320	3,009
*Waste Connections, Inc.	71,600	2,165
Woodward Governor Co.	59,900	3,215

Total		74,912

Information Technology (9.7%)
*Advanced Energy Industries, Inc.	81,200	1,840
*ATMI, Inc.	42,400	1,272
AVX Corp.	41,400	693
*Brooks Automation, Inc.	167,400	3,038
*Fairchild Semiconductor International, Inc.	42,400	819
*GSI Group, Inc.	156,200	1,529
*Intuit, Inc.	16,100	484
*Ixia	126,400	1,170
Landauer, Inc.	25,900	1,276
*Littelfuse, Inc.	54,000	1,824
Methode Electronics, Inc. — Class A	29,400	460
*Micron Technology, Inc.	28,700	360
Molex, Inc. — Class A	38,100	1,012
*MPS Group, Inc.	198,300	2,651
*Nortel Networks Corp.	32,530	782
*Novellus Systems, Inc.	12,900	366
*Packeteer, Inc.	55,500	433
*Progress Software Corp.	94,300	2,998
*QLogic Corp.	23,400	390
Seagate Technology	42,000	914
*SPSS, Inc.	69,925	3,086
StarTek, Inc.	71,900	776
*Sun Microsystems, Inc.	165,000	868
*Tellabs, Inc.	36,600	394
*Teradyne, Inc.	44,700	786
*Websense, Inc.	92,800	1,972
*Wind River Systems, Inc.	209,400	2,303
Xilinx, Inc.	7,200	193
*Xyratex, Ltd.	53,200	1,183

Total		35,872

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

Materials (10.8%)
Airgas, Inc.	75,900	3,637
American Vanguard Corp.	87,800	1,257
AngloGold Ashanti Limited ADR	19,500	737
AptarGroup, Inc.	98,000	3,486
Arch Chemicals, Inc.	68,700	2,414
Bowater, Inc.	16,600	414
Carpenter Technology Corp.	29,800	3,884
Chesapeake Corp.	24,600	309
Deltic Timber Corp.	42,600	2,335
*Domtar Corp.	42,600	475
Florida Rock Industries, Inc.	47,700	3,220
Gold Fields, Ltd., ADR	31,200	490
Innospec, Inc.	54,000	3,197
International Paper Co.	38,600	1,507
Louisiana-Pacific Corp.	39,800	753
*Meridian Gold, Inc.	73,900	2,038
Metal Management, Inc.	72,100	3,177
Myers Industries, Inc.	87,900	1,943
Nalco Holding Co.	54,000	1,482
*Smurfit-Stone Container Corp.	58,800	783
*Symyx Technologies, Inc.	78,200	900
Wausau Paper Corp.	105,600	1,415

Total		39,853

Other Holdings (0.5%)
Russell 2000 Value Index	23,400	1,922

Total		1,922

Telecommunication Services (0.7%)
*Premiere Global Services, Inc.	167,100	2,176
*Wireless Facilities, Inc.	169,600	285

Total		2,461

Utilities (3.8%)
Ameren Corp.	7,500	368
Black Hills Corp.	61,367	2,439
Cleco Corp.	86,700	2,124
Duke Energy Corp.	21,000	384
*Dynegy, Inc.	59,500	562
*El Paso Electric Co.	82,600	2,029
Energy East Corp.	7,000	183
*Mirant Corp.	8,100	345
NiSource, Inc.	29,900	619
Pinnacle West Capital Corp.	20,400	813
Southwest Gas Corp.	57,900	1,958
TECO Energy, Inc.	62,600	1,075
Vectren Corp.	41,900	1,128

Total		14,027

Total Common Stocks (Cost: $261,597)		353,221

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Convertible Corporate Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.875%, 6/15/25	655,000	734

Total Convertible Corporate Bonds (Cost: $660)		734

Preferred Stocks (0.1%)

Industrials (0.1%)
Allied Waste Industrial	900	317

Total Preferred Stocks (Cost: $252)		317

Money Market Investments (4.4%)

Other Holdings (4.4%)
Reserve Investment Fund	16,077,442	16,077

Total Money Market Investments (Cost: $16,077)		16,077

Total Investments (100.2%) (Cost $278,586)(a)		370,349

Other Assets, Less Liabilities (-0.2%)		(853)

Net Assets (100.0%)		369,496

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $278,586 and the net unrealized appreciation of investments based on that cost was $91,763 which is comprised of $102,753 aggregate gross unrealized appreciation and $10,990 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

International Growth Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,099.70	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
British Sky Broadcasting Group PLC	United Kingdom	167,495	2,147
Burberry Group PLC	United Kingdom	188,360	2,574
*Central European Media Enterprises, Ltd.	Czech Republic	26,045	2,541
Compagnie Financiere Richemont	Switzerland	37,245	2,225
Esprit Holdings, Ltd.	Hong Kong	216,500	2,756
Fiat SPA	Italy	156,215	4,648
*Focus Media Holding, Ltd.	China	58,200	2,939
Hugo Boss AG	Germany	34,385	2,059
Inditex SA	Spain	55,525	3,276
Intercontinental Hotels Group PLC	United Kingdom	98,535	2,448
Kuoni Reisen Holding	Switzerland	3,700	2,221
Makita Corp.	Japan	46,700	2,089
Point, Inc.	Japan	34,760	2,057
PPR	France	13,850	2,416
Renault SA	France	9,390	1,505
Sol Melia SA	Spain	126,260	2,808
Swatch Group AG	Switzerland	9,825	2,790
Toyota Motor Corp.	Japan	36,000	2,270
*Urbi Desarollos Urbanos SA	Mexico	698,680	3,217
WPP Group PLC	United Kingdom	136,035	2,035

Total			51,021

Consumer Staples (7.6%)
*Barry Callebaut AG	Switzerland	3,215	2,435
Coca Cola Hellenic Bottling Co. SA	Greece	60,930	2,803
Heineken NV	Netherlands	43,885	2,578
Iaws Group PLC	Ireland	92,635	1,940
Inbev NV	Belgium	30,940	2,450
Kerry Group PLC	Ireland	61,695	1,722
Reckitt Benckiser PLC	United Kingdom	71,735	3,929
Tesco PLC	United Kingdom	342,295	2,865
Unilever NV	Netherlands	40,700	1,266
Woolworths, Ltd.	Australia	113,260	2,591

Total			24,579

Energy (3.9%)
*Artumas Group, Inc.	Norway	96,355	984
Cameco Corp.	Canada	59,915	3,038
*China Coal Energy Co.	China	1,344,000	2,015
*Electromagnetic GeoServices AS	Norway	50,255	1,005
Expro International Group	United Kingdom	67,925	1,324
*Petroleum Geo-Services ASA	Norway	97,590	2,415
Reliance Industries, Ltd.	India	31,270	1,302
*Seajacks International, Ltd.	Norway	62,515	647

Total			12,730

Financials (15.5%)
Admiral Group PLC	United Kingdom	117,023	2,076
Aeon Mall Co., Ltd.	Japan	79,100	2,426
Allianz SE	Germany	13,315	3,120

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Allied Irish Banks PLC	Ireland	51,935	1,412
Anglo Irish Bank Corp. PLC	Ireland	247,814	5,042
Ardepro Co., Ltd.	Japan	6,725	2,094
AXA SA	France	65,345	2,804
Azimut Holding SPA	Italy	192,115	3,268
*Banca Popolare Italiana Scrl	Italy	79,780	1,225
Banco Espanol de Credito SA	Spain	84,515	1,915
Banco Espirito Santo SA	Portugal	59,825	1,333
Banco Popolare di Verona e Novara Scrl	Italy	39,980	1,148
Credit Suisse Group	Switzerland	42,960	3,047
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	37,535	2,930
Hopson Development Holdings, Ltd.	Hong Kong	234,000	657
Hypo Real Estate Holding AG	Germany	35,225	2,282
Induntrial Bank of Korea	Korea	39,200	800
Korean Reinsurance Co.	Korea	91,090	1,420
Manulife Financial Corp.	Canada	35,995	1,343
Piraeus Bank SA	Greece	82,835	3,031
*Scandinavian Property Development ASA	Norway	126,125	984
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	118,775	1,463
Toronto-Dominion Bank	Canada	26,440	1,808
Uncredito Italiano SPA	Italy	285,775	2,546

Total			50,174

Health Care (6.0%)
*Actelion, Ltd.	Switzerland	29,650	1,323
CSL, Ltd.	Australia	44,665	3,321
Daiichi Sankyo Co., Ltd.	Japan	80,500	2,139
Merck KGaA	Germany	14,405	1,981
Nobel Biocare Holding AG	Switzerland	7,075	2,310
Stada Arzneimittel AG	Germany	39,155	2,489
Takeda Pharmaceutical Co., Ltd.	Japan	17,700	1,142
Terumo Corp.	Japan	62,700	2,420
*William Demant Holding A/S	Denmark	24,705	2,438

Total			19,563

Industrials (24.2%)
ABB, Ltd., ADR	Switzerland	198,965	4,497
Aker Yards AS	Norway	90,500	1,563
*Alstom	France	20,435	3,403
Atlas Copco AB	Sweden	151,910	2,536
Berlian Laju Tanker Tbk PT	Indonesia	7,913,500	1,796
Bharat Heavy Electricals, Ltd.	India	68,690	2,586
CAE, Inc.	Canada	263,940	3,518
Capita Group PLC	United Kingdom	218,370	3,165
China Infrastructure Machinery Holdings, Ltd.	China	622,000	1,361
Companhia de Concessoes Rodoviarias	Brazil	164,660	3,031
Cosco Corp., Singapore, Ltd.	Singapore	205,000	502
Daewoo Shipbuilding & Marine Engineering Co.	Korea	42,230	2,388

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Deutz AG	Germany	45,220	586
FlSmidth & Co A/S	Denmark	39,840	3,126
*Grafton Group PLC	Ireland	103,595	1,478
Hopewell Holdings	Hong Kong	453,000	1,846
IVRCL Infrastructures & Projects, Ltd.	India	227,280	2,003
Komatsu, Ltd.	Japan	88,700	2,569
Kuehne & Nagel International AG	Switzerland	31,875	2,936
LG Corp.	Korea	8,270	426
Metso Oyj	Finland	55,040	3,232
Michael Page International PLC	United Kingdom	325,225	3,419
MTU Aero Engines Holding AG	Germany	51,190	3,321
*Prysmian SPA	Italy	79,585	1,935
Sembcorp Marine, Ltd.	Singapore	1,005,000	3,214
SGS SA	Switzerland	2,545	3,012
Siemens AG	Germany	27,535	3,961
*Thielert AG	Germany	10,800	329
Tianjin Development Holdings, Ltd.	Hong Kong	1,936,000	2,108
TNT NV	Netherlands	54,765	2,470
Vinci SA	France	45,920	3,425
Wavin NV	Netherlands	108,515	2,610

Total			78,352

Information Technology (10.2%)
*Autonomy Corp. PLC	United Kingdom	201,620	2,888
*Blinkx PLC	United Kingdom	201,620	176
Cap Gemini SA	France	29,720	2,173
EVS Broadcast Equipment SA	Belgium	15,965	1,313
*Gresham Computing PLC	United Kingdom	197,485	501
Hon Hai Precision Industry Co., Ltd.	Taiwan	271,000	2,341
Kontron AG	Germany	179,510	3,375
*LG.Philips Lcd Co., Ltd.	Korea	57,590	2,588
Neopost SA	France	21,330	3,119
Nippon Electric Glass Co., Ltd.	Japan	180,000	3,161
Star Micronics Co., Ltd.	Japan	124,300	3,308
Sumco Corp.	Japan	21,800	1,091
Telechips, Inc.	Korea	43,309	1,022
*Temenos Group AG	Switzerland	134,935	3,238
Vtech Holdings, Ltd.	Hong Kong	334,000	2,825

Total			33,119

Materials (9.4%)
Akzo Nobel NV	Netherlands	28,480	2,457
Anglo American PLC	United Kingdom	52,050	3,047
BHP Billiton, Ltd.	Australia	108,035	3,225
Compahnia Vale DO Rio Doce ADR	Brazil	88,500	3,943
*Crew Minerals Asa	Norway	409,610	1,196
CRH PLC	Ireland	72,760	3,585
*Gammon Gold, Inc.	Canada	46,400	586
Imperial Chemical Industries PLC	United Kingdom	247,655	3,083
K+S AG	Germany	23,615	3,613
Sika AG	Switzerland	960	1,959

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
*Smurfit Kappa Group PLC	Ireland	47,680	1,192
Syngenta AG	Switzerland	13,055	2,545

Total			30,431

Other Holdings (1.5%)
Nomura ETF — Nikkei 225	Japan	16,610	2,467
Nomura Topix ETF	Japan	156,500	2,274

Total			4,741

Telecommunication Services (3.0%)
*Bharti Airtel, Ltd.	India	75,075	1,541
China Mobile, Ltd.	Hong Kong	149,000	1,608
*Freenet AG	Germany	74,885	2,456
Tele2 AB	Sweden	120,695	1,970
*Telenor ASA	Norway	118,428	2,311

Total			9,886

Utilities (1.8%)
CEZ AS	Czech Republic	49,580	2,562
Perusahaan Gas Negara PT	Indonesia	596,000	623
Veolia Environnement	France	32,250	2,521

Total			5,706

Total Foreign Common Stocks (Cost: $252,076)			320,302

Money Market Investments (2.4%)

Federal Government and Agencies (2.4%)
Federal Home Loan Bank, 5.155%, 7/18/07	United States	7,700,000	7,680

Total Money Market Investments (Cost: $7,680)			7,680

Total Investments (101.2%) (Cost $259,756)(a)(l)			327,982

Other Assets, Less Liabilities (-1.2%)			(3,786)

Net Assets (100.0%)			324,196

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $259,756 and the net unrealized appreciation of investments based on that cost was $68,226 which is comprised of $71,166 aggregate gross unrealized appreciation and $2,940 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $286,095 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

United Kingdom	11.1%
Switzerland	10.8%
Japan	9.8%
Germany	9.7%
France	6.7%
Other	51.9%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Franklin Templeton International Equity Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,145.40	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (16.1%)
Accor SA	France	173,000	15,290
Bayerische Motoren Werke AG	Germany	380,920	24,713
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	15,703
Burberry Group PLC	United Kingdom	738,190	10,087
Compass Group PLC	United Kingdom	2,915,350	20,154
Fujifilm Holdings Corp.	Japan	159,300	7,124
GKN PLC	United Kingdom	2,091,540	16,682
Hyundai Motor Co.	South Korea	264,580	20,865
Kingfisher PLC	United Kingdom	3,825,490	17,296
Koninklijke Philips Electronics NV	Netherlands	449,135	19,040
Mediaset SPA	Italy	1,497,610	15,453
Michelin SA	France	260,200	36,360
Pearson PLC	United Kingdom	697,770	11,752
Reed Elsevier NV	Netherlands	645,340	12,302
Securitas Direct AB	Sweden	652,300	1,761
Sony Corp.	Japan	323,400	16,618
Thomson SA	France	1,088,780	20,458
Valeo SA	France	135,280	7,242
Wolters Kluwer NV	Netherlands	166,630	5,085

Total			293,985

Consumer Staples (2.2%)
Cadbury Schweppes PLC	United Kingdom	1,086,340	14,781
Nestle SA	Switzerland	38,980	14,805
Unilever PLC	United Kingdom	348,295	11,240

Total			40,826

Energy (6.2%)
BP PLC	United Kingdom	1,037,940	12,504
China Shenhua Energy Co., Ltd.	China	7,378,000	25,532
ENI SPA	Italy	414,535	15,026
Repsol YPF SA	Spain	493,680	19,467
Royal Dutch Shell	United Kingdom	410,435	17,139
SBM Offshore NV	Netherlands	451,200	17,199
Total SA	France	84,728	6,878

Total			113,745

Financials (19.6%)
ACE, Ltd.	Bermuda	234,580	14,666
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	2,196
AXA SA	France	512,174	21,978
Banco Santander Central Hispano SA	Spain	906,009	16,668
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,570
Chinatrust Financial Holding Co., Ltd.	Taiwan	17,172,000	13,376
DBS Group Holdings, Ltd.	Singapore	1,192,000	17,728
HSBC Holdings PLC	United Kingdom	1,474,937	26,908
ING Groep NV	Netherlands	683,040	30,077
Kookmin Bank	South Korea	226,500	19,842
Lloyds TSB Group PLC	United Kingdom	1,165,150	13,022

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Mitsubishi Tokyo Financial Group, ADR	Japan	222,000	2,446
Mitsubishi UFJ Financial Group Inc.	Japan	565	6,227
National Australia Bank, Ltd.	Australia	514,532	17,848
Nomura Holdings Inc.	Japan	332,400	6,452
Nordea Bank AB	Sweden	1,536,530	23,996
Old Mutual PLC	South Africa	4,953,850	16,689
Royal Bank of Scotland Group PLC	United Kingdom	1,816,680	22,975
Sompo Japan Insurance Inc.	Japan	1,103,000	13,507
Standard Chartered PLC	United Kingdom	370,360	12,084
Swire Pacific, Ltd.	Hong Kong	1,276,500	14,309
Swiss Reinsurance Co.	Switzerland	180,212	16,425
Unicredito Italiano SPA	Italy	860,800	7,669
XL Capital, Ltd. — Class A	Bermuda	94,850	7,995

Total			358,653

Health Care (6.7%)
AGFA Gevaert NV	Belgium	291,272	7,521
Celesio AG	Germany	261,230	16,908
*CK Life Sciences International Holdings Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	621,430	16,279
Novartis AG	Switzerland	324,220	18,250
Olympus Corp.	Japan	236,500	9,207
Ono Pharmaceutical Co., Ltd.	Japan	94,800	5,019
Sanofi-Aventis	France	164,625	13,293
Shire PLC	United Kingdom	878,760	21,781
Symbion Health, Ltd.	Australia	10	0	(m)
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	13,456

Total			121,718

Industrials (13.6%)
Atlas Copco AB	Sweden	1,330,560	22,208
BAE Systems PLC	United Kingdom	3,411,020	27,636
*British Airways PLC	United Kingdom	1,228,800	10,259
Deutsche Post AG	Germany	602,100	19,563
Empresa Brasiliera de AE ADR	Brazil	259,710	12,521
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	18,136
Qantas Airways, Ltd.	Australia	2,552,550	12,106
Rentokil Initial PLC	United Kingdom	2,672,940	8,551
Rolls-Royce Group PLC	United Kingdom	1,916,990	20,617
Rolls-Royce Group PLC — Class B	United Kingdom	113,485,808	0	(m)
Securitas AB	Sweden	652,300	10,353
Securitas Systems AB	Sweden	652,300	2,220
Siemens AG ADR	Germany	199,230	28,501
Smiths Group PLC	United Kingdom	320,326	7,609
*Vestas Wind Systems AS	Denmark	419,800	27,496
Volvo AB	Sweden	999,200	19,841

Total			247,617

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (7.2%)
*Check Point Software Technologies Ltd.	Israel	387,430	8,837
Compal Electronics Inc.	Taiwan	5,975,495	6,455
Hitachi, Ltd.	Japan	1,198,000	8,471
*Infineon Technologies AG	Germany	1,122,690	18,676
Lite-On Technology Corp.	Taiwan	4,895,950	6,307
Mabuchi Motor Co., Ltd.	Japan	168,400	10,303
Nintendo Co., Ltd.	Japan	64,600	23,593
Samsung Electronics Co., Ltd.	South Korea	46,140	28,189
Toshiba Corp.	Japan	2,350,000	20,452

Total			131,283

Materials (6.7%)
Akzo Nobel NV	Netherlands	111,700	9,637
Alcan Inc.	Canada	255,260	20,824
Alumina, Ltd.	Australia	1,908,930	12,646
BASF AG	Germany	109,300	14,352
Cia Vale DO Rio Doce Spon ADR	Brazil	440,500	16,607
*Domtar Corp.	United States	1,006,610	11,179
Norske Skogindustrier ASA	Norway	978,371	14,089
Stora Enso OYJ — Class R	Finland	658,140	12,343
UPM-Kymmene OYJ	Finland	394,760	9,744

Total			121,421

Telecommunication Services (11.1%)
BCE Inc.	Canada	394,282	14,931
China Telecom Corp., Ltd.	China	17,338,000	10,188
Chunghwa Telecom ADR	Taiwan	301,430	5,685
France Telecom SA	France	756,770	20,782
KT Corp. Spons ADR	South Korea	385,100	9,034
Nippon Telegraph & Telephone Corp.	Japan	1,930	8,552
Portugal Telecom SGPS SA	Portugal	632,670	8,723
SK Telecom Ltd. Sponsored ADR	South Korea	322,890	8,831
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	19,095
Telefonica SA Sponsored ADR	Spain	395,838	26,427
Telefonos de Mexico SA de CV, ADR	Mexico	514,688	19,502
Telenor ASA	Norway	1,208,610	23,588
Vodafone Group PLC	United Kingdom	8,017,483	26,979

Total			202,317

Utilities (5.8%)
E.ON AG	Germany	146,700	24,650
Electricite de France	France	258,050	27,904
Iberdrola SA	Spain	170,560	9,525
Korea Electric Power Corp.	South Korea	365,650	16,223
National Grid PLC	United Kingdom	666,512	9,842
Suez SA	France	314,910	17,989

Total			106,133

Total Foreign Common Stocks (Cost: $1,026,206)			1,737,698

Money Market Investments (4.6%)	Country	Shares/ $ Par	Value $ (000’s)

Autos (0.5%)
Fcar Owner Trust 1, 5.30%, 7/16/07	United States	10,000,000	9,976

Total			9,976

Finance Lessors (1.2%)
Thunder Bay Funding, Inc., 5.28%, 7/16/07	United States	10,000,000	9,976
Windmill Funding Corp., 5.28%, 7/18/07	United States	10,000,000	9,974

Total			19,950

Finance Services (1.7%)
Barton Capital LLC, 5.26%, 7/2/07	United States	10,000,000	9,998
Bryant Park Funding LLC, 5.30%, 7/23/07	United States	10,000,000	9,966
Ciesco LP, 5.28%, 8/16/07	United States	10,000,000	9,931

Total			29,895

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables, 5.27%, 7/10/07	United States	10,000,000	9,985

Total			9,985

National Commercial Banks (0.2%)
UBS Finance LLC, 5.35%, 7/2/03	United States	3,300,000	3,299

Total			3,299

Short Term Business Credit (0.5%)
HSBC Finance Corp. Disc 7/2/07	United States	10,000,000	9,997

Total			9,997

Total Money Market Investments (Cost: $83,102)			83,102

Total Investments (99.8%) (Cost $1,109,308)(a)(l)			1,820,800

Other Assets, Less Liabilities (0.2%)			3,862

Net Assets (100.0%)			1,824,662

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,109,308 and the net unrealized appreciation of investments based on that cost was $711,492 which is comprised of $724,106 aggregate gross unrealized appreciation and $12,614 aggregate gross unrealized depreciation.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $1,510,616 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country is based on Net Assets:

United Kingdom	21.3%
France	10.3%
Japan	8.3%
Germany	8.1%
South Korea	5.6%
Netherlands	5.1%
Other	41.3%

Total	100.0%

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

Money Market Portfolio

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,025.20	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’S) (2.2%)
Honda Auto Receivables Owner Trust, 5.32%, 3/18/08 Series 2007-1	1,932,056	1,932
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	3,848,867	3,849
World Omni Auto Receivables Trust, 5.32%, 2/15/08 Series 2007-A	3,570,777	3,571

Total		9,352

Autos (13.2%)
Daimler Chrysler Auto, 5.27%, 8/13/07	9,000,000	8,942
Daimler Chrysler Auto, 5.27%, 8/17/07	9,500,000	9,433
Fcar Owner Trust 1, 5.26%, 7/16/07	8,500,000	8,480
Fcar Owner Trust 1, 5.29%, 7/20/07	10,000,000	9,971
New Center Asset Trust, 5.25%, 7/17/07	9,500,000	9,476
New Center Asset Trust, 5.26%, 7/19/07	9,000,000	8,975

Total		55,277

Federal Government & Agencies (7.4%)
Fannie Mae, 4.40%, 2/4/08	3,800,000	3,781
Federal Home Loan Bank, 5.25%, 2/5/08	3,800,000	3,800
Federal Home Loan Bank, 5.50%, 12/27/07 Series 667	3,900,000	3,908
Federal Home Loan Mtg Co., 4.975%, 3/3/08	4,000,000	3,864
Federal Home Loan Mtg Co., 4.97%, 2/4/08	3,800,000	3,685
Federal Home Loan Mtg Co., 4.995%, 9/18/07	3,900,000	3,857
Federal Home Loan Mtg Co., 5.085%, 7/9/07	3,900,000	3,895
Federal National Mortgage Association, 5.06%, 3/10/08	4,200,000	4,049

Total		30,839

Finance Lessors (16.7%)
American General Financial Corp., 5.31%, 7/26/07	6,000,000	5,977
American General Financial Corp., 5.32%, 7/13/07	6,000,000	5,988

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors continued
American General Financial Corp., 5.35%, 7/11/07	6,000,000	5,990
Ranger Funding Co. LLC, 5.26%, 7/26/07	8,500,000	8,468
Ranger Funding Co. LLC, 5.34%, 7/12/07	7,739,000	7,725
Thunder Bay Funding, Inc., 5.27%, 8/3/07	9,500,000	9,453
Thunder Bay Funding, Inc., 5.28%, 8/9/07	8,500,000	8,450
Windmill Funding Corp., 5.26%, 7/20/07	8,000,000	7,977
Windmill Funding Corp., 5.28%, 7/11/07	10,000,000	9,984

Total		70,012

Finance Services (20.5%)
Alpine Securitization, 5.25%, 7/3/07	9,000,000	8,996
Alpine Securitization, 5.28%, 7/25/07	9,500,000	9,465
Barton Capital LLC, 5.30%, 7/10/07	9,500,000	9,486
Barton Capital LLC, 5.30%, 7/11/07	8,931,000	8,917
Bryant Park Funding LLC, 5.27%, 8/13/07	8,500,000	8,445
Bryant Park Funding LLC, 5.29%, 7/16/07	10,000,000	9,977
Ciesco LP, 5.25%, 7/19/07	10,000,000	9,973
Ciesco LP, 5.26%, 7/30/07	9,500,000	9,458
HBOS Treasury Services PLC, 5.31%, 4/9/08	3,400,000	3,400
John Deere Capital Corp., 5.24%, 7/17/07	8,500,000	8,479

Total		86,596

Miscellaneous Business Credit Institutions (5.6%)
General Electric, 5.445%, 7/9/07	5,000,000	5,000
Park Avenue Receivables, 5.28%, 7/18/07	9,500,000	9,474
Park Avenue Receivables, 5.30%, 7/23/07	9,000,000	8,970

Total		23,444

National Commercial Banks (13.9%)
Bank of America, 5.28%, 8/1/07	3,900,000	3,900
Bankboston, 6.375%, 4/15/08	3,600,000	3,631

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks continued
Berkshire Hathaway, 5.659%, 11/15/07	4,000,000,000	4,003
Citigroup Funding, Inc., 5.24%, 7/10/07	9,000,000	8,987
Citigroup Funding, Inc., 5.25%, 7/20/07	9,000,000	8,974
Rabobank USA, 5.32%, 7/2/07	10,270,000	10,268
UBS Finance LLC, 5.25%, 7/6/07	10,000,000	9,991
UBS Finance LLC, 5.27%, 7/27/07	8,500,000	8,466

Total		58,220

Personal Credit Institutions (2.3%)
American Express Credit, 5.25%, 7/13/07	9,500,000	9,482

Total		9,482

Security Brokers and Dealers (5.4%)
Bear Stearns Co. , Inc., 5.26%, 8/2/07	7,200,000	7,165
The Goldman Sachs Group, Inc., 4.125%, 1/15/08	4,000,000	3,974
Merrill Lynch & Co., 6.56%, 12/16/07	3,250,000	3,268
Morgan Stanley Dean Witter, 5.14%, 10/19/07	3,800,000	3,740
UBS AG Stamford, 5.29%, 6/16/08	4,465,000	4,465

Total		22,612

Short Term Business Credit (12.7%)
HSBC Finance Corp., 5.27%, 7/9/07	8,000,000	7,989
HSBC Finance Corp., 5.27%, 7/12/07	9,500,000	9,483
Old Line Funding Corp., 5.26%, 7/12/07	9,500,000	9,484
Old Line Funding Corp., 5.28%, 7/24/07	9,000,000	8,968
Sheffield Receivables, 5.27%, 7/10/07	17,500,000	17,475

Total		53,399

Total Money Market Investments (Cost: $419,233)		419,233

Total Investments (99.9%) (Cost $419,233)		419,233

Other Assets, Less Liabilities (0.1%)		312

Net Assets (100.0%)		419,545

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Select Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Fund’s stated parameters, no more than 30% of the portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,008.30	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
BAE Systems Holdings, 2109 Inc., 4.75%, 8/15/10 144A	1,850,000	1,809
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,046
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,586
General Dynamics Corp., 4.25%, 5/15/13	600,000	562
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,882
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,060
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	733
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	985
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,667

Total		18,330

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,945
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	240,000	303

Total		2,248

Banking (3.6%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,040,000	2,047
Bank of America Corp., 5.42%, 3/15/17	2,350,000	2,253
Bank of America Corp., 5.625%, 10/14/16	2,045,000	2,013
Bank of America NA, 5.30%, 3/15/17	790,000	754
Bank of New York, 4.95%, 1/14/11	1,050,000	1,034
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,776
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,030,000	995
BB&T Corp., 4.90%, 6/30/17	650,000	598
BNP Paribas, 7.195%, 6/25/37 144A	200,000	202
Citigroup, Inc., 5.50%, 2/15/17	4,445,000	4,306
Credit Agricole SA, 6.637%, 5/31/17 144A	425,000	413
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49	165,000	159

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	645,000	614
JP Morgan Chase & Co., 6.125%, 6/27/17	365,000	368
JPMorgan Chase Bank NA, 5.875%, 6/13/16	2,155,000	2,159
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,744
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,160
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,413
Northern Trust Corp., 5.30%, 8/29/11	580,000	578
PNC Funding Corp., 5.625%, 2/1/17	490,000	480
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,345
UnionBanCal Corp., 5.25%, 12/16/13	565,000	550
US Bank NA, 4.80%, 4/15/15	2,155,000	2,017
Wachovia Corp., 5.35%, 3/15/11	950,000	945
Wachovia Corp., 5.75%, 6/15/17	2,225,000	2,195
Washington Mutual Bank, 5.95%, 5/20/13	770,000	769
Wells Fargo Bank NA, 5.75%, 5/16/16	370,000	369
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,461

Total		36,717

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	1,415,000	1,323
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	400,000	367
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	110,000	104
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,269
Bottling Group LLC, 5.50%, 4/1/16	815,000	796
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,151
Diageo Capital PLC, 4.375%, 5/3/10	420,000	408
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,609

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiCo, Inc., 5.15%, 5/15/12	765,000	756
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	1,998

Total		11,781

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	569

Total		569

Cable/Media/Broadcasting/Satellite (1.7%)
CBS Corp., 6.625%, 5/15/11	330,000	339
Clear Channel Communications, Inc., 6.25%, 3/15/11	1,430,000	1,376
Comcast Corp., 5.875%, 2/15/18	3,015,000	2,921
Cox Communications, Inc., 4.625%, 1/15/10	565,000	552
Historic TW, Inc., 6.625%, 5/15/29	230,000	223
News America, Inc., 6.15%, 3/1/37 144A	75,000	69
News America, Inc., 6.40%, 12/15/35	470,000	448
Rogers Cable, Inc., 5.50%, 3/15/14	2,825,000	2,739
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	156
TCI Communications, Inc., 8.75%, 8/1/15	735,000	850
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	530,000	520
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	135,000	130
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,168
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	792
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,695
Viacom, Inc., 5.75%, 4/30/11	765,000	764

Total		16,742

Conglomerate/Diversified Manufacturing (0.4%)
General Electric Co., 5.00%, 2/1/13	2,000,000	1,939
Honeywell International, Inc., 5.30%, 3/15/17	620,000	596
United Technologies Corp., 4.875%, 5/1/15	250,000	237

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
United Technologies Corp., 6.35%, 3/1/11	770,000	792

Total		3,564

Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,696
Fortune Brands, Inc., 5.375%, 1/15/16	630,000	585
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,212
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	433

Total		5,926

Electric Utilities (4.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	596
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	307
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	264
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	199
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	225
CMS Energy Corp., 6.875%, 12/15/15	970,000	983
Consolidated Edison Co. of New York, 5.375%, 12/15/15	485,000	470
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	419
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,631
The Detroit Edison Co., 5.45%, 2/15/35	105,000	94
The Detroit Edison Co., 5.70%, 10/1/37	25,000	23
DTE Energy Co., 6.375%, 4/15/33	195,000	193
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,671
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,258
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	597
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	624
Florida Power & Light Co., 5.625%, 4/1/34	775,000	726
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,057
Florida Power Corp., 4.80%, 3/1/13	100,000	96
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,813

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,463
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	719,242	692
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	936
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	195,000	184
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	602
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,172
Nevada Power Co., 6.50%, 4/15/12	750,000	764
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,167
Northern States Power Co., 5.25%, 10/1/18	190,000	178
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,022
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	999
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	674
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	177
Pacific Gas & Electric Co., 6.05%, 3/1/34	795,000	770
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,956
PacifiCorp, 5.75%, 4/1/37	630,000	591
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,651
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	485
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	147
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	279
Progress Energy, Inc., 6.85%, 4/15/12	710,000	744
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	940
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	967
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,089
Puget Sound Energy, Inc., 3.363%, 6/1/08	1,380,000	1,353
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	754
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	406
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,412

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison Co., 5.55%, 1/15/37	230,000	212
Tampa Electric Co., 6.15%, 5/15/37	320,000	310
Tampa Electric Co., 6.55%, 5/15/36	385,000	393
Toledo Edison Co. 6.15%, 5/15/37	1,925,000	1,805
Union Electric Co., 6.40%, 6/15/17	140,000	143
Virginia Electric & Power Co., 6.00%, 5/15/37	1,890,000	1,806
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	597

Total		50,086

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	200,000	195

Total		195

Food Processors (0.8%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	150,000	151
General Mills, Inc., 5.70%, 2/15/17	890,000	867
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,733
Kraft Foods, Inc., 5.25%, 10/1/13	385,000	370
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,627

Total		7,748

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	336
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,185

Total		1,521

Gas Pipelines (0.5%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,266
El Paso Natural Gas Co., 5.95%, 4/15/17 144A	160,000	155
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,342
Kinder Morgan Finance, 5.35%, 1/5/11	1,765,000	1,726
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	169

Total		4,658

Independent Finance (0.6%)
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,469
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,262

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,429
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,352

Total		6,512

Industrials — Other (0.3%)
Centex Corp., 5.45%, 8/15/12	545,000	520
Centex Corp., 7.875%, 2/1/11	245,000	257
DR Horton, Inc., 5.375%, 6/15/12	385,000	361
DR Horton, Inc., 7.875%, 8/15/11	110,000	114
KB HOME, 7.75%, 2/1/10	1,160,000	1,154
Lennar Corp., 5.95%, 10/17/11	805,000	794

Total		3,200

Information/Data Technology (0.1%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	490
Siemens AG, 5.75%, 10/17/16 144A	495,000	488

Total		978

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	816
John Deere Capital Corp., 5.50%, 4/13/17	400,000	390

Total		1,206

Metals/Mining (0.3%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	954
Alcoa, Inc., 5.72%, 2/23/19	720,000	682
Alcoa, Inc., 5.90%, 2/1/27	1,140,000	1,061

Total		2,697

Mortgage Banking (0.4%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	571
Residential Capital LLC, 6.00%, 2/22/11	1,715,000	1,659
Residential Capital LLC, 6.50%, 4/17/13	1,500,000	1,450

Total		3,680

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.40%, 7/15/14	590,000	567

Total		567

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (2.5%)
Anadarko Finance Co., 7.50%, 5/1/31	785,000	843
Anadarko Petroleum Corp., 5.95%, 9/15/16	570,000	557
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	337
Apache Corp., 5.625%, 1/15/17	160,000	156
Apache Corp., 6.00%, 1/15/37	190,000	181
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	290,000	281
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	290,000	274
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	240,000	236
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,203
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	565,000	559
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	360,000	354
Devon Energy Corp., 7.95%, 4/15/32	200,000	234
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,910
Encana Holdings Finance Corp., 5.80%, 5/1/14	760,000	756
Hess Corp., 7.125%, 3/15/33	260,000	273
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,018
Nexen, Inc., 5.875%, 3/10/35	1,390,000	1,247
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,492
Pemex Project Funding Master Trust, 5.75%, 12/15/15	2,545,000	2,498
Petro-Canada, 5.95%, 5/15/35	690,000	635
Pioneer Natural Resource, 6.875%, 5/1/18	1,340,000	1,270
Suncoc, Inc., 5.75%, 1/15/17	625,000	602
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	332
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,403
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,578
Tesoro Corp., 6.50%, 6/1/17 144A	2,045,000	2,000
Valero Energy Corp., 6.125%, 6/15/17	205,000	204
Valero Energy Corp., 6.625%, 6/15/37	1,005,000	1,000

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
XTO Energy, Inc., 5.30%, 6/30/15	195,000	186
XTO Energy, Inc., 6.25%, 4/15/13	100,000	102

Total		25,721

Other Finance (0.3%)
Capmark Financial Group, 6.30%, 5/10/17 144A	255,000	251
SLM Corp., 5.375%, 5/15/14	425,000	364
SLM Corp., 5.45%, 4/25/11	3,020,000	2,796

Total		3,411

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	504

Total		504

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	195,000	198

Total		198

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,337
Wyeth, 5.95%, 4/1/37	540,000	516

Total		2,853

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	2,948
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,500
The Progressive Corp., 6.70%, 6/15/37	245,000	243
The Travelers Companies, Inc., 6.25%, 6/15/37	350,000	339

Total		5,030

Railroads (1.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	3,000,000	3,032
Burlington North Santa Fe, 6.15%, 5/1/37	325,000	316
Canadian Pacific Railway Co., 5.95%, 5/15/37	290,000	273
CSX Corp., 5.60%, 5/1/17	1,000,000	967
CSX Corp., 6.15%, 5/1/37	650,000	624
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	571
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,932
Union Pacific Corp., 5.65%, 5/1/17	840,000	816
Union Pacific Corp., 6.65%, 1/15/11	565,000	583
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,130

Total		13,244

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

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Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	569
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	358
BRE Properties, Inc., 5.50%, 3/15/17	315,000	303
Colonial Realty LP, 6.05%, 9/1/16	255,000	254
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	980
Duke Realty LP, 5.95%, 2/15/17	615,000	613
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,277
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,264
Health Care Property Investors, Inc., 6.00%, 1/30/17	290,000	284
HRPT Properties Trust, 5.75%, 11/1/15	800,000	782
ProLogis, 5.50%, 3/1/13	1,380,000	1,364
ProLogis, 5.75%, 4/1/16	865,000	853
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,697
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,352
Simon Property Group LP, 5.60%, 9/1/11	590,000	590
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,169

Total		15,709

Retail Food and Drug (0.3%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	680
CVS/Caremark Corp., 6.125%, 8/15/16	660,000	654
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,429
The Kroger Co., 6.80%, 12/15/18	65,000	66
The Kroger Co., 7.00%, 5/1/18	260,000	267

Total		3,096

Retail Stores (1.8%)
Costco Wholesale Corp., 5.30%, 3/15/12	170,000	169
Costco Wholesale Corp., 5.50%, 3/15/17	1,665,000	1,623
Federated Department Stores, Inc., 6.30%, 4/1/09	3,790,000	3,826
Federated Retail Holdings, Inc., 5.35%, 3/15/12	460,000	452
Federated Retail Holdings, Inc., 5.90%, 12/1/16	385,000	375

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
The Home Depot, Inc., 5.875%, 12/16/36	3,860,000	3,439
JC Penney Corp., Inc., 5.75%, 2/15/18	105,000	101
JC Penney Corp., Inc., 6.375%, 10/15/36	210,000	200
JC Penney Corp., Inc., 6.875%, 10/15/15	490,000	506
JC Penney Corp., Inc., 7.95%, 4/1/17	420,000	466
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	92
May Department Stores Co., 6.65%, 7/15/24	65,000	61
Target Corp., 5.375%, 5/1/17	1,260,000	1,206
Target Corp., 5.40%, 10/1/08	4,555,000	4,549
Wal-Mart Stores, Inc., 5.375%, 4/5/17	360,000	350
Wal-Mart Stores, Inc., 5.875%, 4/5/27	935,000	904

Total		18,319

Security Brokers and Dealers (1.5%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,286
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,540,000	2,434
Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	381
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	1,935,000	1,880
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	765,000	754
Merrill Lynch & Co., Inc., 5.70%, 5/2/17	3,310,000	3,187
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	234
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,661
Morgan Stanley, 5.45%, 1/9/17	705,000	668
Morgan Stanley, 5.75%, 10/18/16	110,000	107
Morgan Stanley, 6.25%, 8/9/26	795,000	792

Total		15,384

Telecommunications (2.5%)
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,747
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,597
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,550
British Telecom PLC, 8.625%, 12/15/30	410,000	537
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,635

Corporate Bonds (31.0%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Deutsche Telekom International Finance, 5.75%, 3/23/16	480,000	468
Embarq Corp., 6.738%, 6/1/13	610,000	622
Embarq Corp., 7.082%, 6/1/16	660,000	664
Embarq Corp., 7.995%, 6/1/36	635,000	644
France Telecom SA, 8.50%, 3/1/31	800,000	1,005
Rogers Wireless, Inc., 6.375%, 3/1/14	1,250,000	1,263
Sprint Capital Corp., 6.90%, 5/1/19	2,150,000	2,129
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,048
Sprint Capital Corp., 8.75%, 3/15/32	330,000	371
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,504
Telecom Italia Capital, 6.20%, 7/18/11	1,225,000	1,240
Verizon Communications, Inc., 5.50%, 4/1/17	1,450,000	1,397
Verizon Communications, Inc., 5.55%, 2/15/16	1,845,000	1,798
Verizon Global Funding Corp., 5.85%, 9/15/35	1,135,000	1,041
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,019

Total		25,279

Tobacco (0.2%)
Reynolds America, Inc., 6.75%, 6/15/17	150,000	152
Reynolds America, Inc., 7.25%, 6/15/37	150,000	154
Reynolds America, Inc., 7.625%, 6/1/16	1,735,000	1,838

Total		2,144

Vehicle Parts (0.2%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	559
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	726
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	339

Total		1,624

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,449

Total		1,449

Total Corporate Bonds (Cost: $320,405)		312,890

The Accompanying Notes are an Integral Part of the Financial Statements.

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Governments (12.4%)	Shares/ $ Par	Value $ (000’s)

Governments (12.4%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,892
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,085
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,089
Overseas Private Investment, 4.10%, 11/15/14	2,158,320	2,047
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,886
(g)US Treasury, 4.50%, 4/30/12	12,780,000	12,542
US Treasury, 4.50%, 5/15/17	29,900,000	28,668
US Treasury, 4.50%, 2/15/36	7,803,000	7,065
(g)US Treasury, 4.625%, 2/15/17	20,000,000	19,370
US Treasury, 4.75%, 11/15/08	1,410,000	1,405
(g)US Treasury, 4.75%, 5/31/12	11,225,000	11,137
(g)US Treasury, 4.75%, 2/15/37	15,124,000	14,260
US Treasury, 4.875%, 6/30/12	16,500,000	16,455

Total Governments (Cost: $126,566)		124,901

Structured Products (53.3%)

Structured Products (53.3%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	15,910,000	15,146
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	66,520,999	2,225
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	3,086,228	3,086
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	3,998,233	3,998
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	3,817,000	3,761
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	8,024,000	7,864

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	1,169,566	1,170
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,678
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	2,564,092	2,531
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	2,793,269	2,771
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,040
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.019%, 2/18/31 IO	67,435,630	776
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.649%, 10/15/30 IO 144A	26,075,566	338
Fannie Mae Whole Loan, 6.25%, 5/25/42	5,946,792	5,979
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,685,787	1,562
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,028,036	1,930
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	5,612,479	5,329
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,900,313	2,810
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	495,986	480
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,782,737	1,724
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,474,913	2,394
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,104,574	1,067
Federal Home Loan Mortgage Corp., 5.00%, 3/1/34	632,029	595
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	8,810,252	8,280

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	12,591,710	11,834
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	29,363,183	27,597
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	925,404	914
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,470,592	2,438
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	415,090	410
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,459,896	3,410
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,912,291	2,869
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	3,683,017	3,627
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,310,311	2,233
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	20,190,442	19,483
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	11,932,740	11,509
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	6,223,216	6,002
Federal Home Loan Mortgage Corp., 6.00%, 6/1/36	5,498,710	5,443
Federal Home Loan Mortgage Corp., 6.00%, 10/1/36	6,288,208	6,224
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	6,786,169	6,801
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/37	7,216,000	6,763
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/37	21,880,000	21,654
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	11,389,000	11,492
Federal National Mortgage Association, 4.00%, 6/1/19	1,132,635	1,051
Federal National Mortgage Association, 4.50%, 6/1/19	6,023,429	5,731

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 8/1/19	1,252,767	1,192
Federal National Mortgage Association, 4.50%, 12/1/19	651,589	620
Federal National Mortgage Association, 4.50%, 7/1/20	3,211,181	3,048
Federal National Mortgage Association, 4.50%, 9/1/20	4,384,278	4,162
Federal National Mortgage Association, 4.50%, 12/1/35	7,045,000	6,413
Federal National Mortgage Association, 5.00%, 3/1/20	2,093,260	2,027
Federal National Mortgage Association, 5.00%, 4/1/20	890,334	861
Federal National Mortgage Association, 5.00%, 5/1/20	10,233,257	9,897
Federal National Mortgage Association, 5.00%, 4/1/35	2,405,327	2,260
Federal National Mortgage Association, 5.00%, 7/1/35	3,903,367	3,667
Federal National Mortgage Association, 5.00%, 10/1/35	2,582,764	2,427
Federal National Mortgage Association, 5.17%, 1/1/16	2,668,057	2,596
Federal National Mortgage Association, 5.285%, 4/1/16	7,772,090	7,634
Federal National Mortgage Association, 5.32%, 4/1/14	1,742,945	1,713
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,951
Federal National Mortgage Association, 5.50%, 4/1/21	1,972,600	1,944
Federal National Mortgage Association, 5.50%, 9/1/34	1,553,859	1,504
Federal National Mortgage Association, 5.50%, 3/1/35	4,915,555	4,754
Federal National Mortgage Association, 5.50%, 7/1/35	1,153,196	1,115
Federal National Mortgage Association, 5.50%, 8/1/35	3,058,326	2,957
Federal National Mortgage Association, 5.50%, 9/1/35	17,359,943	16,787

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 10/1/35	5,142,094	4,972
Federal National Mortgage Association, 5.50%, 11/1/35	13,722,335	13,268
Federal National Mortgage Association, 5.50%, 1/1/36	11,359,799	10,984
Federal National Mortgage Association, 5.50%, 12/1/36	5,048,814	4,872
Federal National Mortgage Association, 5.50%, 1/1/37	2,776,077	2,677
Federal National Mortgage Association, 5.50%, 2/1/37	19,375,989	18,388
Federal National Mortgage Association, 6.00%, 5/1/35	321,564	319
Federal National Mortgage Association, 6.00%, 6/1/35	55,429	55
Federal National Mortgage Association, 6.00%, 7/1/35	5,451,322	5,402
Federal National Mortgage Association, 6.00%, 8/1/35	507,157	503
Federal National Mortgage Association, 6.00%, 10/1/35	2,050,303	2,032
Federal National Mortgage Association, 6.00%, 11/1/35	5,085,335	5,040
Federal National Mortgage Association, 6.00%, 9/1/36	3,689,106	3,652
Federal National Mortgage Association, 6.50%, 9/1/31	343,351	350
Federal National Mortgage Association, 6.50%, 11/1/35	2,167,873	2,191
Federal National Mortgage Association, 6.50%, 12/1/35	3,725,505	3,765
Federal National Mortgage Association, 6.50%, 4/1/36	1,241,221	1,253
Federal National Mortgage Association, 6.50%, 11/1/36	177,943	180
Federal National Mortgage Association, 6.50%, 12/1/36	675,247	682
Federal National Mortgage Association, 6.50%, 2/1/37	728,842	736
Federal National Mortgage Association, 6.50%, 3/1/37	8,613,575	8,695

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.75%, 4/25/18	1,130,019	1,153
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	6,949,000	6,845
Federal National Mortgage Association TBA, 6.00%, 7/1/36	30,377,000	30,046
Final Maturity Amortizing Notes, 4.45%, 8/25/12	6,676,337	6,412
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	3,186,527	3,203
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	1,910,000	1,918
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.18%, 12/15/31 144A	3,100,000	3,260
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	2,063,366	1,972
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	4,450,000	4,230
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	1,309,329	1,319
Government National Mortgage Association, 5.50%, 10/15/31	57,262	56
Government National Mortgage Association, 5.50%, 11/15/31	14,196	14
Government National Mortgage Association, 5.50%, 12/15/31	197,669	193
Government National Mortgage Association, 5.50%, 1/15/32	526,468	512
Government National Mortgage Association, 5.50%, 2/15/32	183,064	179
Government National Mortgage Association, 5.50%, 3/15/32	165,519	161
Government National Mortgage Association, 5.50%, 4/15/32	17,674	17

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 7/15/32	31,295	30
Government National Mortgage Association, 5.50%, 9/15/32	4,182,776	4,069
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	2,026,730	2,028
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4, 3.06%, 10/21/09	1,605,408	1,596
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	1,351,633	1,348
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	13,100,000	13,029
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,204,135	1,244
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	3,314,668	3,314
Midland Realty Acceptance Corp., Series 1996-C2, Class A EC, 1.334%, 1/25/29 IO 144A	1,142,351	0
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	427,962	451
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,416
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	56,346	56
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	3,193,748	3,194
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	3,494,653	3,494

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	3,591,767	3,474
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	1,912,000	1,883
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,579
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	2,678,598	2,671

Total Structured Products (Cost: $548,751)		538,830

Money Market Investments (14.4%)

Autos (2.0%)
(b)Daimler Chrysler Auto, 5.27%, 7/19/07	5,000,000	4,986
(b)Daimler Chrysler Auto, 5.28%, 7/12/07	5,000,000	4,991
(b)Fcar Owner Trust I, 5.30%, 7/27/07	5,000,000	4,980
(b)New Center Asset Trust, 5.26%, 7/9/07	5,000,000	4,994

Total		19,951

Federal Government & Agencies (0.1%)
(b)Federal National Mortgage Association, 5.10%, 9/24/07	1,000,000	988

Total		988

Finance Lessors (3.5%)
(b)American General Financial Corp, 5.32%, 7/13/07	5,000,000	4,991
Ranger Funding Co. LLC, 5.26%, 8/2/07	5,000,000	4,976
Ranger Funding Co. LLC, 5.29%, 7/20/07	5,000,000	4,985
Thunder Bay Funding, Inc., 5.28%, 7/16/07	5,000,000	4,988
Thunder Bay Funding, Inc., 5.28%, 7/25/07	5,000,000	4,982
Windmill Funding Corp., 5.26%, 7/19/07	5,000,000	4,986
Windmill Funding Corp., 5.27%, 7/31/07	5,000,000	4,977

Total		34,885

Finance Services (4.3%)
(b)Alpine Securitization, 5.25%, 7/12/07	10,000,000	9,983
(b)Barton Capital LLC, 5.30%, 7/10/07	10,000,000	9,985

Money Market Investments (14.4%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
(b)Bryant Park Funding LLC, 5.27%, 8/15/07	5,000,000	4,966
(b)Bryant Park Funding LLC, 5.28%, 7/12/07	5,000,000	4,991
(b)Ciesco LLC, 5.30%, 7/11/07	5,000,000	4,992
(b)John Deere Capital Corp., 5.26%, 7/19/07	10,000,000	9,972

Total		44,889

Miscellaneous Business Credit Institutions (1.0%)
Park Avenue Receivables, 5.29%, 7/16/07	5,000,000	4,988
Park Avenue Receivables, 5.32%, 7/12/07	5,002,000	4,993

Total		9,981

National Commercial Banks (0.5%)
UBS Finance LLC, 5.35%, 7/2/07	4,940,000	4,939

Total		4,939

Personal Credit Institutions (1.0%)
(b)American Express Credit, 5.25%, 7/12/07	10,000,000	9,983

Total		9,983

Short Term Business Credit (2.0%)
Old Line Funding Corp., 5.26%, 7/12/07	5,000,000	4,991
Old Line Funding Corp., 5.28%, 7/13/07	5,000,000	4,990
Sheffield Receivables, 5.27%, 7/10/07	10,000,000	9,986

Total		19,967

Total Money Market Investments (Cost: $145,582)		145,583

Total Investments (111.1%) (Cost $1,141,304)(a)		1,122,204

Other Assets, Less Liabilities (-11.1%)		(112,389)

Net Assets (100.0%)		1,009,815

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $43,975, representing 4.35% of the net assets.

IO — Interest Only Security

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,141,304 and the net unrealized depreciation of investments based on that cost was $19,101 which is comprised of $1,950 aggregate gross unrealized appreciation and $21,051 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $7,927 )	75	9/07	$(1)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See Note 7 in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

High Yield Bond Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,021.80	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
Bombardier, Inc., 8.00%, 11/15/14 144A	469,000	485
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	687
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	412,000	425
(c)Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	272,000	280
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,150
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,367

Total		5,394

Autos/Vehicle Parts (5.1%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	926,000	910
Arvinmeritor, Inc., 8.75%, 3/1/12	489,000	494
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	663
Ford Motor Co., 7.45%, 7/16/31	2,020,000	1,613
Ford Motor Credit Co., 8.00%, 12/15/16	1,345,000	1,288
Ford Motor Credit Co., 8.625%, 11/1/10	710,000	721
Ford Motor Credit Co., 9.875%, 8/10/11	2,980,000	3,128
General Motors Corp., 8.375%, 7/15/33	1,815,000	1,656
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	604,000	636
Lear Corp., 8.50%, 12/1/13	1,126,000	1,081
Lear Corp., 8.75%, 12/1/16	872,000	831
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,700,000	1,619
Visteon Corp., 8.25%, 8/1/10	445,000	442

Total		15,082

Basic Materials (12.4%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,837,000	1,681
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	670,000	586
Arch Western Finance LLC, 6.75%, 7/1/13	1,395,000	1,339

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	597
Bowater Canada Finance, 7.95%, 11/15/11	780,000	734
Cascades, Inc., 7.25%, 2/15/13	504,000	490
Catalyst Paper Corp., 8.625%, 6/15/11	340,000	329
Crown Americas, Inc., 7.625%, 11/15/13	1,062,000	1,073
Crown Americas, Inc., 7.75%, 11/15/15	825,000	829
Equistar Chemicals LP, 10.625%, 5/1/11	905,000	953
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,374
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,435
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,505,000	2,675
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,853,000	1,784
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	1,329,000	1,276
Graphic Packaging International Corp., 9.50%, 8/15/13	881,000	915
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	2,023
Huntsman LLC, 11.50%, 7/15/12	745,000	827
Invista, 9.25%, 5/1/12 144A	875,000	925
Lyondell Chemical Co., 6.875%, 6/15/17	1,440,000	1,390
Lyondell Chemical Co., 8.00%, 9/15/14	1,545,000	1,587
Massey Energy Co., 6.875%, 12/15/13	1,190,000	1,090
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	445,000	449
(c)Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	560,000	561
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	335,000	338
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	785,000	803
Norampac, Inc., 6.75%, 6/1/13	625,000	596

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Novelis, Inc., 7.25%, 2/15/15	748,000	768
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,037
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,596
Peabody Energy Corp., 7.375%, 11/1/16	935,000	954
Smurfit-Stone Container, 8.375%, 7/1/12	955,000	956
Stone Container, 8.00%, 3/15/17	680,000	660
VeraSun Energy Corp., 9.375%, 6/1/17 144A	555,000	516

Total		36,146

Builders/Building Materials (1.5%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	479
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	192
Beazer Homes USA, Inc., 8.375%, 4/15/12	205,000	194
K. Hovnanian Enterprises, 7.75%, 5/15/13	1,491,000	1,304
KB HOME, 7.75%, 2/1/10	1,030,000	1,025
Standard Pacific Corp., 6.25%, 4/1/14	565,000	497
Standard Pacific Corp., 7.75%, 3/15/13	715,000	658

Total		4,349

Capital Goods (2.0%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	566
Belden CDT, Inc., 7.00%, 3/15/17 144A	340,000	335
Clarke American Corp., 9.50%, 5/15/15 144A	212,000	204
Clarke American Corp., 10.106%, 5/15/15 144A	265,000	256
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	709
Rental Service Corp., 9.50%, 12/1/14 144A	837,000	854
Terex Corp., 7.375%, 1/15/14	610,000	610
United Rentals North America, Inc., 6.50%, 2/15/12	2,545,000	2,499

Total		6,033

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (6.5%)
Albertson’s Inc., 7.25%, 5/1/13	1,335,000	1,360
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	380,000	361
(c)Claire’s Stores, Inc., 9.625%, 6/1/15 144A	435,000	402
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	540,000	493
Delhaize America, Inc., 9.00%, 4/15/31	841,000	1,016
Dollar General Corp., 10.625%, 7/15/15 144A	1,075,000	1,037
Education Management LLC, 10.25%, 6/1/16	1,280,000	1,347
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,155
Jostens IH Corp., 7.625%, 10/1/12	844,000	840
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,307
Michaels Stores, Inc., 10.00%, 11/1/14 144A	804,000	824
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,749
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	208
Rent-A-Center, 7.50%, 5/1/10	497,000	504
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	981
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,523
Rite Aid Corp., 8.625%, 3/1/15	336,000	314
Rite Aid Corp., 9.375%, 12/15/15 144A	540,000	518
Rite Aid Corp., 9.50%, 6/15/17 144A	485,000	466
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	760
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,148
Warnaco, Inc., 8.875%, 6/15/13	755,000	798

Total		19,111

Energy (9.9%)
AmeriGas Partners LP, 7.25%, 5/20/15	940,000	931
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,165
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	1,220,000	1,205
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	785
Chesapeake Energy Corp., 6.625%, 1/15/06	1,405,000	1,352
Chesapeake Energy Corp., 7.50%, 9/15/13	620,000	631
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	671

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Cimarex Energy Co., 7.125%, 5/1/17	275,000	268
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	405
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	683
Complete Production Services, Inc., 8.00%, 12/15/16 144A	803,000	811
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	748
Forest Oil Corp., 7.25%, 6/15/19 144A	650,000	631
Hanover Compressor Co., 7.50%, 4/15/13	427,000	429
Hanover Compressor Co., 9.00%, 6/1/14	665,000	703
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	622
Mariner Energy, Inc., 8.00%, 5/15/17	725,000	720
Newfield Exploration Co., 6.625%, 9/1/14	190,000	183
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	1,006
OPTI Canada, Inc., 8.25%, 12/15/14 144A	1,010,000	1,025
Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,730
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	508
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	609
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,016,000	961
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	644
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	893
Pogo Producing Co., 7.875%, 5/1/13	726,000	741
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,060
Range Resources Corp., 7.50%, 5/15/16	235,000	238
Seitel, Inc., 9.75%, 2/15/14 144A	340,000	337
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,114
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	1,235,000	1,260
Tesoro Corp., 6.625%, 11/1/15	1,225,000	1,213
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	1,027
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,310

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	538,000	541

Total		29,160

Financials (4.4%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	772,000	755
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,260
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	905,000	867
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	1,295,000	1,274
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	2,825,000	2,888
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	388
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	595
Residential Capital LLC, 6.50%, 4/17/13	905,000	875
Residential Capital LLC, 6.875%, 6/30/15	905,000	878
Residential Capital LLC, 7.187%, 4/17/09 144A	1,301,000	1,294
SLM Corp., 5.375%, 5/15/14	1,370,000	1,174
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	843

Total		13,091

Foods (3.9%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	925,000	902
Constellation Brands, Inc., 7.25%, 9/1/16	1,235,000	1,204
Dean Foods Co., 7.00%, 6/1/16	915,000	874
Dole Foods Co., 8.625%, 5/1/09	1,965,000	1,959
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	254,000	243
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	841
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	401
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	1,465,000	1,414
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	685,000	659

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Reynolds America, Inc., 7.625%, 6/1/16	1,545,000	1,636
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,330

Total		11,463

Gaming/Leisure/Lodging (8.1%)
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	804
American Casino & Entertainment, 7.85%, 2/1/12	780,000	801
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,389
Corrections Corp. of America, 6.25%, 3/15/13	1,398,000	1,342
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,174
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	810,000	798
Hertz Corp., 8.875%, 1/1/14	1,295,000	1,350
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,862
Mandalay Resort Group, 9.375%, 2/15/10	660,000	696
MGM Mirage, Inc., 6.75%, 9/1/12	1,485,000	1,418
MGM Mirage, Inc., 7.5%, 6/1/16	1,800,000	1,708
Park Place Entertainment Corp., 8.125%, 5/15/11	1,775,000	1,853
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	635,000	613
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	423
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	879
Seminole Hard Rock Entertainment, 7.86%, 3/15/14 144A	540,000	544
Station Casinos, Inc., 6.625%, 3/15/18	615,000	529
Station Casinos, Inc., 6.875%, 3/1/16	685,000	605
Universal City Development Corp., 11.75%, 4/1/10	907,000	961
Universal City Florida, 8.375%, 5/1/10	400,000	409
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	675,000	650
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,200,000	2,120

Total		23,928

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (6.5%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	2,215,000	2,245
FMC Finance III SA, 6.875%, 7/15/17 144A	1,265,000	1,240
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	424
HCA, Inc., 6.75%, 7/15/13	905,000	824
HCA, Inc., 9.125%, 11/15/14 144A	782,000	822
HCA, Inc., 9.25%, 11/15/16 144A	3,164,000	3,369
(c)HCA, Inc., 9.625%, 11/15/16 144A	1,273,000	1,368
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	285,000	284
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	746
Omnicare, Inc., 6.75%, 12/15/13	825,000	788
PTS Acquisition Corp., 9.50%, 4/15/15 144A	997,000	980
Service Corp. International, 6.75%, 4/1/15 144A	855,000	824
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	653
Service Corp. International, 6.75%, 4/1/16	825,000	782
Service Corp. International, 7.375%, 10/1/14	175,000	176
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	890
Tenet Healthcare Corp., 9.875%, 7/1/14	675,000	668
US Oncology, Inc., 9.00%, 8/15/12	940,000	968
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	340,000	332
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	750,000	819

Total		19,202

Media (10.4%)
CCH I Holdings LLC, 11.75%, 5/15/14	1,075,000	1,056
Charter Communications Holdings LLC, 10.25%, 9/15/10	1,740,000	1,816
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,525,000	1,589
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,040

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
CSC Holdings, Inc., 7.875%, 2/15/18	1,660,000	1,602
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	796
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	416
The DIRECTV Group, Inc., 6.375%, 6/15/15	440,000	414
Echostar DBS Corp., 7.00%, 10/1/13	935,000	921
EchoStar DBS Corp., 7.125%, 2/1/16	555,000	543
Idearc, Inc., 8.00%, 11/15/16	3,745,000	3,782
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	934,000	948
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	658,000	737
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	878,000	931
Kabel Deutschland GMBH, 10.625%, 7/1/14	845,000	925
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,236
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,144
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	785,000	789
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	400,000	402
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	390,000	388
Quebecor World, Inc., 9.75%, 1/15/15 144A	900,000	911
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	3,648
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	723
Sinclair Broadcast Group, 8.00%, 3/15/12	561,000	578
(c)Univision Communications, 9.75%, 3/15/15 144A	1,910,000	1,886
Videotron Ltee, 6.375%, 12/15/15	340,000	323

Total		30,544

Real Estate (1.3%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	376
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	1,120,000	1,081
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,206
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,034

Total		3,697

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Services (2.6%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	789
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,397
ARAMARK Corp., 8.50%, 2/1/15 144A	607,000	618
ARAMARK Corp., 8.856%, 2/1/15 144A	405,000	411
Realogy Corp., 10.50%, 4/15/14 144A	1,925,000	1,833
Realogy Corp., 12.375%, 4/15/15 144A	910,000	830
Travelport LLC, 11.875%, 9/1/16	885,000	977
WCA Waste Corp., 9.25%, 6/15/14	880,000	915

Total		7,770

Structured Product (0.9%)
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	2,670,000	2,707

Total		2,707

Technology (3.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,065
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	981,000	937
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	1,442,000	1,356
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	335,000	315
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	440,000	486
NXP BV, 7.875%, 10/15/14	1,240,000	1,221
NXP BV, 9.50%, 10/15/15	615,000	606
Sabre Holdings Corp., 6.35%, 3/15/16	915,000	824
Sanmina Corp., 8.125%, 3/1/16	510,000	474
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	667
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,346

Total		9,297

Telecommunications (5.2%)
Citizens Communications, 9.00%, 8/15/31	2,205,000	2,272
Citizens Communications, 9.25%, 5/15/11	2,025,000	2,187
Embarq Corp., 7.995%, 6/1/36	1,360,000	1,380
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	885

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	377
Qwest Corp., 6.5%, 6/1/17 144A	1,035,000	986
Qwest Corp., 7.50%, 10/1/14	221,000	227
Qwest Corp., 7.875%, 9/1/11	986,000	1,028
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,298
Sprint Capital Corp., 6.90%, 5/1/19	1,445,000	1,430
Windstream Corp., 7.00%, 3/15/19	680,000	649
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,202
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,290

Total		15,211

Transportation-Rail & Other (2.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	677
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	998
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	470,000	469
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,150,000	1,141
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	561
Stena AB, 7.50%, 11/1/13	2,305,000	2,329

Total		6,175

Utilities (6.0%)
The AES Corp., 9.375%, 9/15/10	860,000	915
Aquila, Inc., 9.95%, 2/1/11	78,000	84
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	545,000	513
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	815,000	758
Dynegy Holdings, Inc., 8.375%, 5/1/16	910,000	890
Edison Mission Energy, 7.00%, 5/15/17 144A	1,585,000	1,494
Edison Mission Energy, 7.20%, 5/15/19 144A	1,846,000	1,735
Elwood Energy LLC, 8.159%, 7/5/26	1,160,309	1,219
Indiantown Cogeneration LP, 9.77%, 12/15/20	2,175,000	2,455
NRG Energy, Inc., 7.25%, 2/1/14	925,000	927
NRG Energy, Inc., 7.375%, 1/15/17	2,606,000	2,616
NRG Energy, Inc., 7.375%, 2/1/16	430,000	431

Bonds (93.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NSG Holdings LLC, 7.75%, 12/15/25 144A	948,000	957
PSEG Energy Holdings LLC, 8.50%, 6/15/11	291,000	308
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	421
TXU Corp., 5.55%, 11/15/14	2,450,000	2,080

Total		17,803

Total Bonds (Cost: $277,730)		276,163

Money Market Investments (4.9%)

Finance Lessors (1.7%)
Thunder Bay Funding, Inc., 5.31%, 7/16/07	5,000,000	4,988

Total		4,988

Finance Services (1.6%)
Alpine Securitization, 5.29%, 7/6/07	5,000,000	4,995

Total		4,995

National Commercial Banks (1.6%)
UBS Finance LLC, 5.35%, 7/2/07	4,600,000	4,599

Total		4,599

Total Money Market Investments (Cost: $14,582)		14,582

Total Investments (98.7%) (Cost $292,312)(a)		290,745

Other Assets, Less Liabilities (1.3%)		3,955

Net Assets (100.0%)		294,700

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $66,341, representing 22.51% of the net assets.

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $292,312 and the net unrealized depreciation of investments based on that cost was $1,567 which is comprised of $3,629 aggregate gross unrealized appreciation and $5,196 aggregate gross unrealized depreciation.

(c)	PIK — Denotes a security that has the option to pay-in-kind.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Balanced Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,038.50	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (38.0%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (25.6%)

Consumer Discretionary (3.9%)
Abercrombie & Fitch Co. — Class A	86,100	6,284
*Comcast Corp. — Class A	307,500	8,647
Fortune Brands, Inc.	74,100	6,104
Hilton Hotels Corp.	229,400	7,678
International Game Technology	174,100	6,911
J.C. Penney Co., Inc.	93,600	6,775
Johnson Controls, Inc.	94,600	10,953
*Kohl’s Corp.	100,200	7,117
The McGraw-Hill Companies, Inc.	108,600	7,393
News Corp. — Class A	423,200	8,976
NIKE, Inc. — Class B	118,000	6,878
Omnicom Group, Inc.	108,600	5,747
Staples, Inc.	277,600	6,587
Starwood Hotels & Resorts Worldwide, Inc.	61,800	4,144
Target Corp.	135,700	8,631
Time Warner, Inc.	353,900	7,446

Total		116,271

Consumer Staples (2.5%)
Altria Group, Inc.	137,600	9,651
Avon Products, Inc.	247,500	9,096
CVS Caremark Corp.	335,600	12,233
Loews Corp. — Carolina Group	84,300	6,514
PepsiCo, Inc.	208,800	13,541
The Procter & Gamble Co.	175,100	10,714
Walgreen Co.	136,700	5,952
Wal-Mart Stores, Inc.	129,200	6,216

Total		73,917

Energy (2.3%)
Baker Hughes, Inc.	110,500	9,296
ConocoPhillips	54,300	4,263
Diamond Offshore Drilling, Inc.	55,200	5,606
EOG Resources, Inc.	101,100	7,386
Exxon Mobil Corp.	205,000	17,195
Schlumberger, Ltd.	113,300	9,624
Valero Energy Corp.	104,900	7,748
XTO Energy, Inc.	96,800	5,818

Total		66,936

Financials (2.4%)
American Express Co.	132,000	8,076
American International Group, Inc.	86,500	6,058
*The Blackstone Group LP	27,100	793
CME Group, Inc.	7,200	3,847
Genworth Financial, Inc.	77,200	2,656
The Goldman Sachs Group, Inc.	46,800	10,145

Large Cap Common Stocks (25.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Host Hotels & Resorts, Inc.	258,600	5,979
JPMorgan Chase & Co.	124,600	6,037
Legg Mason, Inc.	73,000	7,182
Lehman Brothers Holdings, Inc.	104,900	7,817
Prudential Financial, Inc.	83,300	8,099
UBS AG-REG	93,600	5,617

Total		72,306

Health Care (4.0%)
Abbott Laboratories	150,700	8,070
*Amgen, Inc.	70,900	3,920
Baxter International, Inc.	124,500	7,014
*Celgene Corp.	90,600	5,195
*Genentech, Inc.	88,900	6,726
*Gilead Sciences, Inc.	249,000	9,653
Johnson & Johnson	138,600	8,541
Medtronic, Inc.	165,700	8,593
Merck & Co., Inc.	213,400	10,626
Novartis AG, ADR	131,100	7,351
Pfizer, Inc.	190,600	4,874
*St. Jude Medical, Inc.	127,300	5,282
*Thermo Fisher Scientific, Inc.	176,000	9,102
UnitedHealth Group, Inc.	121,700	6,224
Wyeth	145,100	8,320
*Zimmer Holdings, Inc.	98,300	8,345

Total		117,836

Industrials (2.9%)
The Boeing Co.	99,589	9,576
Burlington Northern Santa Fe Corp.	73,000	6,215
Danaher Corp.	129,200	9,755
FedEx Corp.	81,400	9,033
General Electric Co.	352,700	13,502
Honeywell International, Inc.	182,400	10,265
*Spirit Aerosystems Holdings, Inc.	167,300	6,032
Textron, Inc.	72,700	8,005
United Technologies Corp.	176,400	12,513

Total		84,896

Information Technology (6.1%)
Accenture, Ltd. — Class A	229,700	9,852
*Adobe Systems, Inc.	47,200	1,895
*Amdocs, Ltd.	232,200	9,246
*Apple, Inc.	68,900	8,409
*Autodesk, Inc.	104,100	4,901
*BEA Systems, Inc.	436,800	5,980
*Broadcom Corp. — Class A	256,200	7,494
*Cisco Systems, Inc.	415,700	11,577
*Corning, Inc.	299,500	7,652
*eBay, Inc.	164,800	5,303
*Electronic Arts, Inc.	128,300	6,071
*Google, Inc. — Class A	28,100	14,708

Large Cap Common Stocks (25.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Hewlett-Packard Co.	271,700	12,123
Intel Corp.	170,900	4,061
International Business Machines Corp.	74,000	7,789
KLA-Tencor Corp.	152,600	8,385
Maxim Integrated Products, Inc.	224,700	7,507
Microsoft Corp.	411,900	12,139
*Oracle Corp.	431,600	8,507
QUALCOMM, Inc.	227,500	9,871
Telefonaktiebolaget LM Ericsson, ADR	212,500	8,477
Texas Instruments, Inc.	250,000	9,408

Total		181,355

Materials (0.7%)
Monsanto Co.	176,900	11,948
Praxair, Inc.	122,600	8,825

Total		20,773

Telecommunication Services (0.5%)
AT&T, Inc.	207,800	8,623
*NII Holdings, Inc.	83,300	6,726

Total		15,349

Utilities (0.3%)
Exelon Corp.	126,400	9,176

Total		9,176

Total Large Cap Common Stocks		758,815

Mid Cap Common Stocks (9.4%)

Consumer Discretionary (1.7%)
Abercrombie & Fitch Co. — Class A	32,700	2,386
*Bare Escentuals, Inc.	96,600	3,299
*Coach, Inc.	83,300	3,948
*Dollar Tree Stores, Inc.	104,900	4,568
*Focus Media Holding, Ltd., ADR	110,500	5,579
*GameStop Corp. — Class A	179,100	7,003
International Game Technology	97,800	3,883
*Jack in the Box, Inc.	22,400	1,589
*O’Reilly Automotive, Inc.	105,100	3,841
Orient-Express Hotels, Ltd. — Class A	60,900	3,252
*Payless ShoeSource, Inc.	106,600	3,363
Pool Corp.	55,100	2,151
Starwood Hotels & Resorts Worldwide, Inc.	41,800	2,804
*Urban Outfitters, Inc.	103,100	2,477

Total		50,143

Energy (0.8%)
*Cameron International Corp.	81,200	5,803
Diamond Offshore Drilling, Inc.	52,300	5,312

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Mid Cap Common Stocks (9.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Range Resources Corp.	136,900	5,121
Smith International, Inc.	90,300	5,295
*Southwestern Energy Co.	78,200	3,480

Total		25,011

Financials (1.0%)
CME Group, Inc.	7,000	3,741
The Colonial BancGroup, Inc.	94,400	2,357
*IntercontinentalExchange, Inc.	17,500	2,587
*Investment Technology Group, Inc.	112,700	4,883
Legg Mason, Inc.	34,800	3,424
SEI Investments Co.	132,200	3,839
*SVB Financial Group	67,600	3,590
T. Rowe Price Group, Inc.	84,100	4,364

Total		28,785

Health Care (1.6%)
*Celgene Corp.	54,900	3,147
*DaVita, Inc.	144,700	7,796
*Express Scripts, Inc.	113,400	5,671
*Immucor, Inc.	97,200	2,719
*Intuitive Surgical, Inc.	35,800	4,968
*Kyphon, Inc.	60,000	2,889
*Lincare Holdings, Inc.	136,300	5,432
*Pediatrix Medical Group, Inc.	80,400	4,434
*Psychiatric Solutions, Inc.	137,700	4,993
*VCA Antech, Inc.	102,400	3,859
*Ventana Medical Systems, Inc.	27,100	2,094

Total		48,002

Industrials (1.8%)
C.H. Robinson Worldwide, Inc.	77,300	4,060
*Corrections Corp. of America	77,800	4,910
Expeditors International of Washington, Inc.	98,800	4,080
Harsco Corp.	42,200	2,194
J.B. Hunt Transport Services, Inc.	128,600	3,771
Joy Global, Inc.	55,000	3,208
Knight Transportation, Inc.	245,200	4,752
The Manitowoc Co., Inc.	45,600	3,665
*Monster Worldwide, Inc.	51,000	2,096
MSC Industrial Direct Co., Inc. — Class A	97,500	5,363
Ritchie Bros. Auctioneers, Inc.	46,600	2,918
Robert Half International, Inc.	79,700	2,909
*Spirit Aerosystems Holdings, Inc.	119,900	4,323
*Stericycle, Inc.	81,000	3,601

Total		51,850

Information Technology (2.1%)
*Activision, Inc. 209,200	3,906
Amphenol Corp. — Class A	137,000	4,884

Mid Cap Common Stocks (9.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Autodesk, Inc.	46,600	2,194
*Citrix Systems, Inc.	107,200	3,609
*Cognizant Technology Solutions Corp. — Class A	59,800	4,490
*Digital River, Inc.	46,700	2,113
FactSet Research Systems, Inc.	74,000	5,058
Harris Corp.	56,900	3,104
KLA-Tencor Corp.	76,500	4,204
*MEMC Electronic Materials, Inc.	88,200	5,391
*Mettler-Toledo International, Inc.	27,200	2,598
Microchip Technology, Inc.	154,800	5,734
*Network Appliance, Inc.	75,200	2,196
*NVIDIA Corp.	81,200	3,354
*ValueClick, Inc.	162,900	4,799
*VeriFone Holdings, Inc.	114,600	4,040

Total		61,674

Materials (0.2%)
*Owens-Illinois, Inc.	64,200	2,247
Praxair, Inc.	72,400	5,212

Total		7,459

Other Holdings (0.1%)
SPDR Metals & Mining ETF	44,700	2,787

Total		2,787

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A	101,200	2,932

Total		2,932

Total Mid Cap Common Stocks		278,643

Small Cap Common Stocks (3.0%)

Consumer Discretionary (0.5%)
*California Pizza Kitchen, Inc.	19,050	409
*Capella Education Co.	21,000	967
*Citi Trends, Inc.	13,800	524
*Force Protection, Inc.	29,300	605
*GSI Commerce, Inc.	19,800	450
*Hibbett Sports Inc.	15,300	419
*J. Crew Group, Inc.	11,100	600
*LIFE TIME FITNESS, Inc.	26,000	1,384
*LKQ Corp.	50,500	1,245
*Morton’s Restaurant Group, Inc.	26,700	484
*National CineMedia, Inc.	30,300	849
Orient-Express Hotels, Ltd. — Class A	23,600	1,260
*Pinnacle Entertainment, Inc.	29,400	828
Sotheby’s	7,500	345
*The9 Ltd., ADR	16,200	749
*Tween Brands, Inc.	23,000	1,026
*Volcom, Inc.	31,900	1,599
*Zumiez, Inc.	33,900	1,281

Total		15,024

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples (0.1%)
*Central European Distribution Corp.	33,200	1,149
*TreeHouse Foods, Inc.	14,500	386
UAP Holding Corp.	44,500	1,341

Total		2,876

Energy (0.2%)
*Dril-Quip, Inc.	25,600	1,151
*Global Industries, Ltd.	54,500	1,462
*Oceaneering International, Inc.	30,300	1,595
*T-3 Energy Services, Inc.	20,286	679
World Fuel Services Corp.	25,900	1,089

Total		5,976

Financials (0.2%)
*FCStone Group, Inc.	11,400	653
*Global Cash Access Holdings, Inc.	81,300	1,302
Greater Bay Bancorp	17,250	480
Greenhill & Co., Inc.	16,500	1,134
*Interactive Brokers Group, Inc. — Class A	11,400	309
*KBW, Inc.	28,200	829
optionsXpress Holdings, Inc.	34,000	872
*Portfolio Recovery Associates, Inc.	15,000	900
PrivateBancorp, Inc.	4,800	138

Total		6,617

Health Care (0.4%)
*Adams Respiratory Therapeutics, Inc.	14,800	583
*Allscripts Healthcare Solutions, Inc.	28,600	729
*Digene Corp.	27,000	1,621
*Hologic, Inc.	6,500	360
*Kyphon, Inc.	28,500	1,372
Meridian Bioscience, Inc.	31,650	686
*Natus Medical, Inc.	74,300	1,183
*Noven Pharmaceuticals, Inc.	41,900	983
*Obagi Medical Products, Inc.	36,700	650
*Pediatrix Medical Group, Inc.	17,400	960
*Providence Service Corp.	54,400	1,454
*Psychiatric Solutions, Inc.	38,100	1,382
*Thoratec Corp.	34,300	631

Total		12,594

Industrials (0.5%)
*The Advisory Board Co.	28,600	1,589
*American Commercial Lines, Inc.	18,200	474
Bucyrus International, Inc. — Class A	21,100	1,493
C.H. Robinson Worldwide, Inc.	16,500	866
*Corrections Corp. of America	24,200	1,527
*Houston Wire & Cable Co.	36,900	1,048
*Huron Consulting Group, Inc.	18,600	1,358
Interface, Inc. — Class A	75,800	1,430

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Knight Transportation, Inc.	69,100	1,339
Knoll, Inc.	51,800	1,160
*Marlin Business Services Corp.	38,600	823
*VistaPrint, Ltd.	18,100	692

Total		13,799

Information Technology (0.9%)
*Aruba Networks, Inc.	33,000	663
*Bankrate, Inc.	17,900	858
*Blackboard, Inc.	52,000	2,190
*comScore, Inc.	523	12
*Comtech Group, Inc.	39,700	655
*Cymer, Inc.	14,100	567
*Data Domain, Inc.	3,100	71
*DealerTrack Holdings, Inc.	54,200	1,997
*Diodes, Inc.	30,700	1,282
*Forrester Research, Inc.	22,800	641
*IHS, Inc. — Class A	9,800	451
*Kenexa Corp.	62,800	2,368
*Limelight Networks, Inc.	41,906	829
*Loopnet, Inc.	18,200	425
*Macrovision Corp.	35,700	1,073

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Mellanox Technologies, Ltd.	25,700	533
*MKS Instruments, Inc.	16,300	452
*Netlogic Microsystems, Inc.	28,700	914
*Polycom, Inc.	10,600	356
*Riverbed Technology, Inc.	12,100	530
*Silicon Image, Inc.	72,100	619
*SiRF Technology Holdings, Inc.	31,600	655
*Sohu.com, Inc.	45,400	1,452
*SonicWALL, Inc.	62,400	536
*Spreadtrum Communications, Inc.	3,100	45
*Switch & Data Facilities Co.	71,300	1,368
*Synaptics, Inc.	19,100	684
*Synchronoss Technologies, Inc.	34,700	1,018
Syntel, Inc.	9,878	300
*Tessera Technologies, Inc.	20,100	592
*THQ, Inc.	52,000	1,587
*The Ultimate Software Group, Inc.	45,700	1,322
*ValueClick, Inc.	20,100	592

Total		27,888

Small Cap Common Stocks (3.0%)	Shares/ $ Par	Value $ (000’s)

Materials (0.1%)
A.M. Castle & Co.	7,100	255
Airgas, Inc.	30,100	1,442
Silgan Holdings, Inc.	15,500	857

Total		2,554

Telecommunication Services (0.0%)
*Glu Mobile, Inc.	27,986	389

Total		389

Utilities (0.1%)
ITC Holdings Corp.	42,300	1,719

Total		1,719

Total Small Cap Common Stocks		89,436

Total Domestic Common Stocks and Warrants (Cost: $871,973)		1,126,894

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (1.8%)
British Sky Broadcasting Group PLC	United Kingdom	162,970	2,050
Burberry Group PLC	United Kingdom	191,280	2,614
*Central European Media Enterprises, Ltd.	Czech Republic	26,715	2,607
Compagnie Financiere Richemont SA	Switzerland	38,025	2,288
Esprit Holdings, Ltd.	Hong Kong	221,200	2,816
Fiat SPA	Italy	164,175	4,891
*Focus Media Holding, Ltd.	China	62,300	3,147
Hugo Boss AG	Germany	37,270	2,231
Inditex SA	Spain	54,830	3,234
Intercontinental Hotels Group PLC	United Kingdom	97,323	2,408
Kuoni Reisen Holding	Switzerland	3,645	2,188
Makita Corp.	Japan	45,500	2,035
Point, Inc.	Japan	36,850	2,181
PPR	France	14,610	2,549
Renault SA	France	9,610	1,541
Sol Melia SA	Spain	124,470	2,768
Swatch Group AG	Switzerland	10,025	2,847
Toyota Motor Corp.	Japan	35,800	2,257
*Urbi Desarollos Urbanos SA	Mexico	708,400	3,200
WPP Group PLC	United Kingdom	145,485	2,161

Total			52,013

Consumer Staples (0.8%)
*Barry Callebaut AG	Switzerland	3,600	2,727
Coca Cola Hellenic Bottling Co. SA	Greece	59,930	2,757
Heineken NV	Netherlands	43,985	2,584
Iaws Group PLC	Ireland	89,880	1,882
InBev NV	Belgium	31,690	2,509
Kerry Group PLC	Ireland	63,175	1,764

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Reckitt Benckiser PLC	United Kingdom	71,210	3,899
Tesco PLC	United Kingdom	338,310	2,814
Unilever NV	Netherlands	39,750	1,236
Woolworths, Ltd.	Australia	113,925	2,607

Total			24,779

Energy (0.4%)
*Artumas Group, Inc.	Norway	98,200	991
Cameco Co.	Canada	61,355	3,110
*China Coal Energy Co.	China	1,308,000	1,961
*Electromagnetic GeoServices AS	Norway	51,550	1,031
Expro International Group	United Kingdom	69,650	1,357
*Petroleum Geo-Services ASA	Norway	100,500	2,487
Reliance Industries, Ltd.	India	30,355	1,264
*Seajacks International, Ltd.	Norway	18,050	187

Total			12,388

Financials (1.7%)
Admiral Group PLC	United Kingdom	114,451	2,031
Aeon Mall Co., Ltd.	Japan	80,500	2,469
Allianz SE	Germany	15,045	3,526
Allied Irish Banks PLC	Ireland	51,205	1,392
Anglo Irish Bank Corp PLC	Ireland	256,470	5,215
Ardepro Co., Ltd.	Japan	6,550	2,039
AXA SA	France	66,645	2,860
Azimut Holding SPA	Italy	201,030	3,404
*Banca Popolare Italiana Scrl	Italy	84,890	1,297
Banco Espanol de Credito SA	Spain	81,000	1,835
Banco Espirito Santo SA	Portugal	57,475	1,280
Banco Popolare di Verona e Novara Scrl	Italy	42,540	1,232
Credit Suisse Group	Switzerland	41,765	2,962

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	38,390	2,997
Hopson Development Holdings, Ltd.	Hong Kong	240,000	674
Hypo Real Estate Holding AG	Germany	36,600	2,371
Manulife Financial Corp.	Canada	38,000	1,418
Piraeus Bank SA	Greece	82,670	3,025
*Scandinavian Property Development ASA	Norway	74,060	590
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	102,669	1,264
The Toronto-Dominion Bank	Canada	26,900	1,839
Uncredito Italiano Spa	Italy	300,970	2,677

Total			48,397

Health Care (0.7%)
*Actelion, Ltd.	Switzerland	30,410	1,357
CSL, Ltd.	Australia	47,105	3,502
Daiichi Sankyo Co., Ltd.	Japan	85,500	2,272
Merck KGaA	Germany	15,260	2,099
Nobel Biocare Holding AG	Switzerland	7,235	2,362
Stada Arzneimittel AG	Germany	41,215	2,620
Takeda Pharmaceutical Co., Ltd.	Japan	19,400	1,252
Terumo Corp.	Japan	62,500	2,412
*William Demant Holding A/S	Denmark	25,325	2,499

Total			20,375

Industrials (2.5%)
ABB, Ltd., ADR	Switzerland	196,200	4,433
Aker Yards ASA	Norway	92,900	1,605
*Alstom	France	20,060	3,340
Atlas Copco AB	Sweden	151,800	2,534
Bharat Heavy Electricals, Ltd.	India	66,700	2,511
CAE, Inc.	Canada	258,500	3,497
Capita Group PLC	United Kingdom	215,665	3,126
China Infrastructure Machinery Holdings, Ltd.	China	606,000	1,326
Cosco Corp., Singapore, Ltd.	Singapore	204,000	500
*Deutz AG	Germany	52,365	679
Flsmidth & Co A/S	Denmark	42,400	3,327
*Grafton Group PLC	Ireland	101,675	1,462
Hopewell Holdings	Hong Kong	445,000	1,813
IVCRL Infrastructures & Projects, Ltd.	India	220,945	1,944
Komatsu, Ltd.	Japan	86,400	2,502
Kuehne & Nagel International AG	Switzerland	33,600	3,095
Metso Oyj	Finland	52,690	3,094
Michael Page International PLC	United Kingdom	320,678	3,371
MTU Aero Engines Holding AG	Germany	54,460	3,533
*Prysmian SPA	Italy	68,330	1,674
PT Berlian Laju Tanker Tbk	Indonesia	8,391,000	1,905
Sembcorp Marine, Ltd.	Singapore	990,000	3,166
SGS SA	Switzerland	2,490	2,947
Siemens AG	Germany	28,050	4,034
*Thielert AG	Germany	11,300	345
Tianjin Development Holdings, Ltd.	Hong Kong	1,907,000	2,076

Foreign Common Stocks (11.1%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
TNT NV	Netherlands	53,950	2,433
Vinci SA	France	45,540	3,397
Wavin NV	Netherlands	110,735	2,664

Total			72,333

Information Technology (0.9%)
*Autonomy Corp. PLC	United Kingdom	215,865	3,092
*Blinkx PLC	United Kingdom	215,865	189
Cap Gemini SA	France	29,890	2,186
EVS Broadcast Equipment SA	Belgium	16,180	1,330
*Gresham Computing PLC	United Kingdom	126,002	318
Kontron AG	Germany	182,410	3,429
Neopost SA	France	20,710	3,029
Nippon Electric Glass Co., Ltd.	Japan	186,000	3,266
Star Micronics Co., Ltd.	Japan	130,800	3,481
Sumco Corp.	Japan	21,200	1,061
*Temenos Group AG	Switzerland	146,550	3,517
Vtech Holdings, Ltd.	Hong Kong	338,000	2,859

Total			27,757

Materials (1.0%)
Akzo Nobel NV	Netherlands	29,185	2,518
Anglo American PLC	United Kingdom	50,675	2,930
BHP Billiton, Ltd.	Australia	110,635	3,302
Companhia Vale do Rio Doce, ADR	Brazil	87,500	3,898
*Crew Minerals ASA	Norway	433,100	1,265
CRH PLC	Ireland	68,685	3,398
*Gammon Gold, Inc.	Canada	50,575	638
Imperial Chemical Industries PLC	United Kingdom	243,845	3,005
K+S AG	Germany	26,905	4,116
Sika AG	Switzerland	940	1,918
*Smurfit Kappa Group PLC	Ireland	48,940	1,224
Syngenta AG	Switzerland	12,665	2,469

Total			30,681

Other Holdings (0.8%)
iShares MSCI Brazil Index Fund	Brazil	116,590	7,161
iShares MSCI South Korea Index Fund	South Korea	133,635	8,059
iShares MSCI Taiwan Index Fund	Taiwan	165,390	2,646
Nomura ETF — Nikkei 225	Japan	16,960	2,519
Nomura Topix ETF	Japan	164,200	2,386

Total			22,771

Telecommunications (0.3%)
*Bharti Airtel, Ltd.	India	72,885	1,496
China Mobile, Ltd.	Hong Kong	152,000	1,635
*Freenet AG	Germany	79,530	2,590
Tele2 AB	Sweden	123,740	2,019
*Telenor ASA	Norway	116,600	2,276

Total			10,016

Utilities (0.2%)
Cez	Czech Republic	51,715	2,672
PT Perusahaan Gas Negara	Indonesia	606,500	634
Veolia Environnement	France	33,055	2,584

Total			5,890

Total Foreign Common Stocks (Cost: $330,199)			327,400

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	2,508
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,336
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,270
General Dynamics Corp., 4.25%, 5/15/13	890,000	833
L-3 Communications Corp., 6.375%, 10/15/15	5,735,000	5,420
L-3 Communications Corp., 7.625%, 6/15/12	850,000	870
Lockheed Martin Corp., 6.15%, 9/1/36	1,720,000	1,715
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,566

Total		25,518

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,597
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	315,000	398

Total		2,995

Banking (1.7%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,605,000	2,614
Bank of America Corp., 5.42%, 3/15/17	2,880,000	2,761
Bank of America Corp., 5.625%, 10/14/16	2,680,000	2,638
Bank of America NA, 5.30%, 3/15/17	1,055,000	1,007
Bank of New York, 4.95%, 1/14/11	1,550,000	1,527
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,387
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,405,000	1,358
BB&T Corp., 4.90%, 6/30/17	975,000	897
BNP Paribas, 7.195%, 6/25/37 144A	300,000	303
Citigroup, Inc., 5.50%, 2/15/17	5,360,000	5,190
Credit Argicole SA, 6.637%, 5/31/17 144A	525,000	510
Credit Suisse Guernsey Ltd., 5.86%, 5/15/49	210,000	202
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	880,000	838
JP Morgan Chase & Co., 6.125%, 6/27/17	470,000	474
JPMorgan Chase Bank NA, 5.875%, 6/13/16	3,055,000	3,060

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,443
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,599
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,147
Northern Trust Corp., 5.30%, 8/29/11	795,000	792
PNC Funding Corp., 5.625%, 2/1/17	650,000	637
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,729
UnionBanCal Corp., 5.25%, 12/16/13	810,000	788
US Bank NA, 4.80%, 4/15/15	2,680,000	2,509
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,687
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,064
Wachocvia Corp., 5.75%, 6/15/17	1,610,000	1,588
Wells Fargo Bank NA, 5.75%, 5/16/16	90,000	90
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,201

Total		51,040

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	2,000,000	1,870
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	515,000	473
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	155,000	146
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,093
Constellation Brands, Inc., 7.25%, 9/1/16	2,370,000	2,311
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,533
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,046
PepsiCo, Inc., 5.15%, 5/15/12	1,075,000	1,062
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,639

Total		13,173

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	801

Total		801

Cable/Media/Broadcasting/Satellite (0.8%)
CBS Corp., 6.625%, 5/15/11	460,000	472

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Clear Channel Communications, Inc., 6.25%, 3/15/11	3,275,000	3,152
Comcast Corp., 5.875%, 2/15/18	3,560,000	3,448
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,358
Historic TW, Inc., 6.625%, 5/15/29	325,000	316
News America, Inc., 6.40%, 12/15/35	640,000	609
News America, Inc., 6.15%, 3/1/37 144A	110,000	101
Rogers Cable, Inc., 5.50%, 3/15/14	3,970,000	3,850
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	202
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,191
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	1,310,000	1,286
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	230,000	222
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,535
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,894
Viacom Inc., 5.75%, 4/30/11	1,080,000	1,078

Total		24,714

Conglomerate/Diversified Manufacturing (0.1%)
General Electric Co., 5.00%, 2/1/13	1,000,000	970
Honeywell International, Inc., 5.30%, 3/15/17	515,000	495
United Technologies Corp., 6.35%, 3/1/11	1,120,000	1,152

Total		2,617

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,260
Fortune Brands, Inc., 5.375%, 1/15/16	935,000	868
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,867
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	607

Total		9,602

Electric Utilities (2.3%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	403
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	430

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	259
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	290
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,287
Consolidated Edison Co. of New York, 5.375%, 12/15/15	560,000	543
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	589
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,500
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,856
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,721
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	933
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	974
Florida Power & Light Co., 5.625%, 4/1/34	1,065,000	998
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,536
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,242
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,495
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,361,710	1,311
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,138
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	260,000	245
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	842
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,788
Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,576
Northern States Power Co., 5.25%, 10/1/18	270,000	253
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,359
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	919
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	238
Pacific Gas & Electric Co., 6.05%, 3/1/34	1,035,000	1,003
PacifiCorp, 5.45%, 9/15/13	4,040,000	3,980
PacifiCorp, 5.75%, 4/1/37	840,000	787
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,270

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	725
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	219
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	383
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,211
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,299
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,450
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,502
Puget Sound Energy, Inc., 3.363%, 6/1/08	2,465,000	2,418
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,109
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	533
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	1,941
Southern California Edison Co., 5.55%, 1/15/37	320,000	296
Tampa Electric Co., 6.15%, 5/15/37	385,000	373
Tampa Electric Co., 6.55%, 5/15/36	520,000	531
Toledo Edison Co. 6.15%, 5/15/37	2,675,000	2,508
Union Electric Co., 6.40%, 6/15/17	180,000	184
Virginia Electric & Power Co., 6.00%, 5/15/37	2,370,000	2,265
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	789

Total		70,501

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	273

Total		273

Food Processors (0.4%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	215,000	216
General Mills, Inc., 5.70%, 2/15/17	970,000	945
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,834
Kraft Foods, Inc., 5.25%, 10/1/13	560,000	538
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,086

Total		10,619

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	472
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,562

Total		2,034

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.2%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,936
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,880
Kinder Morgan Finance, 5.35%, 1/5/11	2,440,000	2,387
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	193

Total		6,396

Independent Finance (0.4%)
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	967
GMAC LLC, 6.00%, 12/15/11	2,135,000	2,030
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,273
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,107
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,828

Total		11,205

Industrials — Other (0.2%)
Centex Corp., 5.45%, 8/15/12	765,000	730
Centex Corp., 7.875%, 2/1/11	335,000	352
DR Horton, Inc., 5.375%, 6/15/12	540,000	507
DR Horton, Inc., 7.875%, 8/15/11	160,000	166
KB HOME, 7.75%, 2/1/10	2,250,000	2,238
Lennar Corp., 5.95%, 10/17/11	1,125,000	1,109

Total		5,102

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	686
Siemens AG, 5.75%, 10/17/16 144A	645,000	636

Total		1,322

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,310
John Deere Capital Corp., 5.50%, 4/13/17	525,000	512

Total		1,822

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	954
Alcoa, Inc., 5.72%, 2/23/19	630,000	597
Alcoa, Inc., 5.90%, 2/1/27	1,035,000	963

Total		2,514

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Mortgage Banking (0.2%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	725
Residential Capital LLC, 6.00%, 2/22/11	2,285,000	2,211
Residential Capital LLC, 6.50%, 4/17/13	2,090,000	2,020

Total		4,956

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	785,000	755

Total		755

Oil and Gas (1.2%)
Anadarko Finance Co., 5.95%, 9/15/16	810,000	791
Anadarko Petroleum Corp., 6.45%, 9/15/36	495,000	476
Anadarko Petroleum Corp., 7.50%, 5/1/31	1,040,000	1,117
Apache Corp., 5.625%, 1/15/17	210,000	205
Apache Corp., 6.00%, 1/15/37	245,000	234
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	400,000	387
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	400,000	378
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	315,000	309
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,332
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	1,390,000	1,374
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	365,000	359
Devon Energy Corp., 7.95%, 4/15/32	250,000	292
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,175
Encana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,070
Hess Corp., 7.125%, 3/15/33	355,000	373
Nexen, Inc., 5.875%, 3/10/35	1,955,000	1,754
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,784
Pemex Project Funding Master Trust, 5.75%, 12/15/15	3,540,000	3,474
Petro-Canada, 5.95%, 5/15/35	995,000	916
Pioneer Natural Resource, 6.875%, 5/1/18	1,840,000	1,744
Suncoc, Inc., 5.75%, 1/15/17	825,000	795

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	418
Talisman Energy, Inc., 5.85%, 2/1/37	2,185,000	1,929
Tesoro Corp., 6.25%, 11/1/12	2,070,000	2,054
Tesoro Corp., 6.50%, 6/1/17 144A	2,615,000	2,556
Valero Energy Corp., 6.125%, 6/15/17	260,000	259
Valero Energy Corp., 6.625%, 6/15/37	1,280,000	1,274
XTO Energy, Inc., 5.30%, 6/30/15	260,000	248

Total		34,077

Other Finance (0.2%)
Capmark Financial Group, 6.30%, 5/10/17 144A	320,000	315
SLM Corp., 5.375%, 5/15/14	1,300,000	1,114
SLM Corp., 5.45%, 4/25/11	4,560,000	4,222

Total		5,651

Other Holdings (1.8%)
CDX North America High Yield, 7.5%, 6/29/12	25,000,000	23,656
CDX North America High Yield, 7.625%, 6/29/12	30,000,000	28,369

Total		52,025

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	798

Total		798

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	130,000	132

Total		132

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,533
Wyeth, 5.95%, 4/1/37	750,000	717

Total		4,250

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,442
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,500
The Progressive Corp., 6.70%, 6/15/37	315,000	313
The Travelers Companies, Inc., 6.25%, 6/15/37	435,000	421

Total		7,676

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Railroads (0.7%)
Burlington North Santa Fe, 6.125%, 3/15/09	5,600,000	5,658
Burlington North Santa Fe, 6.15%, 5/1/37	415,000	403
Canadian Pacific Railway Co., 5.95%, 5/15/37	370,000	348
CSX Corp., 6.15%, 5/1/37	830,000	797
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,406
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,472
Union Pacific Corp., 5.65%, 5/1/17	1,045,000	1,016
Union Pacific Corp., 6.65%, 1/15/11	1,390,000	1,434
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,870

Total		19,404

Real Estate Investment Trusts (0.8%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	851
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	497
BRE Properties, Inc., 5.50%, 3/15/17	420,000	404
Colonial Realty LP, 6.05%, 9/1/16	360,000	358
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,504
Duke Realty LP, 5.95%, 2/15/17	835,000	832
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,879
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,908
Health Care Property Investors, Inc., 6.00%, 1/30/17	400,000	392
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,198
ProLogis, 5.50%, 3/1/13	2,000,000	1,977
ProLogis, 5.75%, 4/1/16	1,190,000	1,174
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	4,640,000	4,635
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,528
Simon Property Group LP, 5.60%, 9/1/11	890,000	890
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,579

Total		23,606

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	919
CVS/Caremark Corp., 6.125%, 8/15/16	890,000	882

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug continued
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	693
The Kroger Co., 6.80%, 12/15/18	90,000	91
The Kroger Co., 7.00%, 5/1/18	375,000	384

Total		2,969

Retail Stores (0.7%)
Costco Wholesale Corp., 5.30%, 3/15/12	195,000	194
Costco Wholesale Corp., 5.50%, 3/15/17	1,730,000	1,687
Federated Department Stores, Inc., 5.90%, 12/1/16	535,000	521
Federated Retail Holdings, Inc., 5.35%, 3/15/12	645,000	634
Federated Retail Holdings, Inc., 6.30%, 4/1/09	3,785,000	3,821
The Home Depot, Inc., 5.875%, 12/16/36	5,340,000	4,757
JC Penney Corp., Inc., 5.75%, 2/15/18	130,000	126
JC Penney Corp., Inc., 6.375%, 10/15/36	260,000	248
JC Penney Corp., Inc., 6.875%, 10/15/15	515,000	532
JC Penny Corp., Inc., 7.95%, 4/1/17	610,000	676
Macy’s Retail Holdings Inc., 7.00%, 2/15/28	120,000	116
May Department Stores Co., 6.65%, 7/15/24	90,000	85
Target Corp., 5.375%, 5/1/17	1,510,000	1,445
Target Corp., 5.40%, 10/1/08	5,605,000	5,597
Wal-Mart Stores, Inc., 5.375%, 4/5/17	375,000	364
Wal-Mart Stores, Inc., 5.875%, 4/5/27	790,000	764

Total		21,567

Security Brokers and Dealers (0.6%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,518
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,140,000	2,051
Goldman Sachs Group, Inc., 5.75%, 10/1/16	1,170,000	1,143
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	2,385,000	2,317
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	1,010,000	995
Merrill Lynch & Co. Inc., 5.70%, 5/2/17	3,385,000	3,259
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	365

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,661
Morgan Stanley, 5.45%, 1/9/17	765,000	724
Morgan Stanley, 5.75%, 10/18/16	330,000	322
Morgan Stanley, 6.25%, 8/9/26	1,035,000	1,031

Total		17,386

Telecommunications (1.1%)
AT&T Corp., 8.00%, 11/15/31	2,380,000	2,829
British Telecom PLC, 8.625%, 12/15/30	515,000	674
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,919
Deutsche Telekom International Finance, 5.75%, 3/23/16	665,000	649
Embarq Corp., 6.738%, 6/1/13	835,000	851
Embarq Corp., 7.082%, 6/1/16	1,940,000	1,951
Embarq Corp., 7.995%, 6/1/36	1,230,000	1,248
France Telecom SA, 8.50%, 3/1/31	975,000	1,225
Rogers Wireless, Inc., 6.375%, 3/1/14	1,755,000	1,774
Sprint Capital Corp., 6.90%, 5/1/19	2,535,000	2,509
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,083
Sprint Capital Corp., 8.75%, 3/15/32	470,000	528
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,230
Telecom Italia Capital, 6.20%, 7/18/11	1,620,000	1,640
Verizon Communications, Inc., 5.50%, 4/1/17	1,470,000	1,417
Verizon Communications, Inc., 5.55%, 2/15/16	2,135,000	2,080
Verizon Global Funding Corp., 5.85%, 9/15/35	1,425,000	1,307
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,797

Total		32,711

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	215,000	218
Reynolds America, Inc., 7.25%, 6/15/37	215,000	221
Reynolds America, Inc., 7.625%, 6/1/16	2,175,000	2,303

Total		2,742

Investment Grade Segment (16.2%)	Shares/ $ Par	Value $ (000’s)

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,376
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,055
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	490

Total		2,921

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,007

Total		2,007

Total Investment Grade Segment (Cost: $491,204)		477,881

Governments (4.2%)

Governments (4.2%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,993
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,686
Aid-Israel, 5.50%, 4/26/24	9,840,000	9,749
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,427
Overseas Private Investment, 4.10%, 11/15/14	3,253,120	3,086
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,890
(g)US Treasury, 4.50%, 4/30/09	23,030,000	22,872
(g)US Treasury, 4.50%, 4/30/12	10,905,000	10,702
(g)US Treasury, 4.50%, 5/15/17	19,150,000	18,360
(g)US Treasury, 4.50%, 2/15/36	15,820,000	14,325
US Treasury, 4.75%, 11/15/08	740,000	738
US Treasury, 4.75%, 5/31/12	14,500,000	14,387

Total Governments (Cost: $123,956)		124,215

Structured Products (23.2%)

Structured Products (23.2%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	22,665,000	21,576
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	92,779,305	3,104

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	4,469,258	4,469
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	5,046,902	5,047
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	5,332,000	5,254
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	11,842,000	11,606
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	1,666,045	1,667
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,502
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	3,649,819	3,602
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	3,978,969	3,948
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,756
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.019%, 2/18/31 IO	142,759,119	1,644
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.649%, 10/15/30 IO 144A	4,673,776	61
Fannie Mae Whole Loan, 6.25%, 5/25/42	8,306,812	8,352
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,309,111	2,139
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,952,820	2,810
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	7,689,170	7,301
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,261,087	3,160

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	913,362	883
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	3,287,473	3,179
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,762,251	1,704
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	38,087,083	35,795
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	20,593,115	19,354
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,223,922	1,208
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,285,406	2,255
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	383,666	379
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,199,365	3,154
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	9,192,975	9,054
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,337,356	4,193
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	29,678,731	28,640
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	642,088	653
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	9,485,708	9,506
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/2037	7,606,000	7,128
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/2037	56,477,000	55,896
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	5,464,000	5,514
Federal National Mortgage Association, 4.00%, 6/1/19	1,510,180	1,401
Federal National Mortgage Association, 4.50%, 6/1/19	11,201,285	10,657

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 8/1/19	1,630,245	1,551
Federal National Mortgage Association, 4.50%, 12/1/19	1,256,729	1,196
Federal National Mortgage Association, 4.50%, 7/1/20	4,710,086	4,471
Federal National Mortgage Association, 4.50%, 7/1/35	2,000,001	1,820
Federal National Mortgage Association, 4.50%, 12/1/35	1,523,000	1,386
Federal National Mortgage Association, 5.00%, 3/1/20	3,859,562	3,736
Federal National Mortgage Association, 5.00%, 4/1/20	1,639,806	1,586
Federal National Mortgage Association, 5.00%, 5/1/20	6,052,857	5,854
Federal National Mortgage Association, 5.00%, 4/1/35	4,431,681	4,164
Federal National Mortgage Association, 5.00%, 7/1/35	5,769,527	5,421
Federal National Mortgage Association, 5.00%, 10/1/35	2,388,829	2,244
Federal National Mortgage Association, 5.00%, 2/1/37	4,999,999	4,685
Federal National Mortgage Association, 5.00%, 5/1/37	11,999,999	11,244
Federal National Mortgage Association, 5.17%, 1/1/16	4,133,098	4,022
Federal National Mortgage Association, 5.285%, 4/1/16	10,823,117	10,630
Federal National Mortgage Association, 5.32%, 4/1/14	2,700,136	2,653
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,844
Federal National Mortgage Association, 5.50%, 4/1/21	2,771,428	2,731
Federal National Mortgage Association, 5.50%, 9/1/34	1,208,557	1,170
Federal National Mortgage Association, 5.50%, 3/1/35	10,012,282	9,681

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 7/1/35	2,064,803	1,997
Federal National Mortgage Association, 5.50%, 8/1/35	3,795,964	3,670
Federal National Mortgage Association, 5.50%, 9/1/35	21,144,630	20,446
Federal National Mortgage Association, 5.50%, 10/1/35	9,645,919	9,327
Federal National Mortgage Association, 5.50%, 11/1/35	22,838,507	22,084
Federal National Mortgage Association, 5.50%, 12/1/36	8,795,810	8,487
Federal National Mortgage Association, 5.50%, 1/1/37	4,836,354	4,665
Federal National Mortgage Association, 5.50%, 2/1/37	15,480,774	14,933
Federal National Mortgage Association, 6.00%, 5/1/35	598,863	593
Federal National Mortgage Association, 6.00%, 6/1/35	1,331,441	1,319
Federal National Mortgage Association, 6.00%, 7/1/35	8,482,683	8,406
Federal National Mortgage Association, 6.00%, 8/1/35	747,820	741
Federal National Mortgage Association, 6.00%, 10/1/35	1,906,891	1,890
Federal National Mortgage Association, 6.00%, 11/1/35	9,445,178	9,360
Federal National Mortgage Association, 6.00%, 9/1/36	5,252,215	5,199
Federal National Mortgage Association, 6.50%, 9/1/31	1,383,480	1,410
Federal National Mortgage Association, 6.50%, 11/1/35	2,055,162	2,077
Federal National Mortgage Association, 6.50%, 12/1/35	2,822,914	2,853
Federal National Mortgage Association, 6.50%, 4/1/36	1,922,871	1,942
Federal National Mortgage Association, 6.50%, 11/1/36	718,350	725

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 12/1/36	2,721,266	2,748
Federal National Mortgage Association, 6.50%, 2/1/37	2,937,186	2,966
Federal National Mortgage Association, 6.50%, 3/1/37	34,697,084	35,027
Federal National Mortgage Association, 6.75%, 4/25/18	2,636,711	2,690
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	10,762,000	10,600
Federal National Mortgage Association TBA, 6.00%, 7/1/36	9,074,000	8,975
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,742,822	8,397
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	4,437,991	4,460
First Union National Bank, Series 1999-C4, Class E, 8.18%,	3,100,000	3,260
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	2,667,000	2,679
Freddie Mac, 4.50%, 10/15/33	2,223,020	2,125
Freddie Mac, Series — 2840, Class LK, 6.00%, 11/15/17	3,684,130	3,713
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	15,550,000	14,780
Government National Mortgage Association, 5.00%, 7/15/33	2,254,947	2,138
Government National Mortgage Association, 5.50%, 1/15/32	196,936	192
Government National Mortgage Association, 5.50%, 2/15/32	2,280,223	2,219
Government National Mortgage Association, 5.50%, 9/15/32	62,524	61

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	2,920,728	2,922
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	1,925,533	1,920
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,868,899	1,930
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	4,784,347	4,783
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.334%, 1/25/29 IO 144A	2,284,703	—
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,388
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	208,811	208
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	4,609,811	4,611
Wachovia Auto Loan Owner Trust, 5.35%, 5/20/10	4,974,998	4,975
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	2,662,000	2,622
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	5,317,886	5,144
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,797
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	3,760,408	3,750

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (23.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	8,915,706	8,896

Total Structured Products (Cost: $697,638)		684,640

Below Investment Grade Segment (3.7%)

Aerospace/Defense (0.0%)
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	505

Total		505

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	790,000	776
Arvinmeritor, Inc., 8.75%, 3/1/12	150,000	152
Ford Motor Co., 7.45%, 7/16/31	750,000	599
Ford Motor Credit Co., 8.00%, 12/15/16	750,000	718
Ford Motor Credit Co., 9.875%, 8/10/11	2,000,000	2,098
General Motors Corp., 8.375%, 7/15/33	1,100,000	1,004
Lear Corp., 8.50%, 12/1/13	435,000	418
Lear Corp., 8.75%, 12/1/16	1,000,000	953
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,000,000	953

Total		7,671

Basic Materials (0.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,100,000	1,007
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	400,000	350
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	456
Bowater Canada Finance, 7.95%, 11/15/11	500,000	471
Cascades, Inc., 7.25%, 2/15/13	350,000	340
Crown Americas, Inc., 7.625%, 11/15/13	650,000	657
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	1,190
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,750,000	1,867
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,250,000	1,203
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	825,000	792
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	1,294

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Lyondell Chemical Co., 6.875%, 6/15/17	875,000	844
Lyondell Chemical Co., 8.00%, 9/15/14	1,000,000	1,028
Massey Energy Co., 6.875%, 12/15/13	750,000	687
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	750,000	767
Peabody Energy Corp., 7.375%, 11/1/16	750,000	765
VeraSun Energy Corp., 9.375%, 6/1/17 144A	300,000	279

Total		13,997

Builders/Building Materials (0.1%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	500,000	430
Beazer Homes USA, Inc., 8.375%, 4/15/12	350,000	331
K. Hovnanian Enterprises, 7.75%, 5/15/13	819,000	716
Standard Pacific Corp., 7.75%, 3/15/13	500,000	460

Total		1,937

Capital Goods (0.1%)
Clarke American Corp., 9.50%, 5/15/15 144A	140,000	134
Clarke American Corp., 10.106%, 5/15/15 144A	175,000	169
United Rentals North America, Inc., 6.50%, 2/15/12	1,750,000	1,720

Total		2,023

Consumer Products/Retailing (0.2%)
Albertson’s Inc., 7.25%, 5/1/13	750,000	764
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	325,000	297
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	230,000	219
Claire’s Stores, Inc., 9.625%, 6/1/15 144A	260,000	241
Dollar General Corp., 10.625%, 7/15/15 144A	660,000	637
Education Management LLC, 10.25%, 6/1/16	875,000	920
Levi Strauss & Co., 8.875%, 4/1/16	850,000	871
Rite Aid Corp., 9.375%, 12/15/15 144A	325,000	312
Rite Aid Corp., 9.50%, 6/15/17 144A	290,000	278
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	455

Total		4,994

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Energy (0.4%)
AmeriGas Partners LP, 7.25%, 5/20/15	625,000	619
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	788
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	800,000	790
Chesapeake Energy Corp., 6.625%, 1/15/06	1,000,000	963
Cimarex Energy Co., 7.125%, 5/1/17	150,000	146
Complete Production Services, Inc., 8.00%, 12/15/16 144A	500,000	505
Forest Oil Corp., 7.25%, 6/15/19 144A	390,000	378
Mariner Energy, Inc., 8.00%, 5/15/17	448,000	445
Newfield Exploration Co., 6.625%, 4/15/16	850,000	818
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,216
Petroplus Finance, Ltd., 7.00%, 5/1/17	350,000	337
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	404
Pioneer Natural Resources Co., 6.65%, 3/15/17	700,000	662
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	546
Pogo Producing Co., 7.875%, 5/1/13	500,000	510
Range Resources Corp., 6.375%, 3/15/15	750,000	711
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	810,000	826
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	612
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	808

Total		12,084

Financials (0.1%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	562,000	549
E*Trade Financial Corp., 7.875%, 12/1/15	750,000	781
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	515,000	507
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	1,755,000	1,795
Residential Capital LLC, 6.875%, 6/30/15	650,000	630

Total		4,262

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Foods (0.2%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	610,000	595
Dean Foods Co., 7.00%, 6/1/16	1,250,000	1,194
Dole Foods Co., 8.625%, 5/1/09	1,250,000	1,246
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	150,000	143
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	500,000	481
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	900,000	869
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	863

Total		5,391

Gaming/Leisure/Lodging (0.3%)
Boyd Gaming Corp., 7.75%, 12/15/12	850,000	871
Corrections Corp. of America, 6.25%, 3/15/13	900,000	864
Felcor Lodging LP, 8.50%, 6/1/11	750,000	788
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	490,000	483
Host Marriot LP, 7.125%, 11/1/13	1,000,000	999
MGM Mirage Inc., 7.5%, 6/1/16	1,100,000	1,044
MGM Mirage, Inc., 6.75%, 9/1/12	1,230,000	1,175
Park Place Entertainment Corp., 8.125%, 5/15/11	1,250,000	1,304
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	375,000	362
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,350,000	1,301

Total		9,191

Healthcare/Pharmaceuticals (0.3%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	1,335,000	1,353
FMC Finance III SA, 6.875%, 7/15/17 144A	760,000	745
HCA, Inc., 6.75%, 7/15/13	650,000	592
HCA, Inc., 9.25%, 11/15/16 144A	2,250,000	2,396
HCA, Inc., 9.625%, 11/15/16 144A	900,000	968
Omnicare, Inc., 6.75%, 12/15/13	750,000	716
Service Corp. International, 6.75%, 4/1/15 144A	600,000	578

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare/Pharmaceuticals continued
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	497

Total		7,845

Media (0.4%)
CCH I Holdings LLC, 11.75%, 5/15/14	660,000	648
Charter Communications Holding LLC, 10.25%, 9/15/10	1,250,000	1,305
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,250,000	1,302
CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,233
CSC Holdings, Inc., 7.875%, 2/15/18	1,000,000	965
EchoStar DBS Corp., 7.125%, 2/1/16	375,000	367
Idearc, Inc., 8.00%, 11/15/16	2,500,000	2,524
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	600,000	609
Lamar Media Corp., 6.625%, 8/15/15	800,000	758
LIN Television Corp., 6.50%, 5/15/13	750,000	733
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	600,000	603
R.H. Donnelley Corp., 6.875%, 1/15/13	2,750,000	2,605
Univision Communications, 9.75%, 3/15/15 144A	1,150,000	1,136

Total		15,788

Real Estate (0.0%)
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	500,000	483

Total		483

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	484
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	990
ARAMARK Corp., 8.50%, 2/1/15 144A	500,000	509
Realogy Corp., 10.50%, 4/15/14 144A	1,150,000	1,094
Realogy Corp., 12.375%, 4/15/15 144A	600,000	548

Total		3,625

Technology (0.1%)
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	707

Below Investment Grade Segment (3.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	650,000	621
Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	900,000	846
NXP BV, 7.875%, 10/15/14	850,000	837
NXP BV, 9.50%, 10/15/15	375,000	369
Sabre Holdings Corp., 6.35%, 3/15/16	500,000	450

Total		3,830

Telecommunications (0.2%)
Citizens Communications, 9.00%, 8/15/31	1,480,000	1,524
Citizens Communications, 9.25%, 5/15/11	1,370,000	1,480
Qwest Corp., 6.50%, 6/1/17 144A	750,000	714
Windstream Corp., 7.00%, 3/15/19	500,000	478
Windstream Corp., 8.625%, 8/1/16	865,000	915

Total		5,111

Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	498
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,500,000	1,488

Total		1,986

Utilities (0.3%)
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	325,000	306
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	485,000	451
Dynegy Holdings, Inc., 8.375%, 5/1/16	750,000	733
Edison Mission Energy, 7.00%, 5/15/17 144A	1,050,000	990
Edison Mission Energy, 7.20%, 5/15/19 144A	1,225,000	1,152
Elwood Energy LLC, 8.159%, 7/5/26	589,988	620
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,600,000	1,805
NRG Energy, Inc., 7.25%, 2/1/14	500,000	501
NRG Energy, Inc., 7.375%, 1/15/17	1,725,000	1,731
TXU Corp., 5.55%, 11/15/14	1,650,000	1,401

Total		9,690

Total Below Investment Grade Segment (Cost: $114,417)		110,413

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’s) (0.1%)
(b) Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	1,539,547	1,540
(k)World Omni Auto Receivables Trust, 5.319%, 2/15/08 Series	1,428,311	1,429

Total		2,969

Autos (0.2%)
(k)Daimler Chrysler Auto, 5.28%, 7/12/07	5,000,000	4,991

Total		4,991

Federal Government and Agencies (0.7%)
(b) Fannie Mae, 4.40%, 2/4/08	2,400,000	2,386
(b) Fannie Mae, 5.13%, 9/19/07	5,000,000	4,945
(b) Federal Home Loan, 4.97%, 3/3/08	2,300,000	2,222
(b) Federal Home Loan, 4.97%, 2/4/08	2,200,000	2,133
(b) Federal Home Loan, 4.99%, 9/18/07	2,250,000	2,225
(b) Federal Home Loan, 5.08%, 7/9/07	2,200,000	2,197
(b) Federal Home Loan Bank, 5.25%, 2/5/08	2,250,000	2,248
(b) Federal Home Loan Bank, 5.50%, 12/27/07 Series 667	2,250,000	2,251

Total		20,607

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors (1.5%)
(b) Ranger Funding Co. LLC, 5.26%, 8/2/07	15,000,000	14,928
(b) Thunder Bay Funding, Inc., 5.31%, 7/16/07	15,000,000	14,964
(b) Windmill Funding Corp., 5.26%, 8/1/07	15,000,000	14,930

Total		44,822

Finance Services (2.0%)
(b) Alpine securitization, 5.27%, 7/12/07	15,000,000	14,974
(b) Barton Capital LLC, 5.30%, 7/10/07	15,000,000	14,979
(b) Bryant Park Funding LLC, 5.29%, 7/16/07	10,000,000	9,976
(b) Ciesco LP, 5.28%, 7/18/07	15,000,000	14,960
HBOS Treasury Services PLC, 5.31%, 4/9/08	3,000,000	3,001

Total		57,890

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables, 5.28%, 7/20/07	15,000,000	14,956

Total		14,956

National Commercial Banks (0.8%)
Bank of America, 5.36%, 8/1/07	2,400,000	2,400
BankBoston, 6.375%, 4/15/08	1,800,000	1,812
UBS Finance LLC, 5.35%, 7/2/07	18,930,000	18,924

Total		23,136

Money Market Investments (7.5%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (0.7%)
Bear Stearns Co., Inc., 5.26%, 8/2/07	15,000,000	14,927
The Goldman Sachs Group, Inc., 4.125%, 1/15/08	2,300,000	2,286
Merrill Lynch & Co., 6.56%, 12/16/07	1,750,000	1,758
Morgan Stanley Dean Witter, 5.14%, 10/19/07	2,400,000	2,361

Total		21,332

Short Term Business Credit (1.0%)
HSBC Finance Corp., 5.27%, 7/12/07	15,000,000	14,974
Sheffield Receivables, 5.27%, 7/5/07	15,000,000	14,989

Total		29,963

Total Money Market Investments (Cost: $220,675)		220,666

Total Investments (103.9%) (Cost $2,850,062)(a)(l)		3,072,109

Other Assets, Less Liabilities (-3.9%)		(114,941)

Total Net Assets (100.0%)		2,957,168

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $74,242, representing 2.51% of the net assets.

IO—Interest Only Security

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $2,850,062 and the net unrealized appreciation of investments based on that cost was $222,047 which is comprised of $286,740 aggregate gross unrealized appreciation and $64,693 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $5,284)	50	9/07	$1
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2007, $16,013)	42	9/07	$(102)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See Note 7 in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Swap	agreements outstanding on June 30, 2007:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	1 Month USD-LIBOR- 5 Basis Points (BPS)	Russell Midcap Value Index Total Return	5/2008	87,227	$(3,894)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR- 45 BPS	5/2008	87,922	2,993
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	1 Month USD-LIBOR + 4 BPS	Russell 1000 Value Index Total Return	5/2008	231,411	(8,702)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 19 BPS	5/2008	231,450	6,345
Goldman Sachs International	Russell Midcap Value Index	1 Month USD-LIBOR + 15 BPS	Russell Midcap Value Index Total Return	5/2008	51,305	(2,077)
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR- 35 BPS	5/2008	51,697	1,537
Goldman Sachs International	Russell 1000 Value Index	1 Month USD-LIBOR + 10 BPS	Russell 1000 Value Index Total Return	5/2008	154,224	4,039
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR- 15 BPS	5/2008	154,259	(5,253)
Goldman Sachs International	Smallcap Value Synthetic Return	1 Month USD-LIBOR- 25 BPS	Smallcap Value Synthetic Total Return	5/2008	39,983	(1,412)
Goldman Sachs International	Smallcap Growth Synthetic Return	Smallcap Growth Synthetic Total Return	1 Month USD-LIBOR - 80 BPS	5/2008	40,373	668

						$(5,756)

(k)	Securities with an aggregate market value of $6,420 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2007.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $274,751 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/07

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007*
Actual	$1,000.00	$1,059.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (41.2%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (27.8%)

Consumer Discretionary (4.2%)
Abercrombie & Fitch Co. — Class A	9,200	671
*Comcast Corp. — Class A	32,850	924
Fortune Brands, Inc.	7,900	651
Hilton Hotels Corp.	24,500	820
International Game Technology	18,600	738
J.C. Penney Co., Inc.	10,000	724
Johnson Controls, Inc.	10,100	1,170
*Kohl’s Corp.	10,700	760
The McGraw-Hill Companies, Inc.	11,600	790
News Corp. — Class A	45,200	959
NIKE, Inc. — Class B	12,600	734
Omnicom Group, Inc.	11,600	614
Staples, Inc.	29,650	704
Starwood Hotels & Resorts Worldwide, Inc.	6,600	443
Target Corp.	14,500	922
Time Warner, Inc.	37,800	795

Total		12,419

Consumer Staples (2.7%)
Altria Group, Inc.	14,700	1,031
Avon Products, Inc.	26,600	978
CVS Caremark Corp.	35,805	1,305
Loews Corp. — Carolina Group	9,000	695
PepsiCo, Inc.	22,300	1,446
The Procter & Gamble Co.	18,700	1,144
Walgreen Co.	14,600	636
Wal-Mart Stores, Inc.	13,800	664

Total		7,899

Energy (2.4%)
Baker Hughes, Inc.	11,800	993
ConocoPhillips	5,800	455
Diamond Offshore Drilling, Inc.	5,900	599
EOG Resources, Inc.	10,800	789
Exxon Mobil Corp.	21,900	1,837
Schlumberger, Ltd.	12,100	1,028
Valero Energy Corp.	11,200	827
XTO Energy, Inc.	10,400	625

Total		7,153

Financials (2.6%)
American Express Co.	14,100	863
American International Group, Inc.	9,300	651
*The Blackstone Group LP	2,900	85
Chicago Mercantile Exchange Holdings, Inc.	800	427
Genworth Financial, Inc.	8,200	282

Large Cap Common Stocks (27.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Goldman Sachs Group, Inc.	5,000	1,085
Host Hotels & Resorts, Inc.	27,619	639
JPMorgan Chase & Co.	13,300	644
Legg Mason, Inc.	7,800	767
Lehman Brothers Holdings, Inc.	11,200	835
Prudential Financial, Inc.	8,900	866
UBS AG-REG	10,000	600

Total		7,744

Health Care (4.3%)
Abbott Laboratories	16,100	862
*Amgen, Inc.	7,500	415
Baxter International, Inc.	13,300	749
*Celgene Corp.	9,700	556
*Genentech, Inc.	9,500	719
Gilead Sciences, Inc.	26,600	1,031
Johnson & Johnson	14,800	912
Medtronic, Inc.	17,700	918
Merck & Co., Inc.	23,000	1,145
Novartis AG, ADR	14,000	785
Pfizer, Inc.	20,300	519
*St. Jude Medical, Inc.	13,600	564
*Thermo Fisher Scientific, Inc.	18,800	972
UnitedHealth Group, Inc.	13,000	665
Wyeth	15,500	889
*Zimmer Holdings, Inc.	10,500	891

Total		12,592

Industrials (3.1%)
The Boeing Co.	10,800	1,039
Burlington Northern Santa Fe Corp.	7,800	664
Danaher Corp.	13,800	1,042
FedEx Corp.	8,700	965
General Electric Co.	37,800	1,446
Honeywell International, Inc.	19,600	1,103
Spirit Aerosystems Holdings, Inc.	18,000	649
Textron, Inc.	7,800	859
United Technologies Corp.	19,000	1,347

Total		9,114

Information Technology (6.8%)
Accenture, Ltd. — Class A	24,700	1,059
*Adobe Systems, Inc.	5,100	205
*Amdocs, Ltd.	24,800	988
*Apple, Inc.	7,400	903
*Autodesk, Inc.	11,200	527
*BEA Systems, Inc.	47,100	645
*Broadcom Corp. — Class A	27,500	804
*Cisco Systems, Inc.	44,400	1,237
*Corning, Inc.	32,200	823

Large Cap Common Stocks (27.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*eBay, Inc.	17,600	566
*Electronic Arts, Inc.	13,700	648
*Google, Inc. — Class A	3,000	1,569
Hewlett-Packard Co.	29,200	1,302
Intel Corp.	18,400	437
International Business Machines Corp.	8,000	842
KLA-Tencor Corp.	16,300	896
Maxim Integrated Products, Inc.	24,000	802
Microsoft Corp.	44,000	1,297
*Oracle Corp.	46,100	909
QUALCOMM, Inc.	24,300	1,054
Telefonaktiebolaget LM Ericsson, ADR	22,700	906
Texas Instruments, Inc.	26,700	1,005
*Yahoo!, Inc.	17,566	477

Total		19,901

Materials (0.8%)
Monsanto Co.	18,900	1,276
Praxair, Inc.	13,100	942

Total		2,218

Telecommunication Services (0.6%)
AT&T, Inc.	22,200	922
*NII Holdings, Inc.	8,900	719

Total		1,641

Utilities (0.3%)
Exelon Corp.	13,500	980

Total		980

Total Large Cap Common Stocks		81,661

Mid Cap Common Stocks (10.5%)

Consumer Discretionary (1.8%)
Abercrombie & Fitch Co. — Class A	3,200	234
*Bare Escentuals, Inc.	10,300	352
*Coach, Inc.	8,300	393
*Dollar Tree Stores, Inc.	11,200	488
*Focus Media Holding, Ltd., ADR	10,400	525
*GameStop Corp. — Class A	20,100	786
International Game Technology	10,200	405
*Jack in the Box, Inc.	2,400	170
*O’Reilly Automotive, Inc.	11,500	420
Orient-Express Hotels, Ltd. — Class A	6,500	347
*Payless ShoeSource, Inc.	8,800	278
Pool Corp.	7,300	285

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Mid Cap Common Stocks (10.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Starwood Hotels & Resorts Worldwide, Inc.	4,400	295
*Urban Outfitters, Inc.	8,300	199

Total		5,177

Energy (0.9%)
*Cameron International Corp.	8500	607
Diamond Offshore Drilling, Inc.	5,400	548
Range Resources Corp.	14,400	539
Smith International, Inc.	11,500	674
*Southwestern Energy Co.	8,800	392

Total		2,760

Financials (1.1%)
Chicago Mercantile Exchange Holdings, Inc.	700	374
The Colonial BancGroup, Inc.	9,800	245
*IntercontinentalExchange, Inc.	1,815	268
*Investment Technology Group, Inc.	12,400	537
Legg Mason, Inc.	3,400	334
SEI Investments Co.	13,600	395
*SVB Financial Group	9,100	483
T. Rowe Price Group, Inc.	9,100	472

Total		3,108

Health Care (2.0%)
*Celgene Corp.	5,400	310
*DaVita, Inc.	32,550	1,754
*Express Scripts, Inc.	12,200	610
*Immucor, Inc.	9,100	255
*Intuitive Surgical, Inc.	4,500	624
*Kyphon, Inc.	5,000	241
*Lincare Holdings, Inc.	16,200	646
*Pediatrix Medical Group, Inc.	8,300	458
*Psychiatric Solutions, Inc.	13,700	497
*VCA Antech, Inc.	11,200	422
*Ventana Medical Systems, Inc.	3,000	232

Total		6,049

Industrials (2.0%)
C.H. Robinson Worldwide, Inc.	8,650	454
Corrections Corp. of America	8,000	505
Expeditors International of Washington, Inc.	9,800	405
Harsco Corp.	4,300	224
J.B. Hunt Transport Services, Inc.	11,600	340
Joy Global, Inc.	6,000	350
Knight Transportation, Inc.	33,400	647
The Manitowoc Co., Inc.	4,300	346
*Monster Worldwide, Inc.	4,400	181
MSC Industrial Direct Co., Inc. — Class A	11,500	633

Mid Cap Common Stocks (10.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Ritchie Bros. Auctioneers, Inc.	7,400	463
Robert Half International, Inc.	9,375	342
*Spirit Aerosystems Holdings, Inc.	13,100	472
*Stericycle, Inc.	8,200	365

Total		5,727

Information Technology (2.2%)
*Activision, Inc.	23,221	434
Amphenol Corp. — Class A	14,700	524
*Autodesk, Inc.	5,100	240
*Citrix Systems, Inc.	11,900	401
*Cognizant Technology Solutions Corp. — Class A	6,100	458
*Digital River, Inc.	5,200	235
FactSet Research Systems, Inc.	7,200	492
Harris Corp.	6,100	333
KLA-Tencor Corp.	8,400	462
*MEMC Electronic Materials, Inc.	8,900	544
*Mettler-Toledo International, Inc.	3,000	287
Microchip Technology, Inc.	17,000	630
*Network Appliance, Inc.	7,800	228
*NVIDIA Corp.	8,900	368
*ValueClick, Inc.	18,400	542
*VeriFone Holdings, Inc.	12,100	427

Total		6,605

Materials (0.3%)
*Owens-Illinois, Inc.	7,100	249
Praxair, Inc.	7,400	533

Total		782

Other Holdings (0.1%)
SPDR Metals & Mining ETF	4,900	306

Total		306

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A	11,200	324

Total		324

Total Mid Cap Common Stocks		30,838

Small Cap Common Stocks (2.9%)

Consumer Discretionary (0.5%)
*California Pizza Kitchen, Inc.	1,800	39
*Capella Education Co.	2,000	92
*Citi Trends, Inc.	1,300	49
*Force Protection, Inc.	2,400	50

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*GSI Commerce, Inc.	1,901	43
*Hibbett Sports Inc.	2,400	66
*J. Crew Group, Inc.	1,100	59
*LIFE TIME FITNESS, Inc.	2,400	128
*LKQ Corp.	3,200	79
*Morton’s Restaurant Group, Inc.	4,200	76
*National CineMedia, Inc.	2,900	81
Orient-Express Hotels, Ltd. — Class A	1,500	80
*Pinnacle Entertainment, Inc.	2,800	79
Sotheby’s	700	32
*The9 Ltd., ADR	1,500	69
*Tween Brands, Inc.	1,100	49
*Volcom, Inc.	2,700	135
*Zumiez, Inc.	3,500	132

Total		1,338

Consumer Staples (0.1%)
*Central European Distribution Corp.	3,000	104
*TreeHouse Foods, Inc.	1,479	39
UAP Holding Corp.	3,700	112

Total		255

Energy (0.2%)
*Dril-Quip, Inc.	2,600	117
*Global Industries, Ltd.	5,500	148
*Oceaneering International, Inc.	2,400	126
*T-3 Energy Services, Inc.	1,900	64
World Fuel Services Corp.	2,100	88

Total		543

Financials (0.2%)
*FCStone Group, Inc.	1,100	63
*Global Cash Access Holdings, Inc.	7,300	117
Greater Bay Bancorp	2,700	75
Greenhill & Co., Inc.	1,500	103
*Interactive Brokers Group, Inc. — Class A	1,100	30
*KBW, Inc.	1,991	58
*optionsXpress Holdings, Inc.	3,161	81
*Portfolio Recovery Associates, Inc.	1,400	84
PrivateBancorp, Inc.	400	12

Total		623

Health Care (0.4%)
*Adams Respiratory Therapeutics, Inc.	1,366	54
*Allscripts Healthcare Solutions, Inc.	2,700	69
*Digene Corp.	2,400	144
*Hologic, Inc.	600	33
*Kyphon, Inc.	2,200	106
Meridian Bioscience, Inc.	2,100	45
*Natus Medical, Inc.	5,300	84
*Noven Pharmaceuticals, Inc.	3,800	89

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Obagi Medical Products, Inc.	2,700	48
*Pediatrix Medical Group, Inc.	1,600	88
*Providence Service Corp.	6,100	163
*Psychiatric Solutions, Inc.	5,300	192
*Thoratec Corp.	3,200	59

Total		1,174

Industrials (0.5%)
*The Advisory Board Co.	2,700	150
*American Commercial Lines, Inc.	1,300	34
Bucyrus International, Inc. — Class A	2,600	184
C.H. Robinson Worldwide, Inc.	1,200	63
*Corrections Corp. of America	3,500	221
*Houston Wire & Cable Co.	3,000	85
*Huron Consulting Group, Inc.	1,300	95
Interface, Inc. — Class A	5,700	108
Knight Transportation, Inc.	5,137	100
Knoll, Inc.	6,200	139
*Marlin Business Services Corp.	6,100	130
*VistaPrint, Ltd.	1,700	65

Total		1,374

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology (0.9%)
*Aruba Networks, Inc.	2,100	42
*Bankrate, Inc.	900	43
*Blackboard, Inc.	5,700	240
*comScore, Inc.	49	1
*Comtech Group, Inc.	3,400	56
*Cymer, Inc.	700	28
*Data Domain, Inc.	400	9
*DealerTrack Holdings, Inc.	5,300	195
*Diodes, Inc.	2,900	121
*Forrester Research, Inc.	2,200	62
*IHS, Inc. — Class A	900	41
*Kenexa Corp.	6,200	234
*Limelight Networks, Inc.	3,910	77
*Loopnet, Inc.	1,800	42
*Macrovision Corp.	2,500	75
*Mellanox Technologies, Ltd.	900	19
*MKS Instruments, Inc.	1,500	42
*Netlogic Microsystems, Inc.	4,500	143
*Polycom, Inc.	1,000	34
*Riverbed Technology, Inc.	1,100	48
*Silicon Image, Inc.	5,800	50
*SiRF Technology Holdings, Inc.	3,000	62
*Sohu.com, Inc.	4,300	138
*SonicWALL, Inc.	5,990	51
*Spreadtrum Communications, Inc.	300	4
*Switch & Data Facilities Co.	6,432	123
*Synaptics, Inc.	1,600	57

Small Cap Common Stocks (2.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Synchronoss Technologies, Inc.	1,900	56
Syntel, Inc.	800	24
*Tessera Technologies, Inc.	5,100	207
*THQ, Inc.	5,046	154
*The Ultimate Software Group, Inc.	3,350	97
*ValueClick, Inc.	1,900	56

Total		2,631

Materials (0.1%)
A.M. Castle & Co.	700	25
Airgas, Inc.	3,000	144
Silgan Holdings, Inc.	2,200	122

Total		291

Telecommunication Services (0.0%)
*Glu Mobile, Inc.	2,827	39

Total		39

Utilities (0.0%)
ITC Holdings Corp.	3,600	146

Total		146

Total Small Cap Common Stocks		8,414

Total Domestic Common Stocks and Warrants (Cost: $100,020)		120,913

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (3.2%)
British Sky Broadcasting Group PLC	United Kingdom	30,575	385
Burberry Group PLC	United Kingdom	34,930	477
*Central European Media Enterprises, Ltd.	Czech Republic	4,755	464
Compagnie Financiere Richemont SA	Switzerland	6,795	409
Esprit Holdings, Ltd.	Hong Kong	38,500	490
Fiat SPA	Italy	28,055	836
Focus Media Holding, Ltd.	China	11,500	581
Hugo Boss AG	Germany	6,330	379
Inditex SA	Spain	9,965	588
Intercontinental Hotels Group PLC	United Kingdom	17,951	444
Kuoni Reisen Holding	Switzerland	665	399
Makita Corp.	Japan	8,500	380
Point, Inc.	Japan	6,300	373
PPR	France	2,670	466
Renault SA	France	1,710	274
Sol Melia SA	Spain	22,680	504
Swatch Group AG	Switzerland	1,800	511
Toyota Motor Corp.	Japan	6,700	422
*Urbi Desarollos Urbanos SA	Mexico	118,515	535
WPP Group PLC	United Kingdom	24,745	368

Total			9,285

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples (1.5%)
Barry Callebaut AG	Switzerland	630	477
Coca Cola Hellenic Bottling Co. SA	Greece	11,550	531
Heineken NV	Netherlands	8,030	472
Iaws Group PLC	Ireland	16,920	354
InBev NV	Belgium	5,655	448
Kerry Group PLC	Ireland	11,265	314
Reckitt Benckiser PLC	United Kingdom	13,090	717
Tesco PLC	United Kingdom	61,760	514
Unilever NV	Netherlands	7,430	231
Woolworths, Ltd.	Australia	21,440	491

Total			4,549

Energy (0.8%)
*Artumas Group, Inc.	Norway	17,620	178
Cameco Co.	Canada	10,930	554
*China Coal Energy Co.	China	246,000	369
*Electromagnetic Geo Services AS	Norway	9,185	184
Expro International Group	United Kingdom	12,425	242
*Petroleum Geo-Services ASA	Norway	18,285	452
Reliance Industries, Ltd.	India	5,705	238
*Seajacks International, Ltd.	Norway	11,435	118

Total			2,335

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Financials (3.1%)
Admiral Group PLC	United Kingdom	20,467	363
Aeon Mall Co., Ltd.	Japan	14,700	451
Allianz SE	Germany	2,765	648
Allied Irish Banks PLC	Ireland	9,325	253
Anglo Irish Bank Corp. PLC	Ireland	45,000	917
Ardepro Co., Ltd.	Japan	1,173	365
AXA SA	France	11,945	513
Azimut Holding SPA	Italy	34,250	580
Banca Popolare Italiana Scrl	Italy	14,430	220
Banco Espanol de Credito SA	Spain	14,825	336
Banco Espirito Santo SA	Portugal	10,925	243
Banco Popolare di Verona e Novara Scrl	Italy	7,235	209
Credit Suisse Group	Switzerland	7,675	544
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	7,405	578
Hopson Development Holdings, Ltd.	Hong Kong	42,000	118
Hypo Real Estate Holding AG	Germany	6,635	430
Induntrial Bank of Korea	Korea	7,160	146
Korean Reinsurance Co.	Korea	16,320	254
Manulife Financial Corp.	Canada	5,945	222
Piraeus Bank SA	Greece	15,110	553
*Scandinavian Property Development ASA	Norway	23,060	184
*TAG Tegernsee Immobilien Und Beteiligungs AG	Germany	21,360	263
The Toronto-Dominion Bank	Canada	4,930	337
Uncredito Italiano Spa	Italy	51,290	456

Total			9,183

Health Care (1.2%)
*Actelion, Ltd.	Switzerland	5,450	243
CSL, Ltd.	Australia	8,270	614
Daiichi Sankyo Co., Ltd.	Japan	14,600	388
Merck KGaA	Germany	2,620	360
Nobel Biocare Holding AG	Switzerland	1,390	454
Stada Arzneimittel AG	Germany	7,150	455
Takeda Pharmaceutical Co., Ltd.	Japan	3,200	207
Terumo Corp.	Japan	11,300	436
*William Demant Holding A/S	Denmark	4,520	446

Total			3,603

Industrials (4.8%)
ABB, Ltd., ADR	Switzerland	35,740	809
Aker Yards ASA	Norway	16,500	285
*Alstom	France	3,650	608
Atlas Copco AB	Sweden	27,600	461
Bharat Heavy Electricals, Ltd.	India	12,550	472
CAE, Inc.	Canada	47,075	637
Capita Group PLC	United Kingdom	37,305	541
China Infrastructure Machinery Holdings, Ltd.	China	114,000	249
Companhia de Concessoes Rodoviarias	Brazil	31,380	581
Cosco Corp., Singapore, Ltd.	Singapore	38,000	93
Daewoo Shipbuilding & Marine Engineering Co.	Korea	7,660	433
*Deutz AG	Germany	8,185	106

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Flsmidth & Co A/S	Denmark	7,260	570
*Grafton Group PLC	Ireland	18,460	265
Hopewell Holdings	Hong Kong	83,000	338
IVCRL Infrastructures & Projects, Ltd.	India	41,490	365
Komatsu, Ltd.	Japan	16,000	463
Kuehne & Nagel International AG	Switzerland	5,810	535
LG Corp.	Korea	1,510	78
Metso Oyj	Finland	9,710	570
Michael Page International PLC	United Kingdom	58,360	614
MTU Aero Engines Holding AG	Germany	9,335	606
*Prysmian SPA	Italy	14,540	356
PT Berlian Laju Tanker Tbk	Indonesia	1,493,500	339
Sembcorp Marine, Ltd.	Singapore	179,000	572
SGS SA	Switzerland	450	533
Siemens AG	Germany	5,000	719
*Thielert AG	Germany	1,965	60
Tianjin Development Holdings, Ltd.	Hong Kong	347,000	378
TNT NV	Netherlands	9,800	442
Vinci SA	France	8,060	601
Wavin NV	Netherlands	19,830	477

Total			14,156

Information Technology (2.1%)
*Autonomy Corp. PLC	United Kingdom	37,017	530
*Blinkx PLC	United Kingdom	37,017	32
Cap Gemini SA	France	5,520	404
EVS Broadcast Equipment SA	Belgium	2,975	245
*Gresham Computing PLC	United Kingdom	38,450	97
Hon Hai Precision Industry Co., Ltd.	Taiwan	52,000	449
Kontron AG	Germany	32,311	607
*LG.Philips LCD Co., Ltd.	Korea	10,520	473
Neopost SA	France	3,880	567
Nippon Electric Glass Co., Ltd.	Japan	34,000	597
Star Micronics Co., Ltd.	Japan	22,300	594
Sumco Corp.	Japan	4,000	200
Telechips, Inc.	Korea	8,501	201
*Temenos Group AG	Switzerland	25,130	603
Vtech Holdings, Ltd.	Hong Kong	59,000	499

Total			6,098

Materials (1.9%)
Akzo Nobel NV	Netherlands	5,200	449
Anglo American PLC	United Kingdom	9,500	549
BHP Billiton, Ltd.	Australia	19,735	589
Companhia Vale do Rio Doce, ADR	Brazil	16,100	717
*Crew Minerals ASA	Norway	74,755	218
CRH PLC	Ireland	12,038	596
*Gammon Gold, Inc.	Canada	8,550	108
Imperial Chemical Industries PLC	United Kingdom	44,509	548
K+S AG	Germany	4,985	763
Sika AG	Switzerland	175	357

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
*Smurfit Kappa Group PLC	Ireland	8,720	218
Syngenta AG	Switzerland	2,365	461

Total			5,573

Other Holdings (0.3%)
Nomura ETF — Nikkei 225	Japan	3,040	452
Nomura Topix ETF	Japan	28,700	417

Total			869

Telecommunications (0.6%)
*Bharti Airtel, Ltd.	India	13,700	281
China Mobile, Ltd.	Hong Kong	27,000	290
*Freenet AG	Germany	13,565	442

Foreign Common Stocks (19.9%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Tele2 AB	Sweden	22,055	360
*Telenor ASA	Norway	21,290	416

Total			1,789

Utilities (0.4%)
Cez	Czech Republic	9,750	504
PT Perusahaan Gas Negara	Indonesia	109,000	114
Veolia Environnement	France	5,895	461

Total			1,079

Total Foreign Common Stocks (Cost: $44,501)			58,519

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	145,000	142
Boeing Capital Corp., 4.75%, 8/25/08	255,000	253
General Dynamics Corp., 3.00%, 5/15/08	305,000	299
General Dynamics Corp., 4.25%, 5/15/13	50,000	47
L-3 Communications Corp., 6.375%, 10/15/15	410,000	387
L-3 Communications Corp., 7.625%, 6/15/12	105,000	107
Lockheed Martin Corp., 7.65%, 5/1/16	100,000	113
Raytheon Co., 5.50%, 11/15/12	305,000	304

Total		1,652

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	155,000	156
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	20,000	25

Total		181

Banking (1.2%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	140,000	140
Bank of America Corp., 5.42%, 3/15/17	235,000	225
Bank of America Corp., 5.625%, 10/14/16	150,000	148
Bank of New York, 4.95%, 1/14/11	75,000	74
Bank One Corp., 5.25%, 1/30/13	235,000	230
Barclays Bank PLC, 5.926%, 12/15/16 144A	100,000	97

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BB&T Corp., 4.90%, 6/30/17	55,000	51
Citigroup, Inc., 5.50%, 2/15/17	320,000	309
Credit Suisse Guernsey Ltd., 5.86%, 5/15/49	10,000	10
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	50,000	48
JP Morgan Chase & Co., 6.125%, 6/27/17	25,000	25
JPMorgan Chase Bank NA, 5.875%, 6/13/16	145,000	145
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	247
Mellon Funding Corp., 6.375%, 2/15/10	260,000	267
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	196
Northern Trust Corp., 5.30%, 8/29/11	45,000	45
PNC Funding Corp., 5.625%, 2/1/17	50,000	49
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	243
UnionBanCal Corp., 5.25%, 12/16/13	50,000	49
US Bank NA, 4.80%, 4/15/15	90,000	84
Wachovia Corp., 5.35%, 3/15/11	175,000	174
Wachocvia Corp., 5.75%, 6/15/17	90,000	89
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	67
Wells Fargo Bank NA, 5.75%, 5/16/16	15,000	15
Zions Bancorporation, 5.50%, 11/16/15	125,000	120

Total		3,147

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	25,000	23
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	30,000	28
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	15,000	14
Bottling Group LLC, 5.50%, 4/1/16	65,000	63
Constellation Brands, Inc., 7.25%, 9/1/16	180,000	176
Diageo Capital PLC, 4.375%, 5/3/10	45,000	44
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	141
PepsiCo, Inc., 5.15%, 5/15/12	65,000	64
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	158

Total		711

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	40

Total		40

Cable/Media/Broadcasting/Satellite (0.4%)
CBS Corp., 6.625%, 5/15/11	25,000	26
Clear Channel Communications, Inc., 6.25%, 3/15/11	115,000	111
Comcast Corp., 5.875%, 2/15/18	195,000	189
Cox Communications, Inc., 4.625%, 1/15/10	45,000	44
Historic TW, Inc., 6.625%, 5/15/29	85,000	83
News America, Inc., 6.40%, 12/15/35	35,000	33
News America, Inc., 6.15%, 3/1/37 144A	10,000	9

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Rogers Cable, Inc., 5.50%, 3/15/14	225,000	218
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	69
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	40,000	39
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	15,000	14
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	260
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	63
Viacom Inc., 5.75%, 4/30/11	65,000	65

Total		1,233

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.30%, 3/15/17	30,000	29
United Technologies Corp., 6.35%, 3/1/11	60,000	62

Total		91

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	145
Fortune Brands, Inc., 5.375%, 1/15/16	45,000	42
The Gillette Co., 2.50%, 6/1/08	350,000	340
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	38

Total		565

Electric Utilities (1.4%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	24
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	16
CMS Energy Corp., 6.875%, 12/15/15	100,000	101
Consolidated Edison Co. of New York, 5.375%, 12/15/15	30,000	29
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	34
Consumer Energy Co., 4.80%, 2/17/09	310,000	307

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
DTE Energy Co., 7.05%, 6/1/11	380,000	398
Duke Energy Corp., 6.45%, 10/15/32	100,000	103
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	51
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	52
Florida Power & Light Co., 5.625%, 4/1/34	60,000	56
Florida Power Corp., 4.50%, 6/1/10	178,000	173
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	150
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	60,610	58
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	96
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 144A	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	44
Nevada Power Co., 5.875%, 1/15/15	95,000	93
Nevada Power Co., 6.50%, 5/15/18	95,000	96
Northern States Power Co., 5.25%, 10/1/18	15,000	14
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	76
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	57
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	60,000	58
PacifiCorp, 5.45%, 9/15/13	240,000	236
PacifiCorp, 5.75%, 4/1/37	55,000	52
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	115
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	23
Progress Energy, Inc., 6.85%, 4/15/12	60,000	63
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	108
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	97
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	89
Puget Sound Energy, Inc., 3.363%, 6/1/08	115,000	113

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	59
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	30
Southern California Edison Co., 5.00%, 1/15/16	115,000	109
Southern California Edison Co., 5.55%, 1/15/37	20,000	18
Tampa Electric Co., 6.15%, 5/15/37	25,000	24
Tampa Electric Co., 6.55%, 5/15/36	30,000	31
Toledo Edison Co. 6.15%, 5/15/37	155,000	145
Union Electric Co., 6.40%, 6/15/17	10,000	10
Virginia Electric & Power Co., 6.00%, 5/15/37	130,000	124
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	51

Total		3,932

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	15

Total		15

Food Processors (0.2%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	15,000	15
General Mills, Inc., 5.70%, 2/15/17	55,000	54
Kellogg Co., 6.60%, 4/1/11	295,000	304
Kraft Foods, Inc., 5.25%, 10/1/13	30,000	29
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	168

Total		570

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	32
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	160,000	161

Total		193

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	123
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	104
Kinder Morgan Finance, 5.35%, 1/5/11	135,000	133
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	19

Total		379

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.2%)
GMAC LLC, 6.00%, 12/15/11	125,000	119
HSBC Finance Corp., 4.125%, 11/16/09	195,000	189
International Lease Finance Corp., 4.75%, 1/13/12	100,000	96
iStar Financial, Inc., 5.15%, 3/1/12	90,000	87

Total		491

Industrials-Other (0.1%)
Centex Corp., 5.45%, 8/15/12	45,000	43
Centex Corp., 7.875%, 2/1/11	15,000	16
DR Horton, Inc., 5.375%, 6/15/12	30,000	28
DR Horton, Inc., 7.875%, 8/15/11	10,000	10
KB HOME, 7.75%, 2/1/10	155,000	154
Lennar Corp., 5.95%, 10/17/11	70,000	69

Total		320

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	38

Total		38

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69

Total		69

Metals/Mining (0.0%)
Alcoa, Inc., 5.72%, 2/23/19	100,000	95
Alcoa, Inc., 5.90%, 2/1/27	55,000	51

Total		146

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	40
Residential Capital LLC, 6.00%, 2/22/11	130,000	126
Residential Capital LLC, 6.50%, 4/17/13	205,000	198

Total		364

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	45,000	43

Total		43

Oil and Gas (0.7%)
Anadarko Finance Co., 5.95%, 9/15/16	45,000	44
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	29

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Anadarko Petroleum Corp., 7.50%, 5/1/31	60,000	64
Apache Corp., 5.625%, 1/15/17	15,000	15
Apache Corp., 6.00%, 1/15/37	20,000	19
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	24
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	25,000	24
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	40,000	39
Conoco Funding Co., 6.35%, 10/15/11	215,000	221
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	45,000	44
ConocoPhilips Canada Funding Co., 5.625%, 10/15/16	30,000	30
Devon Energy Corp., 7.95%, 4/15/32	25,000	29
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	136
Encana Holdings Finance Corp., 5.80%, 5/1/14	60,000	60
Hess Corp., 7.125%, 3/15/33	20,000	21
Nexen, Inc., 5.875%, 3/10/35	105,000	94
Occidental Petroleum, 4.00%, 11/30/07	120,000	119
Pemex Project Funding Master Trust, 5.75%, 12/15/15	200,000	196
Petro-Canada, 5.95%, 5/15/35	55,000	51
Pioneer Natural Resource, 6.875%, 5/1/18	110,000	104
Suncoc, Inc., 5.75%, 1/15/17	65,000	63
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	20
Talisman Energy, Inc., 5.85%, 2/1/37	123,000	109
Tesoro Corp., 6.25%, 11/1/12	120,000	119
Tesoro Corp., 6.50%, 6/1/17 144A	140,000	137
Valero Energy Corp., 6.125%, 6/15/17	15,000	15
Valero Energy Corp., 6.625%, 6/15/37	100,000	100
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14

Total		1,940

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Other Finance (0.1%)
Capmark Financial Group, 6.30%, 5/10/17 144A	5,000	5
SLM Corp., 5.375%, 5/15/14	140,000	120
SLM Corp., 5.45%, 4/25/11	255,000	236

Total		361

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	47

Total		47

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	245
Wyeth, 5.95%, 4/1/37	45,000	43

Total		288

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	618
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	250
The Progressive Corp., 6.70%, 6/15/37	15,000	15
The Travelers Companies, Inc., 6.25%, 6/15/37	25,000	24

Total		907

Railroads (0.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	240,000	243
Burlington North Santa Fe, 6.15%, 5/1/37	25,000	24
Canadian Pacific Railway Co., 5.95%, 5/15/37	15,000	14
CSX Corp., 6.15%, 5/1/37	50,000	48
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 3.875%, 2/15/09	240,000	235
Union Pacific Corp., 5.65%, 5/1/17	25,000	24
Union Pacific Corp., 6.65%, 1/15/11	45,000	46
Union Pacific Corp., 7.375%, 9/15/09	240,000	250

Total		930

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	50
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	24
Colonial Realty LP, 6.05%, 9/1/16	20,000	20
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	78

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Duke Realty LP, 5.95%, 2/15/17	45,000	45
ERP Operating LP, 5.25%, 9/15/14	120,000	116
First Industrial LP, 5.25%, 6/15/09	50,000	50
Health Care Property Investors, Inc., 6.00%, 1/30/17	25,000	24
HRPT Properties Trust, 5.75%, 11/1/15	65,000	64
ProLogis, 5.50%, 3/1/13	115,000	114
ProLogis, 5.75%, 4/1/16	65,000	64
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	296,000	295
Simon Property Group LP, 5.375%, 6/1/11	195,000	193
Simon Property Group LP, 5.60%, 9/1/11	50,000	50
Simon Property Group LP, 6.10%, 5/1/16	95,000	96

Total		1,308

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	55
CVS/Caremark Corp., 6.125%, 8/15/16	55,000	55
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	39
The Kroger Co., 6.80%, 12/15/18	5,000	5
The Kroger Co., 7.00%, 5/1/18	30,000	31

Total		185

Retail Stores (0.4%)
Costco Wholesale Corp., 5.30%, 3/15/12	15,000	15
Costco Wholesale Corp., 5.50%, 3/15/17	50,000	49
Federated Department Stores, Inc., 5.90%, 12/1/16	30,000	29
Federated Retail Holdings, Inc., 5.35%, 3/15/12	40,000	39
Federated Retail Holdings, Inc., 6.30%, 4/1/09	320,000	322
The Home Depot, Inc., 5.875%, 12/16/36	310,000	276
JC Penney Corp., Inc., 5.75%, 2/15/18	5,000	5
JC Penney Corp., Inc., 6.375%, 10/15/36	10,000	10
JC Penney Corp., Inc., 6.875%, 10/15/15	30,000	31
JC Penny Corp., Inc., 7.95%, 4/1/17	40,000	44
Macy’s Retail Holdings Inc., 7.00%, 2/15/28	10,000	10

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
May Department Stores Co., 6.65%, 7/15/24	5,000	5
Target Corp., 5.375%, 5/1/17	95,000	91
Target Corp., 5.40%, 10/1/08	215,000	215
Wal-Mart Stores, Inc., 5.375%, 4/5/17	30,000	29
Wal-Mart Stores, Inc., 5.875%, 4/5/27	60,000	58

Total		1,228

Security Brokers and Dealers (0.3%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	183
Goldman Sachs Group, Inc., 5.625%, 1/15/17	125,000	120
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	170,000	165
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	60,000	59
Merrill Lynch & Co. Inc., 5.70%, 5/2/17	170,000	164
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	19
Morgan Stanley, 5.375%, 10/15/15	135,000	129
Morgan Stanley, 5.45%, 1/9/17	15,000	14
Morgan Stanley, 6.25%, 8/9/26	60,000	60

Total		913

Telecommunications (0.6%)
AT&T Corp., 8.00%, 11/15/31	200,000	238
British Telecom PLC, 8.625%, 12/15/30	30,000	39
Deutsche Telekom International Finance, 5.75%, 3/23/16	35,000	34
Embarq Corp., 6.738%, 6/1/13	50,000	51
Embarq Corp., 7.082%, 6/1/16	50,000	50
Embarq Corp., 7.995%, 6/1/36	125,000	127
France Telecom SA, 8.50%, 3/1/31	55,000	69
Rogers Wireless, Inc., 6.375%, 3/1/14	100,000	101
Sprint Capital Corp., 6.90%, 5/1/19	205,000	203
Sprint Capital Corp., 8.375%, 3/15/12	185,000	202
Sprint Capital Corp., 8.75%, 3/15/32	30,000	34
Telecom Italia Capital, 4.00%, 1/15/10	130,000	125

Investment Grade Segment (8.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Telecom Italia Capital, 6.20%, 7/18/11	100,000	101
Verizon Communications, Inc., 5.50%, 4/1/17	35,000	34
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	68
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	73
Vodafone Group PLC, 5.50%, 6/15/11	160,000	159

Total		1,708

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	15,000	15
Reynolds America, Inc., 7.25%, 6/15/37	15,000	15
Reynolds America, Inc., 7.625%, 6/1/16	235,000	249

Total		279

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	45
Johnson Controls, Inc., 5.50%, 1/15/16	60,000	58
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	28

Total		131

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	108

Total		108

Total Investment Grade Segment (Cost: $25,101) 24,513

Governments (2.4%)

Governments (2.4%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	102
Overseas Private Investment, 4.10%, 11/15/14	93,840	89
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	802
US Treasury, 4.50%, 5/15/17	1,110,000	1,064
US Treasury, 4.50%, 2/15/36	1,442,000	1,306

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Governments (2.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 4.75%, 11/15/08	1,870,000	1,864
US Treasury, 4.75%, 5/31/12	1,950,000	1,934

Total Governments (Cost: $7,277)		7,161

Structured Products (12.2%)

Structured Products (12.2%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	1,183,000	1,126
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.635%, 2/14/43 IO	5,251,412	176
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	239,103	239
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.41%, 5/25/37	285,379	285
Banc of America Mortgage Securities, Series 2004-G, Class 2AG, 4.657%, 8/25/34	288,000	284
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.516%, 6/25/34	645,000	632
Capital One Auto Finance Trust, Series 2006-A, Class A2, 5.31%, 5/15/09	87,069	87
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	136
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	190,514	188
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	207,997	206
Fannie Mae Whole Loan, 6.25%, 5/25/42	449,618	452
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	142,401	132
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	210,916	201

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	472,423	449
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	320,180	310
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	44,386	43
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	161,081	156
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	170,014	164
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,060,621	997
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	1,867,642	1,755
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	59,703	59
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	167,403	165
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	28,152	28
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	237,239	233
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	615,318	606
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	139,994	135
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	1,634,158	1,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	518,049	519
Federal Home Loan Mortgage Corp. TBA, 6.00%, 8/1/2037	2,191,000	2,168
Federal Home Loan Mortgage Corp. TBA, 6.50%, 8/1/37	559,000	564
Federal National Mortgage Association, 4.50%, 6/1/19	406,131	386
Federal National Mortgage Association, 4.50%, 12/1/19	45,787	44

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 7/1/20	256,423	243
Federal National Mortgage Association, 5.00%, 3/1/20	188,364	182
Federal National Mortgage Association, 5.00%, 4/1/20	80,295	78
Federal National Mortgage Association, 5.00%, 5/1/20	314,655	304
Federal National Mortgage Association, 5.00%, 11/1/34	1,048,990	987
Federal National Mortgage Association, 5.00%, 4/1/35	162,418	153
Federal National Mortgage Association, 5.00%, 7/1/35	447,872	421
Federal National Mortgage Association, 5.00%, 10/1/35	81,884	77
Federal National Mortgage Association, 5.00%, 3/1/37	3,255,325	3,051
Federal National Mortgage Association, 5.17%, 1/1/16	213,250	208
Federal National Mortgage Association, 5.285%, 4/1/16	585,543	575
Federal National Mortgage Association, 5.32%, 4/1/14	139,055	137
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	151
Federal National Mortgage Association, 5.50%, 4/1/21	183,051	180
Federal National Mortgage Association, 5.50%, 10/1/34	577,232	559
Federal National Mortgage Association, 5.50%, 3/1/35	191,923	185
Federal National Mortgage Association, 5.50%, 7/1/35	73,948	72
Federal National Mortgage Association, 5.50%, 8/1/35	131,596	127
Federal National Mortgage Association, 5.50%, 9/1/35	1,280,455	1,239
Federal National Mortgage Association, 5.50%, 10/1/35	1,375,609	1,331

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	968,090	936
Federal National Mortgage Association, 5.50%, 12/1/36	340,281	328
Federal National Mortgage Association, 5.50%, 1/1/37	187,118	180
Federal National Mortgage Association, 5.50%, 2/1/37	1,007,085	971
Federal National Mortgage Association, 6.00%, 10/1/34	560,239	556
Federal National Mortgage Association, 6.00%, 11/1/34	400,917	398
Federal National Mortgage Association, 6.00%, 5/1/35	21,651	21
Federal National Mortgage Association, 6.00%, 6/1/35	3,790	4
Federal National Mortgage Association, 6.00%, 7/1/35	222,038	220
Federal National Mortgage Association, 6.00%, 8/1/35	59,108	59
Federal National Mortgage Association, 6.00%, 10/1/35	167,746	166
Federal National Mortgage Association, 6.00%, 11/1/35	357,155	354
Federal National Mortgage Association, 6.00%, 9/1/36	277,440	275
Federal National Mortgage Association, 6.50%, 9/1/31	45,203	46
Federal National Mortgage Association, 6.50%, 11/1/35	152,443	154
Federal National Mortgage Association, 6.50%, 12/1/35	253,029	256
Federal National Mortgage Association, 6.50%, 4/1/36	99,298	100
Federal National Mortgage Association, 6.50%, 11/1/36	23,249	23
Federal National Mortgage Association, 6.50%, 12/1/36	89,036	90
Federal National Mortgage Association, 6.50%, 2/1/37	95,541	96

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 3/1/37	1,131,577	1,142
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	555,000	547
Final Maturity Amortizing Notes, 4.45%, 8/25/12	423,895	407
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	242,716	244
First Union-Lehman Brothers Commercial Mortgage Trust II, Commercial Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29	145,000	146
Freddie Mac, 4.50%, 10/15/33	118,574	113
Freddie Mac, Series — 2840, Class LK, 6.00%, 11/15/17	182,077	183
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	159,873	160
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	100,479	100
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	95,995	99
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	260,438	260
TBW Mortgage Backed Pass Through Certification, Series 2007-1, Class A1, 5.41%, 3/25/37	250,937	251
Washington Mutual Asset Securities Corp., Series 2003-AR10, Class A6, 4.058%, 10/25/33	144,000	142
Washington Mutual Asset Securities Corp., Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	326,319	316

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	426
WFS Financial Owner Trust, Series 2003-3, Class A4, 3.25%, 5/20/11	217,160	217
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	980,688	979

Total Structured Products (Cost: $36,455)		35,728

Below Investment Grade Segment (7.3%)

Aerospace/Defense (0.1%)
Bombardier, Inc., 8.00%, 11/15/14 144A	35,000	36
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	55
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	32,000	33
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	22,000	23

Total		147

Autos/Vehicle Parts (0.4%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	78,000	77
Arvinmeritor, Inc., 8.75%, 3/1/12	26,000	26
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	59
Ford Motor Co., 7.45%, 7/16/31	160,000	128
Ford Motor Credit Co., 8.00%, 12/15/16	100,000	96
Ford Motor Credit Co., 8.625%, 11/1/10	55,000	56
Ford Motor Credit Co., 9.875%, 8/10/11	225,000	236
General Motors Corp., 8.375%, 7/15/33	155,000	141
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	45,000	47
Lear Corp., 8.50%, 12/1/13	90,000	86
Lear Corp., 8.75%, 12/1/16	64,000	61
TRW Automotive, Inc., 7.25%, 3/15/17 144A	145,000	138
Visteon Corp., 8.25%, 8/1/10	35,000	35

Total		1,186

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.8%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	109
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	50,000	44
Arch Western Finance LLC, 6.75%, 7/1/13	110,000	106
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	41
Bowater Canada Finance, 7.95%, 11/15/11	50,000	47
Cascades, Inc., 7.25%, 2/15/13	35,000	34
Catalyst Paper Corp., 8.625%, 6/15/11	30,000	29
Crown Americas, Inc., 7.625%, 11/15/13	71,000	72
Crown Americas, Inc., 7.75%, 11/15/15	50,000	50
Equistar Chemicals LP, 10.625%, 5/1/11	65,000	68
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	184
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	121
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	205,000	219
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	137,000	132
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	112,000	108
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	68
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	150
Huntsman LLC, 11.50%, 7/15/12	50,000	56
Invista, 9.25%, 5/1/12 144A	55,000	58
Lyondell Chemical Co., 6.875%, 6/15/17	115,000	111
Lyondell Chemical Co., 8.00%, 9/15/14	115,000	118
Massey Energy Co., 6.875%, 12/15/13	80,000	73
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	35,000	35
Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	40,000	40
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	25,000	25

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	65,000	66
Norampac, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 7.25%, 2/15/15	47,000	48
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	64
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	118
Peabody Energy Corp., 7.375%, 11/1/16	70,000	71
Smurfit-Stone Container, 8.375%, 7/1/12	70,000	70
Stone Container, 8.00%, 3/15/17	55,000	53
VeraSun Energy Corp., 9.375%, 6/1/17 144A	45,000	42

Total		2,673

Builders/Building Materials (0.1%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	34
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	14
Beazer Homes USA, Inc., 8.375%, 4/15/12	15,000	14
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	91
Standard Pacific Corp., 6.25%, 4/1/14	45,000	40
Standard Pacific Corp., 7.75%, 3/15/13	61,000	56

Total		249

Capital Goods (0.1%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	42
Belden CDT, Inc., 7.00%, 3/15/17 144A	30,000	30
Clarke American Corp., 9.50%, 5/15/15 144A	16,000	15
Clarke American Corp., 10.106%, 5/15/15 144A	20,000	19
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	47
Rental Service Corp., 9.50%, 12/1/14 144A	63,000	64
Terex Corp., 7.375%, 1/15/14	45,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	163

Total		425

Below Investment Grade Segment (7.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (0.5%)
Albertson’s Inc., 7.25%, 5/1/13	105,000	107
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	45,000	41
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	30,000	29
Claire’s Stores, Inc., 9.625%, 6/1/15 144A	35,000	32
Delhaize America, Inc., 9.00%, 4/15/31	70,000	85
Dollar General Corp., 10.625%, 7/15/15 144A	90,000	87
Education Management LLC, 10.25%, 6/1/16	85,000	89
GSC Holdings Corp., 8.00%, 10/1/12	80,000	84
Jostens IH Corp., 7.625%, 10/1/12	52,000	52
Levi Strauss & Co., 8.875%, 4/1/16	90,000	92
Michaels Stores, Inc., 10.00%, 11/1/14 144A	60,000	62
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	121
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	52
Rent-A-Center, 7.50%, 5/1/10	41,000	42
Rite Aid Corp., 7.50%, 3/1/17	86,000	83
Rite Aid Corp., 8.125%, 5/1/10	100,000	101
Rite Aid Corp., 8.625%, 3/1/15	31,000	29
Rite Aid Corp., 9.375%, 12/15/15 144A	45,000	43
Rite Aid Corp., 9.50%, 6/15/17 144A	40,000	38
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	60
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	82
Warnaco, Inc., 8.875%, 6/15/13	50,000	53

Total		1,464

Energy (0.8%)
AmeriGas Partners LP, 7.25%, 5/20/15	80,000	79
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	91
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	90,000	89
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	55
Chesapeake Energy Corp., 6.625%, 1/15/06	99,000	95
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	46
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	51

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Cimarex Energy Co., 7.125%, 5/1/17	20,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	56
Complete Production Services, Inc., 8.00%, 12/15/16 144A	60,000	61
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	60
Forest Oil Corp., 7.25%, 6/15/19 144A	55,000	53
Hanover Compressor Co., 7.50%, 4/15/13	36,000	36
Hanover Compressor Co., 9.00%, 6/1/14	50,000	53
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	46
Mariner Energy, Inc., 8.00%, 5/15/17	59,000	59
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	65,000	63
OPTI Canada, Inc., 8.25%, 12/15/14 144A	75,000	76
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	120
Petroplus Finance, Ltd., 7.00%, 5/1/17	42,000	40
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	49
Pioneer Natural Resources Co., 6.65%, 3/15/17	86,000	81
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	52
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	74
Pogo Producing Co., 7.875%, 5/1/13	51,000	52
Range Resources Corp., 6.375%, 3/15/15	72,000	68
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Seitel, Inc., 9.75%, 2/15/14 144A	25,000	25
Sesi LLC, 6.875%, 6/1/14	85,000	83
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	101,000	103
Tesoro Corp., 6.625%, 11/1/15	80,000	79
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	84

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	103
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	40,000	40

Total		2,204

Financials (0.3%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17 144A	64,000	63
*ETrade Financial Corp., 7.875%, 12/1/15	90,000	94
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	75,000	72
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	90,000	89
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	215,000	219
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	26
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	40
Residential Capital LLC, 6.875%, 6/30/15	75,000	73
Residential Capital LLC, 7.187%, 4/17/09 144A	95,000	94
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	61

Total		831

Foods (0.2%)
Constellation Brands Inc., 7.25%, 5/15/17 144A	75,000	73
Dean Foods Co., 7.00%, 6/1/16	75,000	72
Dole Foods Co., 8.625%, 5/1/09	155,000	154
Outback Steakhouse, Inc., 10.00%, 6/15/15 144A	20,000	19
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	69
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	33
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	55,000	53
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	110,000	106
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	84

Total		663

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	60
American Casino & Entertainment, 7.85%, 2/1/12	60,000	62
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	103
Corrections Corp. of America, 6.25%, 3/15/13	111,000	107
Felcor Lodging LP, 8.50%, 6/1/11	83,000	87
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	65,000	64
Hertz Corp., 8.875%, 1/1/14	95,000	99
Host Marriot LP, 7.125%, 11/1/13	210,000	209
Mandalay Resort Group, 9.375%, 2/15/10	50,000	53
MGM Mirage Inc., 7.5%, 6/1/16	145,000	138
MGM Mirage, Inc., 6.75%, 9/1/12	105,000	100
Park Place Entertainment Corp., 8.125%, 5/15/11	135,000	141
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	50,000	48
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	28,000	31
Seminole Hard Rock Entertainment, 7.86%, 3/15/14 144A	45,000	45
Station Casinos, Inc., 6.625%, 3/15/18	45,000	39
Station Casinos, Inc., 6.875%, 3/1/16	45,000	40
Universal City Development Corp., 11.75%, 4/1/10	44,000	47
Universal City Florida, 8.375%, 5/1/10	33,000	34
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	50,000	48
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	148

Total		1,703

Health Care/Pharmaceuticals (0.5%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	180,000	182
FMC Finance III SA, 6.875%, 7/15/17 144A	105,000	103
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA, Inc., 6.75%, 7/15/13	75,000	68

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
HCA, Inc., 9.125%, 11/15/14 144A	58,000	61
HCA, Inc., 9.25%, 11/15/16 144A	233,000	248
HCA, Inc., 9.625%, 11/15/16 144A	87,000	94
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	50
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	20,000	20
Omnicare, Inc., 6.75%, 12/15/13	60,000	57
PTS Acquisition Corp., 9.50%, 4/15/15 144A	79,000	78
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/16	60,000	57
Service Corp. International, 7.375%, 10/1/14	15,000	15
Service Corp. International, 6.75%, 4/1/15 144A	70,000	67
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	77
Tenet Healthcare Corp., 9.875%, 7/1/14	50,000	50
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	24
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	50,000	55

Total		1,447

Media (0.7%)
CCH I Holdings LLC, 11.75%, 5/15/14	90,000	88
Charter Communications Holding LLC, 10.25%, 9/15/10	125,000	130
Charter Communications Holdings LLC, 11.00%, 10/1/15	125,000	131
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	149
CSC Holdings, Inc., 7.875%, 2/15/18	127,000	123
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	61
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	30,000	28
Echostar DBS Corp., 7.00%, 10/1/13	85,000	84
EchoStar DBS Corp., 7.125%, 2/1/16	30,000	29

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Idearc, Inc., 8.00%, 11/15/16	286,000	289
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	60,000	61
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	51,000	57
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	65,000	69
Kabel Deutschland GMBH, 10.625%, 7/1/14	60,000	66
Lamar Media Corp., 6.625%, 8/15/15	75,000	71
LIN Television Corp., 6.50%, 5/15/13	90,000	88
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	55
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	30,000	30
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	30,000	30
Quebecor World, Inc., 9.75%, 1/15/15 144A	65,000	66
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	265
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	36
Sinclair Broadcast Group, 8.00%, 3/15/12	40,000	41
Univision Communications, 9.75%, 3/15/15 144A	150,000	148
Videotron Ltee, 6.375%, 12/15/15	25,000	24

Total		2,250

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	20,000	19
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	90,000	87
The Rouse Co., 7.20%, 9/15/12	85,000	87

Total		193

Services (0.2%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	68
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	69
ARAMARK Corp., 8.50%, 2/1/15 144A	45,000	46
ARAMARK Corp., 8.86%, 2/1/15 144A	30,000	30
Realogy Corp., 10.50%, 4/15/14 144A	145,000	138

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Services continued
Realogy Corp., 12.375%, 4/15/15 144A	75,000	68
Travelport LLC, 11.875%, 9/1/16	65,000	72
WCA Waste Corp., 9.25%, 6/15/14	65,000	68

Total		559

Structured Product (0.7%)
Dow Jones Credit Derivative High Yield, 7.125%, 12/29/11 144A	1,000,000	985
Dow Jones Credit Derivative High Yield, 8.00%, 12/29/11 144A	1,000,000	983
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	160,000	162

Total		2,130

Technology (0.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	71
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	80,000	76
Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	99,000	93
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	25,000	24
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	35,000	39
NXP BV, 7.875%, 10/15/14	105,000	103
NXP BV, 9.50%, 10/15/15	50,000	49
Sabre Holdings Corp., 6.35%, 3/15/16	75,000	68
Sanmina Corp., 8.125%, 3/1/16	35,000	33
Stats Chippac, Inc., 6.75%, 11/15/11	43,000	43
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	97

Total		696

Telecommunications (0.3%)
Citizens Communications, 9.00%, 8/15/31	165,000	170
Citizens Communications, 9.25%, 5/15/11	145,000	157
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	66
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Qwest Corp., 7.50%, 10/1/14	16,000	16
Qwest Corp., 6.50%, 6/1/17 144A	85,000	81
Qwest Corp., 7.875%, 9/1/11	67,000	70
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	79
Windstream Corp., 7.00%, 3/15/19	55,000	53
Windstream Corp., 8.125%, 8/1/13	85,000	89
Windstream Corp., 8.625%, 8/1/16	95,000	100

Total		906

Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	55
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	72
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	35,000	35
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	95,000	94
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	41
Stena AB, 7.50%, 11/1/13	190,000	192

Total		489

Utilities (0.5%)
The AES Corp., 9.375%, 9/15/10	55,000	59
Aquila, Inc., 9.95%, 2/1/11	6,000	6
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	45,000	42
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	65,000	60
Dynegy Holdings, Inc., 8.375%, 5/1/16	65,000	64
Edison Mission Energy, 7.00%, 5/15/17 144A	125,000	118
Edison Mission Energy, 7.20%, 5/15/19 144A	149,000	140
Elwood Energy LLC, 8.159%, 7/5/26	98,331	103
Indiantown Cogeneration LP, 9.77%, 12/15/20	165,000	186
NRG Energy, Inc., 7.25%, 2/1/14	65,000	65
NRG Energy, Inc., 7.375%, 2/1/16	30,000	30
NRG Energy, Inc., 7.375%, 1/15/17	216,000	218

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NSG Holdings LLC, 7.75%, 12/15/25 144A	81,000	82
PSEG Energy Holdings LLC, 8.50%, 6/15/11	22,000	23
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	29
TXU Corp., 5.55%, 11/15/14	200,000	170

Total		1,395

Total Below Investment Grade Segment (Cost: $21,785)		21,610

Bank Loan Obligation (0.2%)	Principal Amount (000’s)
Freeport-McMoRan Copper & Gold, Inc. 7.11%, due 3/19/14	517,600	518

Total		518

Total Bank Loan Obligation (Cost: $518)		518

Money Market Investments (9.2%)	Shares/ $ Par

Federal Government and Agencies (8.9%)
Fannie Mae, 5.13%, 9/19/07	1,000,000	989
(b) Federal Home Loan Bank, 5.16%, 7/13/07	3,000,000	2,994
Federal Home Loan Bank, 5.15%, 7/18/07	22,000,000	21,943

Total		25,926

National Commercial Banks (0.3%)
UBS Finance LLC, 5.35%, 7/2/07	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $26,926)		26,926

Total Investments (100.7%) (Cost $262,583)(a)(l)		295,888

Other Assets, Less Liabilities (-0.7%)		(2,164)

Net Assets (100.0%)		293,724

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 the value of these securities (in thousands) was $9,844, representing 3.35% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $262,583 and the net unrealized appreciation of investments based on that cost was $33,305 which is comprised of $37,209 aggregate gross unrealized appreciation and $3,904 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2007, $1,268)	12	9/07	$—
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2007, $16,776)	44	9/07	$(106)

(c)	PIK — Denotes a security that has the option to pay-in-kind.

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(l)	As of June 30, 2007, portfolio securities with an aggregate market value of $51,367 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

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Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Janus Capital Appreciation Portfolio	Large Cap Core Stock Portfolio	Index 500 Stock Portfolio
Assets
Investments, at value (1)	$755,040	$166,456	$557,591	$2,174,197
Cash & Cash Equivalents	882	44	—	—
Due from Sale of Securities	1,748	6,414	5,310	—
Dividends and Interest Receivables	513	45	589	2,690

Total Assets	758,183	172,959	563,490	2,176,887

Liabilities
Due on Purchase of Securities	3,772	—	4,936	276
Due to Investment Advisor	254	106	191	349
Accrued Expenses	11	11	10	15
Outstanding Swap Contracts, at Fair Value	—	—	—	—
Futures Variation Margin	21	—	7	41

Total Liabilities	4,058	117	5,144	681

Net Assets	$754,125	$172,842	$558,346	$2,176,206

Represented By:
Aggregate Paid in Capital (3), (4)	$574,629	$133,938	$531,175	$1,276,582
Undistributed Net Investment Income (Loss)	10,318	357	10,431	53,521
Undistributed Accumulated Net Realized Gain (Loss) on Investments	15,799	4,849	(111,404)	91,090
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	153,491	33,698	128,183	755,187
Futures Contracts	(112)	—	(39)	(174)
Swap Contracts	—	—	—	—

Net Assets for Shares Outstanding (3)	$754,125	$172,842	$558,346	$2,176,206

Net Asset Value, Offering and Redemption Price per Share	$2.45	$1.78	$1.44	$3.49

(1) Investments, at cost	$601,549	$132,758	$429,408	$1,419,010
(2) Securities on loan	—	—	—	—
(3) Shares outstanding	307,212	97,298	387,241	624,152
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities (Prepared from Unaudited Figures)

Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Mid Cap Growth Stock Portfolio#	Index 400 Stock Portfolio	AllianceBernstein Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio

$484,256	$239,924	$1,236,360	$589,973	$158,363	$561,756	$370,349
113	416	—	13,011	313	673	36
16,376	457	24,535	1,507	1,609	11,709	953
1,105	434	281	374	148	86	390

501,850	241,231	1,261,176	604,865	160,433	574,224	371,728

20,880	1,520	18,807	15,244	1,608	19,147	1,970
210	123	513	118	111	237	251
10	12	12	13	10	10	11
—	—	—	—	—	—	—
—	—	34	75	—	66	—

21,100	1,655	19,366	15,450	1,729	19,460	2,232

$480,750	$239,576	$1,241,810	$589,415	$158,704	$554,764	$369,496

$365,656	$187,706	$865,547	$385,703	$120,714	$397,270	$246,272
11,223	2,054	11,979	11,795	494	930	3,069
37,067	10,849	181,925	52,534	10,246	87,495	28,392

66,804	38,967	182,454	139,585	27,250	69,066	91,763
—	—	(95)	(202)	—	3	—
—	—	—	—	—	—	—

$480,750	$239,576	$1,241,810	$589,415	$158,704	$554,764	$369,496

$1.40	$1.65	$3.77	$1.77	$1.73	$2.61	$1.98

$417,452	$200,957	$1,053,906	$450,388	$131,114	$492,690	$278,586
—	—	—	—	—	—	—
344,073	145,127	329,188	332,315	91,740	212,233	186,509
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (Unaudited)

(in thousands)

	International Growth Portfolio	Franklin Templeton International Equity Portfolio	Money Market Portfolio	Select Bond Portfolio	High Yield Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio
Assets
Investments, at value (1)	$327,982	$1,820,800	$419,233	$1,122,204	$290,745	$3,072,109	$295,888
Cash & Cash Equivalents	1,215	4,392	30	70	80	16	449
Collateral for Outstanding Swap Contracts	—	—	—	—	—	2,290	—
Due from Sale of Fund Shares	—	450	—	—	—	—	—
Due from Sale of Securities	4,883	9,900	—	38,052	6,333	84,205	5,518
Due from Sale of Foreign Currency	12,221	—	—	—	—	13	2
Futures Variation Margin	—	—	—	51	—	117	—
Outstanding Options Written, at Fair Value	—	—	—	—	—	—	—
Outstanding Swap Contracts, at Fair Value	—	—	—	—	—	15,582	—
Dividends and Interest Receivables	578	3,849	381	8,257	4,977	14,416	1,157

Total Assets	346,879	1,839,391	419,644	1,168,634	302,135	3,188,748	303,014

Liabilities
Due on Purchase of Securities	9,236	13,228	—	109,049	7,310	156,439	9,138
Payable for Collateral on Securities on Loan (2)	—	—	—	49,500	—	53,028	—
Due on Purchase of Foreign Currency	13,164	—	—	7	—	15	1
Due on Redemption of Fund Shares	—	597	—	—	—	—	—
Due to Investment Advisor	170	847	99	238	107	707	96
Accrued Expenses	113	57	—	25	18	—	38
Outstanding Options Written, at Fair Value	—	—	—	—	—	—	—
Outstanding Swap Contracts, at Fair Value	—	—	—	—	—	21,338	—
Futures Variation Margin	—	—	—	—	—	53	17

Total Liabilities	22,683	14,729	99	158,819	7,435	231,580	9,290

Net Assets	$324,196	$1,824,662	$419,545	$1,009,815	$294,700	$2,957,168	$293,724

Represented By:
Aggregate Paid in Capital (3), (4)	$213,891	$983,478	$419,545	$988,199	$334,434	$1,904,758	$226,012
Undistributed Net Investment Income (Loss)	4,891	61,713	—	65,497	28,297	136,705	10,481
Undistributed Accumulated Net Realized Gain (Loss) on Investments	37,199	67,970	—	(24,778)	(66,464)	699,516	24,033
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	68,226	711,492	—	(19,100)	(1,567)	222,047	33,305
Futures Contracts	—	—	—	(1)	—	(103)	(107)
Options Written	—	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	(5,756)	—
Foreign Currency Transactions	(11)	9	—	(2)	—	1	—

Net Assets for Shares Outstanding (3)	$324,196	$1,824,662	$419,545	$1,009,815	$294,700	$2,957,168	$293,724

Net Asset Value, Offering and Redemption Price per Share	$1.94	$2.67	$1.00	$1.21	$0.75	$2.05	$1.29

(1) Investments, at cost	$259,756	$1,109,308	$419,233	$1,141,304	$292,312	$2,850,062	$262,583
(2) Securities on loan	—	—	—	48,341	—	51,829	—
(3) Shares outstanding	166,912	683,150	419,558	834,741	392,792	1,443,342	227,100
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities (Prepared from Unaudited Figures)

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Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2007 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Janus Capital Appreciation Portfolio	Large Cap Core Stock Portfolio	Index 500 Stock Portfolio
Investment Income
Income
Interest	$953	$314	$922	$1,005
Dividends (1)	4,271	636	4,331	20,124

Total Income	5,224	950	5,253	21,129

Expenses
Management Fees	1,544	586	1,152	2,100
Custodian Fees	7	5	6	12
Audit Fees	8	8	8	8
Other Expenses	1	1	2	2

Total Expenses	1,560	600	1,168	2,122

Less Waived Fees:
Paid by Affiliate	—	—	—	—
Paid Indirectly	(1)	(1)	(1)	(2)

Total Net Expenses	1,559	599	1,167	2,120

Net Investment Income (Loss)	3,665	351	4,086	19,009
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	24,533	4,667	15,765	18,500
Futures Contracts	832	—	816	1,865
Swap Contracts	—	—	—	—

Net Realized Gain (Loss) on Investments	25,365	4,667	16,581	20,365

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	20,047	9,140	15,855	103,954
Futures Contracts	(137)	—	(18)	(217)
Swap Contracts	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	19,910	9,140	15,837	103,737

Net Gain (Loss) on Investments	45,275	13,807	32,418	124,102

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,940	$14,158	$36,504	$143,111

(1) Less Foreign dividend tax	$141	$18	$66	$—
(2) For the Period from April 30, 2007 (Commencement of Operations) through June 30, 2007.

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations (Prepared from Unaudited Figures)

Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Mid Cap Growth Stock Portfolio#	Index 400 Stock Portfolio	AllianceBernstein Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio

$576	$333	$2,177	$1,184	$195	$1,250	$344
5,302	2,441	3,508	4,276	944	703	2,660

5,878	2,774	5,685	5,460	1,139	1,953	3,004

1,215	730	3,129	701	633	1,427	1,464
5	8	7	10	4	10	13
8	8	9	8	8	8	8
1	2	1	2	2	2	2

1,229	748	3,146	721	647	1,447	1,487

—	—	—	—	—	—	—
(1)	(2)	(2)	(3)	(2)	(1)	(5)

1,228	746	3,144	718	645	1,446	1,482

4,650	2,028	2,541	4,742	494	507	1,522

17,382	9,117	74,715	19,954	8,141	39,140	9,866
—	—	2,337	2,818	—	(39)	—
—	—	—	—	—	—	—

17,382	9,117	77,052	22,772	8,141	39,101	9,866

8,740	6,968	58,580	34,552	10,102	9,828	14,303
—	—	445	720	—	272	—
—	—	—	—	—	—	—

8,740	6,968	59,025	35,272	10,102	10,100	14,303

26,122	16,085	136,077	58,044	18,243	49,201	24,169

$30,772	$18,113	$138,618	$62,786	$18,737	$49,708	$25,691

$96	$30	$20	$2	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2007 (Unaudited)

(in thousands)

	International Growth Portfolio	Franklin Templeton International Equity Portfolio	Money Market Portfolio	Select Bond Portfolio	High Yield Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio
Investment Income
Income
Interest	$237	$2,266	$10,444	$26,291	$11,021	$38,057	$3,496
Dividends (1)	3,663	31,604	—	—	—	13,784	1,256

Total Income	3,900	33,870	10,444	26,291	11,021	51,841	4,752

Expenses
Management Fees	987	5,445	586	1,438	649	4,379	741
Custodian Fees	179	350	—	—	8	—	51
Audit Fees	9	9	—	—	10	—	9
Other Expenses	3	3	—	—	2	—	4

Total Expenses	1,178	5,807	586	1,438	669	4,379	805

Less Waived Fees:
Paid by Affiliate	—	(546)	—	—	—	—	(25)
Paid Indirectly	—	—	—	—	(2)	—	(2)

Total Net Expenses	1,178	5,261	586	1,438	667	4,379	778

Net Investment Income (Loss)	2,722	28,609	9,858	24,853	10,354	47,462	3,974
Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	13,137	48,126	—	(3,347)	2,254	653,139	9,587
Futures Contracts	—	—	—	149	—	540	803
Swap Contracts	—	—	—	—	—	(1,691)	—
Foreign Currency Transactions	(25)	82	—	(144)	—	(200)	(19)

Net Realized Gain (Loss) on Investments and Foreign Currencies	13,112	48,208	—	(3,342)	2,254	651,788	10,371

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	12,886	152,282	—	(14,323)	(6,509)	(581,751)	2,428
Futures Contracts	—	—	—	(90)	—	(221)	(140)
Options Written	—	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	(5,756)	—
Foreign Currency Transactions	(25)	(22)	—	(2)	—	1	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	12,861	152,260	—	(14,415)	(6,509)	(587,727)	2,288

Net Gain (Loss) on Investments	25,973	200,468	—	(17,757)	(4,255)	64,061	12,659

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,695	$229,077	$9,858	$7,096	$6,099	$111,523	$16,633

(1) Less Foreign dividend tax	$156	$1,353	$—	$—	$—	$261	$124

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations (Prepared from Unaudited Figures)

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Janus Capital Appreciation Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,665	$6,654	$351	$517
Net Realized Gain (Loss) on Investments and Foreign Currencies	25,365	46,480	4,667	6,849
Net Change in Unrealized Appreciation (Depreciation) of Investments	19,910	11,813	9,140	(1,469)

Net Increase (Decrease) in Net Assets Resulting from Operations	48,940	64,947	14,158	5,897

Distributions to Shareholders from:
Net Investment Income	—	(5,333)	—	(513)
Net Realized Gain on Investments	—	—	—	(6,622)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(5,333)	—	(7,135)

Capital Transactions:
Shares Sold	23,093	49,574	32,751	57,936
Reinvestment of Distributions Paid	—	5,333	—	7,135
Shares Redeemed	(52,963)	(81,992)	(12,648)	(57,931)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(29,870)	(27,085)	20,103	7,140

Total Increase (Decrease) in Net Assets	19,070	32,529	34,261	5,902
Net Assets
Beginning of Period	735,055	702,526	138,581	132,679

End of Period	$754,125	$735,055	$172,842	$138,581

Accumulated Undistributed Net Investment Income	$10,318	$6,654	$357	$6

Fund Share Transactions:
Shares Sold	73,071	23,055	19,157	35,916
Reinvestment of Distributions Paid	—	2,470	—	4,399
Shares Redeemed	(85,613)	(38,065)	(7,488)	(36,279)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(12,542)	(12,540)	11,669	4,036

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Core Stock Portfolio		Index 500 Stock Portfolio		Capital Guardian Domestic Equity Portfolio		T. Rowe Price Equity Income Portfolio
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006

$4,086	$6,350	$19,009	$34,674	$4,650	$6,667	$2,028	$2,986
16,581	35,150	20,365	75,474	17,382	20,054	9,117	5,755
15,837	14,646	103,737	176,338	8,740	26,100	6,968	20,259

36,504	56,146	143,111	286,486	30,772	52,821	18,113	29,000

—	(5,437)	—	(31,068)	—	—	—	(2,858)
—	—	—	(69,810)	—	(3,594)	—	(4,487)

—	(5,437)	—	(100,878)	—	(3,594)	—	(7,345)

20,335	42,366	73,923	121,647	64,500	116,555	46,945	55,854
—	5,437	—	100,878	—	3,594	—	7,345
(33,946)	(57,079)	(122,227)	(230,375)	(24,359)	(33,474)	(25,989)	(17,270)

(13,611)	(9,276)	(48,304)	(7,850)	40,141	86,675	20,956	45,929

22,893	41,433	94,807	177,758	70,913	135,902	39,069	67,584

535,453	494,020	2,081,399	1,903,641	409,837	273,934	200,507	132,923

$558,346	$535,453	$2,176,206	$2,081,399	$480,750	$409,836	$239,576	$200,507

$10,431	$6,345	$53,521	$34,511	$11,223	$6,574	$2,054	$26

14,529	33,623	22,003	40,000	48,106	96,847	29,795	38,621
—	4,298	—	33,840	—	3,000	—	4,805
(24,384)	(45,202)	(36,329)	(75,990)	(17,896)	(27,853)	(15,947)	(12,051)

(9,855)	(7,281)	(14,326)	(2,150)	30,210	71,994	13,848	31,375

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Mid Cap Growth Stock Portfolio#		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,541	$9,438	$4,742	$7,356
Net Realized Gain (Loss) on Investments and Foreign Currencies	77,052	106,624	22,772	32,092
Net Change in Unrealized Appreciation (Depreciation) of Investments	59,025	(62,717)	35,272	9,525

Net Increase (Decrease) in Net Assets Resulting from Operations	138,618	53,345)	62,786	48,973

Distributions to Shareholders from:
Net Investment Income	—	(1,541)	—	(5,572)
Net Realized Gain on Investments	—	(28,368)	—	(31,856)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(29,909)	—	(37,428)

Capital Transactions:
Shares Sold	26,723	53,116	32,101	54,105
Reinvestment of Distributions Paid	—	29,909	—	37,428
Shares Redeemed	(107,015)	(175,679)	(39,212)	(59,964)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(80,292)	(92,654)	(7,111)	31,569

Total Increase (Decrease) in Net Assets	58,326	(69,218)	55,675	43,114
Net Assets
Beginning of Period	1,183,484	1,252,702	533,740	490,626

End of Period	$1,241,810	$1,183,484	$589,415	$533,740

Accumulated Undistributed Net Investment Income	$11,979	$9,438	$11,795	$7,053

Fund Share Transactions:
Shares Sold	7,427	15,795	18,929	34,605
Reinvestment of Distributions Paid	—	8,413	—	23,629
Shares Redeemed	(29,817)	(52,429)	(23,141)	(38,898)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(22,390)	(28,221)	(4,212)	19,336

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

AllianceBernstein Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		T. Rowe Price Small Cap Value Portfolio		International Growth Portfolio
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006

$494	$1,424	$507	$423	$1,522	$1,887	$2,722	$2,541
8,141	9,122	39,101	48,800	9,866	18,386	13,112	24,088
10,102	4,790	10,100	(16,219)	14,303	22,237	12,861	17,154

18,737	15,336	49,708	33,004	25,691	42,510	28,695	43,783

—	(1,410)	—	—	—	(672)	—	(451)
—	(8,997)	—	(66,952)	—	(10,289)	—	(3,118)

—	(10,407)	—	(66,952)	—	(10,961)	—	(3,569)

37,191	26,498	20,902	59,700	37,750	63,688	42,761	88,769
—	10,407	—	66,952	—	10,961	—	3,569
(28,240)	(8,375)	(44,458)	(67,100)	(18,918)	(26,266)	(20,142)	(27,220)

8,951	28,530	(23,556)	59,552	18,832	48,383	22,619	65,118

27,688	33,459	26,152	25,604	44,523	79,932	51,314	105,332

131,016	97,557	528,612	503,008	324,973	245,041	272,882	167,550

$158,704	$131,016	$554,764	$528,612	$369,496	$324,973	$324,196	$272,882

$494	$—	$930	$423	$3,069	$1,546	$4,891	$2,170

22,606	17,295	8,506	24,255	19,628	36,280	23,413	56,242
—	6,734	—	26,696	—	6,046	—	2,115
(16,673)	(5,509)	(18,082)	(27,963)	(9,905)	(15,130)	(11,030)	(17,336)

5,933	18,520	(9,576)	22,988	9,723	27,196	12,383	41,021

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Franklin Templeton International Equity Portfolio		Money Market Portfolio
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Change in Net Assets
Operations
Net Investment Income (Loss)	$28,609	$33,360	$9,858	$17,568
Net Realized Gain (Loss) on Investments and Foreign Currencies	48,208	72,743	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	152,260	252,828	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	229,077	358,931	9,858	17,568

Distributions to Shareholders from:
Net Investment Income	—	(22,771)	(9,858)	(17,568)
Net Realized Gain on Investments	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(22,771)	(9,858)	(17,568)

Capital Transactions:
Shares Sold	120,288	170,977	114,517	202,463
Reinvestment of Distributions Paid	—	22,771	9,858	17,568
Shares Redeemed	(80,933)	(112,938)	(95,419)	(169,300)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	39,355	80,810	28,956	50,731

Total Increase (Decrease) in Net Assets	268,432	416,970	28,956	50,731
Net Assets
Beginning of Period	1,556,230	1,139,260	390,589	339,858

End of Period	$1,824,662	$1,556,230	$419,545	$390,589

Accumulated Undistributed Net Investment Income	$61,713	$33,103	$—	$—

Fund Share Transactions:
Shares Sold	48,449	83,552	114,517	202,462
Reinvestment of Distributions Paid	—	10,906	9,858	17,568
Shares Redeemed	(32,678)	(55,742)	(95,419)	(169,300)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	15,771	38,716	28,956	50,730

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Select Bond Portfolio		High Yield Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006

$24,853	$40,889	$10,354	$17,959	$47,462	$89,658	$3,974	$6,635
(3,342)	(12,062)	2,254	(2,091)	651,788	50,365	10,371	13,952
(14,415)	3,753	(6,509)	8,393	(587,727)	147,315	2,288	4,510

7,096	32,580	6,099	24,261	111,523	287,338	16,633	25,097

—	(31,072)	—	(16,968)	—	(82,263)	—	(4,818)
—	—	—	—	—	(31,791)	—	(6,398)

—	(31,072)	—	(16,968)	—	(114,054)	—	(11,216)

120,608	190,670	31,045	38,921	79,794	152,535	16,903	51,019
—	31,072	—	16,968	—	114,054	—	11,216
(42,346)	(85,337)	(19,083)	(31,097)	(183,781)	(395,982)	(21,675)	(39,060)

78,262	136,405	11,962	24,792	(103,987)	(129,393)	(4,772)	23,175

85,358	137,913	18,061	32,085	7,536	43,891	11,861	37,056

924,457	786,544	276,639	244,554	2,949,632	2,905,741	281,863	244,807

$1,009,815	$924,457	$294,700	$276,639	$2,957,168	$2,949,632	$293,724	$281,863

$65,497	$40,645	$28,297	$17,943	$136,705	$89,243	$10,481	$6,508

99,299	161,348	41,250	54,593	39,613	81,031	13,430	43,790
—	27,256	—	24,734	—	62,087	—	9,611
(34,881)	(72,260)	(25,312)	(43,676)	(91,213)	(210,799)	(17,223)	(33,518)

64,418	116,344	15,938	35,651	(51,600)	(67,681)	(3,793)	19,883

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions From Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Stock Portfolio
(j)2007	$2.30	$0.01		$0.14	$0.15	$—	$—	$—	$2.45	6.79%	$754,125	—		0.42	%(c)	1.00	%(c)	20.56%
2006	2.11	0.02		0.19	0.21	(0.02)	—	(0.02)	2.30	9.57	735,055	—		0.43		0.94		36.05
2005	1.98	0.02		0.13	0.15	(0.02)	—	(0.02)	2.11	7.71	702,526	—		0.43		0.78		31.74
2004	1.87	0.01		0.11	0.12	(0.01)	—	(0.01)	1.98	6.67	686,849	—		0.43		1.07		34.53
2003	1.59	0.01		0.28	0.29	(0.01)	—	(0.01)	1.87	18.94	665,871	—		0.43		0.77		40.89
2002	2.03	0.01		(0.43)	(0.42)	(0.02)	—	(0.02)	1.59	(20.83)	551,421	—		0.43		0.76		28.06
Janus Capital Appreciation Portfolio
(j)2007	$1.62	$—	(e)	$0.16	$0.16	$—	$—	$—	$1.78	9.77%	$172,842	0.80	%(c)	0.80	%(c)	0.47	%(c)	43.87%
2006	1.63	0.01		0.07	0.08	(0.01)	(0.08)	(0.09)	1.62	4.88	138,581	0.81		0.81		0.38		61.84
2005	1.43	—		0.25	0.25	—	(0.05)	(0.05)	1.63	17.00	132,679	0.82		0.82		0.18		45.20
2004	1.20	0.00	(c)	0.23	0.23	—	—	—	1.43	19.67	56,690	0.84		0.84		(0.03)		25.42
(b)2003	1.00	—		0.20	0.20	0.00 (c)	0.00 (c)	0.00 (c)	1.20	19.90	36,730	0.90	(c)	0.89	(c)	0.07	(c)	33.68
Large Cap Core Stock Portfolio
(j)2007	$1.35	$0.01		$0.08	$0.09	$—	$—	$—	$1.44	6.97%	$558,346	—		0.43	%(c)	1.52	%(c)	21.67%
2006	1.22	0.02		0.12	0.14	(0.01)	—	(0.01)	1.35	11.49	535,453	—		0.44		1.25		39.39
2005	1.14	0.01		0.09	0.10	(0.02)	—	(0.02)	1.22	8.46	494,020	—		0.44		1.15		32.23
2004	1.07	0.02		0.06	0.08	(0.01)	—	(0.01)	1.14	8.16	469,935	—		0.44		1.41		33.64
2003	0.87	0.01		0.20	0.21	(0.01)	—	(0.01)	1.07	24.05	447,554	—		0.46		1.07		58.90
2002	1.22	0.01		(0.35)	(0.34)	(0.01)	—	(0.01)	0.87	(28.20)	365,944	—		0.58		0.85		29.20
Index 500 Stock Portfolio
2007	$3.26	$0.03		$0.20	$0.23	$—	$—	$—	$3.49	6.96%	$2,176,206	—		0.20	%(c)	1.81	%(c)	1.50%
2006	2.97	0.06		0.39	0.45	(0.05)	(0.11)	(0.16)	3.26	15.62	2,081,399	—		0.20		1.78		4.47
2005	2.94	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	2.97	4.72	1,903,641	—		0.20		1.68		5.36
2004	2.72	0.05		0.24	0.29	(0.04)	(0.03)	(0.07)	2.94	10.70	1,904,122	—		0.20		1.83		3.45
2003	2.17	0.04		0.56	0.60	(0.04)	(0.01)	(0.05)	2.72	28.43	1,756,120	—		0.20		1.59		2.44
2002	2.87	0.03		(0.64)	(0.61)	(0.03)	(0.06)	(0.09)	2.17	(22.07)	1,362,881	—		0.21		1.40		6.55
Capital Guardian Domestic Equity Portfolio
(j)2007	$1.31	$0.01		$0.08	$0.09	$—	$—	$—	$1.40	6.97%	$480,750	—		0.56	%(c)	2.10	%(c)	20.56%
2006	1.13	0.02		0.17	0.19	—	(0.01)	(0.01)	1.31	16.56	409,836	—		0.58		1.99		31.59
2005	1.14	0.02		0.07	0.09	(0.02)	(0.08)	(0.10)	1.13	8.04	273,934	—		0.60		1.77		35.19
2004	1.00	0.02		0.15	0.17	(0.01)	(0.02)	(0.03)	1.14	16.85	211,977	—		0.62		1.63		32.97
2003	0.76	0.01		0.24	0.25	(0.01)	—	(0.01)	1.00	34.41	136,099	—		0.67		1.84		29.20
2002	0.97	0.01		(0.21)	(0.20)	(0.01)	—	(0.01)	0.76	(21.24)	74,274	—		0.70		1.54		22.42
T. Rowe Price Equity Income Portfolio
(j)2007	$1.53	$0.01		$0.11	$0.12	$—	$—	$—	$1.65	8.12%	$239,576	0.67	%(c)	0.67	%(c)	1.80	%(c)	14.59%
2006	1.33	0.02		0.24	0.26	(0.02)	(0.04)	(0.06)	1.53	19.15	200,507	0.67		0.67		1.88		15.50
2005	1.35	0.02		0.04	0.06	(0.02)	(0.06)	(0.08)	1.33	4.19	132,923	0.68		0.68		1.76		16.01
2004	1.22	0.02		0.17	0.19	(0.02)	(0.04)	(0.06)	1.35	15.16	89,747	0.69		0.69		1.74		15.21
(b)2003	1.00	0.01		0.23	0.24	(0.01)	(0.01)	(0.02)	1.22	23.64	47,664	0.77		0.75		1.88		27.27
Mid Cap Growth Stock Portfolio(i)
(j)2007	$3.37	$0.01		$0.39	$0.40	$—	$—	$—	$3.77	12.06%	$1,241,810	—		0.52	%(c)	0.42	%(c)	48.31%
2006	3.30	0.03		0.12	0.15	—	(0.08)	(0.08)	3.37	4.40	1,183,484	—		0.52		0.77		72.15
2005	3.11	—		0.19	0.19	—	—	—	3.30	6.14	1,252,702	—		0.52		0.13		83.42
2004	2.72	0.00	(c)	0.39	0.39	—	—	—	3.11	14.22	1,278,495	—		0.52		0.05		71.24
2003	2.18	—		0.54	0.54	—	—	—	2.72	24.69	1,187,542	—		0.52		(0.10)		63.21
2002	2.82	—		(0.59)	(0.59)	—	(0.05)	(0.05)	2.18	(21.15)	994,075	—		0.52		(0.11)		43.37
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(i)	Formerly named Aggressive Growth Stock Portfolio.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions From Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 400 Stock Portfolio
(j)2007	$1.59	$0.01		$0.17	$0.18	$—		$—	$—	$1.77	11.85%	$589,415	—		0.26	%(c)	1.69	%(c)	9.01%
2006	1.55	0.02		0.14	0.16	(0.02)		(0.10)	(0.12)	1.59	10.04	533,740	—		0.26		1.42		12.43
2005	1.46	0.02		0.15	0.17	(0.01)		(0.07)	(0.08)	1.55	12.37	490,626	—		0.26		1.26		18.63
2004	1.28	0.01		0.19	0.20	(0.01)		(0.01)	(0.02)	1.46	16.26	426,827	—		0.26		0.96		16.46
2003	0.95	0.01		0.33	0.34	(0.01)		—	(0.01)	1.28	35.01	342,500	—		0.27		0.92		9.74
2002	1.12	0.01		(0.17)	(0.16)	(0.01)		—	(0.01)	0.95	(14.54)	225,410	—		0.28		0.86		15.60
AllianceBernstein Mid Cap Value Portfolio
(j)2007	$1.53	$0.01		$0.19	$0.20	$—		$—	$—	$1.73	13.29%	$158,704	0.87	%(c)	0.87	%(c)	0.66	%(c)	17.57%
2006	1.45	0.02		0.20	0.22	(0.02)		(0.12)	(0.14)	1.53	14.49	131,016	0.87		0.87		1.26		43.75
2005	1.45	0.01		0.08	0.09	(0.01)		(0.08)	(0.09)	1.45	5.46	97,557	0.87		0.87		0.61		31.15
2004	1.32	0.01		0.22	0.23	(0.01)		(0.09)	(0.10)	1.45	18.67	72,131	0.89		0.89		1.00		33.05
(b)2003	1.00	0.01		0.32	0.33	(0.00	)(e)	(0.01)	(0.01)	1.32	33.16	44,091	0.94	(c)	0.93	(c)	0.70	(c)	9.68
Small Cap Growth Stock Portfolio
(j)2007	$2.38	$—	(e)	$0.23	$0.23	$—		$—	$—	$2.61	9.69%	$554,764	—		0.55	%(c)	0.19	%(c)	69.10%
2006	2.53	—		0.18	0.18	—		(0.33)	(0.33)	2.38	6.68	528,612	—		0.55		0.08		82.48
2005	2.30	—		0.25	0.25	—		(0.02)	(0.02)	2.53	11.18	503,008	—		0.56		(0.09)		69.50
2004	1.94	(0.01)		0.37	0.36	—		—	—	2.30	18.80	442,420	—		0.57		(0.30)		87.74
2003	1.46	—		0.48	0.48	—		—	—	1.94	33.06	366,612	—		0.59		(0.35)		84.20
2002	1.79	—		(0.33)	(0.33)	—		—	—	1.46	(18.42)	254,880	—		0.60		(0.26)		41.87
T. Rowe Price Small Cap Value Portfolio
(j)2007	$1.84	$0.01		$0.13	$0.14	$—		$—	$—	$1.98	7.78%	$369,496	0.86	%(c)	0.86	%(c)	0.88	%(c)	11.11%
2006	1.64	0.01		0.26	0.27	—		(0.07)	(0.07)	1.84	16.55	324,973	0.86		0.86		0.66		21.70
2005	1.58	0.01		0.10	0.11	(0.01)		(0.04)	(0.05)	1.64	7.21	245,041	0.87		0.87		0.63		17.74
2004	1.29	0.01		0.30	0.31	—		(0.02)	(0.02)	1.58	24.57	200,143	0.88		0.88		0.81		19.22
2003	0.95	0.01		0.33	0.34	—		—	—	1.29	35.15	121,944	0.90		0.90		0.65		33.78
2002	1.02	0.01		(0.07)	(0.06)	(0.01)		—	(0.01)	0.95	(5.58)	63,083	1.02		1.00		0.54		28.26
International Growth Portfolio
(j)2007	$1.77	$0.02		$0.15	$0.17	$—		$—	$—	$1.94	9.97%	$324,196	0.80	%(c)	0.80	%(c)	1.84	%(c)	40.18%
2006	1.48	0.02		0.29	0.31	—		(0.02)	(0.02)	1.77	21.48	272,882	0.86		0.86		1.14		82.62
2005	1.32	0.01		0.23	0.24	(0.01)		(0.07)	(0.08)	1.48	18.00	167,550	0.95		0.95		1.01		70.60
2004	1.09	0.01		0.23	0.24	(0.01)		—	(0.01)	1.32	21.59	110,498	0.98		0.98		0.81		70.84
2003	0.79	0.01		0.30	0.31	(0.01)		—	(0.01)	1.09	38.99	66,690	1.25		1.10		0.79		58.09
2002	0.91	—		(0.12)	(0.12)	—		—	—	0.79	(12.34)	35,373	1.15		1.10		0.62		27.28
Franklin Templeton International Equity Portfolio
(j)2007	$2.33	$0.04		$0.30	$0.34	$—		$—	$—	$2.67	14.54%	$1,824,662	0.70	%(c)	0.63	%(c)	3.45	%(c)	5.28%
2006	1.81	0.05		0.51	0.56	(0.04)		—	(0.04)	2.33	30.90	1,556,230	0.71		0.70		2.53		12.15
2005	1.65	0.04		0.15	0.19	(0.03)		—	(0.03)	1.81	11.52	1,139,260	0.71		0.71		2.24		3.71
2004	1.41	0.03		0.24	0.27	(0.03)		—	(0.03)	1.65	19.33	980,977	0.72		0.72		2.23		18.65
2003	1.02	0.03		0.38	0.41	(0.02)		—	(0.02)	1.41	40.46	795,707	0.74		0.74		2.33		24.87
2002	1.26	0.02		(0.24)	(0.22)	(0.02)		—	(0.02)	1.02	(17.40)	563,102	0.74		0.74		1.72		30.94
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions From Realized Gains on Investments	Total Distribu- tions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Money Market Portfolio
(j)2007	$1.00	$0.02	$—	$0.02	$(0.02)		$—	$(0.02)		$1.00	2.52%	$419,545	0.30	%(c)	0.30	%(c)	5.04	%(c)	—%
2006	1.00	0.05	—	0.05	(0.05)		—	(0.05)		1.00	4.86	390,589	0.30		0.30		4.77		—
2005	1.00	0.03	—	0.03	(0.03)		—	(0.03)		1.00	2.98	339,858	0.30		0.30		2.94		—
2004	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.43	344,468	0.30		0.00		1.41		—
2003	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.23	399,873	0.30		0.00		1.23		—
2002	1.00	0.02	—	0.02	(0.02)		—	(0.02)		1.00	1.65	501,313	0.30		0.27		1.63		—
Select Bond Portfolio
(j)2007	$1.20	$0.03	$(0.02)	$0.01	$—		$—	$—		$1.21	0.83%	$1,009,815	—		0.30	%(c)	5.18	%(c)	54.91	%(g)
2006	1.20	0.05	—	0.05	(0.05)		—	(0.05)		1.20	3.74	924,457	—		0.30		4.85		169.55	(g)
2005	1.23	0.05	(0.03)	0.02	(0.04)		(0.01)	(0.05)		1.20	2.22	786,544	—		0.30		4.34		179.05	(g)
2004	1.26	0.05	0.01	0.06	(0.05)		(0.04)	(0.09)		1.23	4.75	661,027	—		0.30		3.99		213.87
2003	1.27	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.26	5.49	621,325	—		0.30		4.03		137.05
2002	1.20	0.05	0.09	0.14	(0.06)		(0.01)	(0.07)		1.27	12.09	584,018	—		0.30		5.01		184.37
High Yield Bond Portfolio
(j)2007	$0.73	$0.02	$—	$0.02	$—		$—	$—		$0.75	2.18%	$294,700	—		0.46	%(c)	7.19	%(c)	41.10%
2006	0.72	0.05	0.01	0.06	(0.05)		—	(0.05)		0.73	9.77	276,639	—		0.47		7.00		80.94
2005	0.76	0.05	(0.04)	0.01	(0.05)		—	(0.05)		0.72	1.39	244,554	—		048		7.16		118.63
2004	0.73	0.05	0.03	0.08	(0.05)		—	(0.05)		0.76	12.76	229,312	—		0.50		7.42		162.00
2003	0.56	0.05	0.12	0.17	(0.00	)(e)	—	(0.00	)(e)	0.73	29.06	199,371	—		0.52		8.66		182.10
2002	0.65	0.07	(0.09)	(0.02)	(0.07)		—	(0.07)		0.56	(2.89)	137,553	—		0.54		10.37		89.20
Balanced Portfolio
(j)2007	$1.97	$0.04	$0.04	$0.08	$—		$—	$—		$2.05	3.85%	$2,957,168	—		0.30	%(c)	3.25	%(c)	68.06	%(g)
2006	1.86	0.06	0.12	0.18	(0.05)		(0.02)	(0.07)		1.97	10.42	2,949,632	—		0.30		3.11		70.12	(g)
2005	1.87	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.86	3.59	2,905,741	—		0.30		2.85		80.21	(g)
2004	1.85	0.05	0.09	0.14	(0.05)		(0.07)	(0.12)		1.87	7.89	2,983,179	—		0.30		2.71		100.02
2003	1.62	0.05	0.24	0.29	(0.06)		—	(0.06)		1.85	17.99	2,891,488	—		0.30		2.74		69.56
2002	1.82	0.06	(0.20)	(0.14)	(0.06)		—	(0.06)		1.62	(7.54)	2,561,529	—		0.30		3.08		53.12
Asset Allocation Portfolio
(j)2007	$1.22	$0.02	$0.05	$0.07	$—		$—	$—		$1.29	5.90%	$293,699	0.57	%(c)	0.55	%(c)	2.80	%(c)	42.81	%(g)
2006	1.16	0.03	0.08	0.11	(0.02)		(0.03)	(0.05)		1.22	9.91	281,863	0.59		0.59		2.53		86.85	(g)
2005	1.12	0.02	0.06	0.08	(0.02)		(0.02)	(0.04)		1.16	6.99	244,807	0.61		0.61		2.18		90.04	(g)
2004	1.02	0.02	0.08	0.10	—		—	—		1.12	10.02	196,568	0.64		0.64		1.90		116.65
2003	0.86	0.02	0.16	0.18	(0.02)		—	(0.02)		1.02	20.63	130,478	0.73		0.73		1.83		103.77
2002	0.97	0.01	(0.11)	(0.10)	(0.01)		—	(0.01)		0.86	(10.26)	87,260	0.87		0.75		2.18		112.73
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.
(j)	For the six months ended June 30, 2007. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2007 (unaudited)

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Janus Capital Appreciation Portfolio, Large Cap Core Stock Portfolio, Index 500 Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, AllianceBernstein Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, Money Market Portfolio, Select Bond Portfolio, High Yield Bond Portfolio, Balanced Portfolio, and the Asset Allocation Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

During the period ended June 30, 2007, Northwestern Mutual made redemptions totalling $24,000,000 from the AllianceBernstein Mid Cap Value Portfolio and $15,000,000 from the T. Rowe Price Equity Income Portfolio.

On April 30, 2007, the Aggressive Growth Stock Portfolio changed its name to the Mid Cap Growth Stock Portfolio.

Note 2 — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On September 15, 2006, the Financial Accounting Standards Board issues Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on theexchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the final bid price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the last sale price or closing bid price if no sales have occurred. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Futures are valued at settlement prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 — Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

Notes to Financial Statements

Notes to Financial Statements

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6 — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

Note 7 — The Select Bond and Balanced Portfolios have a securities lending program that enables each Portfolio to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio’s investment policies. For the period ended June 30, 2007 the Select and Balanced Portfolios earned $182,758 and $180,227, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on the Portfolio’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. As of June 30, 2007, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Select Bond	$48,340,750	$49,500,000
Balanced	$51,828,770	$53,028,375

As of June 30, 2007, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio’s Statement of Assets and Liabilities.

Note 8 — Certain Portfolios may engage in swap transactions, including but not limited to, swap agreements on interest rate and total return to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of

Notes to Financial Statements

Notes to Financial Statements

the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Note 9 — Certain Portfolios may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Portfolio will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

Note 10 — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2007, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Growth Stock	$145,292	$—	$145,175	$—
Janus Capital Appreciation	62,467	—	59,941	—
Large Cap Core Stock	122,513	—	110,879	—
Index 500 Stock	31,314	—	44,777	—
Capital Guardian Domestic Equity	136,629	—	88,061	—
T. Rowe Price Equity Income	55,515	—	31,179	—
Mid Cap Growth Stock	549,047	—	576,266	—
Index 400 Stock (a)	56,560	—	47,150	—
AllianceBernstein Mid Cap Value	38,187	—	25,060	—
Small Cap Growth Stock	344,714	—	340,877	—
T. Rowe Price Small Cap Value	56,439	—	37,268	—
International Growth	147,468	—	117,043	—
Franklin Templeton International	127,972	—	83,995	—
Select Bond	886,587	223,761	703,760	242,294
High Yield Bond	129,470	—	113,047	—
Balanced (c)	2,428,803	189,491	2,370,882	253,483
Asset Allocation	140,373	21,574	117,046	26,887

(a)	Includes (in thousands) $165 of purchases and $16 of sales with affiliates
(c)	Includes (in thousands) $106,823 of purchases with affiliates

Note 11 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	.20%
Index 400 Stock	.25%
AllianceBernstein Mid Cap Value	.85%
T. Rowe Price Small Cap Value	.85%
Money Market	.30%
Select Bond	.30%
Balanced	.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess
Growth Stock	.60%	.50%	.40%
Large Cap Core Stock	.60%	.50%	.40%
Mid Cap Growth Stock	.80%	.65%	.50%
Small Cap Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
High Yield Bond	.60%	.50%	.40%

Portfolio	First $100 Million	Next $400 Million	Excess
Janus Capital Appreciation	.80%	.75%	.70%

Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $100 Million	Next $150 Million	Excess
Capital Guardian Domestic Equity	.65%	.55%	.50%

Portfolio	First $500 Million	Excess
T. Rowe Price Equity Income	.65%	.60%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Janus Capital Appreciation	0.90%	December 31, 2008
Capital Guardian Domestic Equity	0.75%	April 30, 2008
T. Rowe Price Equity Income	0.75%	December 31, 2008
AllianceBernstein Mid Cap Value	1.00%	December 31, 2008
T. Rowe Price Small Cap Value	1.00%	April 30, 2008
International Growth	1.10%	April 30, 2008
Asset Allocation	0.75%	April 30, 2008

With respect to the Franklin Templeton International Equity Portfolio, MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% (80 basis points) on the Portfolio's first $50 million of assets, 0.60% (60 basis points) on Portfolio assets from $50 million to $1 billion, 0.58% (58 basis points) on assets from $1 billion to $1.5 billion, and 0.51% (51 basis points) on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA's fee waiver agreement extends at least until April 30, 2008.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2008. In addition, MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2008. This fee waiver may be terminated at any time after April 30, 2008.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2007, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock	$1,328
Janus Capital Appreciation	1,821
Large Cap Core Stock	1,293
Index 500 Stock	2,930
Capital Guardian Domestic Equity	4,023
T. Rowe Price Equity Income	1,202
Mid Cap Growth Stock	1,313
Index 400 Stock	3,612
AllianceBernstein Mid Cap Value	1,103
Small Cap Growth Stock	1,385
T. Rowe Price Small Cap Value	2,355
High Yield Bond	2,132
Asset Allocation	2,179

Janus Capital Management, LLC (“Janus Capital”), Capital Guardian Trust Company (“Capital Guardian”), American Century Investment Management, Inc. (“American Century”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Alliance Capital Management L.P., (“Alliance Capital Management”), Templeton Investment Counsel, LLC. (“Templeton Counsel”), have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the Janus Capital Appreciation Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income and T. Rowe Price Small Cap Value Portfolios, AllianceBernstein Mid Cap Value Portfolio, the Franklin Templeton International Equity Portfolio, respectively. MSA pays Janus Capital .55% on the first $100 million of the Portfolio’s assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. For the Capital Guardian Domestic Equity Portfolio, MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less and .275% on net assets in excess of $100 million. For the T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% on the first $250 million of the Portfolio’s assets, .375% on the next $250 million, and .35% on assets in excess of $500 million. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio’s average daily net assets. MSA pays Alliance Capital Management .72% on the first $25 million of the Portfolio’s assets, .54% on the next $225 million, and .50% on assets in excess of $250 million, with a minimum amount of $16,000. Effective November 15, 2006, MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel, ..35% on the next $50 million, .30% on the next $350 million, .25% on the next $500, .20% on the next $500 million and .15% in excess of $1.5 billion.

Notes to Financial Statements

Notes to Financial Statements

Note 12 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2006 is provided below:

	Post-October Losses
	Capital Loss Carryovers
Portfolio	Capital	Foreign Currency	Amount	Expiration	Utilized in 2006
	(Amounts in Thousands)
Growth Stock	$—	$—	$9,516	2010	$46,599
Janus Capital Appreciation	—	—	—	—	—
Large Cap Core Stock	—	—	127,109	2009-2012	34,806
Index 500 Stock	—	—	—	—	—
Capital Guardian Domestic Equity	—	—	—	—	—
T. Rowe Price Equity Income	—	—	—	—	—
Mid Cap Growth Stock	—	—	—	—	—
Index 400 Stock	—	—	—	—	—
AllianceBernstein Mid Cap Value	—	—	—	—	—
Small Cap Growth Stock	—	—	—	—	—
T. Rowe Price Small Cap Value	—	—	—	—	—
International Growth	—	3	—	—	597
Franklin Templeton International Equity	—	—	—	—	51,116
Money Market	—	—	13	2010 -2014	—
Select Bond	273	—	19,819	2013 -2014	—
High Yield Bond	43	—	66,473	2007 -2013	—
Balanced	—	—	—	—	—
Asset Allocation	—	—	—	—	—

Note 13 — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 14 — Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2007 and the year ended December 31, 2006 are summarized below:

Portfolio	2007 Reimbursements	2006 Reimbursements
International Growth	$289,556	$253,538
Franklin Templeton International Equity	2,511,810	2,840,171

Notes to Financial Statements

Notes to Financial Statements

Note 15 — Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. Distributions for 2007 will be paid in August 2007. The tax character of distributions paid for the period ended December 31, 2006 is as follows:

	2006 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in Thousands)
Growth Stock	$5.333	$—
Janus Capital Appreciation	514	6,622
Large Cap Core Stock	5,437	—
Index 500 Stock	31,371	69,507
Capital Guardian Domestic Equity	1,088	2,506
T. Rowe Price Equity Income	3,539	3,806
Mid Cap Growth Stock	1,541	28,368
Index 400 Stock	7,914	29,514
AllianceBernstein Mid Cap Value	1.411	8,997
Small Cap Growth Stock	2,905	64,047
T. Rowe Price Small Cap Value	1,593	9,368
International Growth	451	3,118
Franklin Templeton International Equity	22,771	—
Money Market	17,568	—
Select Bond	31,072	—
High Yield Bond	16,968	—
Balanced	85,455	28,598
Asset Allocation	4,818	6,398

As of December 31 2006, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Growth Stock	$6,654	$—	$(9,516)	$133,419
Janus Capital Appreciation	6	234	—	24,506
Large Cap Core Stock	6.345	—	(127,109)	111,431
Index 500 Stock	37,782	76.78	—	644,597
Capital Guardian Domestic Equity	10,842	15.394	—	58,086
T. Rowe Price Equity Income	116	1.691	—	31,950
Mid Cap Growth Stock	9.438	106,812	—	121,394
Index 400 Stock	8.655	29,670	—	102,602
AllianceBernstein Mid Cap Value	793	1,272	—	17,188
Small Cap Growth Stock	3,407	45.726	—	58,653
T. Rowe Price Small Cap Value	4,490	15.138	—	77,441
International Growth	2.564	24,187	3	54,913
Franklin Templeton International Equity	33,162	21.645	—	557,328
Money Market	—	—	—	—
Select Bond	40,738	—	(20,092)	6,214
High Yield Bond	17,973	—	(66,516)	4,910
Balanced	89,339	52,593	—	798,844
Asset Allocation	7,591	12.906	—	30,563

Note 16 — Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Proxy Voting and Portfolio Holdings

Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of Northwestern Mutual Series Fund, Inc. (“NMSF”) was held on February 20, 2007. All of the outstanding shares of NMSF are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and therefore, Northwestern Mutual is the only shareholder of NMSF. Northwestern Mutual holds these shares for its general account and for its separate investment accounts used for its variable annuity contracts and variable life policies. Northwestern Mutual voted the outstanding shares allocated to the variable accounts in accordance with the instructions received from variable annuity contract or variable life insurance policy. Shares of each Portfolio of NMSF as to which no timely instructions were received were voted by Northwestern Mutual in proportion to the instructions from those contract and policy owners and payees who furnished timely instructions with respect to shares of that Portfolio. Northwestern Mutual also voted the shares of each Portfolio held in its general account in the same proportion as it voted the rest of the shares. The results of the shareholders’ vote on the proposals are as follows:

Proposal 1 — To elect six Directors to Northwestern Mutual Series Fund’s Board of Directors.

(Under Maryland law, the nominees for director receiving the vote of a plurality of the outstanding voting shares of NMSF cast at a shareholders meeting will be elected.)

Director Name	Votes For	Votes Withheld	Total Votes
Miriam M. Allison	6,941,574,354.464	173,219,554.170	7,114,793,908.634
William A. McIntosh	6,936,844,394.274	177,949,514.360	7,114,793,908.634
Michael G. Smith	6,949,147,082.920	165,646,825.714	7,114,793,908.634
Robert H. Huffmann III	6,947,757,388.702	173,036,519.932	7,114,793,908.634
Michael M. Knetter	6,946,567,148.624	168,226,760.010	7,114,793,908.634
Edward J. Zore	6,943,272,826.802	171,521,081.832	7,114,793,908.634

Proposal 2 — Approval to enter into and materially amend agreements with investment sub-advisors on behalf of one or more of the portfolios without obtaining shareholder approval.

(Each Portfolio voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Small Cap Growth Stock	205,696,277.269	12,236,034.030	5,028,226.448	222,960,537.747
T. Rowe Price Small Cap Value	160,179,370.847	10,755,868.468	3,702,513.550	174,637,752.865
Aggressive Growth Stock	324,195,600.467	19,551,191.237	10,960,711.173	354,707,502.877
International Growth	142,823,557.773	7,560,629.399	2,944,600.272	153,328,787.444
Franklin Templeton International Equity	616,672,972.483	30,018,227.854	17,544,141.936	664,235,342.273
AllianceBernstein Mid Cap Value	73,149,794.374	4,459,050.749	1,567,880.331	79,176,725.454
Index 400 Stock	313,994,332.328	15,973,167.305	7,657,823.978	337,625,323.611
Janus Capital Appreciation	74,803,595.077	4,466,598.601	1,368,053.555	80,638,247.233
Growth Stock	290,359,202.921	20,703,314.394	10,176,643.955	321,239,161.270
Large Cap Core Stock	365,138,542.695	17,545,911.849	15,460,625.303	398,145,079.847
Capital Guardian Domestic Equity	285,770,445.295	17,221,622.154	4,970,374.099	307,962,441.548
T. Rowe Price Equity Income	116,963,407.365	4,202,612.602	2,359,431.779	123,525,451.746
Index 500 Stock	585,793,560.778	32,078,249.461	21,919,994.902	639,791,805.141
Asset Allocation	219,038,236.144	7,541,873.108	4,675,335.791	231,255,445.043
Balanced	1,384,950,479.290	67,965,630.254	51,051,296.210	1,503,967,405.754
High Yield Bond	351,139,699.597	15,948,076.106	7,888,506.473	374,976,282.176
Select Bond	715,455,599.700	31,131,980.741	13,800,108.944	760,387,689.385
Money Market	356,171,943.481	22,925,585.963	7,135,397.776	386,232,927.220

Special Meeting of Shareholders

Special Meeting of Shareholders

Proposal 3 — To approve an amendment to the Investment Advisory Agreement with Mason Street Advisors, LLC.

(Each Portfolio voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Small Cap Growth Stock	208,599,122.908	8,868,557.595	5,492,857.244	222,960,537.747
T. Rowe Small Cap Value	161,254,955.879	9,218,526.093	4,164,270.893	174,637,752.865
Aggressive Growth Stock	326,296,660.588	16,472,000.330	11,938,841.959	354,707,502.877
International Growth	144,448,554.074	4,900,708.653	3,979,524.717	153,328,787.444
Franklin Templeton International Equity	621,332,354.521	24,116,259.116	18,786,728.636	664,235,342.273
AllianceBernstein Mid cap Value	73,584,505.617	3,995,910.893	1,596,308.944	79,176,725.454
Index 400 Stock	315,952,390.685	13,424,090.023	8,248,842.903	337,625,323.611
Janus Capital Appreciation	75,492,335.676	3,463,824.051	1,682,087.506	80,638,247.233
Growth Stock	294,082,965.956	11,423,764.418	15,732,430.896	321,239,161.270
Large Cap Core Stock	368,006,744.919	13,936,274.959	16,202,059.969	398,145,079.847
Capital Guardian Domestic Equity	287,441,201.414	14,101,638.328	6,419,601.806	307,962,441.548w
T. Rowe Price Equity Income	118,081,905.366	2,777,761.152	2,665,785.228	123,525,451.746
Index 500 Stock	591,934,502.233	25,557,802.693	22,299,500.215	639,791,805.141
Asset Allocation	220,366,028.431	5,477,369.847	5,412,046.765	231,255,445.043
Balanced	1,395,427,488.548	56,530,246.902	52,009,670.304	1,503,967,405.754
High Yield Bond	352,642,144.705	13,463,913.296	8,870,224.175	374,976,282.176
Select Bond	719,574,265.813	23,493,737.866	17,319,685.706	760,387,689.385
Money Market	358,183,155.577	19,834,706.741	8,215,064.902	386,232,927.220

Proposal 4 — To approve an amendment to a component of the investment objective of the Balanced Portfolio.

(Only shareholders of the Balanced Portfolio voted on this Proposal.)

Votes For	Votes Against	Votes Abstain	Total Votes
1,393,090,531.408	58,981,971.032	51,894,903.314	1,503,967,405.754

Special Meeting of Shareholders

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2007. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his or her successor is elected and qualifies or until his or her earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of his or her election or appointment to the Board. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh 720 East Wisconsin Avenue Milwaukee, WI 53202 1939	Director	Since 1997	27	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Financial consulting. Adjunct Faculty Member, Howard University (1998-2004)
Michael G. Smith 720 East Wisconsin Avenue Milwaukee, WI 53202 1944	Director	Since 2003	27	Trustee of Ivy Fund (26 portfolios)

Principal Occupation During Past 5 Years: Private investor; retired since 1999
Miriam M. Allison 720 East Wisconsin Avenue Milwaukee, WI 53202 1947	Director	Since 2006	27	None

Principal Occupation During Past 5 Years: Rancher since 2004. Real estate developer since 2002. From 2001 to 2005, Chairman of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.), a mutual fund service provider.
Robert H. Huffman III 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Director	Since 2007	27	None

Principal Occupation During Past 5 Years: Co-Founder and Managing Partner of Relative Value Partners, LLC, a registered investment adviser; prior thereto, Head of Fixed Income Sales, Midwest Region, Citigroup, Inc. (formerly Salomon Brothers).
Michael M. Knetter 720 East Wisconsin Avenue Milwaukee, WI 53202 1960	Director	Since 2007	27	Wausau Paper Corp. and Great Wolf Resorts, Inc.

Dean of University of Wisconsin-Madison School of Business since 2002. Prior thereto, Associate Dean of the MBA Program and Professor of International Economics for the Amos Tuck School of Business at Dartmouth College.

Director and Officer Information

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

Other Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore 720 East Wisconsin Avenue Milwaukee, WI 53202 1945	Chairman and Director	Since 2000	27	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001

Executive Officers

Name, Address, and Year of Birth	Position	Length of Time Served
Mark G. Doll 720 East Wisconsin Avenue Milwaukee, WI 53202 1949	President	Since 2003

Principal Occupation During Past 5 Years: Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC since 2002; Vice President and Assistant Treasurer — Public Markets of Northwestern Investment Management Company, LLC from 1998 to 2001
Walter M. Givler 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President of Investment Accounting for Northwestern Mutual since 2002; Vice President and Associate Controller 2002; Associate Controller from 2001-2002; prior thereto, Director of New Business, Large Case Division
Kate M. Fleming 720 East Wisconsin Avenue Milwaukee, WI 53202 1962	Vice President — Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President — Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual
Barbara E. Courtney 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002; prior thereto Associate Director
Michael W. Zielinski 720 East Wisconsin Avenue Milwaukee, WI 53202 1974	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual from 2004-2006; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004; Legal Compliance Officer, US Bancorp Fund Services, LLC (mutual fund service provider) from 2001 to 2003
Randy M. Pavlick 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors, LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.) (mutual fund service provider) from 1993 to 2004

Director and Officer Information

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

At its February 2007 meeting, the Board of Directors, including the Independent Directors, of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) unanimously approved the continuance of the Investment Advisory Agreement between the Series Fund and MSA relating to the Series Fund’s existing portfolios (the “Advisory Agreement”). At its May 2007 meeting, the Board of Directors, including the Independent Directors, of the Series Fund unanimously approved the continuance of the Investment Sub-Advisory Agreements between MSA and the sub-advisors of certain of the Series Fund’s existing portfolios (the “Sub-Advisory Agreements”). Each portfolio of the Series Fund is referred to as a “Portfolio” and collectively as the “Portfolios.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the directors requested and received detailed information from MSA and the sub-advisors to assist them in their evaluation. While particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and the sub-advisors and the nature, extent and quality of the services they provide the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, included deliberations at other meetings in addition to the annual renewal meeting.

The Independent Directors also received a memorandum from their counsel advising the directors of their responsibilities in connection with the renewal of the Advisory and Sub-Advisory Agreements, and summarizing the legal standards governing the review of these Agreements. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of MSA and the sub-advisors present, and were represented throughout the process by legal counsel to the Independent Directors and the Series Fund.

At the February 2007 meeting with respect to the Advisory Agreement, and at the May 2007 meeting with respect to the Sub-Advisory Agreements, the directors, including all of the Independent Directors voting separately, determined that the terms of these Agreements were fair and reasonable, and approved them for one-year periods as being in the best interest of the respective Portfolios and their shareholders. The material factors and conclusions that formed the basis for these approvals include those discussed below.

Continuation of the Investment Advisory Agreement Between the Series Fund and MSA With Respect to the Portfolios

The material factors and conclusions that formed the basis for the Board’s determination at its February 2007 meeting to approve the continuance of the Advisory Agreement with respect to each the Portfolios include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Portfolios and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included MSA’s investment personnel, the experience of the portfolio managers of the Portfolios, proposed changes in portfolio managers for certain of the Portfolios, and additions to the professional and compliance personnel overseeing the Portfolios. The directors also considered the scope of the services provided by MSA, MSA’s experience, and the performance of the Portfolios. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Series Fund. Based on their review of these factors and their experience with MSA’s services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Portfolio, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

performance against these peer groups and industry benchmarks and indices, and considered independent rankings and ratings, to provide an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from the portfolio managers regarding the relevant market and the factors resulting in the performance of each Portfolio. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, the directors provided greater weight to longer-term performance.

The directors noted that all of the Portfolios (other than four Portfolios) were in the top three quintiles of their respective performance universes (i.e. all funds underlying variable products with similar investment objectives and strategies regardless of amount of assets or distribution channels) for the five-year period ending December 31, 2006. Regarding these Portfolios, and based on its review of the various measures and periods of investment performance, and the explanations for and the factors resulting in the shorter-term performance of the Portfolios, the Board concluded that it was satisfied with the relative investment performance of these Portfolios over time. Regarding the relative performance of the other four Portfolios over various periods of time, the Board considered the explanations for the performance as well as recent performance improvements and the steps being taken to improve and monitor the performance, including the proposed restructuring of certain investment teams by MSA, and concluded that the performance of these Portfolios was being properly monitored.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors also considered the total operating expenses of each of the Portfolios and a comparison of those expenses with each Portfolio’s respective peer group. The fact that under the Advisory Agreement MSA is responsible for many of the administrative and operational expenses, in addition to the investment management expenses, of the Portfolios was also considered. The directors did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and in some instances they had investment objectives and policies different than the Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors noted that all of the Portfolios (other than three of the Portfolios for which a sub-advisor was retained, and the Asset Allocation Portfolio) were in the top quintile (meaning lowest expenses) of their respective peer groups with respect to actual and contractual management fees and total net operating expenses. For the four Portfolios not in the top quintile, three were in the second quintile for total expenses and one was in the third quintile. In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by MSA, and the existing expense cap arrangements agreed to by MSA for certain of the Portfolios. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors also considered MSA’s pricing methodology for its services as investment advisor and for the products of which the Portfolios are investment options. Also considered was the financial condition of MSA and information concerning MSA’s costs and profitability with respect to its relationship with each of the Portfolios. MSA provided a profitability analysis for each Portfolio which included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of MSA’s services to the Portfolios, the directors also considered services provided by affiliates of MSA. The directors also received information on soft dollar arrangements.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Portfolio was not excessive.

The directors were presented with other information including information regarding brokerage commissions, portfolio turnover, and compliance procedures, structure and history. Based on a consideration of all these factors in their totality, the Board, including the Independent Directors, approved the continuation of the Advisory Agreement with MSA.

Continuation of the Sub-Advisory Agreements Between MSA and Certain Sub-Advisors

At its May 2007 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements between MSA and Templeton Investment Counsel, LLC (“Templeton”) relating to the Franklin Templeton International Equity Portfolio, and between MSA and Capital Guardian Trust Company (“CGTC”) relating to the Capital Guardian Domestic Equity Portfolio, with certain non-substantive amendments. (Templeton and CGTC are collectively referred to herein as the “Sub-Advisors” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.”) In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meetings by MSA and the Sub-Advisors, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisors and their interactions with representatives of MSA, its affiliates and the Sub-Advisors. The directors received a presentation by investment professionals of each Sub-Advisor who are involved in the management of the respective Sub-Advised Portfolio, as well as information from MSA regarding on-site due diligence visits which had been conducted with each Sub-Advisor. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by the Sub-Advisors and their experience in providing investment management services. Consideration was given to the Sub-Advisors’ reputations as leaders in providing investment management services. The directors noted that there were no significant changes in the services provided by the Sub-Advisors or the personnel providing those services. Based on their review and discussions, the directors concluded that they were satisfied with the nature, extent and quality of the services provided by the Sub-Advisors on behalf of the Sub-Advised Portfolios.

The directors also considered the performance of each of the Sub-Advisors over various time periods both on an absolute basis and compared to an independently compiled peer group of funds and appropriate market benchmarks and indices (as discussed above). The directors also considered the performance of accounts managed in a similar manner by certain of the Sub-Advisors. With respect to the relative performance of the Capital Guardian Domestic Equity Portfolio, the directors considered CGTC’s explanations for the underperformance and the steps being taken by CGTC to address these concerns. Based on CGTC’s explanation and the directors’ experience with and knowledge of the nature and quality of the services provided by CGTC, the directors concluded that the performance of the Domestic Equity Portfolio was being properly addressed and that they remained confident in the ability of CGTC to manage this Portfolio. For the reasons and based on the discussions summarized above, the directors concluded that they were satisfied with the relative investment performance of the Sub-Advised Portfolios.

The directors considered the total expenses of each Portfolio as discussed above. The directors also considered the sub-advisory fees, which fees are paid by MSA out of its management fee, including a comparison of those fees with fees charged for funds with the same classification/objective as compiled by Lipper. The directors considered that the fee schedule for each Sub-Advised Portfolio contained breakpoints. Based on its review, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

The directors were previously presented with profitability information about MSA with respect to the Sub-Advised Portfolios. In connection with their review, the directors noted that the sub-advisory fees are paid out of MSA’s management fee and were the result of arm’s-length negotiations between MSA and the Sub-Advisers. The directors were presented with other information relating to the Sub-Advisors including regulatory and litigation matters, brokerage and compliance matters. Based on a consideration of all factors they deemed relevant in their totality, the Board, including the Independent Directors, approved the continuation of each of the Sub-Advisory Agreements between MSA and the Sub-Advisors.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

Semiannual Report
June 30, 2007

Fidelity
INVESTMENTS®

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	20	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	24	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for “proxy voting guidelines”) or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Mid Cap Portfolio	2

VIP Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$1,000.00	$1,123.90	$3.58
HypotheticalA	$1,000.00	$1,021.42	$3.41
Service Class
Actual	$1,000.00	$1,123.20	$4.11
HypotheticalA	$1,000.00	$1,020.93	$3.91
Service Class 2
Actual	$1,000.00	$1,122.40	$4.84
HypotheticalA	$1,000.00	$1,020.23	$4.61
Investor Class
Actual	$1,000.00	$1,123.20	$4.16
HypotheticalA	$1,000.00	$1,020.88	$3.96

A	5% return per year before expenses

*	Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.92%
Investor Class	.79%

3	Semiannual Report

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007

	% of fund’s net assets	% of fund’s net assets 6 months ago
Juniper Networks, Inc.	2.6	2.3
Altera Corp.	2.4	0.3
Thermo Fisher Scientific, Inc.	2.3	2.3
AGCO Corp.	2.1	2.4
Gentex Corp.	1.7	0.5
Ameriprise Financial, Inc.	1.7	1.5
AllianceBernstein Holding LP	1.6	1.5
Cisco Systems, Inc.	1.5	1.1
Apple, Inc.	1.4	0.5
Cooper Industries Ltd. Class A	1.4	0.7

	18.7

Top Five Market Sectors as of June 30, 2007

	% of fund’s net assets	% of fund’s net assets 6 months ago
Information Technology	23.0	12.5
Industrials	13.1	14.3
Energy	12.9	14.6
Consumer Discretionary	12.6	11.1
Health Care	12.2	13.0

Asset Allocation (% of fund’s net assets)

VIP Mid Cap Portfolio	4

VIP Mid Cap Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 97.7%
	Shares	Value
CONSUMER DISCRETIONARY – 12.6%
Auto Components – 2.3%
Amerigon, Inc. (a)	409,503	$7,366,959
Automotive Axles Ltd.	30,748	371,670
Balkrishna Industries Ltd.	33,225	499,953
BorgWarner, Inc.	100	8,604
Fuel Systems Solutions, Inc. (a)	440,619	7,305,463
Gentex Corp. (d)	7,069,086	139,190,303
Hawk Corp. Class A (a)	103,900	1,419,274
Hota Industrial Manufacturing Co. Ltd.	2,013,000	2,938,955
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	409
Minth Group Ltd.	14,245,000	21,861,571
New Focus Auto Tech Holdings Ltd.	7,707,000	2,198,001
Toyoda Gosei Co. Ltd.	100	2,826
Xinyi Glass Holdings Co. Ltd.	7,724,000	6,895,017

		190,059,005

Automobiles – 0.2%
Bajaj Auto Ltd.	100	5,284
Geely Automobile Holdings Ltd.	94,780,200	14,788,194
Great Wall Motor Co. Ltd. (H Shares)	2,158,500	3,135,942
Harley-Davidson, Inc.	100	5,961
Hyundai Motor Co.	2,770	218,878
Hyundai Motor Co. GDR (f)	100	4,050
Renault SA	100	16,134
Thor Industries, Inc.	100	4,514

		18,178,957

Distributors – 0.2%
ABC-Mart, Inc.	824,500	18,878,612
Li & Fung Ltd.	2,200	7,920

		18,886,532

Diversified Consumer Services – 0.0%
Benesse Corp.	100	2,899
Bright Horizons Family Solutions, Inc. (a)	57	2,218
Capella Education Co.	19,900	915,997
New Oriental Education & Technology Group, Inc. sponsored ADR	100	5,372
Princeton Review, Inc. (a)	29	139
Raffles Education Corp. Ltd.	229,000	340,932
Regis Corp.	100	3,825
Service Corp. International	100	1,278
Strayer Education, Inc.	6,200	816,602
Universal Technical Institute, Inc. (a)	100	2,539
Weight Watchers International, Inc.	100	5,084

		2,096,885

Hotels, Restaurants & Leisure – 1.8%
AmRest Holdings NV (a)	100	5,195
Applebee’s International, Inc.	524,200	12,633,220
Buffalo Wild Wings, Inc. (a)(d)	134,162	5,579,798
Chipotle Mexican Grill, Inc. Class A (a)	100	8,528
CKE Restaurants, Inc.	471,575	9,464,510
FU Jl Food & Catering Services Holdings Ltd.	1,000	3,440
Fun Technologies, Inc. (a)	1,719,300	5,729,655
Home Inns & Hotels Management, Inc. ADR	27,300	879,333
Indian Hotels Co. Ltd.	100	372
Jack in the Box, Inc. (a)	100	7,094
Jollibee Food Corp.	2,105,100	2,391,124
Krispy Kreme Doughnuts, Inc. (a)	219,200	2,029,792
Kyoritsu Maintenance Co. Ltd.	120	2,426
McCormick & Schmick’s Seafood Restaurants (a)	900	23,346
Minor International PCL (For. Reg.)	10	4
P.F. Chang’s China Bistro, Inc. (a)	100	3,520
Panera Bread Co. Class A (a)	100	4,606
Peet’s Coffee & Tea, Inc. (a)	100	2,463
Red Robin Gourmet Burgers, Inc. (a)	719	29,026
Ruby Tuesday, Inc.	542,452	14,282,761
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	2,000	1,036
Shangri-La Asia Ltd.	100	242
Sonic Corp. (a)	1,676,574	37,085,806
St. Marc Holdings Co. Ltd. (d)	482,100	24,112,828
Starwood Hotels & Resorts Worldwide, Inc.	463,500	31,086,945
TAJ GVK Hotels & Resorts Ltd.	297,699	1,139,006
The Cheesecake Factory, Inc. (a)	100	2,452
Yoshinoya D&C Co. Ltd. (d)	1,994	3,723,774

		150,232,302

Household Durables – 0.9%
Alba PLC	26	76
AV Jennings Homes Ltd.	104	114
Chitaly Holdings Ltd.	528,000	103,315
Corporacion Geo SA de CV Series B (a)	100	548
Cyrela Brazil Realty SA	407,800	5,060,770
Daito Trust Construction Co.	583,100	27,791,465
Fadesa Inmobiliaria SA	100	3,562
Gafisa SA ADR (a)	26,000	811,200
George Wimpey PLC	100	1,010
Henry Boot PLC	347,370	1,785,737
La-Z-Boy, Inc.	100	1,146
Makita Corp. sponsored ADR	100	4,464
Nihon Eslead Corp.	262,700	4,905,895
Rational AG	100	19,604
Samson Holding Ltd.	100	52
Sekisui House Ltd.	618,000	8,254,384
Skyworth Digital Holdings Ltd.	2,052	323
Snap-On, Inc.	100	5,051
Techtronic Industries Co. Ltd.	500	668
Tele Atlas NV (a)	65,600	1,409,875
The Stanley Works	418,871	25,425,470
Whirlpool Corp.	100	11,120
Woongjin Coway Co. Ltd.	48,980	1,659,441

		77,255,290

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail – 1.2%
GSI Commerce, Inc. (a)	100	$2,271
N Brown Group PLC	1,058,296	6,481,751
Netflix, Inc. (a)	100	1,939
Priceline.com, Inc. (a)(d)	1,422,900	97,810,146

		104,296,107

Leisure Equipment & Products – 0.7%
Beneteau SA	100	13,621
Giant Manufacturing Co. Ltd.	2,744,000	5,053,855
Li Ning Co. Ltd.	2,000	4,850
Mega Brands, Inc. (a)	100	1,954
Mizuno Corp. (d)	124,000	710,815
Nidec Copal Corp.	100	1,067
Oakley, Inc.	1,743,516	49,515,854
SHIMANO, Inc.	100	3,435

		55,305,451

Media – 1.8%
Adlabs Films Ltd.	293,487	4,079,850
Austar United Communications Ltd.	100	141
Balaji Telefilms Ltd.	100	552
Cinemax India Ltd.	235,034	919,837
Clear Media Ltd. (a)	243,000	264,157
CTC Media, Inc.	100	2,714
cyber communications, Inc. (d)	6,000	4,350,438
CyberAgent, Inc. (d)	3,500	2,284,833
Dish TV India Ltd. (a)	50	132
E.W. Scripps Co. Class A	102,700	4,692,363
Eros International plc	841,600	6,548,816
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,761
Imagi International Holdings Ltd. (a)	2,000	576
Inox Leisure Ltd.	140,631	465,531
Lamar Advertising Co. Class A	100	6,276
Marvel Entertainment, Inc. (a)(d)	566,800	14,442,064
McGraw-Hill Companies, Inc.	100	6,808
News Corp. Class A	204	4,327
Omnicom Group, Inc.	1,939,096	102,616,960
ProQuest Co. (a)	40,500	386,370
PVR Ltd. (a)	442,073	2,276,635
RRSat Global Communications Network Ltd.	195,200	3,898,144
Shringar Cinemas Ltd. (a)	580,000	824,380
Trader Classified Media NV:
(A Shares)	100	30
Class A (NY Shares)	76,800	22,867
Usen Corp.	100	771
ValueCommerce Co. Ltd. (d)	820	495,356
Wire and Wireless India Ltd. (a)	44	69
Zee Entertainment Enterprises Ltd.	88	646
Zee News Ltd. (a)	39	46

		148,594,450

Multiline Retail – 0.2%
Don Quijote Co. Ltd.	300	6,017
Golden Eagle Retail Group Ltd. (H Shares)	1,000	789
JCPenney Co., Inc.	100	7,238
Lifestyle International Holdings Ltd.	2,328,500	9,038,006
Parkson Retail Group Ltd.	500	3,204
Ryohin Keikaku Co. Ltd.	56,300	3,487,894
Shopper’s Stop Ltd.	100	1,442

		12,544,590

Specialty Retail – 1.6%
Asahi Co. Ltd.	200	2,923
Blacks Leisure Group PLC	100	627
Build-A-Bear Workshop, Inc. (a)	1,338	34,975
Charming Shoppes, Inc. (a)	100	1,083
Chow Sang Sang Holdings International Ltd.	2,000	1,816
Cost Plus, Inc. (a)	100	848
DSG International PLC sponsored ADR	100	950
DSW, Inc. Class A (a)(d)	396,100	13,792,202
Esprit Holdings Ltd.	500	6,343
Fantastic Holdings Ltd.	110	400
Gamestop Corp. Class A (a)	1,088,700	42,568,170
Golfsmith International Holdings, Inc.	250	1,728
GOME Electrical Appliances Holdings Ltd.	184,497	282,673
Guess?, Inc.	200	9,608
Hennes & Mauritz AB (H&M) (B Shares)	100	5,944
Inditex SA	367,200	21,752,310
JB Hi-Fi Ltd.	100	917
KOMERI Co. Ltd.	100	2,663
Lewis Group Ltd.	724,400	6,303,498
Nafco Co. Ltd.	1,300	37,683
Nitori Co. Ltd.	100	4,994
Otsuka Kagu Ltd.	27,600	712,634
Pendragon PLC	500	793
RONA, Inc. (a)	100	2,089
Ross Stores, Inc.	1,216,155	37,457,574
Sharper Image Corp. (a)	100	1,139
Williams-Sonoma, Inc.	100	3,158
Xebio Co. Ltd.	100	2,679
Yamada Denki Co. Ltd.	77,010	8,053,660

		131,046,081

Textiles, Apparel & Luxury Goods – 1.7%
Asics Corp.	5,718,700	70,717,601
China Grand Forestry Resources Group Ltd. (a)	9,012,000	1,740,347
China Ting Group Holdings Ltd.	7,656,000	2,643,646
Columbia Sportswear Co.	188,300	12,932,444
Folli Follie SA	80	3,248
G-III Apparel Group Ltd. (a)	100	1,579
Liz Claiborne, Inc.	167,200	6,236,560
Luen Thai Holdings Ltd.	1,000	148

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	6

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Luxottica Group SpA sponsored ADR	100	$3,864
NIKE, Inc. Class B	200	11,658
Perry Ellis International, Inc. (a)	158,500	5,098,945
Phoenix Footwear Group, Inc. (a)	2,100	6,930
Polo Ralph Lauren Corp. Class A	26,400	2,590,104
Ports Design Ltd.	2,687,500	7,561,515
Quiksilver, Inc. (a)	20,068	283,561
The Swatch Group AG (Bearer)	100	28,569
Under Armour, Inc. Class A (sub. vtg.) (a)	70	3,196
VF Corp.	204,000	18,682,320
Volcom, Inc. (a)	59,000	2,957,670
Welspun India Ltd. (a)	100	160
Wolverine World Wide, Inc.	100	2,771
Yue Yuen Industrial Holdings Ltd.	3,349,300	10,387,319

		141,894,155

TOTAL CONSUMER DISCRETIONARY		1,050,389,805

CONSUMER STAPLES – 5.4%
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	41,539	1,634,560
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	44,331	598,776
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	7,000
sponsored ADR	20	1,404
Dynasty Fine Wines Group Ltd.	2,000	816
Fomento Economico Mexicano SA de CV sponsored ADR	74,700	2,937,204
Grupo Modelo SA de CV Series C	142,600	771,560
Heineken Holding NV (A Shares)	100	5,190
Jones Soda Co. (a)	45,559	638,737
Remy Cointreau SA	100	7,505
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	7,290
Yantai Changyu Pioneer Wine Co. (B Shares)	130	648

		6,610,892

Food & Staples Retailing – 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,062
Breadtalk Group Ltd.	1,000	320
CVS Caremark Corp.	1,044,400	38,068,380
Daikokutenbussan Co. Ltd.	79,000	807,575
Heng Tai Consumables Group Ltd. (a)	26,032,200	5,593,168
Lianhua Supermarket Holdings Co. (H Shares)	356,000	507,193
Metro AG	307,200	25,561,200
Performance Food Group Co. (a)	574,563	18,667,552
Plant Co. Ltd.	127,000	385,661
Safeway, Inc.	384,259	13,076,334
Shinsegae Co. Ltd.	100	65,162
Shinsegae Food Co. Ltd. (a)	100	9,742
Valor Co. Ltd.	651,000	7,426,559
Wal-Mart de Mexico SA de CV sponsored ADR (V Shares)	202	7,636
Whole Foods Market, Inc. (d)	236,525	9,058,908
X5 Retail Group NV unit (a)(f)	100	2,930

		119,240,382

Food Products – 1.8%
Barry Callebaut AG	85	64,432
Britannia Industries Ltd.	25,116	976,410
Campbell Soup Co.	100	3,881
CCL Products (India) Ltd.	103,953	735,046
Cermaq ASA	196,900	3,439,039
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	772
China Agri-Industries Holding Ltd.	2,000	1,358
China Foods Ltd.	2,000	1,358
China Huiyuan Juice Group Ltd.	500	587
China Mengniu Dairy Co. Ltd.	100	345
China Yurun Food Group Ltd.	1,000	1,118
Chiquita Brands International, Inc.	598,600	11,349,456
Corn Products International, Inc.	1,625,904	73,897,337
Green Mountain Coffee Roasters, Inc. (a)	100	7,874
Groupe Danone	218,000	17,708,373
Groupe Danone sponsored ADR	163,400	2,656,884
Hain Celestial Group, Inc. (a)	100	2,714
Heritage Foods (India) Ltd.	100	661
Hershey Co.	100	5,062
Hormel Foods Corp.	732,500	27,358,875
IAWS Group PLC (Ireland)	25,450	533,882
Nutreco Holding NV	100	7,329
REI Agro Ltd. (a)	170,000	918,902
Rocky Mountain Chocolate Factory, Inc.	100	1,588
Seaboard Corp.	430	1,008,350
Tingyi (Cayman Island) Holding Corp.	2,000	2,325
Uni-President Enterprises Corp.	1,000	1,005
Wimm-Bill-Dann Foods OJSC sponsored ADR	94,000	9,776,940

		150,461,903

Personal Products – 2.1%
Amorepacific Corp.	62	49,125
Avon Products, Inc.	1,743,079	64,058,153
Concern Kalina OJSC:
GDR (f)	21,643	845,255
sponsored ADR	21,300	831,859
Dabur India Ltd.	100	254
Estee Lauder Companies, Inc. Class A	100	4,551
Godrej Consumer Products Ltd.	162,080	577,129
Hengan International Group Co. Ltd. (d)	27,672,200	98,384,382
Kose Corp.	110	3,117

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER STAPLES – continued
Personal Products – continued
Marico Ltd.	100	$137
Natura Cosmeticos SA	168,300	2,429,711
NBTY, Inc. (a)	56,200	2,427,840
Shiseido Co. Ltd. sponsored ADR	207,200	4,361,560

		173,973,073

TOTAL CONSUMER STAPLES		450,286,250

ENERGY – 12.9%
Energy Equipment & Services – 9.2%
BJ Services Co.	3,128,800	88,983,072
Cameron International Corp. (a)	360,900	25,793,523
Dresser-Rand Group, Inc. (a)	1,689,569	66,737,976
Dril-Quip, Inc. (a)	1,418,720	63,771,464
ENSCO International, Inc.	285,500	17,418,355
Global Industries Ltd. (a)	1,127,293	30,233,998
Helmerich & Payne, Inc.	4,400	155,848
Input/Output, Inc. (a)(d)	1,237,611	19,319,108
Metretek Technologies, Inc. (a)(d)(e)	1,140,099	17,603,129
Nabors Industries Ltd. (a)	1,353,100	45,166,478
National Oilwell Varco, Inc. (a)	326,700	34,055,208
Newpark Resources, Inc. (a)(e)	6,563,987	50,870,899
Oil States International, Inc. (a)	75,700	3,129,438
Parker Drilling Co. (a)(e)	8,056,444	84,914,920
Patterson-UTI Energy, Inc.	1,034,083	27,103,315
RPC, Inc.	2,157,718	36,767,515
Saipem SpA	99,700	3,420,576
Tidewater, Inc.	579,600	41,082,048
TODCO (a)	511,000	24,124,310
Weatherford International Ltd. (a)	1,518,400	83,876,416

		764,527,596

Oil, Gas & Consumable Fuels – 3.7%
Canadian Natural Resources Ltd.	132,500	8,803,896
China Coal Energy Co. Ltd. (H Shares)	1,000	1,499
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	100	11,164
China Shenhua Energy Co. Ltd. (H Shares)	500	1,746
Cosmo Oil Co. Ltd.	1,596,000	8,811,952
EOG Resources, Inc.	100	7,306
Evergreen Energy, Inc. (a)(d)	1,533,433	9,246,601
Helix Energy Solutions Group, Inc. (a)	438,700	17,508,517
Hess Corp.	670,700	39,544,472
Holly Corp.	86,300	6,402,597
International Coal Group, Inc. (a)(d)	4,530,820	27,094,304
JKX Oil & Gas	91	616
Newfield Exploration Co. (a)	295,700	13,469,135
Niko Resources Ltd.	100	9,106
Nippon Oil Corp.	741,000	6,894,982
Noble Energy, Inc.	325,200	20,289,228
OPTI Canada, Inc. (a)	200	4,266
Peabody Energy Corp.	462	22,352
Penn Virginia Resource Partners LP	338,765	10,535,592
Petrobras Energia Participaciones SA sponsored ADR (B Shares) (a)	700	7,595
Petrohawk Energy Corp. (a)	1,466,200	23,253,932
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	10,668
sponsored ADR	100	12,127
Plains Exploration & Production Co. (a)	211,600	10,116,596
Rentech, Inc. (a)	100	259
Sasol Ltd. sponsored ADR	100	3,754
Southwestern Energy Co. (a)	54,200	2,411,900
Sunoco, Inc.	434,700	34,636,896
Surgutneftegaz JSC sponsored ADR	100	5,485
Tesoro Corp.	168,640	9,637,776
Toreador Resources Corp. (a)(d)	295,053	4,425,795
UraMin, Inc. (a)	100	787
Valero Energy Corp.	803,622	59,355,521
XTO Energy, Inc.	100	6,010

		312,544,432

TOTAL ENERGY		1,077,072,028

FINANCIALS – 9.8%
Capital Markets – 5.3%
Acta Holding ASA	1,774,850	9,329,911
AllianceBernstein Holding LP	1,507,328	131,273,196
Ameriprise Financial, Inc.	2,179,922	138,577,642
Charlemagne Capital Ltd.	2,252,100	3,210,934
Cohen & Steers, Inc.	100	4,345
Deutsche Bank AG (NY Shares)	100	14,474
EFG International	183,908	8,490,841
Espirito Santo Financial Group SA	100	4,196
Indiabulls Financial Services Ltd.	100	1,457
Investec PLC	100	1,291
JAFCO Co. Ltd.	51,200	2,361,286
Janus Capital Group, Inc.	477,700	13,299,168
Japan Asia Investment Co. Ltd.	988,000	6,185,027
Julius Baer Holding AG (Bearer)	226,706	16,312,588
Korea Investment Holdings Co. Ltd.	430,110	29,423,561
Legg Mason, Inc.	100	9,838
Man Group plc	485,400	5,936,116
Marusan Securities Co. Ltd. (d)	1,539,700	17,314,748
Mirae Asset Securities Co. Ltd.	213,166	19,220,362
MPC Muenchmeyer Petersen Capital AG	67,000	6,877,911
New Star Asset Management Group PLC	71,780	651,519
Nuveen Investments, Inc. Class A	100	6,215
Sparx Group Co. Ltd. (d)	12,480	9,271,841
T. Rowe Price Group, Inc.	347,863	18,050,611
TD Ameritrade Holding Corp. (a)	100	2,000
W.P. Carey & Co. LLC	138,112	4,343,622

		440,174,700

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	8

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Commercial Banks – 0.7%
Allahabad Bank	1,142,127	$2,328,361
Asya Katilim Bankasi AS	125,000	766,667
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	235,314
sponsored ADR (non-vtg.)	97,700	4,341,788
Banco Pastor SA	100	2,054
Banif SGPS SA	100	823
Bank of Ayudhya PCL (For. Reg.)	304,800	216,233
Bank of Baroda	1,157,580	9,263,497
Bank of Georgia unit (a)	100	4,300
Bank of India	100	572
Boston Private Financial Holdings, Inc.	195	5,240
Capitalia SpA	79	787
Capitol Bancorp Ltd.	399,373	10,914,864
Cathay General Bancorp	20	671
China Merchants Bank Co. Ltd. (H Shares)	1,000	3,044
Corp. Bank Ltd.	230,369	1,852,047
DnB Nor ASA	100	1,292
East West Bancorp, Inc.	100	3,888
Erste Bank AG	9,800	766,620
Fukuoka Financial Group, Inc. (a)	798,000	5,274,212
Fulton Financial Corp.	13	187
HDFC Bank Ltd. sponsored ADR	100	8,426
Hokuhoku Financial Group, Inc.	100	324
ICICI Bank Ltd. sponsored ADR	100	4,915
Juroku Bank Ltd. (d)	1,155,400	7,345,552
Lakeland Financial Corp.	200	4,254
Marshall & llsley Corp.	100	4,763
Oriental Bank of Commerce	182,856	1,040,415
OTP Bank Ltd.	100	5,808
PT Bank Central Asia Tbk	500	302
Punjab National Bank	100	1,614
Sberbank (Savings Bank of the Russian Federation) GDR	100	49,128
Siam City Bank PCL (For. Reg.)	236,300	130,004
State Bank of India	100	4,531
Sumitomo Trust & Banking Co. Ltd.	1,275,000	12,164,054
The Jammu & Kashmir Bank Ltd.	423	7,044
The Mie Bank Ltd.	1,000	5,034
UCO Bank (a)	1,431,669	839,041
UMB Financial Corp.	100	3,687
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	2,641,158
Union Bank of India	100	361
UTI Bank Ltd.	100	1,494
Vijaya Bank Ltd.	436,403	540,400
Wintrust Financial Corp.	100	4,385

		60,789,155

Diversified Financial Services – 0.0%
African Bank Investments Ltd.	100	423
Hong Kong Exchanges & Clearing Ltd.	100	1,413
Infrastructure Development Finance Co. Ltd.	100	325
Kotak Mahindra Bank Ltd.	100	1,661
Moody’s Corp.	53	3,297
SREI Infrastructure Finance Ltd.	100	221

		7,340

Insurance – 0.6%
Admiral Group PLC	1,356,400	24,214,465
April Group	100	5,285
Baloise Holdings AG (Reg.)	100	9,913
Benfield Group PLC	100	649
Brown & Brown, Inc.	100	2,514
China Life Insurance Co. Ltd. ADR	266	14,276
eHealth, Inc.	124,000	2,367,160
Genworth Financial, Inc. Class A (non-vtg.)	100	3,440
KMG America Corp. (a)	1,068,289	5,608,517
Marsh & McLennan Companies, Inc.	100	3,088
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	18,432
Penn Treaty American Corp. (a)	178,755	1,022,479
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	331,500	2,342,359
Power Financial Corp.	100	3,797
Principal Financial Group, Inc.	100	5,829
Reinsurance Group of America, Inc.	194,389	11,709,993
Samsung Fire & Marine Insurance Co. Ltd.	100	19,267
UNIPOL Assicurazioni SpA	100	361
Universal American Financial Corp. (a)	34,900	742,672

		48,094,496

Real Estate Investment Trusts – 1.0%
Alexandria Real Estate Equities, Inc.	100	9,682
American Financial Realty Trust (SBI)	212,800	2,196,096
BioMed Realty Trust, Inc.	100	2,512
British Land Co. PLC	1,596	42,946
CFS Retail Property Trust	3,169,200	5,777,745
DA Office Investment Corp. (d)	100	657,681
Digital Realty Trust, Inc.	100	3,768
General Growth Properties, Inc.	154,600	8,186,070
Hospitality Properties Trust (SBI)	341,100	14,152,239
K-REIT Asia	738,020	1,378,261
Land Securities Group PLC	150,016	5,250,737
Link (REIT)	500	1,106
Plum Creek Timber Co., Inc.	100	4,166
RAIT Financial Trust (SBI)	200,600	5,219,612
Senior Housing Properties Trust (SBI)	2,109,110	42,920,389

		85,803,010

Real Estate Management & Development – 1.9%
Ayala Land, Inc.	14,622,600	5,536,467
Babis Vovos International Technical SA	12,465	403,196
Capital & Regional PLC	529,100	12,356,709

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Real Estate Management & Development – continued
CB Richard Ellis Group, Inc. Class A (a)	153,300	$5,595,450
China Seven Star Shopping Ltd. (a)	10,000	1,266
Derwent London PLC	247,400	9,116,352
Fabege AB	685,400	7,566,117
Hang Lung Properties Ltd.	1,000	3,447
Henderson Land Development Co. Ltd.	1,000	6,810
Hopson Development Holdings Ltd.	8,390,000	23,552,345
Indiabulls Real Estate Ltd. (a)	300	3,097
Joint Corp.	20,600	647,304
Kenedix, Inc. (d)	6,992	13,057,486
Keppel Land Ltd.	1,200,100	6,856,819
Kerry Properties Ltd.	6,148,991	38,612,065
Megaworld Corp.	12,277,000	1,062,484
Mirland Development Corp. PLC	63,000	752,736
New World China Land Ltd.	12,373,200	10,523,043
Patrizia Immobilien AG	814,200	14,457,430
PIK Group GDR (a)	100	2,500
Robinsons Land Corp.	4,868,500	2,053,997
Sankei Building Co. Ltd. (d)	441,700	4,461,471
Shun Tak Holdings Ltd.	1,494,200	2,197,578
Sistema-Hals JSC unit (a)	100	1,200
SM Prime Holdings, Inc.	125	32
Songbird Estates PLC Class B	591,400	3,265,873

		162,093,274

Thrifts & Mortgage Finance – 0.3%
BankUnited Financial Corp. Class A	403,390	8,096,037
Clayton Holdings, Inc. (a)	800	9,112
Housing Development Finance Corp. Ltd.	84	4,215
Hypo Real Estate Holding AG	11,800	766,725
Hypo Real Estate Holding AG ADR	11,800	769,360
IndyMac Bancorp, Inc.	100	2,917
Radian Group, Inc.	233,477	12,607,758

		22,256,124

TOTAL FINANCIALS		819,218,099

HEALTH CARE – 12.2%
Biotechnology – 0.7%
3SBio, Inc. ADR	55,600	535,984
Alnylam Pharmaceuticals, Inc. (a)	79,700	1,210,643
Basilea Pharmaceutica AG (a)	29,070	6,436,997
BioCryst Pharmaceuticals, Inc. (a)(d)	590,769	4,566,644
Celgene Corp. (a)	100	5,733
Cepheid, Inc. (a)	66,600	972,360
CSL Ltd.	183	13,655
Cubist Pharmaceuticals, Inc. (a)	100	1,971
CuraGen Corp. (a)	294,635	580,431
CytRx Corp. (a)	186,785	582,769
deCODE genetics, Inc. (a)	327,482	1,223,145
Digene Corp. (a)	100	6,005
Genentech, Inc. (a)	100	7,566
Genitope Corp. (a)	100	386
Genomic Health, Inc. (a)	763	14,344
Genta, Inc. (a)	100	29
Human Genome Sciences, Inc. (a)(d)	1,338,082	11,935,691
Infinity Pharmaceuticals, Inc. (a)	100	1,088
Insmed, Inc. (a)	1,000,074	810,060
lomai Corp. (a)	100	182
MannKind Corp. (a)	40	493
Medarex, Inc. (a)	179,700	2,567,913
Molecular Insight Pharmaceuticals, Inc.	66,700	629,648
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	703,584
Myriad Genetics, Inc. (a)	100	3,719
Orchid Cellmark, Inc. (a)	927,253	4,302,454
Osiris Therapeutics, Inc.	100	1,351
Pro-Pharmaceuticals, Inc. (a)	100	42
Q-Med AB	101,500	1,454,367
Sangamo Biosciences, Inc. (a)(d)(e)	2,268,749	18,422,242
Seattle Genetics, Inc. (a)	385,945	3,786,120
Sino Biopharmaceutical Ltd.	4,000	803
Sonus Pharmaceuticals, Inc. (a)	100	528
Synta Pharmaceuticals Corp.	100	830
Telik, Inc. (a)	100	338
Theravance, Inc. (a)	100	3,200
TorreyPines Therapeutics, Inc. (a)	100	695
Trubion Pharmaceuticals, Inc.	100	2,088
VaxGen, Inc. (a)	100	160
Vion Pharmaceuticals, Inc. (a)	100	108

		60,786,366

Health Care Equipment & Supplies – 2.7%
Abiomed, Inc. (a)	100	1,078
Align Technology, Inc. (a)	100	2,416
American Medical Systems Holdings, Inc. (a)	100	1,804
Angiodynamics, Inc. (a)	648	11,670
Beckman Coulter, Inc.	513,100	33,187,308
Becton, Dickinson & Co.	919,332	68,490,234
bioMerieux SA	100	8,608
Biophan Technologies, Inc. (a)	100	16
Clinical Data, Inc. (a)	100	2,116
Cochlear Ltd.	100	5,172
DENTSPLY International, Inc.	100	3,826
Edwards Lifesciences Corp. (a)	1,760,680	86,871,951
Fresenius AG	300	23,111
Gen-Probe, Inc. (a)	100	6,042
Greatbatch, Inc. (a)	100	3,240
Gyrus Group PLC (a)	85,500	810,818
Hologic, Inc. (a)	200	11,062
I-Flow Corp. (a)	200	3,348
IDEXX Laboratories, Inc. (a)	100	9,463
Immucor, Inc. (a)	100	2,797
Inverness Medical Innovations, Inc. (a)	21,100	1,076,522
Kinetic Concepts, Inc. (a)	100	5,197
Kyphon, Inc. (a)	100	4,815

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	10

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Meridian Bioscience, Inc.	150	$3,249
Mindray Medical International Ltd. sponsored ADR	118,000	3,602,540
Neogen Corp. (a)	100	2,876
NMT Medical, Inc. (a)	100	1,188
NuVasive, Inc. (a)	100	2,701
Optos PLC (a)	100	508
Palomar Medical Technologies, Inc. (a)	206,899	7,181,464
Quidel Corp. (a)	1,190,525	20,905,619
Somanetics Corp. (a)	100	1,831
St. Jude Medical, Inc. (a)	100	4,149
ThermoGenesis Corp. (a)	1,168,959	3,226,327
Varian Medical Systems, Inc. (a)	100	4,251
Zimmer Holdings, Inc. (a)	100	8,489

		225,487,806

Health Care Providers & Services – 1.3%
Acibadem Saglik Hizmetleri AS	185	1,297
Aetna, Inc.	100	4,940
Apollo Hospitals Enterprise Ltd.	100	1,283
Bangkok Dusit Medical Service PCL (For. Reg.)	100	129
Brookdale Senior Living, Inc.	221,620	10,099,223
Bumrungrad Hospital PCL (For. Reg.)	100	138
Chindex International, Inc. (a)(d)(e)	429,400	9,511,210
Diagnosticos da America SA	1,000	22,135
Health Grades, Inc. (a)	335,121	2,181,638
Health Management Associates, Inc. Class A	100	1,136
Health Net, Inc. (a)	245,000	12,936,000
Humana, Inc. (a)	164,700	10,031,877
Laboratory Corp. of America Holdings (a)	383,800	30,036,188
Lincare Holdings, Inc. (a)	907,800	36,175,830
Medial Saude SA	180,000	2,939,194
National Research Corp.	100	2,517
Network Healthcare Holdings Ltd.	100	204
Nighthawk Radiology Holdings, Inc. (a)	500	9,025
Ramsay Health Care Ltd.	100	951
Sonic Healthcare Ltd.	100	1,277

		113,956,192

Health Care Technology – 1.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	88,800	2,262,624
Cerner Corp. (a)	26,400	1,464,408
Eclipsys Corp. (a)	619,353	12,263,189
Emageon, Inc. (a)	100	902
Health Corp. (a)	1,907,419	26,722,940
iCAD, Inc. (a)	100	414
IMS Health, Inc.	1,842,900	59,212,377
Merge Technologies, Inc. (a)	200	1,306
Phase Forward, Inc. (a)	49,900	839,817
ProxyMed, Inc. (a)	100	229
TriZetto Group, Inc. (a)	1,053,136	20,388,713

		123,156,919

Life Sciences Tools & Services – 4.8%
Applera Corp.:
– Applied Biosystems Group	100	3,054
– Celera Genomics Group (a)	400	4,960
Bachem Holding AG (B Shares)	100	8,342
Bio-Imaging Technologies, Inc. (a)	100	683
Bio-Rad Laboratories, Inc. Class A (a)	327	24,711
Cambrex Corp.	100	1,327
Charles River Laboratories International, Inc. (a)	430,900	22,243,058
Dionex Corp. (a)	100	7,099
Evotec OAI AG (a)	100	436
Exelixis, Inc. (a)	74	895
Harvard Bioscience, Inc. (a)(e)	1,875,657	9,847,199
ICON PLC sponsored ADR	406,452	17,778,210
Illumina, Inc. (a)	100	4,059
Invitrogen Corp. (a)	87,800	6,475,250
Luminex Corp. (a)	100	1,231
Millipore Corp. (a)	561,750	42,181,808
Nektar Therapeutics (a)	100	949
QIAGEN NV (a)(d)	4,314,300	76,751,397
Thermo Fisher Scientific, Inc. (a)	3,736,100	193,231,092
Third Wave Technologies, Inc. (a)	470,674	2,753,443
Varian, Inc. (a)	105,600	5,790,048
Ventana Medical Systems, Inc. (a)	56,643	4,376,805
Waters Corp. (a)	307,920	18,278,131

		399,764,187

Pharmaceuticals – 1.2%
Akorn, Inc. (a)	815,100	5,697,549
Allergan, Inc.	120,216	6,929,250
BioMimetic Therapeutics, Inc.	40,300	629,889
Boiron SA	55	1,853
Chugai Pharmaceutical Co. Ltd.	100	1,798
Daiichi Sankyo Co. Ltd	100	2,655
Discovery Laboratories, Inc. (a)	1,989,217	5,629,484
Endo Pharmaceuticals Holdings, Inc. (a)	2,348,697	80,395,898
Hi-Tech Pharmacal Co., Inc. (a)	100	1,194
MGI Pharma, Inc. (a)	100	2,237
Pfizer Ltd.	100	1,986
Ranbaxy Laboratories Ltd. sponsored GDR	75	664
Roche Holding AG (participation certificate)	149	26,507
SuperGen, Inc. (a)	100	556
Wockhardt Ltd.	86,000	816,284

		100,137,804

TOTAL HEALTH CARE		1,023,289,274

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INDUSTRIALS – 13.1%
Aerospace & Defense – 0.3%
Ceradyne, Inc. (a)	277,245	$20,505,040
DHB Industries, Inc. (a)	91,800	481,950
DynCorp International, Inc. Class A	129,900	2,856,501
Embraer – Empresa Brasileira de Aeronautica SA sponsored ADR	100	4,821
General Dynamics Corp.	200	15,644
QinetiQ Group plc	100	373

		23,864,329

Air Freight & Logistics – 0.2%
Business Post Group PLC	200	1,920
C.H. Robinson Worldwide, Inc.	400	21,008
Expeditors International of Washington, Inc.	200	8,260
FedEx Corp.	100	11,097
Panalpina Welttransport Holding AG	82,690	17,531,688

		17,573,973

Airlines – 0.1%
Air China Ltd. (H Shares)	2,000	1,527
easyJet PLC (a)	100	1,054
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	7,957,240

		7,959,821

Building Products – 0.0%
Ameron International Corp.	159	14,340
Duratex SA	100	2,851
PGT, Inc.	100	1,093
Trex Co., Inc. (a)	100	1,963

		20,247

Commercial Services & Supplies – 2.0%
Administaff, Inc.	100	3,349
Advisory Board Co. (a)	100	5,556
Allied Waste Industries, Inc. (a)	4,467,000	60,125,820
Bio-Treat Technology Ltd.	961,416	549,309
Equifax, Inc.	1,421,803	63,156,489
Experian Group Ltd.	100	1,264
Fuel Tech, Inc. (a)	133,100	4,558,675
GFK AG	20	987
Intertek Group PLC	484	9,564
Kenexa Corp. (a)	614,092	23,157,409
Korn/Ferry International (a)	264,000	6,932,640
Midas International Holdings Ltd.	4,166,000	506,152
Monster Worldwide, Inc. (a)	100	4,110
Pike Electric Corp. (a)(d)	102,200	2,287,236
Randstad Holdings NV	62,140	4,949,301
Ritchie Brothers Auctioneers, Inc.	100	6,262
Robert Half International, Inc.	100	3,650
Sinomem Technology Ltd.	2,723,000	2,702,641
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	100	118,861
Steelcase, Inc. Class A	100	1,850
Stericycle, Inc. (a)	200	8,892
Taiwan Secom Co.	155,000	265,119
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,386,000	1,059,991
United Envirotech Ltd.	1,000	202

		170,415,329

Construction & Engineering – 0.6%
Fluor Corp.	37,900	4,220,923
Gammon India Ltd.	100	1,015
GS Engineering & Construction Corp.	29,690	3,551,167
Hindustan Construction Co. Ltd.	100	304
Insituform Technologies, Inc. Class A (a)	300	6,543
IVRCL Infrastructures & Projects Ltd.	688,326	6,107,885
Jacobs Engineering Group, Inc. (a)	340,140	19,561,451
Larsen & Toubro Ltd.	100	5,424
Nagarjuna Construction Co. Ltd.	175,022	769,622
Orascom Construction Industries SAE GDR	100	13,250
Prajay Engineers Syndicate Ltd.	115,252	717,250
Schmack Biogas AG (d)	65,400	4,956,692
Shaw Group, Inc. (a)	130,000	6,017,700
SNC-Lavalin Group, Inc.	100	3,652
Taihei Dengyo Kaisha Ltd.	462,000	3,507,389
Unitech Ltd.	100	1,246

		49,441,513

Electrical Equipment – 3.1%
Acuity Brands, Inc. (d)	212,900	12,833,612
AstroPower, Inc. (a)	100	0
Ceres Power Holdings PLC (a)	20,100	117,052
Conergy AG	100	7,850
Cooper Industries Ltd. Class A	2,067,740	118,047,277
Crompton Greaves Ltd.	100	625
Distributed Energy Systems Corp. (a)	100	130
Dongfang Electrical Machinery Co. Ltd. (H Shares)	366,000	2,026,780
First Solar, Inc.	718	64,110
Genlyte Group, Inc. (a)	100	7,854
Grupo Corporacion Tecnologica SA	100	3,654
Harbin Electric, Inc. (a)	93,494	1,543,586
Hitachi Cable Ltd.	1,000	5,862
Johnson Electric Holdings Ltd. sponsored ADR	100	545
Jyoti Structures Ltd.	100	460
Kalpataru Power Transmission Ltd.	40,000	1,464,380
KEC International Ltd.	100	1,383
Legrand SA	100	3,623
Neo-Neon Holdings Ltd.	12,185,000	25,993,171
Nexans SA	17,400	2,915,386
Prysmian SpA	116,600	2,834,204
Q-Cells AG	200	17,375
Renewable Energy Corp. AS	284,000	11,076,443
Rockwell Automation, Inc. (d)	603,311	41,893,916
Schneider Electric SA	89,800	12,655,473

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	12

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – continued
Seoul Semiconductor Co. Ltd.	191,880	$11,215,589
Solar Integrated Technologies, Inc. (a)	100	225
SolarWorld AG (d)	404,968	18,744,462
Thomas & Betts Corp. (a)	100	5,800
Vestas Wind Systems AS (a)	100	6,620

		263,487,447

Industrial Conglomerates – 0.4%
3M Co.	100	8,679
Adilya Birla Nuvo Ltd.	100	3,307
Hutchison Whampoa Ltd. ADR	100	4,995
McDermott International, Inc. (a)	56,000	4,654,720
NWS Holdings Ltd.	2,190,535	5,462,890
Sequa Corp. Class A (a)	6,243	699,216
Shanghai Industrial Holdings Ltd. (H Shares)	929,000	3,564,303
Siemens India Ltd.	100	3,440
Teleflex, Inc.	201,900	16,511,382

		30,912,932

Machinery – 5.9%
A.S.V., Inc. (a)	100	1,728
AGCO Corp. (a)	4,005,723	173,888,435
Albany International Corp. Class A	100	4,044
American Science & Engineering, Inc. (a)	100	5,685
Badger Meter, Inc. (d)	660,463	18,664,684
Bucher Industries AG	500	80,345
China Infrastructure Machinery Holdings Ltd.	326,000	712,104
China Metal International Holdings, Inc.	2,000	721
China Yuchai International Ltd.	100	1,142
Circor International, Inc.	250,853	10,141,987
Crane Co.	704,484	32,018,798
Cummins India Ltd.	100	839
Danaher Corp.	100	7,550
Deere & Co.	821,100	99,139,614
Delachaux SA	49,989	4,808,925
Doosan Infracore Co. Ltd.	100	3,356
Dover Corp.	578,841	29,607,717
Eicher Motors Ltd.	100	870
ESCO Technologies, Inc. (a)	100	3,626
Graco, Inc.	100	4,028
Haitian International Holdings Ltd.	1,139,000	872,546
Hamworthy PLC	74,400	866,535
Hexagon AB (B Shares)	55,200	1,069,392
Hyflux Ltd.	100	191
IDEX Corp.	1,650	63,591
Jain Irrigation Systems Ltd.	100	1,186
JTEKT Corp.	1,000	18,107
Kadant, Inc. (a)	178,881	5,581,087
KCI Konecranes Oyj	100	4,210
Komax Holding AG (Reg.)	100	16,945
Krones AG	2,900	676,646
MAN AG	156,600	22,626,975
Metso Corp. sponsored ADR	100	5,894
PACCAR, Inc.	150	13,056
Parker Hannifin Corp.	183,900	18,005,649
Railpower Technologies Corp. (a)	100	40
Shanthi Gears Ltd.	130,010	227,297
Shin Zu Shing Co. Ltd.	1,050,000	8,081,857
SPX Corp.	468,580	41,146,010
Tata Motors Ltd.	100	1,654
Tata Motors Ltd. sponsored ADR	100	1,642
Terex Corp. (a)	308,286	25,063,652
Thermax Ltd.	100	1,240
Uzel Makina Sanayi AS (a)	415,173	733,868
Valmont Industries, Inc.	100	7,276
Vossloh AG	20,600	2,419,709
Wabash National Corp	100	1,463

		496,603,916

Marine – 0.0%
Hanjin Shipping Co. Ltd.	80	3,524
Kuehne & Nagel International AG	100	9,234

		12,758

Road & Rail – 0.5%
Burlington Northern Santa Fe Corp.	100	8,514
Con-way, Inc.	438,600	22,035,264
CSX Corp.	354,900	15,998,892
Guangshen Railway Co. Ltd. sponsored ADR	100	4,045
Knight Transportation, Inc.	225	4,361
Landstar System, Inc.	100	4,825
Norfolk Southern Corp.	100	5,257
Old Dominion Freight Lines, Inc. (a)	100	3,015

		38,064,173

Trading Companies & Distributors – 0.0%
Aircastle Ltd.	100	3,981
GATX Corp.	100	4,925
MSC Industrial Direct Co., Inc. Class A	77	4,235
Richelieu Hardware Ltd.	100	2,283

		15,424

Transportation Infrastructure – 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,686
Macquarie Infrastructure Group unit	102	311

		1,997

TOTAL INDUSTRIALS		1,098,373,859

INFORMATION TECHNOLOGY – 23.0%
Communications Equipment – 5.1%
ADC Telecommunications, Inc. (a)	1,677,096	30,741,170
Airspan Networks, Inc. (a)	100	363
Alvarion Ltd. (a)	600	5,598
Cisco Systems, Inc. (a)	4,494,100	125,160,685

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
CommScope, Inc. (a)	100	$5,835
F5 Networks, Inc. (a)	510,800	41,170,480
Finisar Corp. (a)	100	378
Gemtek Technology Corp.	151,000	389,722
Harris Corp.	100	5,455
Infinera Corp.	100	2,492
Juniper Networks, Inc. (a)	8,706,696	219,147,521
Option NV (a)	360	7,167
Plantronics, Inc.	7,900	207,138
RADWARE Ltd. (a)	324,500	4,721,475
Vyyo, Inc. (a)	100	664
Zyxel Communications Corp.	1,038,470	1,922,153

		423,488,296

Computers & Peripherals – 2.7%
Acer, Inc.	7,628,000	15,610,140
Apple, Inc. (a)	980,500	119,660,220
ASUSTeK Computer, Inc.	459,000	1,267,367
Diebold, Inc.	100	5,220
Gemalto NV (a)	16	372
I-Chiun Precision Industries Co. Ltd.	3,671,000	5,499,772
Lenovo Group Ltd.	5,280,000	3,112,953
Lenovo Group Ltd. ADR	100	1,165
Lexmark International, Inc. Class A (a)	623,600	30,749,716
Logitech International SA (a)	250,943	6,622,386
Logitech International SA (Reg.) (a)	200	5,278
Moser-Baer India Ltd.	100	1,154
Psion PLC	33	84
SanDisk Corp. (a)	20	979
Sun Microsystems, Inc. (a)	7,990,500	42,030,030
Unisteel Technology Ltd.	2,470,625	3,613,699

		228,180,535

Electronic Equipment & Instruments – 2.3%
Acacia Research Corp. – Acacia Technologies (a)	100	1,616
Agilent Technologies, Inc. (a)	1,094,059	42,055,628
Amphenol Corp. Class A	200	7,130
China EnerSave Ltd.	12,373,000	1,737,043
CPI International, Inc.	754,472	14,961,180
Daktronics, Inc.	200	4,296
Digital China Holdings Ltd. (H Shares)	19,601,000	8,548,114
Echelon Corp. (a)	4,525	70,726
Everlight Electronics Co. Ltd.	3,399,000	12,198,610
Gold Circuit Electronics Ltd.	4,532,000	3,529,811
Hana Microelectronics PCL (For. Reg.)	509,400	416,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	433,720
Horiba Ltd.	100	4,100
Ingenico SA (d)	364,130	10,792,617
IPG Photonics Corp.	52,543	1,048,233
Itron, Inc. (a)	109,136	8,506,060
L-1 Identity Solutions, Inc.	100	2,045
Maxwell Technologies, Inc. (a)(d)	315,586	4,487,633
Measurement Specialties, Inc. (a)	100	2,368
Meiko Electronics Co. Ltd.	100	3,719
Mettler-Toledo International, Inc. (a)	505,174	48,249,169
Motech Industries, Inc.	196,000	2,574,221
Murata Manufacturing Co. Ltd.	100	7,543
Nichicon Corp.	113,100	1,615,321
Nihon Dempa Kogyo Co. Ltd.	100	5,684
Nippon Electric Glass Co. Ltd.	594,000	10,490,013
NovAtel, Inc. (a)	100	3,630
Oriental Investment Corp. Ltd. (a)	20,000	2,097
Prime View International Co. Ltd. (a)	1,304,000	1,481,637
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	3,700
Sunpower Corp. Class A (a)(d)	300,800	18,965,440
Tektronix, Inc.	100	3,374
Unity Opto Technology Co. Ltd.	1,000	1,289
Universal Display Corp. (a)	25,600	402,176
Yageo Corp. sponsored GDR (a)	100	235

		192,616,874

Internet Software & Services – 1.8%
Answers Corp. (a)	100	1,235
aQuantive, Inc. (a)	11	702
Art Technology Group, Inc. (a)	100	266
Aun Consulting, Inc. (a)	36	64,599
Baidu.com, Inc. sponsored ADR (a)	100	16,798
Blinkx PLC	3,876,776	3,386,455
CNET Networks, Inc. (a)	100	819
DA Consortium, Inc.	1,591	888,769
DealerTrack Holdings, Inc. (a)	992,361	36,558,579
Digital River, Inc. (a)	100	4,525
eCollege.com (a)	148,433	3,302,634
F@N Communications, Inc. (d)	325	538,324
INFO Edge India Ltd.	100	1,924
Internap Network Services Corp. (a)(d)	1,104,439	15,926,010
LBI International AB (a)	82,100	642,213
LivePerson, Inc. (a)	1,268,773	6,787,936
LoopNet, Inc.	390,991	9,121,820
Omniture, Inc.	196,105	4,494,727
Online Resources Corp. (a)	100	1,098
Open Business Club AG	44,990	2,786,911
Open Text Corp. (a)	36,700	804,110
Openwave Systems, Inc.	100	626
Rediff.com India Ltd. sponsored ADR (a)(d)	39,000	698,880
Sify Ltd. sponsored ADR (a)(d)	677,350	5,974,227
Tencent Holdings Ltd.	1,904,000	7,670,350
TheStreet.com, Inc.	100	1,088
ValueClick, Inc. (a)	766,361	22,576,995
VistaPrint Ltd. (a)	203,412	7,780,509
Visual Sciences, Inc. (a)	699,000	10,813,530
Websense, Inc. (a)	620,936	13,194,890

		154,041,549

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	14

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – 2.0%
Authorize. Net Holdings, Inc. (a)	402,211	$7,195,555
Cap Gemini SA	36,800	2,707,904
CheckFree Corp. (a)	100	4,020
Cognizant Technology Solutions Corp. Class A (a)	138,600	10,407,474
eLoyally Corp.	100	2,225
Mastercard, Inc. Class A (d)	385,900	64,009,233
Nomura Research Institute Ltd.	2,787,400	82,155,421
Patni Computer Systems Ltd. sponsored ADR	39,500	995,795
SAIC, Inc.	24,700	446,329
Syntel, Inc.	100	3,039
WNS Holdings Ltd. ADR	100	2,846

		167,929,841

Office Electronics – 0.0%
Zebra Technologies Corp. Class A (a)	75	2,906

Semiconductors & Semiconductor Equipment – 6.3%
Advanced Micro Devices, Inc. (a)	100	1,430
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	2,000	200
Advantest Corp. ADR	100	4,374
Aixtron AG (a)	200	1,762
Aixtron AG sponsored ADR (a)	100	870
Alliance Semiconductor Corp.	100	500
Altera Corp.	8,884,324	196,610,090
ANADIGICS, Inc. (a)(d)	1,110,248	15,310,320
Arima Optoelectronics Corp.	1,743,000	2,387,708
ARM Holdings PLC sponsored ADR	100	875
ASML Holding NV (a)	120,600	3,310,470
ASML Holding NV (NY Shares) (a)	1,495,800	41,059,710
ATMI, Inc. (a)(e)	1,775,576	53,267,280
Bright Led Electronics Corp.	962,000	1,595,498
Cambridge Display Technologies, Inc. (a)	100	641
Credence Systems Corp. (a)	100	360
Cree, Inc. (a)(d)	863,216	22,314,134
Elpida Memory, Inc. (a)	100	4,409
Epistar Corp.	7,649,000	31,423,045
Ersol Solar Energy AG (a)	100	9,081
Fairchild Semiconductor International, Inc. (a)	100	1,932
Formosa Epitaxy, Inc. (a)	1,000	984
Global Mixed-Mode Tech, Inc.	82,000	1,041,906
Harvatek Corp.	1,000	1,411
Hittite Microwave Corp. (a)	100	4,273
Holtek Semiconductor, Inc.	1,385,000	2,813,149
Infineon Technologies AG sponsored ADR (a)	100	1,653
Integrated Device Technology, Inc. (a)	1,091,753	16,671,068
International Rectifier Corp. (a)	51,600	1,922,616
Intersil Corp. Class A	1,226,143	38,574,459
KLA-Tencor Corp.	100	5,495
Lam Research Corp. (a)	100	5,140
LSI Corp. (a)	1,747,021	13,120,128
MediaTek, Inc.	689,000	10,774,832
Microchip Technology, Inc.	100	3,704
MIC Probe, Inc.	1,000	4,215
National Semiconductor Corp.	100	2,827
O2Micro International Ltd. sponsored ADR (a)	202,400	2,241,580
Opto Technology Corp. (a)	8,347,000	7,113,051
Powertech Technology, Inc.	1,000,000	4,184,484
Realtek Semiconductor Corp.	154,000	766,707
Richtek Technology Corp.	1,595,000	25,332,926
Saifun Semiconductors Ltd. (a)	3,700	43,956
Samco, Inc.	100	1,161
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	689
Silicon Laboratories, Inc. (a)	100	3,461
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,363,400	14,997,400
SiRF Technology Holdings, Inc. (a)	100	2,074
Skyworks Solutions, Inc. (a)	100	735
Soitec SA (a)	62,400	1,335,189
Supertex, Inc. (a)	100	3,134
Teradyne, Inc. (a)	729,000	12,815,820
Tyntek Corp.	1,000	1,093
Ultratech, Inc. (a)	100	1,333
Varian Semiconductor Equipment Associates, Inc. (a)	100	4,006
Veeco Instruments, Inc. (a)	100	2,074
Zetex PLC	876,700	1,566,846

		522,670,268

Software – 2.8%
Activision, Inc. (a)	1	19
Adobe Systems, Inc. (a)	652,500	26,197,875
Amdocs Ltd. (a)	383,000	15,251,060
Autonomy Corp. PLC (a)	3,876,776	56,051,668
Business Objects SA sponsored ADR (a)	517,900	20,115,236
Cadence Design Systems, Inc. (a)	997,331	21,901,389
Cognos, Inc. (a)	219,800	8,719,467
Digimarc Corp. (a)	100	981
Electronic Arts, Inc. (a)	197,741	9,357,104
Financial Technology (India) Ltd.	78	5,799
Interactive Intelligence, Inc. (a)	339,714	6,998,108
Kingdee International Software Group Co. Ltd.	2,552,000	2,310,743
Lawson Software, Inc. (a)	100	989
Midway Games, Inc. (a)	100	636
Napster, Inc. (a)	100	340
Nintendo Co. Ltd.	100	36,680
Quality Systems, Inc. (d)	309,043	11,734,363
Salary.com, Inc.	185,900	2,230,800
Sandvine Corp. (a)	1,910,200	10,579,845
Scientific Learning Corp. (a)	100	675
Smith Micro Software, Inc. (a)	100	1,506

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Subex Azure Ltd.	89	$1,355
Symantec Corp. (a)	100	2,020
Tata Elxsi Ltd.	100	831
Telelogic AB (a)(d)	3,423,100	10,510,440
The9 Ltd. sponsored ADR (a)(d)	155,000	7,170,300
THQ, Inc. (a)	1,100	33,572
Ubisoft Entertainment SA (a)	384,500	20,372,967

		229,586,768

TOTAL INFORMATION TECHNOLOGY		1,918,517,037

MATERIALS – 6.0%
Chemicals – 1.9%
ADA-ES, Inc. (a)	100	2,093
Advansa Sasa Polyester Sanayi AS (a)	1	1
Air Products & Chemicals, Inc.	100	8,037
Asian Paints India Ltd.	385,678	7,710,229
Dyno Nobel Ltd.	100	203
Ecolab, Inc.	1,580,000	67,466,000
Filtrona PLC	50	262
JSR Corp.	394,700	9,534,203
Jubilant Organosys Ltd.	100	760
Kuraray Co. Ltd.	125,000	1,466,588
Lubrizol Corp.	173,200	11,180,060
Methanex Corp.	103,700	2,573,882
Monsanto Co.	200	13,508
Quaker Chemical Corp.	100	2,360
Recticel SA	100	1,529
RPM International, Inc.	100	2,311
Sensient Technologies Corp.	732,890	18,608,077
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	603,724
Sodiff Advanced Materials Co. Ltd.	100	4,817
Syngenta AG sponsored ADR	74,500	2,900,285
Terra Nitrogen Co. LP	103,700	13,177,159
Tokuyama Corp.	2,117,000	27,605,569
United Phosphorous Ltd.	100	768
Zoltek Companies, Inc. (a)	100	4,153

		162,866,578

Construction Materials – 0.0%
Florida Rock Industries, Inc.	100	6,750
Headwaters, Inc. (a)	100	1,727
Shree Cement Ltd.	100	3,157

		11,634

Containers & Packaging – 0.0%
Essel Propack Ltd. (a)	1,080,401	1,731,574
Packaging Corp. of America	100	2,531
Sealed Air Corp.	200	6,204
Sonoco Products Co.	100	4,281

		1,744,590

Metals & Mining – 3.2%
Adilya Birla Minerals Ltd.	394,800	950,749
Agnico-Eagle Mines Ltd. (a)	23,350	417,732
Alamos Gold, Inc. (a)	2,718,700	14,036,940
Aquarius Platinum Ltd. (Australia)	42,383	1,290,917
Barrick Gold Corp.	81,700	2,376,030
BHP Billiton Ltd. sponsored ADR	100	5,975
BlueScope Steel Ltd.	100	877
Brush Engineered Materials, Inc. (a)	100	4,199
Eldorado Gold Corp. (a)	8,085,900	47,365,422
FNX Mining Co., Inc. (a)	100	3,043
Freeport-McMoRan Copper & Gold, Inc. Class B	80,668	6,680,924
Grupo Mexico SA de CV Series B	100	611
High River Gold Mines Ltd. (a)	8,491,900	23,118,057
IAMGOLD Corp.	3,863,100	29,737,076
Inmet Mining Corp.	100	7,735
Ivanhoe Mines Ltd. (a)	100	1,418
Kinross Gold Corp. (a)	4,564,666	53,091,961
Lihir Gold Ltd. (a)	2,370,500	6,030,196
Lihir Gold Ltd. sponsored ADR	909,500	23,355,960
Lundin Mining Corp. (a)	970,821	11,720,026
Maharashtra Seamless Ltd.	70,000	1,145,392
Mechel Steel Group OAO sponsored ADR	100	3,653
Meridian Gold, Inc. (a)	100	2,758
Miramar Mining Corp. (a)	1,007,300	4,359,214
Newcrest Mining Ltd.	850,000	16,469,309
Newmont Mining Corp.	274,500	10,721,970
Northern Orion Resources, Inc. (a)	100	570
POSCO sponsored ADR	100	12,000
Royal Gold, Inc.	459,942	10,932,821
Shore Gold, Inc. (a)	805,600	3,705,647
Sumitomo Metal Mining Co. Ltd.	1,600	34,752
Vedanta Resources PLC	100	3,243
Xstrata PLC	100	5,998

		267,593,175

Paper & Forest Products – 0.9%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	6,624
Ballarpur Industries Ltd.	100	292
Cathay Forest Products Corp. (a)	40,100	50,066
Glatfelter	100	1,359
Gunns Ltd.	1,445,044	4,006,813
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	76,969
Lee & Man Paper Manufacturing Ltd.	7,938,000	21,978,936
Pope Resources, Inc. LP	100	4,866
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	87

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	16

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – continued
Sino-Forest Corp. (a)	1,831,000	$26,298,334
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	867,600	19,755,252

		72,179,598

TOTAL MATERIALS		504,395,575

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Golden Telecom, Inc.	100	5,501
LG Dacom Corp.	32,020	873,415
Pipex Communications PLC (a)	100	26
PT Indosat Tbk sponsored ADR	100	3,625
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	4,310

		886,877

Wireless Telecommunication Services – 0.0%
Clearwire Corp.	100	2,443
Nil Holdings, Inc. (a)	36	2,907
Philippine Long Distance Telephone Co.	100	5,733
Sprint Nextel Corp.	36,700	760,057
Telemig Celular Participacoes SA sponsored ADR	100	5,034

		776,174

TOTAL TELECOMMUNICATION SERVICES		1,663,051

UTILITIES – 2.7%
Electric Utilities – 0.0%
Areva T&D India Ltd.	100	3,747
Entergy Corp.	5,175	555,536
Korea Electric Power Corp. sponsored ADR	100	2,190

		561,473

Gas Utilities – 0.7%
Aegis Logistics Ltd.	120,637	400,982
AGL Resources, Inc.	1,421,200	57,530,176
China Gas Holdings Ltd.	2,000	857

		57,932,015

Independent Power Producers & Energy Traders – 0.7%
AES Corp. (a)	2,195,300	48,033,164
Black Hills Corp.	308,906	12,279,014
International Power PLC sponsored ADR	100	8,560
NTPC Ltd.	100	377
Ormat Technologies, Inc.	100	3,768
PTC India Ltd.	100	158

		60,325,041

Multi-Utilities – 1.3%
CH Energy Group, Inc.	34,633	1,557,446
CMS Energy Corp.	277,854	4,779,089
Sempra Energy	1,645,134	97,441,287
Veolia Environment sponsored ADR	100	7,841
Wisconsin Energy Corp.	100	4,423

		103,790,086

Water Utilities – 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	15
Guangdong Investment Ltd.	2,000	1,166
Puncak Niaga Holding BHD	70	73
Sino-Environment Technology Group Ltd.	1,000	2,142

		3,396

TOTAL UTILITIES		222,612,011

TOTAL COMMON STOCKS (Cost $6,709,525,702)		8,165,816,989

Nonconvertible Preferred Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Fedders Corp. Series A, 8.60% (a)	5	10

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		10

Money Market Funds – 6.0%
Fidelity Cash Central Fund, 5.32% (b)	216,952,226	216,952,226
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	285,343,850	285,343,850

TOTAL MONEY MARKET FUNDS (Cost $502,296,076)		502,296,076

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Cash Equivalents – 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,785,000)	$4,786,722	$4,785,000

TOTAL INVESTMENT PORTFOLIO – 103.7% (Cost $7,216,606,897)		8,672,898,075
NET OTHER ASSETS – (3.7)%		(312,072,427)

NET ASSETS – 100%		$8,360,825,648

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $852,235 or 0.0% of net assets.

#	Additional Information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,785,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$901,750
Bear Stearns & Co., Inc.	2,103,427
Lehman Brothers, Inc.	1,779,823

$4,785,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,003,224
Fidelity Securities Lending Cash Central Fund	1,865,333

Total	$5,868,557

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	18

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$178,583,287	$3,101,472	$64,701,925	$—	$—
ATMI, Inc.	—	68,242,479	9,497,387	—	53,267,280
Chindex International, Inc.	—	8,626,972	—	—	9,511,210
Core Laboratories NV	102,829,500	—	102,159,975	—	—
Harvard Bioscience, Inc.	7,500,753	2,348,222	—	—	9,847,199
Internap Network Services Corp.	44,130,594	534,879	17,290,645	—	—
Metretek Technologies, Inc.	1,232	18,784,743	2,688,384	—	17,603,129
Newpark Resources, Inc.	20,776,617	35,422,207	6,817,345	—	50,870,899
Parker Drilling Co.	39,970,900	30,215,722	—	—	84,914,920
Sangamo Biosciences, Inc.	—	20,077,817	2,257,494	—	18,422,242
Techwell, Inc.	—	32,403,160	26,075,785	—	—

Total	$393,792,883	$219,757,673	$231,488,940	$—	$244,436,879

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.4%
Japan	5.1%
Canada	3.0%
Cayman Islands	2.4%
Taiwan	2.0%
United Kingdom	1.8%
Bermuda	1.7%
Netherlands	1.5%
France	1.3%
Germany	1.2%
Hong Kong	1.0%
Others (individually less than 1%)	5.6%

100.0%

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $279,453,857 and repurchase agreements of $4,785,000) – See accompanying schedule:
Unaffiliated issuers (cost $6,500,589,350)	$7,926,165,120
Fidelity Central Funds (cost $502,296,076)	502,296,076
Other affiliated issuers (cost $213,721,471)	244,436,879

Total Investments (cost $7,216,606,897)		$8,672,898,075
Cash		467
Foreign currency held at value (cost $307,416)		307,885
Receivable for investments sold		66,319,016
Receivable for fund shares sold		5,380,698
Dividends receivable		5,563,610
Distributions receivable from Fidelity Central Funds		1,424,767
Prepaid expenses		15,581
Other receivables		162,881

Total assets		8,752,072,980
Liabilities
Payable for investments purchased	$95,039,217
Payable for fund shares redeemed	4,534,514
Accrued management fee	3,882,133
Distribution fees payable	1,230,768
Other affiliated payables	580,716
Other payables and accrued expenses	636,134
Collateral on securities loaned, at value	285,343,850

Total liabilities		391,247,332

Net Assets		$8,360,825,648

Net Assets consist of:
Paid in capital		$6,210,097,435
Undistributed net investment income		20,255,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		674,545,558
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,455,927,177

Net Assets		$8,360,825,648

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,499,601,339 ÷ 42,481,078 shares)		$35.30

Service Class:
Net Asset Value, offering price and redemption price per share ($1,170,817,468 ÷ 33,342,893 shares)		$35.11

Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,466,269,691 ÷ 157,282,429 shares)		$34.75

Investor Class:
Net Asset Value, offering price and redemption price per share ($224,137,150 ÷ 6,366,279 shares)		$35.21

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	20

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$44,544,535
Interest		74,166
Income from Fidelity Central Funds (including $1,865,333 from security lending)		5,868,557

Total income		50,487,258
Expenses
Management fee	$21,737,796
Transfer agent fees	2,680,325
Distribution fees	6,863,124
Accounting and security lending fees	616,821
Custodian fees and expenses	472,797
Independent trustees’ compensation	11,808
Registration fees	7,744
Audit	54,852
Legal	20,340
Interest	8,186
Miscellaneous	720,413

Total expenses before reductions	33,194,206
Expense reductions	(648,392)	32,545,814

Net investment income (loss)		17,941,444

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	626,272,106
Other affiliated issuers	72,527,780
Foreign currency transactions	113,578

Total net realized gain (loss)		698,913,464
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $303,974)	186,165,747
Assets and liabilities in foreign currencies	(50,874)

Total change in net unrealized appreciation (depreciation)		186,114,873

Net gain (loss)		885,028,337

Net increase (decrease) in net assets resulting from operations		$902,969,781

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,941,444	$27,365,970
Net realized gain (loss)	698,913,464	689,061,913
Change in net unrealized appreciation (depreciation)	186,114,873	41,085,813

Net increase (decrease) in net assets resulting from operations	902,969,781	757,513,696

Distributions to shareholders from net investment income	(25,044,378)	(14,545,563)
Distributions to shareholders from net realized gain	(699,942,265)	(746,524,101)

Total distributions	(724,986,643)	(761,069,664)

Share transactions – net increase (decrease)	873,831,592	1,451,992,833

Total increase (decrease) in net assets	1,051,814,730	1,448,436,865
Net Assets
Beginning of period	7,309,010,918	5,860,574,053

End of period (including undistributed net investment income of $20,255,478 and undistributed net investment income of $27,410,326, respectively)	$8 360 825 648	$7,309,010,918

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Financial Highlights – Initial Class

	Six months ended June 30, 2007 (Unaudited)		Years ended December 31,
			2006	2005		2004	2003K		2002
Selected Per-Share Data
Net asset value, beginning of period	$34.77		$35.11	$30.18		$24.16	$17.51		$19.60

Income from Investment Operations
Net investment income (loss) E	.11		.19	.16	H	.01	—	J	.09
Net realized and unrealized gain (loss)	3.88		3.93	5.28		6.01	6.73		(2.00)

Total from investment operations	3.99		4.12	5.44		6.02	6.73		(1.91)

Distributions from net investment income	(.17)		(.13)	—		—	(.08)		(.18)
Distributions from net realized gain	(3.29)		(4.33)	(.51)		—

Total distributions	(3.46)		(4.46)	(.51)		—	(.08)		(.18)

Net asset value, end of period	$35.30		$34.77	$35.11		$30.18	$24.16		$17.51

Total Return B,C,D	12.39%		12.70%	18.30%		24.92%	38.64%		(9.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	.68	%A	.68%	.69%		.71%	.70%		.70%
Expenses net of fee waivers, if any	.68	%A	.68%	.69%		.71%	.70%		.70%
Expenses net of all reductions	.66	%A	.66%	.64%		.68%	.68%		.63%
Net investment income (loss)	.64	%A	.58%	.50	%H	.03%	—%		.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499,601		$1,352,385	$1,276,302		$979,533	$678,480		$499,557
Portfolio turnover rate G	153	%A	149%	107%		55%	51%		135%

A	Annualized

B	Total returns for periods of less than one year ore not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H

Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J	Amount represents less than $.01 per share.

K

As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The classification had no impact on total net assets or total return of the class.

Financial Highlights – Service Class

	Six months ended June 30, 2007 (Unaudited)		Years ended December 31,
			2006	2005		2004	2003J	2002
Selected Per-hare Data
Net asset value, beginning of period	$34.59		$34.95	$30.07		$24.10	$17.46	$19.54

Income from Investment Operations
Net investment income (loss) E	.09		.16	.12	H	(.02)	(.02)	.08
Net realized and unrealized gain (loss)	3.86		3.91	5.27		5.99	6.72	(2.00)

Total from investment operations	3.95		4.07	5.39		5.97	6.70	(1.92)

Distributions from net investment income	(.14)		(.10)	—		—	(.06)	(.16)
Distributions from net realized gain	(3.29)		(4.33)	(.51)		—	—	—

Total distributions	(3.43)		(4.43)	(.51)		—	(.06)	(.16)

Net asset value, end of period	$35.11		$34.59	$34.95		$30.07	$24.10	$17.46

Total Return B,C,D	12.32%		12.59%	18.20%		24.77%	38.52%	(9.90)%
Ratios to Average Net Assets F,I
Expenses before reductions	.78	%A	.78%	.79%		.81%	.80%	.80%
Expenses net of fee waivers, if any	.78	%A	.78%	.79%		.81%	.80%	.80%
Expenses net of all reductions	.76	%A	.76%	.74%		.78%	.78%	.73%
Net investment income (loss)	.54	%A	.48%	.40	%H	(.07)%	(.10)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,170,817		$1,091,396	$990,561		$819,412	$580,179	$378,264
Portfolio turnover rate G	153	%A	149%	107%		55%	51%	135%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H

Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J

As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	22

Financial Highlights – Service Class 2

	Six months ended June 30, 2007 (Unaudited)		Years ended December 31,
			2006	2005		2004	2003J	2002
Selected Per-Share Data
Net asset value, beginning of period	$34.25		$34.67	$29.88		$23.98	$17.39	$19.49

Income from Investment Operations
Net investment income (loss) E	.07		.11	.08	H	(.06)	(.05)	.05
Net realized and unrealized gain (loss)	3.82		3.87	5.22		5.96	6.69	(1.99)

Total from investment operations	3.89		3.98	5.30		5.90	6.64	(1.94)

Distributions from net investment income	(.10)		(.07)	—		—	(.05)	(.16)
Distributions from net realized gain	(3.29)		(4.33)	(.51)		—	—	—

Total distributions	(3.39)		(4.40)	(.51)		—	(.05)	(.16)

Net asset value, end of period	$34.75		$34.25	$34.67		$29.88	$23.98	$17.39

Total Return B,C,D	12.24%		12.40%	18.02%		24.60%	38.31%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92	%A	.93%	.94%		.96%	.95%	.95%
Expenses net of fee waivers, if any	.92	%A	.93%	.94%		.96%	.95%	.95%
Expenses net of all reductions	.91	%A	.91%	.89%		.93%	.93%	.88%
Net investment income (loss)	.39	%A	.33%	.26	%H	(.22)%	(.25)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$5,466,270		$4,701,583	$3,542,952		$2,201,298	$1,177,574	$520,933
Portfolio turnover rate G	153	%A	149%	107%		55%	51%	135%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H

Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J

As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights – Investor Class

	Six months ended June 30, 2007 (Unaudited)		Years ended December 31,
			2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$34.69		$35.08	$31.81

Income from Investment Operations
Net investment income (loss) E	.09		.15	.07	H
Net realized and unrealized gain (loss)	3.87		3.93	3.20

Total from investment operations	3.96		4.08	3.27

Distributions from net investment income	(.15)		(.14)	—
Distributions from net realized gain	(3.29)		(4.33)	—

Total distributions	(3.44)		(4.47)	—

Net asset value, end of period	$35.21		$34.69	$35.08

Total Return B,C,D	12.32%		12.59%	10.28%
Ratios to Average Net Assets F,J
Expenses before reductions	.79	%A	.80%	.86	%A
Expenses net of fee waivers, if any	.79	%A		.86	%A
Expenses net of all reductions	77	%A	.78%	.80	%A
Net investment income (loss)	.53	%A	.45%	.45	%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$224,137		$163,646	$50,760
Portfolio turnover rate G	153	%A	149%	107%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H

Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I	For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Mid Cap Portfolio	24

3. Significant Accounting Policies – continued

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,603,844,029
Unrealized depreciation	(169,064,194)

Net unrealized appreciation (depreciation)	$1,434,779,835

Cost for federal income tax purposes	$7,238,118,240

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or nongovernment securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

4. Operating Policies – continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,923,016,153 and $5,865,843,191, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$566,247
Service Class 2	6,296,877

$6,863,124

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of. 18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$466,893
Service Class	374,878
Service Class 2	1,665,536
Investor Class	173,018

$2,680,325

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,896 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,912,600	5.40%	$8,186

VIP Mid Cap Portfolio	26

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8,962 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $618,781 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $27,960.

10. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission (“SEC”) is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR’s domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund’s net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$6,546,756	$4,750,962
Service Class	4,374,292	2,713,194
Service Class 2	13,389,673	6,828,025
Investor Class	733,657	253,382

Total	$25,044,378	$14,545,563

27	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

11. Distributions to Shareholders – continued

Distributions to shareholders of each class were as follows: – continued

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$125,996,335	$160,864,588
Service Class	103,566,860	122,489,425
Service Class 2	454,282,632	455,271,711
Investor Class	16,096,438	7,898,377

Total	$699,942,265	$746,524,101

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	4,666,865	7,331,123	$158,083,693	$248,761,453
Reinvestment of distributions	4,095,893	5,122,659	132,543,091	165,615,550
Shares redeemed	(5,174,858)	(9,913,376)	(174,727,285)	(328,496,358)

Net increase (decrease)	3,587,900	2,540,406	$115,899,499	$85,880,645

Service Class
Shares sold	1,566,856	3,284,402	$52,549,341	$109,868,879
Reinvestment of distributions	3,352,210	3,889,488	107,941,152	125,202,620
Shares redeemed	(3,127,396)	(3,965,782)	(105,285,944)	(132,567,032)

Net increase (decrease)	1,791,670	3,208,108	$55,204,549	$102,504,467

Service Class 2
Shares sold	13,089,411	35,248,708	$436,645,572	$1,172,363,016
Reinvestment of distributions	14,665,171	14,476,809	467,672,305	462,099,736
Shares redeemed	(7,729,725)	(14,670,648)	(256,423,526)	(480,746,935)

Net increase (decrease)	20,024,857	35,054,869	$647,894,351	$1,153,715,817

Investor Class
Shares sold.	1,430,422	3,254,309	$48,171,367	$109,672,374
Reinvestment of distributions	521,217	252,531	16,830,095	8,151,693
Shares redeemed	(303,244)	(235,856)	(10,168,269)	(7,932,163)

Net increase (decrease)	1,648,395	3,270,984	$54,833,193	$109,891,904

VIP Mid Cap Portfolio	28

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND

JUNE 30, 2007

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Funds

Semiannual Report

June 30, 2007 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member NASD, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example—June 30, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2007	$1,000.00	$1,000.00
Ending Account Value June 30, 2007	$1,080.90	$1,020.53
Expenses Paid During Period*	$4.44	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Style Equity Fund 3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks—95.5%
Auto and Transportation—2.1%
Autoliv, Inc.	2,600	148
CH Robinson Worldwide, Inc. (Ñ)	22,530	1,183
Con-way, Inc.	4,300	216
CSX Corp.	9,608	433
FedEx Corp.	5,200	577
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	22,800	793
JB Hunt Transport Services, Inc. (Ñ)	13,274	389
Norfolk Southern Corp.	40,200	2,113
Oshkosh Truck Corp.	9,402	592
Polaris Industries, Inc. (Ñ)	10,400	563
TRW Automotive Holdings Corp. (Æ)	6,400	236
Union Pacific Corp.	10,300	1,186
United Parcel Service, Inc. Class B	18,000	1,314
US Airways Group, Inc. (Æ)	4,000	121

		9,864

Consumer Discretionary—13.7%
Abercrombie & Fitch Co. Class A	8,000	584
ABM Industries, Inc.	3,800	98
Advance Auto Parts, Inc.	9,600	389
Alberto-Culver Co. Class B	7,900	187
AutoNation, Inc. (Æ)(Ñ)	4,500	101
Avon Products, Inc.	26,220	964
Bare Escentuals, Inc. (Æ)	10,729	366
Barnes & Noble, Inc.	7,600	292
BJ’s Wholesale Club, Inc. (Æ)	4,300	155
Black & Decker Corp.	6,000	530
CEC Entertainment, Inc. (Æ)(Ñ)	1,900	67
Chico’s FAS, Inc. (Æ)(Ñ)	11,517	280
Cinemark Holdings, Inc. (Æ)(Ñ)	24,800	444
Citadel Broadcasting Corp.	8	—
Coach, Inc. (Æ)	21,690	1,028
Convergys Corp. (Æ)	9,200	223
Corrections Corp. of America (Æ)	6,600	417
Costco Wholesale Corp.	32,300	1,890
CROCS, Inc. (Æ)(Ñ)	12,928	556
eBay, Inc. (Æ)	67,290	2,165
Electronic Arts, Inc. (Æ)	61,375	2,904
Expedia, Inc. (Æ)	16,410	481
Focus Media Holding, Ltd.—ADR (Æ)(Ñ)	16,230	820
Foot Locker, Inc.	40,100	874
GameStop Corp. Class A (Æ)(Ñ)	11,700	458
Gannett Co., Inc.	8,500	467
Gap, Inc. (The)	68,800	1,314
Google, Inc. Class A (Æ)	17,559	9,190
Guess?, Inc. (Ñ)	13,110	630
Hasbro, Inc. (Ñ)	12,000	377
Hewitt Associates, Inc. Class A (Æ)(Ñ)	30,700	982
Hilton Hotels Corp.	13,000	435
Home Depot, Inc.	23,000	905
Intercontinental Hotels Group PLC—ADR	30,759	762
International Game Technology	19,100	758
Jarden Corp. (Æ)	2,900	125
JC Penney Co., Inc. (Ñ)	18,100	1,310
Jones Apparel Group, Inc.	29,300	828
Kimberly-Clark Corp.	15,800	1,057
Las Vegas Sands Corp. (Æ)(Ñ)	14,250	1,089
Limited Brands, Inc. (Ñ)	25,100	689
Mattel, Inc.	18,400	465
McDonald’s Corp.	46,398	2,355
McGraw-Hill Cos., Inc. (The)	22,700	1,546
Monster Worldwide, Inc. (Æ)	15,410	633
Newell Rubbermaid, Inc.	8,300	244
News Corp.	11,930	253
Nike, Inc. Class B (Ñ)	44,000	2,565
Office Depot, Inc. (Æ)	30,200	915
OfficeMax, Inc. (Ñ)	1,100	43
Polo Ralph Lauren Corp. Class A (Ñ)	8,300	814
Royal Caribbean Cruises, Ltd. (Ñ)	16,200	696
RR Donnelley & Sons Co. (Ñ)	23,300	1,014
Sears Holdings Corp. (Æ)	3,000	509
Starwood Hotels & Resorts Worldwide, Inc. (ö)	30,950	2,076
Target Corp.	38,149	2,426
Time Warner, Inc.	69,100	1,454
Under Armour, Inc. Class A (Æ)(Ñ)	10,010	457
Urban Outfitters, Inc. (Æ)(Ñ)	28,763	691
VeriSign, Inc. (Æ)	20,460	649
Viacom, Inc. Class A (Æ)	13,400	558
Wal-Mart Stores, Inc.	53,100	2,555
Walt Disney Co. (The)	37,100	1,267
Waste Management, Inc.	22,900	894
Whirlpool Corp. (Ñ)	2,500	278
Yahoo!, Inc. (Æ)	45,441	1,233

		63,781

Consumer Staples—9.2%
Altria Group, Inc.	15,068	1,057
Anheuser-Busch Cos., Inc.	10,500	548
Clorox Co.	16,100	1,000
Coca-Cola Co. (The)	181,890	9,515
Colgate-Palmolive Co.	31,700	2,056
ConAgra Foods, Inc.	17,800	478
Dean Foods Co.	8,200	261
Del Monte Foods Co.	9,500	115

4 Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc.	25,700	1,501
Hansen Natural Corp. (Æ)(Ñ)	17,030	732
Hershey Co. (The)	19,300	977
Hormel Foods Corp.	2,500	93
Kraft Foods, Inc. Class A	77,791	2,742
Kroger Co. (The)	19,500	549
Loews Corp.—Carolina Group	6,400	494
McCormick & Co., Inc. (Ñ)	2,500	95
Pepsi Bottling Group, Inc.	3,800	128
PepsiCo, Inc.	122,235	7,927
Procter & Gamble Co.	154,500	9,454
Rite Aid Corp. (Æ)(Ñ)	42,802	273
Safeway, Inc.	15,800	538
Unilever NV	30,000	931
Walgreen Co.	25,300	1,102

		42,566

Financial Services—16.5%
Allstate Corp. (The)	12,100	744
AMB Property Corp. (ö)	3,100	165
American Express Co.	67,000	4,099
American International Group, Inc.	88,829	6,221
Ameriprise Financial, Inc.	4,900	312
Annaly Capital Management, Inc. (ö)	34,100	492
AON Corp.	6,300	268
Astoria Financial Corp.	15,700	393
Automatic Data Processing, Inc.	16,900	819
Axis Capital Holdings, Ltd.	5,500	224
Bank of America Corp.	40,400	1,975
Bank of York Co., Inc. (The)	41,900	1,736
BB&T Corp.	14,700	598
Camden Property Trust (ö)(Ñ)	2,300	154
Capital One Financial Corp.	17,900	1,404
Chicago Mercantile Exchange Holdings, Inc. Class A	2,390	1,277
Chubb Corp.	24,900	1,348
Citigroup, Inc.	124,500	6,386
CNA Financial Corp. (Ñ)	2,500	119
Colonial BancGroup, Inc. (The)	24,100	602
Cullen/Frost Bankers, Inc.	8,300	444
Federated Investors, Inc. Class B	18,800	721
First Horizon National Corp. (Ñ)	11,300	441
Franklin Resources, Inc.	5,860	776
General Growth Properties, Inc. (ö)(Ñ)	5,400	286
Goldman Sachs Group, Inc. (The)	19,550	4,237
H&R Block, Inc.	21,200	495
Hartford Financial Services Group, Inc.	18,700	1,842
Hospitality Properties Trust (ö)(Ñ)	8,100	336
HRPT Properties Trust (ö)(Ñ)	12,400	129
IntercontinentalExchange, Inc. (Æ)(Ñ)	6,710	992
JPMorgan Chase & Co.	96,050	4,654
Liberty Property Trust (ö)(Ñ)	3,800	167
MBIA, Inc. (Ñ)	15,100	940
Mercury General Corp. (Ñ)	10,600	584
Merrill Lynch & Co., Inc.	37,846	3,163
MetLife, Inc.	3,400	219
MGIC Investment Corp. (Ñ)	12,800	728
Morgan Stanley	75,796	6,358
National Retail Properties, Inc. (ö)	700	15
York Community Bancorp, Inc. (Ñ)	45,900	781
Northern Trust Corp.	23,700	1,522
Nymex Holdings, Inc. (Ñ)	6,790	853
Odyssey Re Holdings Corp. (Ñ)	600	26
Paychex, Inc.	49,000	1,917
PMI Group, Inc. (The) (Ñ)	11,600	518
PNC Financial Services Group, Inc.	6,600	472
Protective Life Corp.	11,800	564
Raymond James Financial, Inc.	4,300	133
Regions Financial Corp. (Ñ)	7,500	248
RenaissanceRe Holdings, Ltd.	4,300	267
Simon Property Group, Inc. (ö)	4,700	437
South Financial Group, Inc. (The) (Ñ)	21,100	478
SunTrust Banks, Inc.	10,100	866
TCF Financial Corp. (Ñ)	16,200	450
Transatlantic Holdings, Inc. (Ñ)	500	36
Travelers Cos., Inc. (The)	13,400	717
Wachovia Corp. (Ñ)	71,700	3,675
Washington Mutual, Inc. (Ñ)	21,600	921
Wells Fargo & Co.	90,000	3,165
Western Union Co. (The)	22,000	458
Wilmington Trust Corp.	18,900	785
WR Berkley Corp.	11,000	358

		76,510

Health Care—13.7%
Abbott Laboratories	105,225	5,635
Aetna, Inc.	8,300	410
Allergan, Inc.	47,340	2,729
AMERIGROUP Corp. (Æ)(Ñ)	2,100	50
AmerisourceBergen Corp. Class A	9,900	490
Amgen, Inc. (Æ)	2,721	150
Baxter International, Inc.	20,030	1,129
Biogen Idec, Inc. (Æ)	14,593	781
BioMarin Pharmaceuticals, Inc. (Æ)(Ñ)	59,200	1,062
Bristol-Myers Squibb Co.	117,311	3,702
Celgene Corp. (Æ)(Ñ)	28,765	1,649
Cooper Cos., Inc. (The) (Ñ)	22,700	1,210
CVS Caremark Corp.	92,740	3,380
Eli Lilly & Co.	18,100	1,011
Express Scripts, Inc. Class A (Æ)	12,290	615
Gen-Probe, Inc. (Æ)	7,100	429

Multi-Style Equity Fund 5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Genentech, Inc. (Æ)	22,287	1,686
Gilead Sciences, Inc. (Æ)	89,272	3,461
Hospira, Inc. (Æ)	29,050	1,134
Human Genome Sciences, Inc. (Æ)(Ñ)	83,400	744
Intuitive Surgical, Inc. (Æ)(Ñ)	4,250	590
Johnson & Johnson	53,327	3,286
King Pharmaceuticals, Inc. (Æ)(Ñ)	11,900	244
McKesson Corp.	7,800	465
Medco Health Solutions, Inc. (Æ)	9,359	730
Medtronic, Inc.	12,865	667
Merck & Co., Inc.	147,556	7,348
Novartis AG—ADR	45,600	2,557
Pfizer, Inc.	88,200	2,255
Sanofi-Aventis—ADR	14,200	572
Schering-Plough Corp.	31,800	968
Shire Pharmaceuticals PLC—ADR (Ñ)	11,180	829
St. Jude Medical, Inc. (Æ)	26,660	1,106
Stryker Corp.	30,100	1,899
Thermo Fisher Scientific, Inc. (Æ)	51,860	2,682
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	47,500	1,357
WellPoint, Inc. (Æ)	12,426	992
Wyeth	58,469	3,353

		63,357

Integrated Oils—4.0%
Chevron Corp.	22,900	1,929
ConocoPhillips	6,700	526
Exxon Mobil Corp.	40,500	3,397
Hess Corp.	89,000	5,248
Marathon Oil Corp.	20,400	1,223
Occidental Petroleum Corp.	105,200	6,089

		18,412

Materials and Processing—6.7%
Agrium, Inc.	21,300	932
Alcoa, Inc.	10,700	434
Archer-Daniels-Midland Co.	18,000	596
Ashland, Inc.	14,600	934
Avery Dennison Corp.	6,100	406
Bemis Co., Inc.	8,100	269
Cabot Corp.	1,900	91
Cameco Corp. (Ñ)	38,530	1,955
Celanese Corp. Class A	7,200	279
Chemtura Corp.	29,300	325
Commercial Metals Co.	7,100	240
Corn Products International, Inc.	6,197	282
Cytec Industries, Inc.	16,700	1,065
Dow Chemical Co. (The)	9,100	402
Eastman Chemical Co. (Ñ)	4,800	309
EI Du Pont de Nemours & Co. (Ñ)	87,471	4,447
EMCOR Group, Inc. (Æ)	2,100	153
Energizer Holdings, Inc. (Æ)	700	70
Fluor Corp. (Ñ)	10,734	1,195
FMC Corp.	1,800	161
Huntsman Corp.	5,200	126
International Paper Co.	35,600	1,390
Lubrizol Corp.	4,400	284
Lyondell Chemical Co. (Ñ)	9,600	356
Masco Corp. (Ñ)	71,450	2,034
MeadWestvaco Corp.	13,200	466
Monsanto Co.	21,330	1,441
Packaging Corp. of America	18,400	466
Perini Corp. (Æ)	1,200	74
PPG Industries, Inc.	13,000	989
Rio Tinto PLC—ADR	6,550	2,005
Rock-Tenn Co. Class A (Ñ)	1,300	41
Rohm & Haas Co.	48,500	2,652
RPM International, Inc. (Ñ)	23,400	541
Sonoco Products Co. (Ñ)	4,000	171
Temple-Inland, Inc.	32,800	2,018
Timken Co.	23,400	845
URS Corp. (Æ)	3,300	160
Valspar Corp.	17,800	506

		31,110

Miscellaneous—4.0%
3M Co.	6,200	538
Brunswick Corp. (Ñ)	24,100	786
Foster Wheeler, Ltd. (Æ)	5,412	579
General Electric Co.	310,345	11,880
Johnson Controls, Inc.	7,100	822
Teleflex, Inc.	500	41
Textron, Inc. (Ñ)	37,200	4,096

		18,742

Other Energy—4.9%
Apache Corp.	11,100	906
Baker Hughes, Inc.	55,100	4,635
Cameron International Corp. (Æ)(Ñ)	6,939	496
Consol Energy, Inc. (Ñ)	17,160	791
Devon Energy Corp.	21,300	1,668
Diamond Offshore Drilling, Inc.	4,850	492
Grant Prideco, Inc. (Æ)	18,300	985
Grey Wolf, Inc. (Æ)	8,000	66
Halliburton Co.	57,800	1,994
Noble Energy, Inc.	7,000	437
Range Resources Corp. (Ñ)	16,812	629
Schlumberger, Ltd.	58,913	5,004
Sunoco, Inc.	6,300	502

6 Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Valero Energy Corp.	8,500	628
XTO Energy, Inc.	55,130	3,313

		22,546

Producer Durables—3.2%
Applied Materials, Inc.	70,200	1,395
Boeing Co.	6,500	625
Caterpillar, Inc.	22,306	1,747
Crown Castle International Corp. (Æ)(Ñ)	28,100	1,019
Deere & Co.	10,290	1,243
Emerson Electric Co.	35,700	1,671
Goodrich Corp.	18,700	1,114
KB Home (Ñ)	10,500	413
Kla-Tencor Corp.	22,130	1,216
Lexmark International, Inc. Class A (Æ)(Ñ)	1,200	59
Nortel Networks Corp. (Æ)	27,500	661
Northrop Grumman Corp.	8,200	639
Pentair, Inc. (Ñ)	21,100	814
Raytheon Co.	3,000	162
Roper Industries, Inc.	13,980	798
Spirit Aerosystems Holdings, Inc. Class A (Æ)	13,261	478
Standard-Pacific Corp. (Ñ)	1,900	33
United Technologies Corp.	11,636	825

		14,912

Technology—13.9%
Akamai Technologies, Inc. (Æ)(Ñ)	18,900	919
Analog Devices, Inc.	12,400	467
Apple, Inc. (Æ)	49,970	6,098
Applera Corp.—Applied Biosystems Group	18,400	562
Arrow Electronics, Inc. (Æ)	4,700	181
AU Optronics Corp.—ADR	26,300	452
Broadcom Corp. Class A (Æ)	61,355	1,795
Brocade Communications Systems, Inc. (Æ)	53,279	417
Cisco Systems, Inc. (Æ)	322,852	8,991
Computer Sciences Corp. (Æ)	9,200	544
Corning, Inc. (Æ)	74,000	1,891
Dell, Inc. (Æ)	37,760	1,078
Electronic Data Systems Corp.	16,100	446
F5 Networks, Inc. (Æ)	7,550	609
General Dynamics Corp.	6,100	477
Hewlett-Packard Co.	160,249	7,150
Ingram Micro, Inc. Class A (Æ)	10,100	219
Intel Corp.	167,160	3,972
International Business Machines Corp. (Ñ)	18,200	1,916
Maxim Integrated Products, Inc.	36,600	1,223
Microsoft Corp.	92,561	2,728
Motorola, Inc.	90,850	1,608
Qualcomm, Inc.	161,360	7,001
Research In Motion, Ltd. (Æ)	10,900	2,180
Salesforce.com, Inc. (Æ)(Ñ)	18,720	802
SanDisk Corp. (Æ)(Ñ)	28,216	1,381
Seagate Technology	39,700	864
Seagate Technology, Inc. (Æ)	2,300	—
Sun Microsystems, Inc. (Æ)	108,500	571
Sunpower Corp. Class A (Æ)(Ñ)	11,260	710
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	87,535	974
Texas Instruments, Inc.	148,136	5,574
Unisys Corp. (Æ)	25,900	237
Xilinx, Inc. (Ñ)	25,165	674

		64,711

Utilities—3.6%
Aqua America, Inc. (Ñ)	25,800	580
AT&T, Inc.	141,161	5,858
Atmos Energy Corp.	1,800	54
Constellation Energy Group, Inc.	6,800	593
Dominion Resources, Inc.	29,950	2,585
Edison International	8,900	500
Embarq Corp.	7,900	501
FirstEnergy Corp.	4,100	265
Level 3 Communications, Inc. (Æ)(Ñ)	54,600	319
MetroPCS Communications, Inc. (Æ)(Ñ)	11,840	391
NII Holdings, Inc. (Æ)(Ñ)	15,700	1,268
NiSource, Inc. (Ñ)	18,500	383
Pepco Holdings, Inc.	4,800	135
Progress Energy, Inc.—CVO	1,300	1
SCANA Corp. (Ñ)	5,100	195
TECO Energy, Inc.	16,800	289
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	23,600	474
Verizon Communications, Inc.	57,500	2,367

		16,758

Total Common Stocks
(cost $388,161)		443,269

Multi-Style Equity Fund 7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments—4.5%
Russell Investment Company Money Market Fund	19,870,000	19,870
United States Treasury Bills (ž)(§)
4.649% due 09/27/07	1,200	1,186

Total Short-Term Investments
(cost $21,057)		21,056

Other Securities—9.7%
State Street Securities Lending Quality Trust (×)	44,936,626	44,937

Total Other Securities
(cost $44,937)		44,937

Total Investments—109.7%
(identified cost $454,155)		509,262

Other Assets and Liabilities, Net—(9.7%)		(44,991)

Net Assets—100.0%		464,271

See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 1000 Index expiration date 09/07 (7)	2,887	(50)
S&P 500 E-Mini Index (CME) expiration date 09/07 (39)	2,955	(64)
S&P 500 Index (CME) expiration date 09/07 (10)	3,789	(61)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/07 (126)	11,393	(20)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(195)

Presentation of Portfolio Holdings—June 30, 2007 (Unaudited)

Portfolio Summary	% of Net Assets
Auto and Transportation	2.1
Consumer Discretionary	13.7
Consumer Staples	9.2
Financial Services	16.5
Health Care	13.7
Integrated Oils	4.0
Materials and Processing	6.7
Miscellaneous	4.0
Other Energy	4.9
Producer Durables	3.2
Technology	13.9
Utilities	3.6
Short-Term Investments	4.5
Other Securities	9.7

Total Investments	109.7
Other Assets and Liabilities, Net	(9.7)

	100.0

Futures Contracts	(—	)*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example—June 30, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2007	$1,000.00	$1,000.00
Ending Account Value June 30, 2007	$1,084.20	$1,019.59
Expenses Paid During Period*	$5.43	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

10 Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks—97.2%
Auto and Transportation—3.3%
AAR Corp. (Æ)	7,000	231
Aftermarket Technology Corp. (Æ)	4,300	128
Alaska Air Group, Inc. (Æ)	5,200	145
Arctic Cat, Inc.	2,500	50
Atlas Air Worldwide Holdings, Inc. (Æ)	500	29
Autoliv, Inc.	7,100	404
Con-way, Inc.	6,000	301
Continental Airlines, Inc. Class A (Æ)	9,993	338
Cooper Tire & Rubber Co.	2,000	55
Dana Corp. (Æ)(Ñ)	47,300	96
Danaos Corp. (Ñ)	3,700	116
Eagle Bulk Shipping, Inc. (Ñ)	7,200	161
ExpressJet Holdings, Inc. Class A (Æ)	36,670	219
Genco Shipping & Trading, Ltd. (Ñ)	4,600	190
General Motors Corp.	20,481	774
Greenbrier Cos., Inc. (Ñ)	6,800	205
Grupo Aeroportuario del Sureste SABde CV—ADR	7,700	406
Gulfmark Offshore, Inc. (Æ)(Ñ)	4,000	205
Horizon Lines, Inc. Class A	14,359	470
Kansas City Southern (Æ)(Ñ)	5,700	214
Kirby Corp. (Æ)	10,467	402
Modine Manufacturing Co.	4,600	104
Navios Maritime Holdings, Inc.	53,600	647
Navistar International Corp. (Æ)	4,500	297
Polaris Industries, Inc.	4,093	222
Saia, Inc. (Æ)(Ñ)	2,500	68
Skywest, Inc.	7,958	190
Standard Motor Products, Inc.	9,203	138
Tidewater, Inc.	323	23
TRW Automotive Holdings Corp. (Æ)	11,200	413
US Airways Group, Inc. (Æ)	13,000	394
UTI Worldwide, Inc.	12,273	329

		7,964

Consumer Discretionary—18.3%
ABM Industries, Inc.	8,329	215
Activision, Inc. (Æ)	52,704	984
Advance Auto Parts, Inc.	4,800	195
Advisory Board Co. (The) (Æ)	7,934	441
Aeropostale, Inc. (Æ)	4,600	192
AFC Enterprises (Æ)(Ñ)	5,000	86
Alberto-Culver Co. Class B	12,700	301
American Eagle Outfitters, Inc.	12,950	332
American Woodmark Corp.	6,145	213
aQuantive, Inc. (Æ)	3,492	223
Asbury Automotive Group, Inc.	7,827	195
AutoNation, Inc. (Æ)(Ñ)	19,000	426
Baidu.com—ADR (Æ)	1,400	235
Bally Technologies, Inc. (Æ)	4,991	132
Bare Escentuals, Inc. (Æ)	18,467	631
Barnes & Noble, Inc.	8,400	323
Big 5 Sporting Goods Corp. (Ñ)	400	10
Big Lots, Inc. (Æ)	27,719	815
Black & Decker Corp.	1,042	92
Blockbuster, Inc. Class A (Æ)	40,468	174
Blyth, Inc. (Ñ)	6,200	165
Bob Evans Farms, Inc.	2,025	75
Books-A-Million, Inc. Class A	1,107	19
Bowne & Co., Inc.	4,400	86
Bright Horizons Family Solutions, Inc. (Æ)(Ñ)	5,700	222
Brown Shoe Co., Inc.	9,407	229
Buckle, Inc. (The)	4,600	181
Buffalo Wild Wings, Inc. (Æ)(Ñ)	4,400	183
CBRL Group, Inc.	7,125	303
CDI Corp. (Ñ)	1,500	48
CEC Entertainment, Inc. (Æ)	8,100	285
Cenveo, Inc. (Æ)	3,800	88
Charlotte Russe Holding, Inc. (Æ)	5,789	156
Chemed Corp. (Ñ)	6,100	404
Children’s Place Retail Stores, Inc. (The) (Æ)	3,384	175
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	4,600	392
Churchill Downs, Inc. (Ñ)	4,700	246
Cinemark Holdings, Inc. (Æ)(Ñ)	9,000	161
CMGI, Inc. (Æ)(Ñ)	190,640	372
Columbia Sportswear Co. (Ñ)	1,100	76
Convergys Corp. (Æ)	58,072	1,408
Core-Mark Holding Co., Inc. (Æ)(Ñ)	800	29
Corinthian Colleges, Inc. (Æ)(Ñ)	15,100	246
CROCS, Inc. (Æ)(Ñ)	24,400	1,050
CSS Industries, Inc. (Ñ)	900	36
Denny’s Corp. (Æ)	19,802	88
DeVry, Inc. (Ñ)	14,000	476
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	2,200	128
Dillard’s, Inc. Class A	5,400	194
Dolby Laboratories, Inc. Class A (Æ)	22,100	783
Dollar Tree Stores, Inc. (Æ)	19,459	847
DreamWorks Animation SKG, Inc. Class A (Æ)	8,700	251
Earthlink, Inc. (Æ)(Ñ)	18,700	140
Elizabeth Arden, Inc. (Æ)(Ñ)	5,900	143
Family Dollar Stores, Inc.	706	24
Finish Line Class A (Ñ)	6,200	56
Focus Media Holding, Ltd.—ADR (Æ)(Ñ)	7,000	353
Foot Locker, Inc.	15,300	334
FTD Group, Inc. (Ñ)	26,300	484

Aggressive Equity Fund 11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
GameStop Corp. Class A (Æ)	10,573	413
GateHouse Media, Inc. (Ñ)	15,000	278
Gevity HR, Inc. (Ñ)	7,600	147
Greenfield Online, Inc. (Æ)	7,636	121
Group 1 Automotive, Inc. (Ñ)	5,900	238
Guess?, Inc. (Ñ)	6,100	293
Gymboree Corp. (Æ)	1,984	78
Harris Interactive, Inc. (Æ)	5,774	31
Hasbro, Inc. (Ñ)	38,936	1,223
Helen of Troy, Ltd. (Æ)	7,200	194
Home Inns & Hotels Management, Inc.—ADR (Æ)(Ñ)	9,500	306
ICF International, Inc. (Æ)	7,300	147
Iconix Brand Group, Inc. (Æ)(Ñ)	36,170	804
Idearc, Inc. (Ñ)	5,100	180
IKON Office Solutions, Inc.	4,600	72
infoUSA, Inc. (Ñ)	15,171	155
Inter Parfums, Inc. (Ñ)	6,900	184
International Speedway Corp. Class A (Ñ)	1,900	100
ITT Educational Services, Inc. (Æ)	1,600	188
J Crew Group, Inc. (Æ)(Ñ)	13,700	741
Jakks Pacific, Inc. (Æ)	9,329	263
Jamba, Inc. (Æ)(Ñ)	18,700	171
Jarden Corp. (Æ)	11,800	507
Jo-Ann Stores, Inc. (Æ)	7,836	223
Jones Apparel Group, Inc.	12,900	364
Journal Communications, Inc. Class A	2,086	27
Kelly Services, Inc. Class A (Ñ)	3,400	93
Kenexa Corp. (Æ)(Ñ)	8,800	332
Kenneth Cole Productions, Inc. Class A (Ñ)	2,700	67
Knology, Inc. (Æ)	2,282	40
Korn/Ferry International (Æ)(Ñ)	10,700	281
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	11,500	118
Lee Enterprises, Inc.	11,800	246
Life Time Fitness, Inc. (Æ)(Ñ)	10,900	580
Lithia Motors, Inc. Class A (Ñ)	3,100	79
Liz Claiborne, Inc. (Ñ)	8,000	298
LKQ Corp. (Æ)	16,576	409
Lodgenet Entertainment Corp. (Æ)	3,915	125
LoopNet, Inc. (Æ)(Ñ)	17,300	404
Maidenform Brands, Inc. (Æ)	2,500	50
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)(Ñ)	7,100	184
Media General, Inc. Class A (Ñ)	6,200	206
Men’s Wearhouse, Inc. (The)	2,700	138
Meredith Corp.	8,518	525
Morton’s Restaurant Group, Inc. (Æ)(Ñ)	2,000	36
Mothers Work, Inc. (Æ)	373	12
Movado Group, Inc.	2,300	78
MPS Group, Inc. (Æ)	8,283	111
MSC Industrial Direct Co., Inc. Class A	10,280	565
New Oriental Education & Technology Group—ADR (Æ)	2,300	124
Nu Skin Enterprises, Inc. Class A	4,600	76
O’Charleys, Inc. (Ñ)	18,948	382
O’Reilly Automotive, Inc. (Æ)	13,704	501
OfficeMax, Inc.	5,200	204
On Assignment, Inc. (Æ)(Ñ)	15,200	163
Orient-Express Hotels, Ltd. Class A	5,245	280
Oxford Industries, Inc. (Ñ)	2,500	111
PC Connection, Inc. (Æ)	1,877	25
Perry Ellis International, Inc. (Æ)	16,923	544
Phillips-Van Heusen Corp.	11,400	690
Pier 1 Imports, Inc. (Æ)(Ñ)	20,000	170
Prestige Brands Holdings, Inc. (Æ)	2,010	26
Priceline.com, Inc. (Æ)(Ñ)	11,000	756
Quiksilver, Inc. (Æ)(Ñ)	21,800	308
RadioShack Corp.	11,379	377
Rent-A-Center, Inc. Class A (Æ)(Ñ)	14,800	388
Republic Services, Inc. Class A	29,794	913
Resources Connection, Inc. (Æ)	12,110	402
Robert Half International, Inc.	9,860	360
Rush Enterprises, Inc. Class A (Æ)	2,300	50
Scholastic Corp. (Æ)(Ñ)	6,400	230
Scientific Games Corp. (Æ)(Ñ)	7,200	252
Service Corp. International	34,700	443
Shanda Interactive Entertainment, Ltd.—ADR (Æ)	16,700	518
Sinclair Broadcast Group, Inc. Class A	6,105	87
Skechers USA, Inc. Class A (Æ)	2,100	61
Sonic Automotive, Inc. Class A (Ñ)	5,800	168
Sonic Corp. (Æ)	9,483	210
Speedway Motorsports, Inc. (Ñ)	1,400	56
Spherion Corp. (Æ)	8,000	75
Stein Mart, Inc. (Ñ)	18,700	229
Stewart Enterprises, Inc. Class A (Ñ)	7,100	55
Sturm Ruger & Co., Inc. (Æ)	13,100	203
Take-Two Interactive Software, Inc. (Æ)(Ñ)	10,000	200
Tech Data Corp. (Æ)	1,400	54
TeleTech Holdings, Inc. (Æ)	8,600	279
Timberland Co. Class A (Æ)(Ñ)	5,000	126
Tractor Supply Co. (Æ)	5,666	295
Tupperware Corp.	18,016	518
Under Armour, Inc. Class A (Æ)	6,787	310
Unifirst Corp.	1,500	66
United Online, Inc. (Ñ)	26,500	437
United Stationers, Inc. (Æ)	3,400	227

12 Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Urban Outfitters, Inc. (Æ)(Ñ)	17,400	418
VeriSign, Inc. (Æ)	13,830	439
VistaPrint, Ltd. (Æ)(Ñ)	6,300	241
Volcom, Inc. (Æ)(Ñ)	5,300	266
Volt Information Sciences, Inc. (Æ)	994	18
Warnaco Group, Inc. (The) (Æ)	8,300	327
Warner Music Group Corp. (Ñ)	20,200	292
West Marine, Inc. (Æ)	8,736	120
WMS Industries, Inc. (Æ)(Ñ)	9,750	281
World Wrestling Entertainment, Inc. Class A (Ñ)	19,000	304
Zumiez, Inc. (Æ)(Ñ)	7,600	287

		44,518

Consumer Staples—2.7%
Alliance One International, Inc. (Æ)	103,635	1,041
B&G Foods, Inc. Class A (Ñ)	23,700	313
Boston Beer Co., Inc. Class A (Æ)(Ñ)	1,500	59
Del Monte Foods Co. (Ñ)	30,100	366
Diamond Foods, Inc. (Ñ)	1,400	25
Flowers Foods, Inc. (Ñ)	7,800	260
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	3,100	244
Hansen Natural Corp. (Æ)	10,542	453
Hormel Foods Corp.	2,500	93
Imperial Sugar Co. (Ñ)	900	28
JM Smucker Co. (The)	6,545	417
Loews Corp.—Carolina Group	13,471	1,041
McCormick & Co., Inc.	4,000	153
Molson Coors Brewing Co. Class B (Ñ)	4,800	444
Nash Finch Co.	5,847	289
NBTY, Inc. (Æ)	7,338	317
PepsiAmericas, Inc. (Ñ)	5,100	125
Reddy Ice Holdings, Inc.	7,458	213
Ruddick Corp. (Ñ)	1,600	48
Schweitzer-Mauduit International, Inc.	4,429	137
Tootsie Roll Industries, Inc. (Ñ)	9,459	262
Universal Corp.	2,389	146

		6,474

Financial Services—15.4%
Advanta Corp. Class B	1,239	39
Advent Software, Inc. (Æ)	19,600	638
Affiliated Managers Group, Inc. (Æ)	6,904	889
Affirmative Insurance Holdings, Inc.	1,500	23
AG Edwards, Inc.	6,056	512
Alesco Financial, Inc. (ö)	9,500	77
AMB Property Corp. (ö)	6,500	346
American Financial Group, Inc.	12,122	414
American Financial Realty Trust (ö)(Ñ)	21,000	217
Amerisafe, Inc. (Æ)	9,006	177
Annaly Capital Management, Inc. (ö)	49,500	714
Anthracite Capital, Inc. (ö)	5,601	66
Anworth Mortgage Asset Corp. (ö)	26,700	242
Apartment Investment & Management Co. Class A (ö)	8,500	429
Apollo Investment Corp.	22,800	491
Arch Capital Group, Ltd. (Æ)	3,900	283
Ashford Hospitality Trust, Inc. (ö)	32,400	381
Assurant, Inc.	9,411	554
Astoria Financial Corp.	4,300	108
Axis Capital Holdings, Ltd. (Ñ)	5,100	207
Bancfirst Corp.	1,000	43
Bancorpsouth, Inc.	2,400	59
Bank of Hawaii Corp.	3,300	170
BankUnited Financial Corp. Class A	15,494	311
Banner Corp.	1,000	34
BioMed Realty Trust, Inc. (ö)	9,000	226
BOK Financial Corp.	930	50
Broadridge Financial Solutions, Inc.	12,600	241
Camden Property Trust (ö)	5,200	348
Capital Trust, Inc. Class A (ö)(Ñ)	500	17
Capstead Mortgage Corp.	900	9
Cash America International, Inc.	7,814	310
CB Richard Ellis Group, Inc. Class A (Æ)	2,889	105
CBL & Associates Properties, Inc. (ö)(Ñ)	9,800	353
CIT Group, Inc.	4,800	263
City Bank (Ñ)	1,200	38
Colonial BancGroup, Inc. (The)	8,600	215
Commerce Bancshares, Inc. (Ñ)	2,310	105
Community Bancorp (Æ)	5,790	162
Corus Bankshares, Inc. (Ñ)	11,502	199
Cowen Group, Inc. (Æ)(Ñ)	2,000	36
Crystal River Capital, Inc. (ö)(Ñ)	19,900	483
Deerfield Triarc Capital Corp. (ö)	23,400	342
Deluxe Corp. (Ñ)	26,826	1,089
Dime Community Bancshares (Ñ)	12,700	168
Downey Financial Corp.	4,753	314
East West Bancorp, Inc. (Ñ)	7,700	299
EastGroup Properties, Inc. (ö)	700	31
Eaton Vance Corp.	6,669	295
EMC Insurance Group, Inc.	900	22
Entertainment Properties Trust (ö)	2,143	115
Euronet Worldwide, Inc. (Æ)	14,767	431
Factset Research Systems, Inc.	5,000	342
FBL Financial Group, Inc. Class A	900	35
FCStone Group, Inc. (Æ)(Ñ)	1,700	97
Federated Investors, Inc. Class B	6,730	258
Feldman Mall Properties, Inc. (ö)	14,900	170

Aggressive Equity Fund 13

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Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fidelity National Financial, Inc. Class A	18,900	448
First American Corp. (Ñ)	17,000	841
First Cash Financial Services, Inc. (Æ)(Ñ)	14,400	338
First Marblehead Corp. (The)	1,222	47
First Regional Bancorp (Æ)	900	23
FirstFed Financial Corp. (Æ)(Ñ)	8,451	479
Flushing Financial Corp. (Ñ)	9,900	159
Friedman Billings Ramsey Group, Inc. Class A (ö)(Ñ)	79,500	434
GFI Group, Inc. (Æ)(Ñ)	11,300	819
Global Payments, Inc.	7,175	284
Gramercy Capital Corp. (ö)(Ñ)	1,000	28
Greater Bay Bancorp (Ñ)	4,500	125
Harleysville Group, Inc.	1,000	33
HCC Insurance Holdings, Inc.	10,250	342
Health Care Property Investors, Inc. (ö)	6,900	200
Health Care REIT, Inc. (ö)	1,700	69
Heartland Payment Systems, Inc.	2,949	86
Hercules Technology Growth Capital, Inc. (Ñ)	20,700	280
Hersha Hospitality Trust (ö)(Ñ)	3,400	40
Hospitality Properties Trust (ö)	10,100	419
HRPT Properties Trust (ö)(Ñ)	27,400	285
Huron Consulting Group, Inc. (Æ)(Ñ)	7,200	526
IBERIABANK Corp. (Ñ)	900	44
Intersections, Inc. (Æ)	172	2
Intervest Bancshares Corp. Class A (Ñ)	2,300	65
Investors Bancorp, Inc. (Æ)	17,700	238
Investors Real Estate Trust (ö)	2,600	27
IPC Holdings, Ltd.	11,700	378
iStar Financial, Inc. (ö)	14,956	663
ITLA Capital Corp. (Ñ)	1,526	80
JER Investors Trust, Inc. (ö)(Ñ)	30,700	460
JER Investors Trust, Inc. (Æ)(Þ)	9,200	138
Jones Lang LaSalle, Inc.	1,498	170
KKR Financial Holdings LLC (ö)	15,300	381
LaSalle Hotel Properties (ö)(Ñ)	5,000	217
Liberty Property Trust (ö)(Ñ)	10,000	439
Luminent Mortgage Capital, Inc. (ö)(Ñ)	32,900	332
Macatawa Bank Corp. (Ñ)	1,260	20
MCG Capital Corp.	14,600	234
Mcgrath Rentcorp (Ñ)	8,700	293
Meadowbrook Insurance Group, Inc. (Æ)	2,200	24
Mercantile Bank Corp. (Ñ)	735	20
MFA Mortgage Investments, Inc. (ö)	51,400	374
National Retail Properties, Inc. (ö)	20,122	440
Nationwide Financial Services, Inc. (Ñ)	5,900	373
Navigators Group, Inc. (Æ)	2,290	123
Newcastle Investment Corp. (ö)	15,815	396
NorthStar Realty Finance Corp. (ö)(Ñ)	26,000	325
Nymex Holdings, Inc.	3,253	409
Ocwen Financial Corp. (Æ)	13,788	184
Odyssey Re Holdings Corp. (Ñ)	5,100	219
Oriental Financial Group (Ñ)	8,563	93
Pacific Capital Bancorp NA	4,123	111
Pennsylvania Real Estate Investment Trust (ö)	5,100	226
People’s United Financial, Inc.	14,400	255
Philadelphia Consolidated Holding Co. (Æ)	5,108	214
Pico Holdings, Inc. (Æ)(Ñ)	1,800	78
PMI Group, Inc. (The)	8,043	359
Potlatch Corp. (ö)(Ñ)	6,888	297
Preferred Bank (Ñ)	3,550	142
Protective Life Corp.	7,600	363
RAIT Financial Trust (ö)(Ñ)	15,900	414
Raymond James Financial, Inc.	24,300	751
Realty Income Corp. (ö)	12,740	321
Reinsurance Group of America, Inc.	4,800	289
Ryder System, Inc. (Ñ)	11,300	608
S1 Corp. (Æ)	26,962	215
Safety Insurance Group, Inc.	6,111	253
SeaBright Insurance Holdings, Inc. (Æ)	2,900	51
Security Bank Corp. (Ñ)	1,500	30
SEI Investments Co.	14,800	430
Southwest Bancorp, Inc.	1,216	29
Stancorp Financial Group, Inc.	8,800	462
Sterling Bancorp (Ñ)	7,100	114
Sterling Bancshares, Inc. (Ñ)	18,500	209
SWS Group, Inc. (Ñ)	13,886	300
Taylor Capital Group, Inc.	3,469	95
Technology Investment Capital Corp. (Ñ)	3,400	54
Thornburg Mortgage, Inc. (ö)	4,600	120
Total System Services, Inc.	10,279	303
Transatlantic Holdings, Inc. (Ñ)	1,100	78
Triad Guaranty, Inc. (Æ)	5,118	204
U-Store-It Trust (ö)(Ñ)	12,800	210
United America Indemnity, Ltd. Class A (Æ)	2,900	72
United Fire & Casualty Co. (Ñ)	1,400	50
Unitrin, Inc.	2,700	133
ViewPoint Financial Group	12,800	220
W Holding Co., Inc. (Ñ)	11,500	30
Webster Financial Corp.	2,500	107
West Coast Bancorp	900	27

14 Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Whitney Holding Corp. (Ñ)	3,700	111
Wilmington Trust Corp.	3,500	145
Wilshire Bancorp, Inc. (Ñ)	1,300	16
WR Berkley Corp.	10,100	329
WSFS Financial Corp.	300	20
Zenith National Insurance Corp.	8,953	422

		37,325

Health Care—9.7%
Accelrys, Inc. (Æ)	24,600	155
Adams Respiratory Therapeutics, Inc. (Æ)	8,965	353
Advanced Medical Optics, Inc. (Æ)(Ñ)	2,700	94
Albany Molecular Research, Inc. (Æ)	1,846	27
Allscripts Healthcare Solutions, Inc. (Æ)	16,275	415
American Dental Partners, Inc. (Æ)	6,766	176
American Medical Systems Holdings, Inc. (Æ)	30,340	547
American Oriental Bioengineering, Inc. (Æ)	11,400	101
AMERIGROUP Corp. (Æ)	13,700	326
Analogic Corp.	1,600	118
Applera Corp.—Celera Group (Æ)	37,400	464
Apria Healthcare Group, Inc. (Æ)	12,052	347
Arrow International, Inc.	5,500	211
Arthrocare Corp. (Æ)	13,789	605
Beckman Coulter, Inc.	3,100	201
Bio-Rad Laboratories, Inc. Class A (Æ)	1,100	83
Bradley Pharmaceuticals, Inc. (Æ)	3,461	75
Centene Corp. (Æ)	9,900	212
Cerner Corp. (Æ)(Ñ)	13,500	749
Charles River Laboratories International, Inc. (Æ)(Ñ)	7,100	367
Community Health Systems, Inc. (Æ)(Ñ)	2,500	101
Conmed Corp. (Æ)	15,467	453
Cooper Cos., Inc. (The) (Ñ)	18,628	993
Corvel Corp. (Æ)	1,052	27
Covance, Inc. (Æ)	5,300	363
DaVita, Inc. (Æ)	7,200	388
Discovery Laboratories, Inc. (Æ)(Ñ)	14,200	40
Emergency Medical Services Corp. Class A (Æ)	11,322	443
Greatbatch, Inc. (Æ)	2,979	97
Haemonetics Corp. (Æ)	6,550	345
Healthcare Services Group (Ñ)	15,000	443
HealthExtras, Inc. (Æ)(Ñ)	27,600	816
Healthspring, Inc. (Æ)	25,606	488
Healthways, Inc. (Æ)(Ñ)	16,915	801
Hologic, Inc. (Æ)	13,318	737
Illumina, Inc. (Æ)	8,986	365
Immucor, Inc. (Æ)	2,800	78
Immunomedics, Inc. (Æ)	15,427	64
IMS Health, Inc.	12,707	408
Intuitive Surgical, Inc. (Æ)(Ñ)	800	111
Invacare Corp. (Ñ)	1,600	29
Inverness Medical Innovations, Inc. (Æ)(Ñ)	7,700	393
Kindred Healthcare, Inc. (Æ)(Ñ)	2,400	74
King Pharmaceuticals, Inc. (Æ)(Ñ)	21,234	434
KV Pharmaceutical Co. (Æ)	6,400	174
Kyphon, Inc. (Æ)	6,001	289
LHC Group, Inc. (Æ)	9,344	245
LifePoint Hospitals, Inc. (Æ)	700	27
Lincare Holdings, Inc. (Æ)	4,049	161
Matria Healthcare, Inc. (Æ)	1,245	38
Medcath Corp. (Æ)	10,394	331
Medical Action Industries, Inc. (Æ)	5,200	94
Medicis Pharmaceutical Corp. Class A	9,635	294
Medtox Scientific, Inc. (Æ)	2,208	65
Mentor Corp. (Ñ)	6,400	260
Meridian Bioscience, Inc. (Ñ)	10,400	225
Molina Healthcare, Inc. (Æ)(Ñ)	3,500	107
Myriad Genetics, Inc. (Æ)(Ñ)	8,800	327
Nabi Biopharmaceuticals (Æ)(Ñ)	1,500	7
Neurocrine Biosciences, Inc. (Æ)(Ñ)	7,300	82
Noven Pharmaceuticals, Inc. (Æ)	5,726	134
NuVasive, Inc. (Æ)(Ñ)	10,200	276
Perrigo Co. (Ñ)	11,200	219
Pharmaceutical Product Development, Inc.	7,189	275
Pharmacopeia, Inc. (Æ)(Ñ)	16,050	89
PharmaNet Development Group, Inc. (Æ)	5,251	167
Phase Forward, Inc. (Æ)(Ñ)	17,400	293
PolyMedica Corp. (Ñ)	9,100	372
Psychiatric Solutions, Inc. (Æ)	13,886	504
Quality Systems, Inc.	8,058	306
ResMed, Inc. (Æ)	9,081	375
Sciele Pharma, Inc. (Æ)	7,330	173
Sierra Health Services, Inc. (Æ)	11,974	498
Sirona Dental Systems, Inc. (Æ)	11,186	423
Stericycle, Inc. (Æ)(Ñ)	4,400	196
STERIS Corp.	8,300	254
Techne Corp. (Æ)	9,954	569
TomoTherapy, Inc. (Æ)(Ñ)	7,900	173
Universal Health Services, Inc. Class B	6,300	387
Watson Pharmaceuticals, Inc. (Æ)	12,971	422
WellCare Health Plans, Inc. (Æ)	3,927	355

Aggressive Equity Fund 15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
West Pharmaceutical Services, Inc.	5,419	256

		23,559

Materials and Processing—12.8%
Acuity Brands, Inc.	2,401	145
Airgas, Inc.	13,465	645
Albemarle Corp.	19,802	763
Aptargroup, Inc.	2,600	92
Ashland, Inc.	3,400	217
Bemis Co., Inc.	4,200	139
Bluegreen Corp. (Æ)	2,300	27
BlueLinx Holdings, Inc. (Ñ)	1,700	18
Buckeye Technologies, Inc. (Æ)	47,491	735
Cal Dive International, Inc. (Æ)(Ñ)	11,100	185
Cambrex Corp.	13,600	180
Carpenter Technology Corp.	4,639	605
Celanese Corp. Class A	40,685	1,578
Ceradyne, Inc. (Æ)	3,600	266
CF Industries Holdings, Inc.	8,200	491
Chemtura Corp. (Ñ)	28,723	319
Chesapeake Corp. (Ñ)	3,100	39
Chicago Bridge & Iron Co. NV	13,145	496
Comfort Systems USA, Inc. (Ñ)	30,900	438
Commercial Metals Co.	24,700	834
Constar International, Inc. (Æ)(Ñ)	10,500	65
Corn Products International, Inc.	17,700	804
Crown Holdings, Inc. (Æ)(Ñ)	23,100	577
Cytec Industries, Inc. (Ñ)	9,200	587
Eastman Chemical Co. (Ñ)	8,700	560
EMCOR Group, Inc. (Æ)	15,454	1,127
Energizer Holdings, Inc. (Æ)	3,000	299
Energy Conversion Devices, Inc. (Æ)	7,966	246
Ennis, Inc.	5,900	139
FMC Corp.	4,100	367
Glatfelter (Ñ)	15,000	204
GrafTech International, Ltd. (Æ)	27,513	463
Granite Construction, Inc. (Ñ)	6,924	444
Greif, Inc. Class A	900	54
Harsco Corp.	8,400	437
Haynes International, Inc. (Æ)	2,200	186
Hercules, Inc. (Æ)	40,600	798
Infrasource Services, Inc. (Æ)	11,437	424
Innospec, Inc.	4,626	274
Jacobs Engineering Group, Inc. (Æ)(Ñ)	20,300	1,167
KBR, Inc. (Æ)(Ñ)	6,800	178
Landec Corp. (Æ)	10,912	146
Layne Christensen Co. (Æ)	6,300	258
Lennox International, Inc.	10,700	366
Lubrizol Corp.	9,500	613
Lydall, Inc. (Æ)	1,200	18
McDermott International, Inc. (Æ)	18,401	1,530
Mercer International, Inc. (Æ)	8,900	91
Metal Management, Inc.	2,900	128
Northwest Pipe Co. (Æ)(Ñ)	800	28
Olin Corp. (Ñ)	19,700	414
OM Group, Inc. (Æ)	6,679	353
Perini Corp. (Æ)	3,232	199
Quanta Services, Inc. (Æ)	17,904	549
Resource Capital Corp. (ö)(Ñ)	3,500	49
Rock-Tenn Co. Class A	31,426	997
Royal Gold, Inc. (Ñ)	6,200	147
RPM International, Inc. (Ñ)	24,204	559
SAIC, Inc. (Æ)(Ñ)	20,800	376
Schnitzer Steel Industries, Inc. Class A	5,300	254
Senomyx, Inc. (Æ)(Ñ)	9,400	127
Sigma-Aldrich Corp.	10,100	431
Silgan Holdings, Inc.	700	39
Sonoco Products Co.	27,744	1,188
Spartech Corp.	16,956	450
Standard Register Co. (The) (Ñ)	2,100	24
Superior Essex, Inc. (Æ)	4,700	176
Symyx Technologies, Inc. (Æ)(Ñ)	6,000	69
Temple-Inland, Inc.	2,900	178
Timken Co.	10,700	386
Titanium Metals Corp. (Æ)	7,441	237
Tredegar Corp.	11,777	251
UAP Holding Corp. (Ñ)	8,500	256
URS Corp. (Æ)	20,605	1,000
USEC, Inc. (Æ)	14,910	328
Valspar Corp.	5,600	159
Washington Group International, Inc. (Æ)	12,434	995
Wausau Paper Corp. (Ñ)	2,400	32
Zoltek Cos., Inc. (Æ)	2,900	120

		31,133

Miscellaneous—1.3%
Brunswick Corp. (Ñ)	18,575	606
Castlepoint Holdings, Ltd. (Þ)	30,900	454
Foster Wheeler, Ltd. (Æ)	13,803	1,477
Raven Industries, Inc. (Ñ)	1,500	54
Teleflex, Inc.	7,648	625

		3,216

Other Energy—4.9%
Alon USA Energy, Inc.	12,400	546
Atwood Oceanics, Inc. (Æ)	4,900	336
Cameron International Corp. (Æ)	6,183	442
CARBO Ceramics, Inc. (Ñ)	500	22
Complete Production Services, Inc. (Æ)	8,400	217

16 Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Core Laboratories NV (Æ)(Ñ)	10,145	1,032
Diamond Offshore Drilling, Inc.	4,516	459
Dresser-Rand Group, Inc. (Æ)(Ñ)	7,000	276
Dril-Quip, Inc. (Æ)	5,479	246
ENSCO International, Inc. (Ñ)	6,100	372
Foundation Coal Holdings, Inc. (Ñ)	8,000	325
Frontier Oil Corp.	6,300	276
Global Industries, Ltd. (Æ)	23,056	618
Goodrich Petroleum Corp. (Æ)	8,516	295
Grant Prideco, Inc. (Æ)(Ñ)	11,508	619
Grey Wolf, Inc. (Æ)	41,900	345
Gulf Island Fabrication, Inc. (Ñ)	700	24
Hercules Offshore, Inc. (Æ)(Ñ)	13,000	421
Holly Corp. (Ñ)	7,200	534
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	6,800	264
Input/Output, Inc. (Æ)(Ñ)	23,100	361
JA Solar Holdings Co., Ltd.—ADR (Æ)(Ñ)	4,300	145
Meridian Resource Corp. (Æ)	25,700	78
National-Oilwell Varco, Inc. (Æ)	3,579	373
Oceaneering International, Inc. (Æ)	10,400	547
Ormat Technologies, Inc. (Ñ)	7,500	283
Range Resources Corp. (Ñ)	7,400	277
Rosetta Resources, Inc. (Æ)	2,648	57
SEACOR Holdings, Inc. (Æ)	1,700	159
Superior Energy Services, Inc. (Æ)(Ñ)	5,500	219
Superior Offshore International, Inc. (Æ)	6,100	111
Tesoro Corp.	16,951	969
Union Drilling, Inc. (Æ)	2,900	48
W-H Energy Services, Inc. (Æ)	5,500	340
Western Refining, Inc. (Ñ)	3,700	214

		11,850

Producer Durables—7.2%
AGCO Corp. (Æ)	8,765	381
AO Smith Corp. (Ñ)	600	24
Applied Industrial Technologies, Inc.	4,600	136
Arris Group, Inc. (Æ)(Ñ)	28,090	494
Asyst Technologies, Inc. (Æ)	1,800	13
Baldor Electric Co.	13,300	655
BE Aerospace, Inc. (Æ)	6,900	285
Belden, Inc.	6,083	337
C-COR, Inc. (Æ)	15,700	221
Cognex Corp. (Ñ)	18,100	407
Cohu, Inc. (Ñ)	15,300	340
Crane Co. (Ñ)	7,400	336
Credence Systems Corp. (Æ)(Ñ)	66,711	240
Crown Castle International Corp. (Æ)(Ñ)	6,100	221
CTS Corp. (Ñ)	5,013	64
Cummins, Inc.	4,377	443
Diebold, Inc.	2,800	146
DR Horton, Inc.	17,044	340
EnPro Industries, Inc. (Æ)	2,068	89
Entegris, Inc. (Æ)(Ñ)	39,431	468
ESCO Technologies, Inc. (Æ)(Ñ)	2,700	98
FEI Co. (Æ)(Ñ)	3,300	107
Flowserve Corp.	7,800	559
Franklin Electric Co., Inc. (Ñ)	3,600	170
Gardner Denver, Inc. (Æ)	17,400	740
Goodrich Corp.	6,898	411
Hubbell, Inc. Class B (Ñ)	7,400	401
Intevac, Inc. (Æ)	4,623	98
Kennametal, Inc.	5,271	432
Kimball International, Inc. Class B	2,000	28
Knoll, Inc.	4,382	98
L-1 Identity Solutions, Inc. (Æ)(Ñ)	43,500	890
Lexmark International, Inc. Class A (Æ)	5,049	249
LTX Corp. (Æ)	24,883	138
MasTec, Inc. (Æ)(Ñ)	3,200	51
Mettler Toledo International, Inc. (Æ)	4,174	399
Milacron, Inc. (Æ)(Ñ)	3,124	27
Mine Safety Appliances Co. (Ñ)	5,100	223
Mueller Water Products, Inc. Class A	12,121	182
NACCO Industries, Inc. Class A	226	35
Novellus Systems, Inc. (Æ)	1,482	42
NVR, Inc. (Æ)(Ñ)	1,016	691
Pall Corp.	13,300	612
Photon Dynamics, Inc. (Æ)	3,134	34
Plantronics, Inc. (Ñ)	7,100	186
Polycom, Inc. (Æ)(Ñ)	7,500	252
Robbins & Myers, Inc. (Ñ)	15,262	811
SBA Communications Corp. Class A (Æ)(Ñ)	18,200	611
Steelcase, Inc. Class A (Ñ)	26,746	495
Tecumseh Products Co. Class A (Æ)(Ñ)	15,100	237
Teledyne Technologies, Inc. (Æ)(Ñ)	6,800	312
Tennant Co.	2,600	95
Teradyne, Inc. (Æ)(Ñ)	41,949	738
Terex Corp. (Æ)	5,389	438
Thomas & Betts Corp. (Æ)	1,700	99
Ultratech, Inc. (Æ)(Ñ)	19,200	256
Varian Semiconductor Equipment Associates, Inc. (Æ)	5,450	218
WW Grainger, Inc.	3,700	344

		17,447

Technology—16.3%
3Com Corp. (Æ)	81,500	337
ActivIdentity Corp. (Æ)	500	2

Aggressive Equity Fund 17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Adaptec, Inc. (Æ)(Ñ)	21,100	80
Adtran, Inc. (Ñ)	8,600	223
Alliance Semiconductor Corp. (Æ)	16,700	84
Amdocs, Ltd. (Æ)(Ñ)	9,900	394
American Reprographics Co. (Æ)	9,565	295
Amkor Technology, Inc. (Æ)	17,100	269
Amphenol Corp. Class A	28,168	1,004
Anadigics, Inc. (Æ)	8,900	123
Anixter International, Inc. (Æ)	6,400	481
Ansys, Inc. (Æ)	40,468	1,072
Applied Micro Circuits Corp. (Æ)	21,800	55
ARM Holdings PLC—ADR	35,200	308
Arrow Electronics, Inc. (Æ)	11,300	434
AsiaInfo Holdings, Inc. (Æ)	6,046	59
Atheros Communications, Inc. (Æ)(Ñ)	8,600	265
Atmel Corp. (Æ)	17,500	97
Avanex Corp. (Æ)(Ñ)	38,600	69
Avnet, Inc. (Æ)	7,679	304
AVX Corp.	11,950	200
BearingPoint, Inc. (Æ)	33,900	248
Blackboard, Inc. (Æ)	19,800	834
Brocade Communications Systems, Inc. (Æ)(Ñ)	126,700	991
Captaris, Inc. (Æ)	14,278	73
Cavium Networks, Inc. (Æ)(Ñ)	6,700	152
Cbeyond, Inc. (Æ)(Ñ)	8,500	327
Ciena Corp. (Æ)(Ñ)	12,760	461
Citrix Systems, Inc. (Æ)	8,100	273
Cogent Communications Group, Inc. (Æ)(Ñ)	8,900	266
CommScope, Inc. (Æ)	9,377	547
COMSYS IT Partners, Inc. (Æ)	3,992	91
Comtech Telecommunications Corp. (Æ)	6,839	317
Comverse Technology, Inc. (Æ)(Ñ)	20,700	432
CSG Systems International, Inc. (Æ)	16,116	427
Cubic Corp.	7,400	223
Daktronics, Inc. (Ñ)	9,900	213
DealerTrack Holdings, Inc. (Æ)(Ñ)	32,341	1,191
Digital River, Inc. (Æ)(Ñ)	5,500	249
EMS Technologies, Inc. (Æ)	1,500	33
EPIQ Systems, Inc. (Æ)	6,643	107
Equinix, Inc. (Æ)(Ñ)	16,513	1,510
Excel Technology, Inc. (Æ)	1,700	48
F5 Networks, Inc. (Æ)(Ñ)	4,400	355
First Solar, Inc. (Æ)(Ñ)	1,700	152
Flir Systems, Inc. (Æ)(Ñ)	15,600	722
Foundry Networks, Inc. (Æ)	38,048	634
Garmin, Ltd.	10,076	745
Gartner, Inc. (Æ)(Ñ)	47,500	1,168
Gateway, Inc. (Æ)(Ñ)	81,000	129
Genesis Microchip, Inc. (Æ)	2,745	26
Gerber Scientific, Inc. (Æ)	2,000	23
Hittite Microwave Corp. (Æ)	9,625	411
Ikanos Communications, Inc. (Æ)	16,600	126
Imation Corp. (Ñ)	9,100	335
Ingram Micro, Inc. Class A (Æ)	18,100	393
Integrated Device Technology, Inc. (Æ)	18,000	275
Intermec, Inc. (Æ)	15,176	384
International Rectifier Corp. (Æ)(Ñ)	6,000	224
Interwoven, Inc. (Æ)	50,586	710
IXYS Corp. (Æ)(Ñ)	1,600	13
Keynote Systems, Inc. (Æ)	14,700	241
Leadis Technology, Inc. (Æ)	1,000	4
Magma Design Automation, Inc. (Æ)	4,256	60
Manhattan Associates, Inc. (Æ)	11,799	329
Mentor Graphics Corp. (Æ)	1,559	21
Mercury Computer Systems, Inc. (Æ)(Ñ)	11,200	137
Methode Electronics, Inc.	4,437	69
Microchip Technology, Inc.	10,612	393
Micros Systems, Inc. (Æ)	9,917	539
MicroStrategy, Inc. Class A (Æ)	139	13
NAM TAI Electronics, Inc. (Ñ)	14,500	173
National Instruments Corp. (Ñ)	10,800	352
Ness Technologies, Inc. (Æ)	5,300	69
Novatel Wireless, Inc. (Æ)(Ñ)	8,300	216
Novell, Inc. (Æ)	34,400	268
Nuance Communications, Inc. (Æ)(Ñ)	22,500	376
Oplink Communications, Inc. (Æ)	3,400	51
Orckit Communications, Ltd. (Æ)	12,300	110
PMC—Sierra, Inc. (Æ)(Ñ)	50,000	387
QLogic Corp. (Æ)	16,100	268
Quantum Corp. (Æ)(Ñ)	23,800	75
Rackable Systems, Inc. (Æ)(Ñ)	9,900	122
Radware, Ltd. (Æ)(Ñ)	7,600	111
RealNetworks, Inc. (Æ)(Ñ)	35,000	286
Riverbed Technology, Inc. (Æ)	11,200	491
SanDisk Corp. (Æ)	9,110	446
Seachange International, Inc. (Æ)(Ñ)	25,000	194
Seagate Technology (Ñ)	9,197	200
Sigma Designs, Inc. (Æ)(Ñ)	19,100	498
Sigmatel, Inc. (Æ)	6,200	18
Silicon Storage Technology, Inc. (Æ)	84,798	316
Skyworks Solutions, Inc. (Æ)(Ñ)	66,400	488
SonicWALL, Inc. (Æ)	16,300	140
Standard Microsystems Corp. (Æ)(Ñ)	5,400	185
Sunpower Corp. Class A (Æ)(Ñ)	8,200	517
Sybase, Inc. (Æ)	13,558	324
Sycamore Networks, Inc. (Æ)(Ñ)	36,800	148
Synchronoss Technologies, Inc. (Æ)(Ñ)	5,000	147
Syniverse Holdings, Inc. (Æ)(Ñ)	2,700	35
SYNNEX Corp. (Æ)(Ñ)	5,600	115

18 Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Synopsys, Inc. (Æ)(Ñ)	6,800	180
Tekelec (Æ)(Ñ)	39,100	564
Tessera Technologies, Inc. (Æ)(Ñ)	27,098	1,099
TIBCO Software, Inc. (Æ)	60,600	548
Transaction Systems Architects, Inc. (Æ)(Ñ)	9,400	316
Trident Microsystems, Inc. (Æ)	7,300	134
TriQuint Semiconductor, Inc. (Æ)	44,700	226
Trizetto Group, Inc. (The) (Æ)(Ñ)	10,400	201
Ultimate Software Group, Inc. (Æ)(Ñ)	22,900	663
Unisys Corp. (Æ)	49,900	456
Utstarcom, Inc. (Æ)(Ñ)	32,400	182
Varian, Inc. (Æ)(Ñ)	4,000	219
VeriFone Holdings, Inc. (Æ)(Ñ)	23,200	818
Verigy, Ltd. (Æ)	30,504	873
Verint Systems, Inc. (Æ)(Ñ)	20,113	630
Vignette Corp. (Æ)	10,435	200
Vocus, Inc. (Æ)(Ñ)	18,300	460
Wavecom SA—ADR (Æ)(Ñ)	7,200	254
Zebra Technologies Corp. Class A (Æ)	9,542	370
Zoran Corp. (Æ)(Ñ)	18,400	369

		39,687

Utilities—5.3%
AGL Resources, Inc.	8,724	353
Allete, Inc.	3,100	146
Alliant Energy Corp.	19,851	771
Atmos Energy Corp.	29,487	886
Black Hills Corp.	8,664	344
California Water Service Group (Ñ)	7,500	281
Centerpoint Energy, Inc. (Ñ)	19,300	336
CenturyTel, Inc.	15,726	771
Cincinnati Bell, Inc. (Æ)	11,247	65
Citizens Communications Co.	8,082	123
Clearwire Corp. Class A (Æ)	4,900	120
Cleco Corp. (Ñ)	9,600	235
CMS Energy Corp. (Ñ)	18,000	310
Energen Corp.	6,859	377
EnerNOC, Inc. (Æ)	2,500	95
Integrys Energy Group, Inc. (Ñ)	2,900	147
Leap Wireless International, Inc. (Æ)	8,900	752
MDU Resources Group, Inc.	15,500	435
New Jersey Resources Corp. (Ñ)	2,200	112
NII Holdings, Inc. (Æ)	5,836	471
Northeast Utilities	25,200	715
OGE Energy Corp.	19,523	716
Oneok, Inc.	5,300	267
PAETEC Corp. (Æ)(Ñ)	22,500	254
Pepco Holdings, Inc.	24,100	680
PNM Resources, Inc.	7,100	197
Portland General Electric Co.	2,260	62
Premiere Global Services, Inc. (Æ)	11,100	145
Puget Energy, Inc.	9,929	240
Sierra Pacific Resources (Æ)	31,100	546
Southern Union Co.	11,600	378
Southwest Gas Corp.	5,074	172
Suburban Propane Partners, LP	3,100	148
Telephone & Data Systems, Inc.	400	25
UGI Corp.	30,900	843
Westar Energy, Inc.	13,284	323

		12,841

Total Common Stocks
(cost $208,722)		236,014

Warrants & Rights—0.0%
Financial Services—0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	42,200	11

Total Warrants & Rights
(cost $10)		11

Short-Term Investments—2.8%
Russell Investment Company Money Market Fund	5,709,000	5,709
United States Treasury Bills (ž)(§) 4.649% due 09/27/07	1,000	989

Total Short-Term Investments
(cost $6,698)		6,698

Other Securities—28.9%
State Street Securities Lending Quality Trust (×)	70,084,473	70,084

Total Other Securities
(cost $70,084)		70,084

Total Investments—128.9%
(identified cost $285,514)		312,807

Other Assets and Liabilities,
Net—(28.9%)		(70,121)

Net Assets—100.0%		242,686

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (82)	6,905	(55)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(55)

Presentation of Portfolio Holdings—June 30, 2007 (Unaudited)

Portfolio Summary	% of Net Assets
Auto and Transportation	3.3
Consumer Discretionary	18.3
Consumer Staples	2.7
Financial Services	15.4
Health Care	9.7
Materials and Processing	12.8
Miscellaneous	1.3
Other Energy	4.9
Producer Durables	7.2
Technology	16.3
Utilities	5.3
Warrants & Rights	—	*
Short-Term Investments	2.8
Other Securities	28.9

Total Investments	128.9
Other Assets and Liabilities, Net	(28.9)

	100.0

Futures Contracts	(— )	*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example—June 30, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2007	$1,000.00	$1,000.00
Ending Account Value June 30, 2007	$1,098.40	$1,019.09
Expenses Paid During Period*	$5.98	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Non-U.S. Fund 21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks—90.3%
Australia—2.2%
AGL Energy, Ltd.	2,861	37
Alinta, Ltd. (Ñ)	2,184	28
Amcor, Ltd.	20,090	127
AMP, Ltd.	30,919	265
Ansell, Ltd.	10,025	104
Asciano Group (Æ)	1,189	10
Australia & New Zealand Banking Group, Ltd.	16,945	417
AXA Asia Pacific Holdings, Ltd.	11,885	75
BHP Billiton, Ltd.	28,869	857
Brambles, Ltd. (Æ)	37,579	388
Caltex Australia, Ltd.	7,421	149
Centro Properties Group	7,961	57
CFS Gandel Retail Trust	2,597	5
Coles Group, Ltd.	20,478	280
Commonwealth Bank of Australia	9,434	442
CSR, Ltd. (Ñ)	24,355	72
David Jones, Ltd.	15,500	73
DB RREEF Trust	11,747	20
GPT Group	13,500	53
Harvey Norman Holdings, Ltd.	2,911	13
Incitec Pivot, Ltd.	1,229	83
Insurance Australia Group, Ltd.	16,784	81
Investa Property Group (Ñ)	6,524	16
Leighton Holdings, Ltd. (Ñ)	5,722	200
Macquarie Airports	1,615	6
Macquarie Bank, Ltd.	266	19
Macquarie Communications Infrastructure Group	546	3
Macquarie Goodman Group	11,663	66
Macquarie Infrastructure Group	21,026	64
Macquarie Office Trust	3,445	5
Minara Resources, Ltd.	14,323	88
Mirvac Group	6,629	32
Multiplex Group	735	3
National Australia Bank, Ltd.	35,669	1,241
OneSteel, Ltd.	1,126	6
Orica, Ltd.	2,083	53
Pacific Brands, Ltd.	60,888	178
Paladin Resources, Ltd. (Æ)	3,532	25
Qantas Airways, Ltd.	35,169	167
QBE Insurance Group, Ltd.	51,187	1,354
Rinker Group, Ltd.	6,340	101
Rio Tinto, Ltd. (Ñ)	7,649	641
Santos, Ltd.	2,041	24
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
Stockland (Ñ)	8,624	60
Symbion Health, Ltd.	3,211	11
Tattersall’s, Ltd.	22,123	88
Telstra Corp., Ltd.	28,239	101
Toll Holdings, Ltd.	1,189	15
Transurban Group (Æ)	42,111	286
Westfield Group	11,095	188
Westpac Banking Corp.	11,549	251
Woolworths, Ltd.	5,942	136
Zinifex, Ltd.	10,990	175

		9,239

Austria—0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,553	1,217

Belgium—0.2%
Fortis	17,403	742
Solvay SA	1,293	205

		947

Bermuda—0.5%
Benfield Group, Ltd.	71,161	462
Esprit Holdings, Ltd.	8,600	109
Guoco Group, Ltd.	2,000	28
Hongkong Land Holdings, Ltd.	5,000	23
Jardine Matheson Holdings, Ltd.	3,200	76
Jardine Strategic Holdings, Ltd.	3,000	40
Li & Fung, Ltd.	334,000	1,202
Orient Overseas International, Ltd.	6,800	66
People’s Food Holdings, Ltd.	18,000	22
Vostok Gas, Ltd. (Æ)	2,925	163
Yue Yuen Industrial Holdings, Ltd.	8,000	25

		2,216

Brazil—0.3%
Cia Vale do Rio Doce—ADR	25,900	1,154

Canada—1.4%
Cameco Corp. (Ñ)	10,200	518
Canadian National Railway Co.	21,840	1,112
Potash Corp. of Saskatchewan	7,700	601
Research In Motion, Ltd. (Æ)(Ñ)	8,100	1,620
Rogers Communications, Inc. Class B	23,200	989
Suncor Energy, Inc.	13,600	1,225

		6,065

22 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cayman Islands—0.3%
Ctrip.com International, Ltd.—ADR (Ñ)	9,100	716
Focus Media Holding, Ltd.—ADR (Æ)(Ñ)	14,400	727
Kingboard Chemical Holdings, Ltd.	7,500	34

		1,477

China—0.3%
China Communications Construction Co., Ltd. Class H (Æ)	297,000	532
China Merchants Bank Co., Ltd.	294,000	895

		1,427

Czech Republic—0.2%
Komercni Banka AS	3,707	690

Denmark—0.6%
Carlsberg A/S Class B	3,700	449
FLSmidth & Co. A/S	2,750	217
Novo Nordisk A/S Series B	3,450	377
Sydbank A/S	1,800	86
Vestas Wind Systems A/S (Æ)	24,100	1,595

		2,724

Finland—1.6%
Cargotec Corp. Class B (Ñ)	1,660	102
Kesko OYJ Class B	4,308	288
Nokia OYJ	160,410	4,518
Oriola-KD OYJ	3,400	16
Orion OYJ Class B	10,261	257
Outokumpu OYJ	5,225	177
Outotec OYJ	1,784	99
Rautaruukki OYJ	8,096	521
Stora Enso OYJ Class R	48,820	908
Uponor OYJ	1,734	68

		6,954

France—12.3%
Air France-KLM (Ñ)	10,918	511
Air Liquide	15,562	2,052
Alcatel-Lucent—ADR	53,450	748
Alstom RGPT (Æ)(Ñ)	11,293	1,899
AXA SA (Ñ)	64,942	2,814
BNP Paribas (Ñ)	18,869	2,257
Bouygues SA	274	23
Carrefour SA	7,333	517
Casino Guichard Perrachon SA	2,400	244
Christian Dior SA	2,214	288
Cie Generale d’Optique Essilor International SA (Ñ)	5,130	614
CNP Assurances	1,367	176
Credit Agricole SA	79,183	3,235
Gaz de France SA (Ñ)	23,429	1,189
Klepierre	594	101
L’Oreal SA	17,568	2,088
Lafarge SA (Ñ)	452	83
Legrand SA	38,859	1,408
LVMH Moet Hennessy Louis Vuitton SA	30,122	3,487
Nexans SA	1,598	268
NicOx SA (Æ)	7,623	187
Pernod-Ricard SA (Ñ)	11,012	2,443
PPR SA	3,523	618
Rhodia SA (Æ)	8,810	401
Sanofi-Aventis	18,670	1,519
Schneider Electric SA (Ñ)	25,160	3,546
Societe BIC SA	1,096	81
Societe Generale (Ñ)	5,843	1,088
Societe Television Francaise 1	21,814	758
Sodexho Alliance SA (Ñ)	4,748	342
Suez SA (Ñ)	7,547	434
Suez SA (Æ)	1,228	—
Thales SA	18,781	1,152
Total SA	90,500	7,381
Unibail-Rodamco (Ñ)	715	184
Valeo SA	8,355	450
Vallourec SA (Ñ)	3,643	1,174
Veolia Environnement (Ñ)	37,758	2,965
Vivendi Universal SA (Ñ)	79,777	3,445

		52,170

Germany—9.4%
Allianz SE (Ñ)	10,097	2,372
BASF AG	6,388	841
Bayer AG (Ñ)	64,750	4,916
Bayerische Motoren Werke AG (Ñ)	20,900	1,358
Continental AG (Ñ)	20,378	2,881
DaimlerChrysler AG	15,252	1,416
Deutsche Bank AG	4,354	635
Deutsche Boerse AG (Ñ)	14,190	1,608
Deutsche Telekom AG	45,665	846
E.ON AG (Ñ)	26,765	4,502
Epcos AG	9,146	180
Fresenius Medical Care AG & Co. KGaA (Ñ)	19,186	886
Hochtief AG	4,299	470
Infineon Technologies AG (Æ)(Ñ)	97,780	1,629
KarstadtQuelle AG (Æ)(Ñ)	56,292	1,906
Lanxess AG	7,955	446

Non-U.S. Fund 23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Linde AG (Ñ)	18,880	2,281
Metro AG (Ñ)	28,157	2,343
MTU Aero Engines Holding AG	6,398	418
RWE AG (Ñ)	5,592	598
Salzgitter AG	9,490	1,843
Siemens AG	22,545	3,252
ThyssenKrupp AG	897	54
Volkswagen AG (Ñ)	4,505	720
Wacker Chemie AG (Ñ)	5,358	1,269
Wincor Nixdorf AG	2,238	208

		39,878

Greece—0.1%
National Bank of Greece SA	10,244	588

Guernsey—0.2%
Eurocastle Investment, Ltd.	14,286	662

Hong Kong—0.6%
Bank of East Asia, Ltd.	10,400	58
BOC Hong Kong Holdings, Ltd.	23,000	55
Cathay Pacific Airways, Ltd.	18,000	45
Cheung Kong Holdings, Ltd.	64,910	850
China Insurance International Holdings Co., Ltd. (Æ)	567	1
China Resources Enterprise	142,000	534
China Unicom, Ltd.	18,000	31
CLP Holdings, Ltd.	12,000	80
Hang Lung Group, Ltd.	14,000	63
Henderson Land Development Co., Ltd.	12,000	82
Hong Kong Exchanges and Clearing, Ltd.	6,500	92
HongKong Electric Holdings	23,500	119
Hopewell Holdings	12,000	49
Hutchison Whampoa, Ltd.	14,000	139
Link REIT (The) (ö)	13,000	29
New World Development, Ltd.	17,000	43
Sino Land Co.	14,000	29
Sun Hung Kai Properties, Ltd.	6,000	72
Swire Pacific, Ltd.	10,500	117
Television Broadcasts, Ltd.	7,000	49
Wharf Holdings, Ltd.	20,000	80
Wheelock & Co., Ltd.	16,000	41

		2,658

Indonesia—0.2%
Bank Central Asia Tbk PT	1,081,000	652
Telekomunikasi Indonesia Tbk PT—ADR	1,750	76

		728

Ireland—0.6%
Elan Corp. PLC—ADR (Æ)(Ñ)	87,600	1,921
Ryanair Holdings PLC—ADR (Æ)(Ñ)	11,710	442

		2,363

Italy—3.9%
Alleanza Assicurazioni SpA	86,588	1,134
Ansaldo STS SpA (Æ)	82,838	1,101
Arnoldo Mondadori Editore SpA	97,774	959
Assicurazioni Generali SpA	14,823	597
Banco Popolare di Verona e Novara SCRL (Ñ)	20,962	605
Benetton Group SpA	6,473	113
Bulgari SpA	35,643	575
Buzzi Unicem SpA	4,442	153
Enel SpA	45,943	496
ENI SpA	75,965	2,766
Esprinet SpA (Ñ)	5,834	118
Fiat SpA	1,566	47
Fondiaria-Sai SpA	9,454	459
Intesa Sanpaolo SpA	196,259	1,469
Italcementi SpA (Ñ)	15,628	485
Luxottica Group SpA (Ñ)	17,304	674
Mediaset SpA	151,206	1,566
Milano Assicurazioni SpA (Ñ)	51,100	427
Parmalat Finanziaria SpA (Æ)(Ñ)(ß)	12,500	—
Snam Rete Gas SpA	27,825	165
Telecom Italia SpA	847,028	1,884
UniCredito Italiano SpA	71,208	639
Unione di Banche Italiane Scpa	1,315	34

		16,466

Japan—16.2%
Aderans Co., Ltd.	100	2
Advantest Corp.	9,100	397
Aeon Credit Service Co., Ltd.	43,100	684
Aioi Insurance Co., Ltd.	6,000	39
Alfresa Holdings Corp.	300	21
Amada Co., Ltd.	10,000	125
Asahi Breweries, Ltd.	11,400	177
Asahi Glass Co., Ltd.	105,000	1,419
Asahi Kasei Corp.	26,000	171
Astellas Pharma, Inc.	2,200	96
Bank of Nagoya, Ltd. (The)	7,000	46

24 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of Yokohama, Ltd. (The)	5,000	35
Bosch Corp. (Ñ)	21,000	104
Bridgestone Corp.	47,000	1,008
Brother Industries, Ltd.	12,000	176
Calsonic Kansei Corp.	2,000	8
Canon Marketing Japan, Inc. (Ñ)	2,800	57
Canon, Inc. (Ñ)	71,600	4,204
Chiba Bank, Ltd. (The)	8,000	71
Dai Nippon Printing Co., Ltd.	8,000	119
Daihatsu Motor Co., Ltd.	6,000	55
Daiichi Sankyo Co., Ltd.	5,300	141
Daiwa House Industry Co., Ltd.	31,170	446
Daiwa Securities Group, Inc.	64,740	690
Denki Kagaku Kogyo Kabushiki Kaisha	18,000	81
Denso Corp.	3,800	149
Dentsu, Inc. (Ñ)	9	26
East Japan Railway Co.	14	108
Eisai Co., Ltd.	1,200	52
Elpida Memory, Inc. (Æ)(Ñ)	14,000	617
Fanuc, Ltd.	17,300	1,787
Fuji Electric Holdings Co., Ltd.	8,000	41
Fuji Fire & Marine Insurance Co., Ltd. (The)	21,000	84
Fuji Heavy Industries, Ltd. (Ñ)	40,000	192
Fuji Television Network, Inc.	514	1,035
FUJIFILM Holdings Corp.	4,800	215
Fujitsu, Ltd.	33,000	243
Hakuhodo DY Holdings, Inc.	550	36
Hirose Electric Co., Ltd. (Ñ)	4,900	645
Hitachi, Ltd.	10,000	71
Honda Motor Co., Ltd.	11,700	428
Hyakugo Bank, Ltd. (The)	2,000	14
Hyakujushi Bank, Ltd. (The)	3,000	17
Inpex Holdings, Inc.	2	19
Itochu Corp.	34,000	394
Izumi Co., Ltd. (Ñ)	4,400	72
Japan Tobacco, Inc.	338	1,669
JFE Holdings, Inc.	7,900	492
JGC Corp.	7,000	131
Joyo Bank, Ltd. (The)	235,190	1,463
Kagoshima Bank, Ltd. (The)	5,000	38
Kandenko Co., Ltd. (Ñ)	17,000	96
Kansai Electric Power Co., Inc. (The)	11,800	279
Kao Corp.	127,000	3,290
Kawasaki Kisen Kaisha, Ltd.	19,000	233
KDDI Corp.	16	119
Keiyo Bank, Ltd. (The)	7,000	41
Kobe Steel, Ltd.	41,000	156
Komatsu, Ltd.	37,700	1,096
Komori Corp.	3,000	70
Kose Corp.	54,040	1,532
Kubota Corp.	19,000	154
Kyocera Corp.	900	96
Leopalace21 Corp. (Ñ)	700	24
Makita Corp.	3,500	156
Matsushita Electric Industrial Co., Ltd.	22,000	437
Matsushita Electric Works, Ltd.	20,000	256
Mazda Motor Corp.	34,000	194
Meiji Dairies Corp.	13,000	83
MID Reit, Inc. (ö)	95	481
Millea Holdings, Inc.	6,100	251
Mitsubishi Chemical Holdings Corp.	27,500	253
Mitsubishi Corp.	31,600	829
Mitsubishi Electric Corp.	28,000	260
Mitsubishi Estate Co., Ltd.	10,000	272
Mitsubishi Heavy Industries, Ltd.	14,000	90
Mitsubishi UFJ Financial Group, Inc.	56	619
Mitsui & Co., Ltd.	13,000	259
Mitsui Fudosan Co., Ltd.	8,000	225
Mitsui OSK Lines, Ltd.	84,000	1,142
Mitsui Sumitomo Insurance Co., Ltd.	3,000	39
Mitsui-Soko Co., Ltd. (Ñ)	106,560	636
Mizuho Financial Group, Inc.	62	430
Mochida Pharmaceutical Co., Ltd.	2,000	19
Mori Seiki Co., Ltd.	800	25
Nabtesco Corp.	2,000	29
New City Residence Investment Corp. Class A (ö)	84	467
Nichirei Corp.	35,000	181
Nintendo Co., Ltd. (Ñ)	4,800	1,758
Nippon Building Fund, Inc. Class A (ö)	1	14
Nippon Commercial Investment Corp. (ö)	169	736
Nippon Express Co., Ltd.	17,000	97
Nippon Oil Corp.	20,000	186
Nippon Paint Co., Ltd. (Ñ)	2,000	10
Nippon Residential Investment Corp. Class A (ö)	107	621
Nippon Steel Corp.	52,000	367
Nippon Telegraph & Telephone Corp.	90	400
Nippon Yusen KK (Ñ)	36,000	331
Nipponkoa Insurance Co., Ltd.	222,490	2,006
Nissan Motor Co., Ltd. (Ñ)	17,000	182
Nisshin Seifun Group, Inc.	6,500	64
Nomura Holdings, Inc.	139,360	2,716
Nomura Research Institute, Ltd.	2,000	59
NTN Corp.	7,000	60
NTT Data Corp.	10	48
NTT DoCoMo, Inc.	284	450

Non-U.S. Fund 25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Omron Corp.	36,300	955
ORIX Corp.	640	169
Pacific Metals Co., Ltd.	5,000	84
Resona Holdings, Inc. (Ñ)	68	163
Ricoh Co., Ltd.	98,000	2,268
Santen Pharmaceutical Co., Ltd.	2,100	51
Sapporo Hokuyo Holdings, Inc.	13	144
Secom Co., Ltd.	1,000	47
Seino Holdings Corp.	5,000	47
Sekisui House, Ltd.	6,000	80
Seven & I Holdings Co., Ltd.	58,080	1,660
Sharp Corp.	6,000	114
Shiga Bank, Ltd. (The)	3,000	21
Shin-Etsu Chemical Co., Ltd.	300	21
Shinsei Bank, Ltd.	17,000	69
Shizuoka Bank, Ltd. (The)	69,000	700
Showa Shell Sekiyu KK	16,405	204
Sohgo Security Services Co., Ltd.	5,000	88
Sompo Japan Insurance, Inc.	14,000	172
Sony Corp. (Ñ)	20,800	1,069
Sugi Pharmacy Co., Ltd.	19,900	455
Sumitomo Bakelite Co., Ltd.	148,600	1,042
Sumitomo Corp.	3,500	64
Sumitomo Forestry Co., Ltd.	57,000	552
Sumitomo Heavy Industries, Ltd.	6,000	68
Sumitomo Metal Industries, Ltd.	32,000	189
Sumitomo Mitsui Financial Group, Inc. ( Ñ)	39	364
Sumitomo Realty & Development Co., Ltd.	3,000	98
Sumitomo Trust & Banking Co., Ltd. (The)	183,000	1,746
Suzuken Co., Ltd.	1,800	56
Suzuki Motor Corp.	38,160	1,085
Taiyo Nippon Sanso Corp.	4,000	31
Takeda Pharmaceutical Co., Ltd.	26,660	1,724
Tobu Railway Co., Ltd.	9,000	41
Toho Co., Ltd./Tokyo	3,600	65
Tokai Rubber Industries, Inc.	6,300	105
Tokyo Electric Power Co., Inc. (The)	14,400	463
Tokyo Electron, Ltd.	700	52
Tokyo Gas Co., Ltd.	157,000	745
Tokyu Corp.	10,000	67
Tokyu Land Corp.	2,000	21
Toppan Forms Co., Ltd.	87	1
Toshiba Corp.	23,000	201
Toyo Seikan Kaisha, Ltd.	1,500	29
Toyo Suisan Kaisha, Ltd.	1,000	18
Toyobo Co., Ltd.	25,000	72
Toyota Auto Body Co., Ltd.	1,600	27
Toyota Motor Corp.	65,300	4,137
West Japan Railway Co.	199	928
Yamada Denki Co., Ltd.	5,250	549
Yamaha Corp.	1,800	37
Yamato Kogyo Co., Ltd.	1,700	68

		68,560

Luxembourg—0.2%
Millicom International Cellular SA (Æ)(Ñ)	9,000	825

Mexico—0.2%
America Movil SAB de CV Series L	12,800	793

Netherlands—3.7%
ABN AMRO Holding NV	12,895	594
Akzo Nobel NV	4,056	351
Arcelor Mittal	5,217	329
ASML Holding NV (Æ)	56,172	1,559
Corporate Express	78,605	1,211
CSM	3,980	141
Heineken Holding NV	983	51
Heineken NV	43,542	2,563
Hunter Douglas NV	1,774	168
ING Groep NV	54,891	2,436
Koninklijke Ahold NV (Æ)	26,305	332
Koninklijke Philips Electronics NV	17,683	755
OCE NV	5,472	107
Rodamco Europe NV	989	133
Royal KPN NV	17,750	296
TNT NV	42,020	1,901
Unilever NV	80,274	2,505
Univar NV	1,082	58

		15,490

Norway—0.5%
Renewable Energy Corp. AS (Æ)	28,350	1,106
Statoil ASA	32,312	1,005

		2,111

Portugal—0.2%
Energias de Portugal SA	137,732	762

Singapore—0.7%
Ascendas Real Estate Investment Trust (Æ)(ö)	3,000	6
CapitaCommercial Trust (Æ)(ö)	4,000	8
CapitaLand, Ltd. (Ñ)	12,000	63
CapitaMall Trust (Æ)(ö)	4,000	11
Creative Technology, Ltd.	3,600	18

26 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DBS Group Holdings, Ltd.	41,000	611
Fraser and Neave, Ltd.	17,000	61
Jardine Cycle & Carriage, Ltd.	4,000	41
Keppel Corp., Ltd.	12,000	98
NatSteel, Ltd.	10,000	12
Neptune Orient Lines, Ltd.	17,000	59
Olam International, Ltd.	10,000	20
Oversea-Chinese Banking Corp.	7,000	42
Pacific Century Regional Developments, Ltd. (Æ)	76,000	20
SembCorp Industries, Ltd.	14,880	55
Singapore Airlines, Ltd.	8,000	98
Singapore Telecommunications, Ltd.	599,000	1,330
STATS ChipPAC, Ltd. (Æ)	15,000	17
Suntec Real Estate Investment Trust (Æ)(ö)	3,000	4
United Overseas Bank, Ltd.	12,000	172
Wing Tai Holdings, Ltd.	16,000	42

		2,788

South Korea—1.7%
Hyundai Motor Co.	9,900	782
Kookmin Bank—ADR	13,070	1,146
Kookmin Bank	8,619	757
LG Electronics, Inc.	18,789	1,554
Samsung Electronics Co., Ltd.	4,622	2,832

		7,071

Spain—1.7%
Abengoa SA	3,742	154
Avanzit SA (Æ)	27,604	200
Banco Bilbao Vizcaya Argentaria SA	55,235	1,361
Banco Santander Central Hispano SA	47,400	878
Endesa SA	5,185	282
Gamesa Corp. Tecnologica SA	25,266	923
Gestevision Telecinco SA	6,557	187
Grifols SA (Æ)	7,419	162
Iberdrola SA	15,427	866
Iberia Lineas Aereas de Espana	61,406	308
Mapfre SA	94,020	468
Repsol YPF SA (Ñ)	11,322	448
Telefonica SA	33,652	753
Union Fenosa SA	3,837	206

		7,196

Sweden—2.0%
Alfa Laval AB	7,700	467
Electrolux AB	19,000	453
JM AB	10,400	318
Lindex AB	3,000	40
Nordea Bank AB	68,180	1,072
Scania AB Class B (Æ)	26,400	648
Skandinaviska Enskilda Banken AB Class A	7,000	227
SKF AB Class B	18,400	389
Ssab Svenskt Stal AB Series A	12,700	525
Svenska Cellulosa AB Class B	6,000	101
Svenska Handelsbanken AB Series A	6,700	188
Telefonaktiebolaget LM Ericsson Series B	931,670	3,741
TeliaSonera AB	29,500	218

		8,387

Switzerland—7.8%
ABB, Ltd.	52,225	1,189
Actelion, Ltd. (Æ)	18,360	821
Clariant AG (Æ)	52,333	853
Credit Suisse Group	13,998	1,001
Geberit AG	1,730	296
Georg Fischer AG	202	153
Givaudan SA (Ñ)	1,980	1,961
Helvetia Holding AG	242	93
Julius Baer Holding AG	43,930	3,161
Kudelski SA (Ñ)	3,753	132
Nestle SA	21,489	8,198
Novartis AG	12,998	734
Phonak Holding AG	4,282	386
Roche Holding AG	30,449	5,419
Sulzer AG	204	265
Swatch Group AG	15,555	885
Swiss Reinsurance	27,259	2,497
Swisscom AG	1,175	403
UBS AG	70,146	4,227
Zurich Financial Services AG	678	210

		32,884

Taiwan—0.7%
HON HAI Precision Industry Co., Ltd.	139,400	1,205
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	86,020	957
United Microelectronics Corp.—ADR (Ñ)	245,250	839

		3,001

Thailand—0.2%
Bangkok Bank PCL	230,100	813

Non-U.S. Fund 27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Kingdom—19.1%
3i Group PLC	969	23
Anglo American PLC	9,340	552
ARM Holdings PLC	312,110	918
AstraZeneca PLC	17,806	959
Aviva PLC	42,758	638
BAE Systems PLC	85,279	694
Balfour Beatty PLC	12,103	108
Barclays PLC	23,985	335
Berkeley Group Holdings PLC (Æ)	7,976	285
BG Group PLC	75,054	1,238
BHP Billiton PLC	65,733	1,835
Bovis Homes Group PLC	509	9
BP PLC	130,339	1,578
BP PLC—ADR	19,700	1,421
British Airways PLC (Æ)	35,244	296
British American Tobacco PLC	9,492	324
British Energy Group PLC	49,733	540
British Land Co. PLC (ö)	4,514	122
BT Group PLC	230,287	1,538
Burberry Group PLC	59,419	820
Cable & Wireless PLC	271,399	1,060
Cadbury Schweppes PLC	180,758	2,468
Carnival PLC	1,486	71
Carphone Warehouse Group PLC	92,521	614
Centrica PLC	298	2
Charter PLC (Æ)	53	1
Compass Group PLC	7,613	53
Daily Mail & General Trust Class A	21,791	335
Davis Service Group PLC	9,300	116
De La Rue PLC	5,646	88
Diageo PLC	232,763	4,847
EMI Group PLC	2,867	15
Enterprise Inns PLC	1,722	24
Experian Group, Ltd.	60,067	759
Fiberweb PLC	719	2
Firstgroup PLC	5,688	76
Friends Provident PLC	4,064	15
Galiform PLC (Æ)	698	2
GlaxoSmithKline PLC	236,759	6,205
Great Portland Estates PLC (ö)	139	2
Hammerson PLC (ö)	342	10
HBOS PLC	45,036	891
HSBC Holdings PLC	140,769	2,587
Inchcape PLC	9,115	92
Invensys PLC (Æ)	348	3
Invesco PLC	150,050	1,948
Investec PLC	161	2
ITV PLC	8,142	19
J Sainsbury PLC	51,870	609
Kazakhmys PLC	460	12
Kesa Electricals PLC	57,426	363
Kingfisher PLC	359,143	1,634
Ladbrokes PLC	149,504	1,300
Land Securities Group PLC (ö)	4,913	172
Legal & General Group PLC	309,419	933
Liberty International PLC (ö)	471	11
Lloyds TSB Group PLC	72,848	813
Man Group PLC	158,422	1,937
National Express Group PLC	7,427	160
Next PLC	19,592	790
Pearson PLC	31,491	533
Premier Farnell PLC	3,208	13
Reckitt Benckiser PLC	99,977	5,491
Reed Elsevier PLC	5,030	65
Resolution PLC	815	10
Rexam PLC	832	8
Rio Tinto PLC	971	75
Royal & Sun Alliance Insurance Group PLC	702	2
Royal Bank of Scotland Group PLC	211,474	2,688
Royal Dutch Shell PLC Class A	81	3,327
Royal Dutch Shell PLC Class B	18,848	788
SABMiller PLC	4,444	113
Scottish & Southern Energy PLC	29,258	851
Smith & Nephew PLC	105,797	1,315
Smiths Group PLC (Æ)	76,228	1,814
Stagecoach Group PLC	52,331	192
Standard Chartered PLC	29,796	975
Standard Life PLC	8,087	54
Tesco PLC	337,312	2,835
Trinity Mirror PLC	13,551	144
Tullett Prebon PLC	1,143	10
Unilever PLC	36,439	1,182
Vodafone Group PLC	417,137	1,406
Vodafone Group PLC—ADR (Ñ)	83,850	2,820
William Hill PLC	193,817	2,394
WPP Group PLC	325,959	4,899
Xstrata PLC	24,910	1,494

		80,772

United States—0.2%
NYSE Euronext	1,415	105
Synthes, Inc.	5,536	666

		771

Total Common Stocks
(cost $321,434)		381,847

28 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks—0.6%
Germany—0.5%
Henkel KGaA (Ñ)	38,086	2,015
Volkswagen AG (Ñ)	1,676	175

		2,190

Italy—0.1%
Unipol SpA	77,511	267

Total Preferred Stocks
(cost $2,313)		2,457

Warrants & Rights—0.0%
Australia—0.0%
Westfield Group (Æ)	964	—

Italy—0.0%
Unipol SpA (Æ)	101,002	27

Total Warrants & Rights
(cost $—)		27

	Notional Amount $
Options Purchased—0.1%
Switzerland—0.1%
Swiss Market Index Futures
Sep 2007 9,255.51 (CHF) Call (45)	3,410	187
Sep 2007 9,258.32 (CHF) Call (29)	2,198	119

Total Options Purchased
(cost $298)		306

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments—8.4%
United States—8.4%
Russell Investment Company Money Market Fund	33,478,000	33,478
United States Treasury Bills (ž)(§) 4.644% due 09/27/07	2,200	2,175

Total Short-Term Investments
(cost $35,654)		35,653

Other Securities—13.1%
State Street Securities Lending Quality Trust (×)	55,265,823	55,266

Total Other Securities
(cost $55,266)		55,266

Total Investments—112.5%
(identified cost $414,965)		475,556
Other Assets and Liabilities,
Net—(12.5%)		(52,886)

Net Assets—100.0%		422,670

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
AEX Index (Netherlands) expiration date 07/07 (40)	5,935	115
CAC-40 Index (France) expiration date 07/07 (43)	3,526	64
DAX Index (Germany) expiration date 09/07 (44)	12,001	476
EUR STOXX 50 Index (EMU) expiration date 09/07 (107)	6,525	111
FTSE-100 Index (UK) expiration date 09/07 (48)	6,393	21
MSCI Singapore Index expiration date 07/07 (1)	57	(1)
OMX S30 Index (Sweden) expiration date 07/07 (227)	4,155	(112)
TOPIX Index (Japan) expiration date 09/07 (87)	21,560	5

Short Positions
CAC-40 Index (France) expiration date 07/07 (2)	164	(5)
FTSE-100 Index (UK) expiration date 09/07 (51)	6,792	(45)
Hang Seng Index (Hong Kong) expiration date 07/07 (7)	979	(1)
IBEX Plus Index (Spain) expiration date 07/07 (20)	4,004	(6)
MIB-30 (Italy) expiration date 09/07 (14)	4,005	(38)
SPI 200 Index (Australia) expiration date 09/07 (45)	5,991	83

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		667

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Switzerland
Swiss Market Index Futures
Sep 2007 9,255.51 (CHF) Put (45)	3,410	(184)
Sep 2007 9,258.32 (CHF) Put (29)	2,198	(120)

Total Liability for Options Written (premiums received $298)		(304)

See accompanying notes which are an integral part of the financial statements.

30 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	22	AUD	26	07/03/07	—
USD	40	AUD	48	09/19/07	1
USD	314	AUD	374	09/19/07	2
USD	343	AUD	408	09/19/07	2
USD	431	CHF	528	07/03/07	1
USD	147	CHF	179	07/05/07	—
USD	243	CHF	299	09/19/07	3
USD	805	CHF	991	09/19/07	11
USD	968	CHF	1,193	09/19/07	14
USD	3,345	CHF	4,118	09/19/07	47
USD	6,022	CHF	7,416	09/19/07	86
USD	22,734	CHF	28,010	09/19/07	337
USD	15	CZK	329	07/03/07	—
USD	29	DKK	160	09/19/07	—
USD	33	DKK	181	09/19/07	—
USD	10	EUR	8	07/02/07	—
USD	38	EUR	28	07/02/07	—
USD	246	EUR	182	07/02/07	1
USD	26	EUR	19	07/03/07	—
USD	727	EUR	538	07/03/07	1
USD	280	EUR	208	07/10/07	3
USD	674	EUR	500	09/19/07	4
USD	1,094	EUR	814	09/19/07	11
USD	1,343	EUR	1,000	09/19/07	14
USD	1,347	EUR	1,000	09/19/07	11
USD	1,350	EUR	1,000	09/19/07	3
USD	1,518	EUR	1,130	09/19/07	15
USD	2,166	EUR	1,600	09/19/07	5
USD	2,842	EUR	2,100	09/19/07	8
USD	3,352	EUR	2,495	09/19/07	34
USD	11,501	EUR	8,500	09/19/07	35
USD	11,908	EUR	8,800	09/19/07	34
USD	11,967	EUR	8,905	09/19/07	119
USD	18	GBP	9	07/02/07	—
USD	114	GBP	57	07/02/07	1
USD	126	GBP	63	07/02/07	—
USD	324	GBP	162	07/02/07	2
USD	30	GBP	15	07/03/07	—
USD	32	GBP	16	07/03/07	—
USD	512	GBP	255	07/03/07	1
USD	498	GBP	250	09/19/07	4
USD	590	GBP	300	09/19/07	12
USD	728	GBP	365	09/19/07	4
USD	796	GBP	400	09/19/07	6
USD	796	GBP	400	09/19/07	6
USD	2,874	GBP	1,452	09/19/07	39
USD	3,137	GBP	1,594	09/19/07	60
USD	3,329	GBP	1,682	09/19/07	45
USD	5,981	GBP	3,023	09/19/07	83
USD	8,162	GBP	4,100	09/19/07	62
USD	9,340	GBP	4,720	09/19/07	127
USD	9,756	GBP	4,900	09/19/07	72
USD	29	HKD	224	07/03/07	—
USD	3	HKD	22	09/19/07	—
USD	13	HKD	99	09/19/07	—
USD	119	HKD	925	09/19/07	—
USD	155	HKD	1,210	09/19/07	—
USD	335	JPY	41,359	07/03/07	1
USD	67	JPY	8,171	09/19/07	—
USD	106	JPY	12,896	09/19/07	—
USD	216	JPY	26,328	09/19/07	1
USD	410	JPY	50,000	09/19/07	1
USD	824	JPY	100,000	09/19/07	(3)
USD	833	JPY	100,000	09/19/07	(12)
USD	836	JPY	100,000	09/19/07	(15)
USD	1,045	JPY	125,000	09/19/07	(19)
USD	1,063	JPY	130,000	09/19/07	(7)
USD	1,087	JPY	130,000	09/19/07	(20)
USD	1,675	JPY	200,000	09/19/07	(33)
USD	2,662	JPY	325,090	09/19/07	6
USD	3,349	JPY	409,062	09/19/07	9
USD	3,846	JPY	460,000	09/19/07	(70)
USD	6,315	JPY	755,000	09/19/07	(118)
USD	10,305	JPY	1,259,530	09/19/07	33
USD	47	NOK	285	09/19/07	1
USD	278	NZD	372	09/19/07	7
USD	462	NZD	620	09/19/07	12
USD	495	NZD	662	09/19/07	13
USD	509	NZD	682	09/19/07	13
USD	693	NZD	930	09/19/07	19
USD	1,388	NZD	1,860	09/19/07	37
USD	1,665	NZD	2,232	09/19/07	45
USD	2,404	NZD	3,225	09/19/07	65
USD	19	SEK	130	07/03/07	—
USD	220	SEK	1,513	07/03/07	1
USD	139	SEK	978	09/19/07	4
USD	2,200	SEK	15,440	09/19/07	67
USD	4,170	SEK	29,256	09/19/07	125
USD	29	SGD	45	07/03/07	—
USD	35	SGD	54	09/19/07	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 31

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	348	SGD	532	09/19/07	2
USD	558	SGD	854	09/19/07	3
USD	807	SGD	1,231	09/19/07	3
USD	1,041	SGD	1,588	09/19/07	4
USD	1,299	SGD	1,983	09/19/07	4
USD	2,628	SGD	4,012	09/19/07	10
USD	4,149	SGD	6,336	09/19/07	17
AUD	437	USD	367	09/19/07	(3)
AUD	547	USD	459	09/19/07	(3)
AUD	627	USD	527	09/19/07	(3)
AUD	758	USD	637	09/19/07	(4)
AUD	2,423	USD	2,036	09/19/07	(13)
AUD	3,038	USD	2,552	09/19/07	(18)
CAD	267	USD	251	07/05/07	1
CHF	2,386	USD	1,938	09/19/07	(27)
CHF	3,127	USD	2,529	09/19/07	(46)
CHF	3,306	USD	2,674	09/19/07	(49)
CHF	3,752	USD	3,035	09/19/07	(55)
CHF	6,558	USD	5,325	09/19/07	(77)
CHF	11,239	USD	9,128	09/19/07	(130)
DKK	12	USD	2	09/19/07	—
DKK	258	USD	47	09/19/07	—
DKK	475	USD	86	09/19/07	(1)
DKK	705	USD	127	09/19/07	(1)
EUR	83	USD	112	07/03/07	—
EUR	134	USD	180	07/03/07	(1)
EUR	97	USD	131	07/05/07	—
EUR	200	USD	271	09/19/07	(1)
EUR	239	USD	321	09/19/07	(3)
EUR	275	USD	369	09/19/07	(4)
EUR	300	USD	404	09/19/07	(3)
EUR	400	USD	536	09/19/07	(7)
EUR	400	USD	541	09/19/07	(2)
EUR	400	USD	543	09/19/07	—
EUR	500	USD	676	09/19/07	(2)
EUR	500	USD	678	09/19/07	—
EUR	900	USD	1,218	09/19/07	(4)
EUR	2,750	USD	3,719	09/19/07	(13)
EUR	3,003	USD	4,036	09/19/07	(39)
EUR	3,452	USD	4,609	09/19/07	(76)
EUR	3,540	USD	4,759	09/19/07	(45)
EUR	7,183	USD	9,655	09/19/07	(94)
EUR	8,500	USD	11,507	09/19/07	(28)
GBP	40	USD	80	07/03/07	—
GBP	107	USD	215	07/03/07	(1)
GBP	143	USD	287	07/05/07	—
GBP	100	USD	200	09/19/07	(1)
GBP	100	USD	201	09/19/07	—
GBP	300	USD	597	09/19/07	(5)
GBP	600	USD	1,194	09/19/07	(9)
GBP	1,173	USD	2,322	09/19/07	(31)
GBP	1,217	USD	2,408	09/19/07	(32)
GBP	1,960	USD	3,880	09/19/07	(52)
GBP	2,220	USD	4,420	09/19/07	(33)
GBP	4,100	USD	8,162	09/19/07	(61)
GBP	4,147	USD	8,209	09/19/07	(109)
GBP	5,866	USD	11,609	09/19/07	(157)
HKD	698	USD	90	09/19/07	—
HKD	714	USD	92	09/19/07	—
JPY	39,581	USD	323	07/02/07	2
JPY	6,667	USD	54	07/03/07	—
JPY	5,000	USD	42	09/19/07	1
JPY	50,000	USD	411	09/19/07	1
JPY	56,985	USD	466	09/19/07	(1)
JPY	100,000	USD	820	09/19/07	(1)
JPY	100,000	USD	835	09/19/07	14
JPY	150,000	USD	1,253	09/19/07	22
JPY	156,176	USD	1,279	09/19/07	(3)
JPY	268,481	USD	2,197	09/19/07	(6)
JPY	655,000	USD	5,478	09/19/07	102
JPY	670,159	USD	5,483	09/19/07	(18)
JPY	802,939	USD	6,567	09/19/07	(24)
JPY	2,221,544	USD	18,189	09/19/07	(45)
NOK	285	USD	47	09/19/07	(1)
SEK	581	USD	85	07/03/07	—
SEK	3,266	USD	465	09/19/07	(14)
SEK	3,640	USD	519	09/19/07	(16)
SEK	38,768	USD	5,525	09/19/07	(166)
SGD	3	USD	2	09/19/07	—
SGD	302	USD	199	09/19/07	—
SGD	975	USD	642	09/19/07	1
SGD	1,594	USD	1,044	09/19/07	(4)
SGD	1,887	USD	1,235	09/19/07	(5)
SGD	2,757	USD	1,806	09/19/07	(7)
SGD	4,395	USD	2,879	09/19/07	(11)
SGD	4,678	USD	3,063	09/19/07	(13)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					98

See accompanying notes which are an integral part of the financial statements.

32 Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR 1,010	1 Month EUR LIBOR plus 0.15%	06/30/07	(2)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR 308	1 Month EUR LIBOR plus 0.15%	09/19/07	(4)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR 1,016	1 Month EUR LIBOR minus 0.45%	09/24/07	(12)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(18)

Industry Diversification	% of Net Assets	Market Value $
Auto and Transportation	6.1	25,854
Consumer Discretionary	11.2	47,377
Consumer Staples	10.2	43,175
Financial Services	19.8	83,784
Health Care	6.0	25,102
Integrated Oils	5.0	21,177
Materials and Processing	10.2	43,226
Miscellaneous	1.1	4,571
Other Energy	0.2	582
Producer Durables	9.5	40,280
Technology	3.8	16,103
Utilities	7.8	33,073
Warrants & Rights	—	27
Options Purchased	0.1	306
Short-Term Investments	8.4	35,653
Other Securities	13.1	55,266

Total Investments	112.5	475,556
Other Assets and Liabilities, Net	(12.5)	(52,886)

Net Assets	100.0	422,670

Geographic Diversification	% of Net Assets	Market Value $
Asia	6.6	27,725
Europe	46.0	194,442
Guernsey	0.2	662
Japan	16.2	68,560
Latin America	1.3	5,640
Other Regions	10.0	42,489
United Kingdom	19.1	80,772
Other Securities	13.1	55,266

Total Investments	112.5	475,556
Other Assets and Liabilities, Net	(12.5)	(52,886)

Net Assets	100.0	422,670

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 33

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings—June 30, 2007 (Unaudited)

Portfolio Summary	% of Net Assets
Australia	2.2
Austria	0.3
Belgium	0.2
Bermuda	0.5
Brazil	0.3
Canada	1.4
Cayman Islands	0.3
China	0.3
Czech Republic	0.2
Denmark	0.6
Finland	1.6
France	12.3
Germany	9.4
Greece	0.1
Guernsey	0.2
Hong Kong	0.6
Indonesia	0.2
Ireland	0.6
Italy	3.9
Japan	16.2
Luxembourg	0.2
Mexico	0.2
Netherlands	3.7
Norway	0.5
Portugal	0.2
Singapore	0.7
South Korea	1.7
Spain	1.7
Sweden	2.0
Switzerland	7.8
Taiwan	0.7
Thailand	0.2
United Kingdom	19.1
United States	0.2
Preferred Stocks	0.6
Warrants & Rights	—	*
Options Purchased	0.1
Short-Term Investments	8.4
Other Securities	13.1

Total Investments	112.5
Other Assets and Liabilities Net	(12.5)

	100.0

Futures Contracts	0.2
Options Written	(0.1)
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	(—	)*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

34 Non-U.S. Fund

Russell Investment Funds

Real Estate Securities Fund

Shareholder Expense Example—June 30, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2007	$1,000.00	$1,000.00
Ending Account Value June 30, 2007	$934.80	$1,020.33
Expenses Paid During Period*	$4.32	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Real Estate Securities Fund 35

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks—97.6%
Apartments—16.1%
American Campus Communities, Inc. (ö)	14,300	404
Apartment Investment & Management Co. Class A (ö)	124,825	6,294
Archstone-Smith Trust (ö)	342,376	20,238
AvalonBay Communities, Inc. (ö)	181,350	21,559
Boardwalk Real Estate Investment Trust (ö)	7,300	333
BRE Properties, Inc. Class A (ö)	30,000	1,779
Camden Property Trust (ö)	149,200	9,992
Equity Residential (ö)	328,658	14,997
Essex Property Trust, Inc. (ö)	86,900	10,106
GAGFAH SA	11,800	258
Home Properties, Inc. (ö)	13,400	696
Mid-America Apartment Communities, Inc. (ö)	25,100	1,317
New City Residence Investment Corp. Class A (ö)	50	278
Post Properties, Inc. (ö)	38,250	1,994
United Dominion Realty Trust, Inc. (ö)	141,029	3,709

		93,954

Diversified—9.9%
British Land Co. PLC (ö)	80,000	2,153
CA Immobilien Anlagen AG (Æ)	9,400	278
Castellum AB	42,000	508
Cheung Kong Holdings, Ltd.	21,000	275
Colonial Properties Trust (ö)	63,100	2,300
Fonciere Des Regions	3,500	514
Forest City Enterprises, Inc. Class A	8,400	516
GPT Group	143,283	566
Great Eagle Holdings, Ltd.	202,000	708
Hang Lung Properties, Ltd.	97,000	334
Heiwa Real Estate Co., Ltd.	43,000	315
Helical Bar PLC	34,700	323
Henderson Land Development Co., Ltd.	99,000	674
Hysan Development Co., Ltd.	334,000	889
iStar Financial, Inc. (ö)	34,200	1,516
IVG Immobilien AG	14,200	556
Kenedix Realty Investment Corp. Class A (ö)	89	667
Kerry Properties, Ltd.	76,000	479
Land Securities Group PLC (ö)	80,912	2,832
Mirvac Group	60,581	293
Mitsubishi Estate Co., Ltd.	103,000	2,802
Mitsui Fudosan Co., Ltd.	101,000	2,838
Quintain Estates & Development PLC	18,500	301
Spirit Finance Corp. (ö)	71,400	1,040
Sponda OYJ	27,900	407
Stockland	64,300	444
Sun Hung Kai Properties, Ltd.	63,000	759
Unibail-Rodamco	9,368	2,411
Vornado Realty Trust (ö)	266,134	29,232
Washington Real Estate Investment Trust (ö)	12,200	415
Wharf Holdings, Ltd.	158,000	631

		57,976

Free Standing Retail—0.2%
Realty Income Corp. (ö)	39,000	982

Health Care—5.7%
Cogdell Spencer, Inc. (ö)	21,650	446
Health Care Property Investors, Inc. (ö)	179,500	5,193
Health Care REIT, Inc. (ö)	120,300	4,855
Healthcare Realty Trust, Inc. (ö)	60,650	1,685
LTC Properties, Inc. (ö)	76,400	1,738
Nationwide Health Properties, Inc. (ö)	266,550	7,250
Omega Healthcare Investors, Inc. (ö)	89,200	1,412
Senior Housing Properties Trust (ö)	75,700	1,540
Ventas, Inc. (ö)	255,000	9,244

		33,363

Industrial—7.4%
AMB Property Corp. (ö)	243,250	12,946
DCT Industrial Trust, Inc. (ö)	208,300	2,241
First Potomac Realty Trust (ö)	44,300	1,032
Macquarie Goodman Group	103,100	587
ProLogis (ö)	444,904	25,315
ProLogis European Properties	15,100	265
Segro PLC (ö)	52,600	660

		43,046

Lodging/Resorts—9.4%
Ashford Hospitality Trust, Inc. (ö)	93,000	1,094
DiamondRock Hospitality Co. (ö)	210,950	4,025
FelCor Lodging Trust, Inc. (ö)	108,900	2,835
Hilton Hotels Corp.	232,100	7,768
Hospitality Properties Trust (ö)	16,600	689
Host Hotels & Resorts, Inc. (ö)	993,013	22,958
LaSalle Hotel Properties (ö)	124,450	5,404
Shangri-La Asia, Ltd.	178,000	430
Starwood Hotels & Resorts Worldwide, Inc. (ö)	136,580	9,160
Strategic Hotels & Resorts, Inc. (ö)	29,800	670

		55,033

36 Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Manufactured Homes—0.5%
Equity Lifestyle Properties, Inc. (ö)	55,100	2,876

Mixed Industrial/Office—1.4%
Liberty Property Trust (ö)	118,600	5,210
PS Business Parks, Inc. (ö)	43,800	2,776

		7,986

Office—15.6%
Alexandria Real Estate Equities, Inc. (ö)	59,500	5,761
Alstria Office AG (Æ)	19,600	397
Beni Stabili SpA	355,500	520
BioMed Realty Trust, Inc. (ö)	188,950	4,746
Boston Properties, Inc. (ö)	190,159	19,421
Brandywine Realty Trust (ö)	196,786	5,624
Brookfield Properties Corp.	387,025	9,409
CapitaCommercial Trust (Æ)(ö)	200,000	383
Corporate Office Properties Trust (ö)	38,600	1,583
Daibiru Corp.	20,200	281
Derwent London PLC (ö)	30,200	1,113
Douglas Emmett, Inc. (ö)	157,328	3,892
Fabege AB	24,200	267
Great Portland Estates PLC (ö)	21,453	285
Highwoods Properties, Inc. (ö)	66,700	2,501
Hongkong Land Holdings, Ltd.	321,000	1,444
HRPT Properties Trust (ö)	167,100	1,738
ING Office Fund	191,839	285
Kilroy Realty Corp. (ö)	56,600	4,010
Mack-Cali Realty Corp. (ö)	107,250	4,664
Maguire Properties, Inc. (ö)	8,300	285
Nomura Real Estate Office Fund, Inc. Class A (ö)	24	259
Norwegian Property ASA	26,200	328
Parkway Properties, Inc. (ö)	25,600	1,230
SL Green Realty Corp. (ö)	164,150	20,336
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,741	282
Tishman Speyer Office Fund	137,300	276
Vastned Offices/Industrial	5,800	215

		91,535

Regional Malls—15.7%
Aeon Mall Co., Ltd.	7,900	243
CBL & Associates Properties, Inc. (ö)	31,200	1,125
CFS Gandel Retail Trust	134,341	208
General Growth Properties, Inc. (ö)	383,100	20,285
Liberty International PLC (ö)	6,366	146
Macerich Co. (The) (ö)	203,072	16,737
Simon Property Group, Inc. (ö)	479,900	44,650
Taubman Centers, Inc. (ö)	136,300	6,762
Westfield Group	84,968	1,438

		91,594

Self Storage—4.0%
Extra Space Storage, Inc. (ö)	173,300	2,859
Public Storage, Inc. (ö)	271,710	20,873

		23,732

Shopping Centers—10.3%
Cedar Shopping Centers, Inc. (ö)	62,000	890
Corio NV	4,100	323
Developers Diversified Realty Corp. (ö)	230,200	12,134
Federal Realty Investors Trust (ö)	189,740	14,659
Hammerson PLC (ö)	14,938	430
Kimco Realty Corp. (ö)	180,500	6,872
Kite Realty Group Trust (ö)	99,300	1,889
Macquarie CountryWide Trust	164,100	281
Regency Centers Corp. (ö)	261,000	18,400
Tanger Factory Outlet Centers (ö)	77,550	2,904
Weingarten Realty Investors (ö)	38,000	1,562

		60,344

Specialty—1.4%
Digital Realty Trust, Inc. (ö)	161,350	6,080
Plum Creek Timber Co., Inc. (ö)	52,100	2,170

		8,250

Total Common Stocks
(cost $423,502)		570,671

Warrants & Rights—0.0%
Westfield Group 2007 Rights (Æ)	6,782	3

Total Warrants & Rights
(cost $—)		3

Real Estate Securities Fund 37

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments—2.3%
Russell Investment Company Money Market Fund	13,668,000	13,668

Total Short-Term Investments
(cost $13,668)		13,668

Total Investments—99.9%
(identified cost $ 437,170)		584,342

Other Assets and Liabilities,
Net—0.1%		309

Net Assets—100.0%		584,651

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2	AUD	3	07/02/07	—
USD	7	AUD	8	07/03/07	—
USD	4	JPY	520	07/02/07	—
USD	14	JPY	1,714	07/03/07	—
GBP	73	USD	146	07/02/07	(1)
GBP	74	USD	149	07/03/07	—
HKD	565	USD	72	07/03/07	—
JPY	3,643	USD	30	07/03/07	—
SGD	23	USD	15	07/02/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1)

See accompanying notes which are an integral part of the financial statements.

38 Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings—June 30, 2007 (Unaudited)

Categories	% of Net Assets
Apartments	16.1
Diversified	9.9
Free Standing Retail	0.2
Health Care	5.7
Industrial	7.4
Lodging/Resorts	9.4
Manufactured Homes	0.5
Mixed Industrial/Office	1.4
Office	15.6
Regional Malls	15.7
Self Storage	4.0
Shopping Centers	10.3
Specialty	1.4
Warrants & Rights	—	*
Short-Term Investments	2.3

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

	100.0

Foreign Currency Exchange Contracts	(—	)*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund 39

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example—June 30, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2007	$1,000.00	$1,000.00
Ending Account Value June 30, 2007	$1,011.10	$1,021.32
Expenses Paid During Period*	$3.49	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

40 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments—90.3%
Asset-Backed Securities—4.7%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
5.620% due 07/25/34	45	45
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
6.820% due 12/25/33	55	55
Series 2005-SD3 Class A
5.720% due 08/25/45	296	296
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
6.970% due 01/25/34	110	111
American Express Credit Account Master Trust (Ê)
Series 2004-C Class C (þ)
5.820% due 02/15/12	246	246
Series 2005-3 Class A
5.320% due 01/18/11	700	699
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.483% due 02/25/33	90	90
Series 2004-R8 Class A5
5.690% due 09/25/34	50	50
Series 2004-R10 Class A5
5.710% due 11/25/34	15	15
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	190	189
Citifinancial Mortgage Securities, Inc.
Series 2003-4 Class AF3
3.221% due 10/25/33	3	3
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	25	25
Series 2004-AB2 Class M3 (Ê)
5.920% due 05/25/36	91	91
Series 2004-BC1 Class M1 (Ê)
5.820% due 02/25/34	95	95
Series 2006-11 Class 1AF4
6.300% due 09/25/46	170	170
Countrywide Home Equity Loan Trust (Ê)
Series 2006-H Class 2A1B
5.470% due 11/15/36	794	793
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-FF1 Class A3
5.370% due 11/25/36	246	246
Fremont Home Loan Trust (Ê)
Series 2006-A Class 2A1
5.370% due 05/25/36	29	29
GSAA Home Equity Trust
Series 2006-4 Class 1A2
5.953% due 03/25/36	245	244
GSAA Trust (Ê)
Series 2006-2 Class 2A3
5.590% due 12/25/35	320	320
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
5.970% due 08/25/33	175	175
Series 2004-SEA Class A2A
5.610% due 03/25/34	83	83
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2
5.520% due 07/25/35	41	41
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
5.370% due 12/25/36	84	84
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
5.470% due 06/28/36	476	476
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	134	136
Series 2006-16N Class A1A
5.400% due 11/25/46	232	232
Series 2007-4N Class 3A2A
5.777% due 04/25/37	959	959
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	18	18
Series 2006-9 Class 2A1
5.380% due 10/25/36	738	738
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
7.795% due 08/25/33	57	57
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
7.420% due 09/25/33	42	42
Series 2006-HE7 Class A2A
5.370% due 09/25/36	704	704
Morgan Stanley Mortgage Loan Trust
Series 2006-12X Class A6A
5.726% due 10/25/36	145	142

Core Bond Fund 41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
5.850% due 02/25/35	215	216
NWA Trust
Series 1995-2 Class A
9.250% due 06/21/14	185	190
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
7.020% due 04/25/33	54	55
Series 2003-3 Class M3
7.320% due 06/25/33	39	39
Series 2003-4 Class M2
6.970% due 07/25/33	36	36
Park Place Securities, Inc. (Ê)
Series 2005-WCW Class M1
5.770% due 09/25/35	210	210
Parker Hannifin Employee Stock Ownership Trust (Â)
6.340% due 07/15/08	84	84
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	230	229
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	80	78
Series 2005-2 Class AF4
4.934% due 08/25/35	85	83
Series 2006-1 Class AF6
5.746% due 05/25/36	175	171
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	205	203
Series 2006-RZ4 Class A1A (Ê)
5.400% due 10/25/36	915	915
Residential Asset Securities Corp.
Series 2003-KS1 Class M2 (Ê)
7.945% due 01/25/33	22	21
Series 2003-KS2 Class MI1
4.800% due 04/25/33	450	438
Series 2003-KS2 Class MI3
6.100% due 04/25/33	131	124
Series 2006-KS9 Class AI1 (Ê)
5.390% due 11/25/36	230	230
Series 2007-KS2 Class AI1 (Ê)
5.390% due 02/25/37	459	459
SBI Heloc Trust (Ê)(þ)
Series 2006-1A Class 1A2A
5.490% due 08/25/36	146	146
SLM Student Loan Trust (Ê)
Series 2006-9 Class A1
5.325% due 10/25/12	311	311
Series 2007-3 Class A1
5.345% due 10/27/14	1,066	1,067
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/01/10	8	8
Soundview Home Equity Loan Trust
Series 2006-WF1 Class A2
5.645% due 10/25/36	290	289
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2
5.760% due 04/25/35	120	120
Structured Asset Securities Corp.
Series 2004-19X Class A2
4.370% due 10/25/34	191	189
Series 2006-BC3 Class A2 (Ê)
5.370% due 10/25/36	222	222
VTB 24 Capital PLC (Ê)
6.180% due 12/07/09	100	101
Wells Fargo Home Equity Trust (Ê)(þ)
Series 2005-4 Class AI1
5.440% due 12/25/35	161	161

		14,094

Certificates of Deposit—1.0%
BNP Paribas
5.270% due 09/23/08	600	599
Calyon NY
5.330% due 01/16/09	300	300
Dexia Credit SA
5.270% due 09/29/08	1,100	1,099
Fortis Bank
5.300% due 09/30/08	300	300
Nordea Bank Finland PLC
5.298% due 04/09/09	400	400
Skandinaviska Enskilda Banken
5.340% due 08/21/08	400	400

		3,098

Corporate Bonds and Notes—16.4%
Abbey National Treasury Services
PLC (Ê)
Series YCD
5.270% due 07/02/08	500	500
Abbott Laboratories
5.600% due 05/15/11	215	216
5.875% due 05/15/16	80	80

42 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ace Capital Trust II (Ñ)
9.700% due 04/01/30	175	226
Alamosa Delaware, Inc.
8.500% due 01/31/12	100	105
Alion Science and Technology Corp.
10.250% due 02/01/15	125	129
Allied Waste North America, Inc.
Series B
7.125% due 05/15/16	90	88
Altria Group, Inc.
7.750% due 01/15/27	25	29
AmerenUE
6.400% due 06/15/17	190	194
American Casino & Entertainment Properties LLC
7.850% due 02/01/12	115	118
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	35	35
American Express Bank (Ê)
Series BKNT
5.330% due 10/16/08	300	300
American General Finance Corp.
4.875% due 05/15/10	225	221
American International Group, Inc.
4.700% due 10/01/10	130	127
5.375% due 10/18/11 (Ñ)	170	169
5.050% due 10/01/15	210	200
6.250% due 03/15/37	150	142
Americo Life, Inc. (þ)
7.875% due 05/01/13	75	76
AMFM, Inc.
8.000% due 11/01/08	50	51
Amkor Technology, Inc.
7.750% due 05/15/13	175	168
Anadarko Petroleum Corp.
5.950% due 09/15/16	305	298
ANZ Capital Trust (ƒ)(þ)
4.484% due 12/31/49	225	218
Arizona Public Service Co.
5.800% due 06/30/14	100	99
6.250% due 08/01/16	150	151
AT&T Mobility LLC
6.500% due 12/15/11	170	176
AT&T, Inc.
5.100% due 09/15/14	45	43
Atmos Energy Corp.
6.350% due 06/15/17	65	66
BAE Systems Holdings, Inc. (þ)
6.400% due 12/15/11	395	406
Bank of America Corp.
5.875% due 02/15/09 (Ñ)	80	81
5.360% due 06/19/09 (Ê)	900	901
5.366% due 11/06/09 (Ê)	100	100
5.625% due 10/14/16	40	39
Bank of America NA (Ê)
Series BKNT
5.360% due 06/12/09	700	700
Bank of New York Co., Inc. (The)
5.125% due 11/01/11	190	187
BellSouth Corp.
6.550% due 06/15/34	35	35
Bellsouth Telecommunications, Inc. (Ñ)
7.000% due 12/01/95	210	208
BNP Paribas Capital Trust (ƒ)(Å)
9.003% due 12/29/49	450	493
Boardwalk Pipelines, LP
5.875% due 11/15/16	225	219
Boeing Capital Corp., Ltd. (Ñ)
6.100% due 03/01/11	50	51
Boston Scientific Corp.
6.400% due 06/15/16	255	248
Burlington Northern Santa Fe Corp.
5.650% due 05/01/17	75	73
6.875% due 12/01/27 (Ñ)	25	26
6.750% due 03/15/29	10	10
California Steel Industries, Inc.
6.125% due 03/15/14	275	256
Caterpillar Financial Services Corp. (Ê)
5.420% due 05/18/09	1,100	1,101
Catlin Insurance Co., Ltd. (ƒ)(Å)
7.249% due 12/31/49	100	95
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000% due 10/01/15	85	89
CDRV Investors, Inc.
(Step Up, 9.625% 01/01/10)
Zero Coupon due 01/01/15	155	141
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	110	109
CenterPoint Energy Resources Corp.
Series B
7.875% due 04/01/13	165	180
Chubb Corp.
6.000% due 05/11/37	75	71
6.375% due 03/29/67 (Ñ)	175	171

Core Bond Fund 43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cingular Wireless Services, Inc.
7.875% due 03/01/11 (Ñ)	150	161
8.750% due 03/01/31	85	106
CIT Group, Inc.
6.875% due 11/01/09	45	46
Citigroup Funding, Inc. (Ê)
5.330% due 12/08/08	100	100
5.320% due 04/23/09	100	100
5.360% due 06/26/09	200	200
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA
5.460% due 03/17/09	200	200
Citigroup, Inc.
5.395% due 01/30/09 (Ê)	200	200
5.380% due 12/28/09 (Ê)	400	400
6.500% due 01/18/11 (Ñ)	205	211
4.700% due 05/29/15	50	47
5.850% due 08/02/16	55	55
6.125% due 08/25/36	300	295
Clorox Co. (Ñ)
4.200% due 01/15/10	100	97
CNA Financial Corp.
6.500% due 08/15/16	125	126
Columbus Southern Power Co. Series C
5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	125	159
Comcast Cable Holdings LLC
9.800% due 02/01/12 (Ñ)	180	208
7.875% due 08/01/13	305	334
Comcast Corp.
5.900% due 03/15/16	45	44
Commonwealth Edison Co.
6.950% due 07/15/18	50	50
Series 105
5.400% due 12/15/11	125	122
Community Health Systems, Inc. (þ)
8.875% due 07/15/15	105	106
Consolidated Natural Gas Co.
6.850% due 04/15/11	150	158
COX Communications, Inc.
4.625% due 01/15/10 (Ñ)	350	342
5.875% due 12/01/16 (þ)	75	73
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/10 (Ñ)	65	64
6.500% due 01/15/12	25	26
5.500% due 08/15/13 (Ñ)	45	45
4.875% due 01/15/15	55	52
Credit Suisse USA, Inc. (Ñ)
5.250% due 03/02/11	55	55
Crescent Real Estate Equities, LP
9.250% due 04/15/09	40	41
CSC Holdings, Inc.
6.750% due 04/15/12	90	86
CVS Caremark Corp.
5.750% due 08/15/11	125	125
5.750% due 06/01/17	180	174
DaimlerChrysler NA Holding Corp. (Ê)
5.690% due 03/13/09	400	400
5.770% due 03/13/09	300	301
6.500% due 11/15/13	145	150
DCP Midstream, LP (Ñ)
6.875% due 02/01/11	20	21
Detroit Edison Co. (The)
6.350% due 10/15/32	50	50
Devon Financing Corp. ULC
7.875% due 09/30/31	45	52
Dex Media East Finance Co. (Ñ)
12.125% due 11/15/12	50	54
Dominion Resources, Inc.
Series A
5.200% due 01/15/16	195	185
Series B
6.250% due 06/30/12	110	114
Dow Chemical Co. (The)
6.000% due 10/01/12	60	61
DPL, Inc.
6.875% due 09/01/11	148	154
El Paso Corp.
8.050% due 10/15/30	200	210
Eli Lilly & Co.
5.200% due 03/15/17	235	225
Energy Transfer Partners, LP
5.950% due 02/01/15	200	197
Enterprise Products Operating, LP
4.950% due 06/01/10	125	123
8.375% due 08/01/66	100	107
FedEx Corp. (Ñ)
7.600% due 07/01/97	75	84
Financing Corp.
Principal Only STRIP
Series 2P
Zero coupon due 11/30/17	60	34
Series 6P
Zero coupon due 08/03/18	300	165
Series 10P
Zero coupon due 11/30/17	510	292

44 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 15P
Zero coupon due 03/07/19	70	37
FirstEnergy Corp.
Series B
6.450% due 11/15/11	280	287
Series C
7.375% due 11/15/31	125	135
Ford Motor Credit Co. LLC
7.875% due 06/15/10	200	200
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	305	326
General Electric Capital Corp.
5.428% due 01/20/10 (Ê)	200	200
5.500% due 04/28/11 (Ñ)	220	220
Series MTN (Ê)
5.385% due 10/26/09	500	500
Series MTNA
5.455% due 07/28/08 (Ê)(Ñ)	700	701
5.450% due 01/15/13	260	257
General Electric Co. (Ê)
5.400% due 12/09/08	200	200
Goldman Sachs Group, Inc. (The)
5.400% due 12/23/08 (Ê)	600	600
5.400% due 03/30/09 (Ê)	400	400
6.875% due 01/15/11	505	525
5.350% due 01/15/16 (Ñ)	355	339
5.625% due 01/15/17	125	120
Series MTNB (Ê)
5.450% due 12/22/08	300	300
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	125	121
Hawaiian Telcom Communications, Inc. (Ê)(Ñ)
Series B
10.860% due 05/01/13	175	179
HCA, Inc. (þ)
9.125% due 11/15/14	125	131
Health Care Property Investors, Inc. (Ñ)
5.950% due 09/15/11	300	300
Historic TW, Inc.
8.050% due 01/15/16	195	216
Home Depot, Inc.
5.400% due 03/01/16	35	33
HSBC Finance Corp.
5.415% due 10/21/09 (Ê)	100	100
5.435% due 03/12/10 (Ê)	300	300
5.607% due 05/10/10 (Ê)	100	100
6.375% due 11/27/12 (Ñ)	185	190
5.000% due 06/30/15	110	103
Idearc, Inc.
8.000% due 11/15/16	125	126
International Business Machines Corp.
7.125% due 12/01/96	180	199
International Lease Finance Corp.
5.750% due 06/15/11	80	80
5.625% due 09/20/13	80	80
International Paper Co.
5.850% due 10/30/12	510	509
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	180	184
iPCS, Inc. (Ê)(þ)
7.480% due 05/01/13	35	35
iStar Financial, Inc.
Series B
5.125% due 04/01/11	200	196
Jersey Central Power & Light Co.
5.625% due 05/01/16	90	88
JP Morgan Chase Bank
Series EMTN
6.000% due 05/22/45	1,819	1,583
JPMorgan Chase & Co.
5.600% due 06/01/11	65	65
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	200	200
Kellogg Co.
Series B
6.600% due 04/01/11	395	408
Kerr-McGee Corp.
6.950% due 07/01/24	125	130
KeySpan Corp.
7.625% due 11/15/10	150	159
Kraft Foods, Inc.
5.625% due 11/01/11	495	491
Kroger Co. (The) (Ñ)
8.000% due 09/15/29	15	16
7.500% due 04/01/31	25	26
Lehman Brothers Holdings, Inc.
5.445% due 01/23/09 (Ê)	600	600
5.440% due 04/03/09 (Ê)	400	400
5.500% due 05/25/10 (Ê)	200	200
5.250% due 02/06/12	85	84
5.500% due 04/04/16 (Ñ)	85	83
Level 3 Communications, Inc.
6.000% due 09/15/09	60	58
Level 3 Financing, Inc.
12.250% due 03/15/13	85	98
M&T Bank Corp.
5.375% due 05/24/12	215	213

Core Bond Fund 45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mandalay Resort Group
6.500% due 07/31/09	90	90
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	84	81
Merrill Lynch & Co., Inc.
5.440% due 12/04/09 (Ê)(Ñ)	200	200
6.050% due 05/16/16	130	129
Series MTN (Ê)
5.406% due 05/08/09	900	900
Series MTNC
4.250% due 02/08/10	185	180
MetLife, Inc.
6.400% due 12/15/36	100	93
Metropolitan Life Global Funding I (Ê)(þ)
5.400% due 05/17/10	400	400
MGM Mirage
6.750% due 09/01/12	215	205
Midamerican Energy Holdings Co. (Ñ)
6.125% due 04/01/36	325	314
Miller Brewing Co. (þ)
5.500% due 08/15/13	110	108
Monumental Global Funding II (þ)
4.625% due 03/15/10	95	93
Morgan Stanley
5.406% due 05/07/09 (Ê)	300	300
5.375% due 10/15/15	125	120
Series GMTN (Ê)
5.467% due 02/09/09	500	501
Series MTN (Ê)
5.446% due 01/15/10	300	300
Natexis Ambs Co. LLC (ƒ)(þ)
8.440% due 12/29/49	120	123
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	45	45
NCO Group, Inc. (Ê)(þ)
10.230% due 11/15/13	120	120
Neff Corp. (þ)
10.000% due 06/01/15	205	204
Nelnet, Inc.
7.400% due 09/29/36	125	125
Nevada Power Co. Series L
5.875% due 01/15/15	100	98
News America Holdings, Inc.
7.750% due 12/01/45	75	82
7.900% due 12/01/95	90	98
8.250% due 10/17/96	20	23
Nisource Finance Corp.
7.875% due 11/15/10	125	133
Norfolk Southern Corp.
7.700% due 05/15/17	20	22
7.050% due 05/01/37	40	42
7.900% due 05/15/97	370	417
6.000% due 03/15/05	125	106
NRG Energy, Inc.
7.375% due 01/15/17	125	125
Ohio Power Co. Series F
5.500% due 02/15/13	20	20
ONEOK Partners, LP
6.650% due 10/01/36	100	99
Pacific Gas & Electric Co.
4.200% due 03/01/11	60	57
6.050% due 03/01/34 (Ñ)	95	92
PAETEC Holding Corp. (þ)
9.500% due 07/15/15	150	152
PartnerRe Finance II
6.440% due 12/01/66	50	47
Peabody Energy Corp. (Ñ)
7.875% due 11/01/26	100	104
Pemex Project Funding Master Trust
5.750% due 12/15/15	100	98
Phoenix Life Insurance Co. (þ)
7.150% due 12/15/34	150	154
Popular North America, Inc. Series MTNE
3.875% due 10/01/08	275	270
Progress Energy, Inc.
7.100% due 03/01/11	47	49
5.625% due 01/15/16	40	39
7.000% due 10/30/31	90	96
Qwest Corp.
7.625% due 06/15/15	200	207
Raytheon Co.
6.750% due 03/15/18	75	80
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	200	192
Realogy Corp. (Ñ)(þ)
12.375% due 04/15/15	230	210
Reckson Operating Partnership, LP
7.750% due 03/15/09	25	26
5.150% due 01/15/11	92	90
Reinsurance Group of America, Inc.
6.750% due 12/15/65	75	73
Reliant Energy, Inc.
6.750% due 12/15/14	350	357
Residential Capital LLC
6.375% due 06/30/10	225	222
6.000% due 02/22/11	190	184

46 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
RH Donnelley, Inc.
10.875% due 12/15/12	205	219
Rural Cellular Corp.
8.250% due 03/15/12	235	240
Safeway, Inc. (Ñ)
7.250% due 02/01/31	20	21
SB Treasury Co. LLC (ƒ)(Å)
(Step Up, 10.295%, 06/30/08)
9.400% due 12/29/49	350	362
SBC Communications, Inc. (Ñ)
6.150% due 09/15/34	75	72
Schering-Plough Corp.
5.300% due 12/01/13	110	110
Simon Property Group, LP
5.600% due 09/01/11	200	200
Spansion, Inc. (Ñ)(þ)
11.250% due 01/15/16	175	180
Sprint Capital Corp.
7.625% due 01/30/11	350	368
8.750% due 03/15/32	70	79
Sprint Nextel Corp.
6.000% due 12/01/16	170	161
State Street Bank & Trust Co.
Series BKNT
5.300% due 01/15/16	80	78
Swiss Re Capital I, LP (ƒ)(Ñ)(þ)
6.854% due 05/29/49	225	226
Symetra Financial Corp. (þ)
6.125% due 04/01/16	150	148
Time Warner Cable, Inc. (þ)
5.400% due 07/02/12	330	324
6.550% due 05/01/37	100	97
Time Warner, Inc.
5.875% due 11/15/16	400	389
Travelers Cos., Inc. (The)
6.250% due 06/15/37	85	82
Triad Hospitals, Inc.
7.000% due 05/15/12	60	63
7.000% due 11/15/13	130	137
Trump Entertainment Resorts, Inc.
8.500% due 06/01/15	295	293
TXU Electric Delivery Co. (Ê)(þ)
5.735% due 09/16/08	400	406
Union Pacific Corp.
6.125% due 01/15/12	120	122
Union Planters Corp.
7.750% due 03/01/11	50	54
United States Steel Corp.
5.650% due 06/01/13	90	89
6.050% due 06/01/17	95	93
6.650% due 06/01/37	40	39
UnitedHealth Group, Inc.
5.250% due 03/15/11	75	74
6.000% due 06/15/17 (þ)	35	35
6.500% due 06/15/37 (þ)	45	45
Valero Energy Corp.
6.125% due 06/15/17	85	85
Verizon Communications, Inc.
5.399% due 04/03/09 (Ê)	500	500
5.850% due 09/15/35	180	165
Verizon Global Funding Corp.
7.250% due 12/01/10	150	158
6.875% due 06/15/12	805	848
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	125	124
Wachovia Corp. (Ñ)
5.625% due 10/15/16	100	97
5.750% due 06/15/17	155	153
Wells Fargo & Co.
4.950% due 10/16/13	65	63
Wells Fargo Bank NA (Ñ)
5.750% due 05/16/16	80	80
Windstream Corp.
8.625% due 08/01/16	125	132
World Savings Bank FSB (Ê)
Series BKNT
5.396% due 05/08/09	1,000	1,000
Wyeth
6.950% due 03/15/11	360	377
5.500% due 03/15/13	60	59
5.950% due 04/01/37	130	124
Xerox Corp.
5.500% due 05/15/12	185	181

		48,890

International Debt—5.8%
Abbey National PLC (ƒ)
(Step Up, 7.570%, 06/15/08)
6.700% due 06/29/49	150	151
Altos Hornos de Mexico SA de CV (Ø)
Series A
11.375% due 04/30/49	255	193
America Movil SAB de CV (Ñ)
5.500% due 03/01/14	100	98
Aspen Insurance Holdings, Ltd.
6.000% due 08/15/14	50	48
AXA SA
8.600% due 12/15/30	35	43
6.379% due 12/14/49 (ƒ)(þ)	100	91
6.463% due 12/31/49 (ƒ)(þ)	100	94

Core Bond Fund 47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
BNP Paribas (ƒ)(þ)
5.186% due 06/29/49	300	280
British Telecommunications PLC
8.625% due 12/15/30	150	196
Canadian Natural Resources, Ltd.
6.000% due 08/15/16	10	10
5.700% due 05/15/17	75	73
5.850% due 02/01/35 (Ñ)	25	23
6.500% due 02/15/37 (Ñ)	200	196
6.250% due 03/15/38	50	47
Canadian Pacific Railway Co. (Ñ)
5.950% due 05/15/37	65	61
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	80	79
Citigroup Global Markets Deutschland
AG for OAO Gazprom
10.500% due 10/21/09	200	220
Conoco Funding Co.
6.350% due 10/15/11	415	428
Cosan Finance, Ltd. (þ)
7.000% due 02/01/17	160	155
Deutsche Telekom International Finance BV
5.540% due 03/23/09 (Ê)	300	301
8.000% due 06/15/10	60	64
5.375% due 03/23/11	75	74
8.250% due 06/15/30 (Ñ)	155	186
DNB Nor Bank ASA (Ê)(þ)
5.425% due 10/13/09	1,000	1,000
Egypt Government AID Bonds
4.450% due 09/15/15	295	277
Endurance Specialty Holdings, Ltd. (Ñ)
6.150% due 10/15/15	100	97
Export-Import Bank of China (þ)
4.875% due 07/21/15	110	104
Export-Import Bank of Korea
4.125% due 02/10/09 (þ)	120	117
5.125% due 02/14/11	100	98
Falconbridge, Ltd.
7.250% due 07/15/12	50	53
6.000% due 10/15/15	225	225
Federative Republic of Brazil
6.000% due 01/17/17 (Ñ)	160	157
10.250% due 01/10/28	875	506
FMG Finance Pty, Ltd. (þ)
10.625% due 09/01/16	450	536
Gaz Capital for Gazprom (þ)
6.212% due 11/22/16	115	112
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	160	163
HBOS Treasury Services PLC (Ê)( Ñ)(þ)
Series MTN
5.397% due 07/17/09	300	300
HSBC Holdings PLC
6.500% due 05/02/36	145	149
Inco, Ltd.
5.700% due 10/15/15	175	170
Intelsat Bermuda, Ltd.
8.872% due 01/15/15 (Ê)	195	199
11.250% due 06/15/16	170	190
Ispat Inland ULC
9.750% due 04/01/14	399	442
Korea Development Bank (Ê)
5.489% due 04/03/10	900	900
Korea Electric Power Corp. (þ)
5.125% due 04/23/34	60	58
Lukoil International Finance BV (þ)
6.356% due 06/07/17	100	97
6.656% due 06/07/22	100	97
Majapahit Holding BV (Ñ)(þ)
7.875% due 06/29/37	100	100
Mexico Government International Bond (Ñ)
Series MTNA
6.750% due 09/27/34	65	69
Mizuho Financial Group Cayman, Ltd. (þ)
5.790% due 04/15/14	100	100
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/29/49	200	197
Province of Quebec Canada Series PJ
6.125% due 01/22/11	390	400
Ras Laffan Liquefied Natural Gas Co., Ltd. II (þ)
5.298% due 09/30/20	75	70
Ras Laffan Liquefied Natural Gas Co., Ltd. III (þ)
5.838% due 09/30/27	250	232
Resona Bank, Ltd. (ƒ)(þ)
5.850% due 09/29/49	255	244
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(þ)
7.191% due 12/29/49	225	230
Rogers Wireless, Inc.
6.375% due 03/01/14	65	66

48 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	700	761
Royal Bank of Scotland PLC (Ê)
5.750% due 07/06/12	600	600
Russia Government International Bond (þ)
7.500% due 03/31/30	313	344
Santander Financial Issuances
6.375% due 02/15/11	110	113
Santander US Debt SA
Unipersonal (Ê)(þ)
5.358% due 11/20/08	500	500
Sanwa Finance Aruba AEC
8.350% due 07/15/09	135	142
Shimao Property Holdings, Ltd. (þ)
8.000% due 12/01/16	100	102
SMFG Preferred Capital USD 1, Ltd. (ƒ)(þ)
6.078% due 01/29/49	100	96
Sumitomo Mitsui Banking Corp. (ƒ)(þ)
5.625% due 07/29/49	400	381
Systems 2001 AT LLC (þ)
7.156% due 12/15/11	99	102
Telecom Italia Capital SA
4.875% due 10/01/10	150	146
5.250% due 10/01/15	105	98
Telefonica Emisiones SAU
5.650% due 06/19/09 (Ê)	300	301
7.045% due 06/20/36	65	67
TELUS Corp.
8.000% due 06/01/11	250	267
Transocean, Inc. (Ê)
5.548% due 09/05/08	200	200
Tyco International Group SA (Ñ)
6.750% due 02/15/11	210	220
UFJ Finance Aruba AEC
6.750% due 07/15/13	35	37
Unicredit Luxembourg Finance SA (Ê)(þ)
5.405% due 10/24/08	1,000	1,000
Vale Overseas, Ltd.
6.250% due 01/11/16	35	35
6.250% due 01/23/17	140	139
Vedanta Resources PLC (þ)
6.625% due 02/22/10	160	160
Vodafone Group PLC (Ñ)
5.750% due 03/15/16	105	102
VTB Capital SA (Ê)(þ)
5.955% due 08/01/08	230	230
Westfield Capital Corp., Ltd. (þ)
5.125% due 11/15/14	125	120
Westfield Group (þ)
5.400% due 10/01/12	125	123
Xstrata Finance Canada, Ltd. (þ)
5.500% due 11/16/11	45	45
5.800% due 11/15/16	45	44

		17,341

Loan Agreements—0.8%
Adam Aircraft
12.380% due 05/01/12	85	85
Starbound Reinsurance, Ltd. Term Loan B
7.360% due 03/31/08	1,500	1,500
8.360% due 08/20/09	420	420
Travelport Holdings, Ltd.
12.350% due 03/01/13	255	255

		2,260

Mortgage-Backed Securities—52.4%
ABN Amro Mortgage Corp.
Series 2003-13 Class A3
5.500% due 01/25/34	1,568	1,489
Adjustable Rate Mortgage Trust (Ê)
Series 2005-3 Class 8A2
5.560% due 07/25/35	214	214
American Home Mortgage Assets (Ê)
Series 2007-1 Class A1
5.729% due 02/25/47	939	939
American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	141	138
Series 2005-2 Class 5A2
5.470% due 09/25/35	44	44
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	465	458
Series 2004-4 Class A3
4.128% due 07/10/42	300	292
Series 2005-2 Class A4
4.783% due 07/10/43	333	321
Series 2005-3 Class A2
4.501% due 07/10/43	150	146
Series 2005-5 Class A4
5.115% due 10/10/45	500	477
Series 2006-1 Class A4
5.372% due 09/10/45	200	194

Core Bond Fund 49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	149	146
Series 2006-3 Class 5A8
5.500% due 03/25/36	475	465
Series 2006-A Class 3A2
5.898% due 02/20/36	197	197
Series 2006-A Class 4A1 (Ê)
5.577% due 02/20/36	487	484
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
5.770% due 12/25/33	442	443
Series 2004-1 Class 5A1
6.500% due 09/25/33	17	17
Series 2004-11 Class 2A1
5.750% due 01/25/35	415	403
Series 2005-L Class 3A1 (Ê)
5.459% due 01/25/36	245	243
Series 2006-2 Class A15
6.000% due 07/25/36	295	296
Bank of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
5.820% due 04/25/33	96	97
Series 2003-10 Class 2A2 (Ê)
5.770% due 12/25/33	231	232
Series 2006-5 Class CB17
6.000% due 06/25/36	231	230
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1
5.044% due 04/25/33	72	72
Series 2003-8 Class 4A1
4.622% due 01/25/34	143	143
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.377% due 05/25/35	269	267
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
5.520% due 09/25/36	960	959
Series 2006-AR2 Class 2A1
5.550% due 10/25/36	939	938
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	167	158
Series 2006-S4 Class A3
6.000% due 12/25/36	270	271
Series 2006-S4 Class A4
6.000% due 12/25/36	145	145
Series 2007-A1 Class 1A3
4.359% due 02/25/37	931	916
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	85	83
Series 2006-WF1 Class A2F
5.657% due 03/01/36	325	318
Series 2006-WFH Class A2 (Ê)
5.420% due 11/25/36	1,000	999
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	1,000	968
Series 2006-CD3 Class A5
5.617% due 10/15/48	190	187
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	168	168
Countrywide Alternative Loan Trust
Series 2005-32T Class A7 (Ê)
5.570% due 08/25/35	185	185
Series 2005-J8 Class 1A3
5.500% due 07/25/35	217	215
Series 2005-J13 Class 2A3
5.500% due 11/25/35	145	144
Series 2006-9T1 Class A7
6.000% due 05/25/36	123	123
Series 2006-43C Class 1A7
6.000% due 02/25/37	362	362
Series 2006-J2 Class A3
6.000% due 04/25/36	181	181
Series 2006-OA1 Class 4A1 (Ê)
5.510% due 08/25/46	855	855
Series 2006-OA1 Class A1 (Ê)
5.500% due 02/20/47	899	898
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-16 Class 1A1 (Ê)
5.720% due 09/25/34	258	259
Series 2005-3 Class 1A2 (Ê)
5.610% due 04/25/35	38	38
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	79	78
Series 2006-OA5 Class 2A1 (Ê)
5.520% due 04/25/46	796	795
Series 2007-HY1 Class 1A2
5.718% due 04/25/37	105	104
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C1 Class A1B
6.480% due 05/17/40	52	53

50 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 1998-C2 Class A2
6.300% due 11/15/30	94	94
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
5.010% due 08/25/35	465	462
DLJ Commercial Mortgage Corp.
Series 1998-CF1 Class A1B
6.410% due 02/18/31	171	172
Series 1999-CG1 Class S
Interest Only STRIP
1.040% due 03/10/32	3,347	51
Fannie Mae
5.190% due 2012	211	209
6.000% due 2016	17	17
5.000% due 2017	575	558
5.532% due 2017 (Ê)	57	57
6.000% due 2017	94	95
4.000% due 2018	878	817
4.500% due 2018	4,321	4,117
5.000% due 2018	252	244
4.500% due 2019	486	462
5.000% due 2019	1,282	1,242
4.500% due 2020	524	499
5.000% due 2020	1,697	1,642
5.000% due 2021	1,523	1,472
6.500% due 2024	521	528
6.000% due 2028	37	36
5.500% due 2029	96	93
6.000% due 2032	584	581
7.000% due 2032	226	233
3.907% due 2033 (Ê)	307	306
4.794% due 2033 (Ê)	172	174
5.000% due 2033	608	573
5.500% due 2033	2,850	2,758
6.000% due 2033	217	216
5.000% due 2034	708	668
5.500% due 2034	4,429	4,288
5.000% due 2035	637	599
5.500% due 2035	21,113	20,426
6.000% due 2035	181	180
5.000% due 2036	47	44
5.500% due 2036	931	898
5.659% due 2036 (Ê)	488	492
6.000% due 2036	7,919	7,836
6.500% due 2036	117	118
7.000% due 2036	28	29
7.500% due 2036	1,208	1,255
5.000% due 2037	6,986	6,548
6.000% due 2037	1,142	1,130
Series 1992-10 Class ZD
8.000% due 11/25/21	132	133
Series 1999-56 Class Z
7.000% due 12/18/29	114	117
Series 2003-32 Class FH (Ê)
5.720% due 11/25/22	350	349
Series 2003-78 Class FI (Ê)
5.720% due 01/25/33	340	341
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	290	199
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	282	75
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	774	118
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	866	132
Series 2004-21 Class FL (Ê)
5.670% due 11/25/32	173	173
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	153	26
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	260	44
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	224	59
Series 2006-373 Class 1
Principal Only STRIP
Zero coupon due 07/01/36	249	175
15 Year TBA (Ï)
4.500%	340	323
5.000%	1,575	1,522
30 Year TBA (Ï)
4.500%	530	482
5.000%	2,330	2,183
5.500%	6,280	6,055
6.000%	6,550	6,478
6.500%	1,365	1,378
Fannie Mae REMICS
Series 1993-41 Class ZQ
7.000% due 12/25/23	9	9
Series 1993-42 Class ZQ
6.750% due 04/25/23	9	9
Series 2003-35 Class FY (Ê)
5.720% due 05/25/18	456	458

Core Bond Fund 51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	313	23
Series 2005-79 Class FC (Ê)
5.620% due 02/25/22	164	164
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	77	47
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.500% due 12/25/42	44	45
Federal Home Loan Mortgage Corp.
5.000% due 03/15/32	1,500	1,500
5.470% due 12/31/49	2,200	2,198
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê)
Series 2005-63 Class 1A1
6.227% due 02/25/45	43	43
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.303% due 09/25/34	58	58
Series 2006-AA5 Class A2 (Ê)
6.530% due 09/25/36	164	167
Series 2006-FA3 Class A6
6.000% due 07/25/36	261	262
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1
5.535% due 10/25/35	115	114
Freddie Mac
5.000% due 2018	419	407
4.000% due 2019	1,759	1,635
5.000% due 2019	799	775
5.000% due 2020	1,463	1,416
4.614% due 2034 (Ê)	170	171
6.000% due 2035	153	151
5.888% due 2036 (Ê)	124	124
5.940% due 2036 (Ê)	261	261
5.969% due 2036 (Ê)	139	139
Series 2000-226 Class F (Ê)
5.770% due 11/15/30	17	17
Series 2003-262 Class AB
2.900% due 11/15/14	300	291
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	229	9
Series 2004-281 Class DF (Ê)
5.770% due 06/15/23	131	132
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	182	30
Series 2005-294 Class FA (Ê)
5.490% due 03/15/20	256	256
Series 2006-313 Class FP (Ê)(Å)
Zero coupon due 04/15/36	185	207
30 Year TBA (Ï)
5.000%	1,040	975
5.500%	1,520	1,466
6.000%	2,125	2,105
Freddie Mac Gold
6.000% due 2016	29	29
5.000% due 2018	283	275
5.500% due 2020	868	856
7.243% due 2030 (Ê)	2	2
5.000% due 2033	218	206
Freddie Mac Reference REMICS (Ê)
Series 2006-R00 Class FK
5.720% due 07/15/23	346	347
Freddie Mac REMICS
Series 2003-256 Class FJ (Ê)
5.720% due 02/15/33	157	158
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	124	13
Series 2004-277 Class KE
3.500% due 12/15/17	12	12
Series 2005-299 Class KF (Ê)
5.720% due 06/15/35	88	88
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	187	23
Series 2006-317 Class XI (Ê)(Å)
Principal Only STRIP
Zero coupon due 10/15/35	260	3
Series 2006-323 Class PA
6.000% due 03/15/26	290	292
Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	2,200	2,198
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	400	400
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	1,600	1,599
Freddie Mac Strips
Series 2007-245 Class IO
Interest Only STRIP
5.000% due 05/15/37	415	118
Series 2007-245 Class PO
Interest Only STRIP
5.000% 11/15/36	412	269

52 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae I
6.000% due 2029	14	14
30 Year TBA (Ï)
5.500%	1,650	1,601
6.000%	1,000	995
Ginnie Mae II (Ê)
5.375% due 2026	227	230
5.750% due 2027	14	15
5.750% due 2032	111	112
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2
6.945% due 09/15/33	194	198
Government National Mortgage Association (Ê)
Series 1999-40 Class FE
5.870% due 11/16/29	131	132
Series 2000-29 Class F
5.820% due 09/20/30	25	25
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	200	195
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	454
Series 2006-RR1 Class A1 (þ)
5.964% due 03/18/49	205	195
Series 2007-GG9 Class A4
5.444% due 03/10/39	185	179
GS Mortgage Securities Corp. II
Series 2006-FL8 Class A1 (Ê)(þ)
5.420% due 06/06/20	30	30
Series 2006-GG6 Class A4
5.553% due 04/10/38	115	113
Series 2006-GG8 Class AAB
5.535% due 11/10/39	200	197
Harborview Mortgage Loan Trust
Series 2005-14 Class 3A1A
5.313% due 12/19/35	116	116
Series 2005-16 Class 3A1A (Ê)
5.570% due 01/19/36	531	532
Indymac Index Mortgage Loan Trust (Ê)
Series 2006-AR2 Class A2
5.400% due 11/25/36	134	134
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2
6.244% due 04/15/35	168	169
Series 2004-LN2 Class A1
4.475% due 07/15/41	352	340
Series 2005-LDP Class A3A1
4.871% due 10/15/42	210	204
Series 2005-LDP Class A4
4.918% due 10/15/42	325	306
5.345% due 12/15/44	300	290
Series 2006-CB1 Class A4
5.552% due 05/12/45	220	215
Series 2006-LDP Class A3
5.336% due 05/15/47	150	144
Series 2006-LDP Class A3B
5.447% due 05/15/45	250	246
Series 2006-LDP Class A4
6.066% due 04/15/45	270	272
5.399% due 05/15/45	290	280
Series 2007-LDP Class A3
5.420% due 01/15/49	275	265
JP Morgan Mortgage Trust (Ê)
Series 2007-A1 Class 2A2
4.763% due 07/25/35	957	941
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.156% due 02/15/31	1,000	955
Series 2006-C4 Class A4
6.100% due 06/15/38	105	106
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	657	655
Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A
5.620% due 11/25/35	574	575
Series 2006-16N Class A4A
5.510% due 11/25/46	908	906
Mastr Adjustable Rate Mortgages Trust (Ê)
Series 2006-OA2 Class 4A1A
5.833% due 12/25/46	925	925
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.670% due 06/25/33	199	198
Series 2004-10 Class 5A6
5.750% due 09/25/34	170	167
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
5.720% due 09/25/33	255	255
Series 2004-4 Class 2A2
5.770% due 04/25/34	97	98
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.800% due 06/15/30	213	213

Core Bond Fund 53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch Floating Trust (Ê)(þ)
Series 2006-1 Class A1
5.390% due 06/15/22	889	889
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
5.771% due 04/25/29	49	49
Morgan Stanley Capital I
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	405
Series 2006-HQ8 Class A4
5.561% due 03/12/44	160	156
Series 2006-HQ9 Class A4
5.731% due 07/20/44	200	198
Morgan Stanley Mortgage Loan Trust
Series 2006-11 Class 1A6
6.231% due 08/25/36	220	221
MortgageIT Trust (Ê)
Series 2005-AR1 Class 1A1
5.570% due 11/25/35	526	527
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
5.720% due 02/25/34	45	45
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
5.920% due 04/25/34	65	65
Series 2004-QS8 Class A4 (Ê)
5.720% due 06/25/34	331	333
Series 2005-QA8 Class NB3
5.492% due 07/25/35	262	259
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	445	446
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB
5.900% due 06/25/33	66	66
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
5.770% due 02/25/34	370	372
Series 2007-A5 Class 2A3
6.000% due 05/25/37	145	145
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
5.770% due 11/25/18	200	201
Series 2003-S14 Class A5 (Ê)
5.720% due 07/25/18	210	211
Series 2003-S20 Class 1A7 (Ê)
5.820% due 12/25/33	81	81
Series 2006-SA4 Class 2A1
6.131% due 11/25/36	514	518
Sequoia Mortgage Trust (Ê)
Series 2001-5 Class A
5.670% due 10/19/26	83	83
Small Business Administration Participation Certificates
Series 2005-20G Class 1
4.750% due 07/01/25	921	874
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR2 Class A1
5.550% due 02/25/36	675	677
Series 2006-AR8 Class A1A
5.520% due 10/25/36	915	914
Structured Asset Securities Corp.
Series 2004-21X Class 1A3
4.440% due 12/25/34	620	613
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
5.660% due 04/25/43	144	144
Series 2006-5 Class A1
5.440% due 08/25/36	824	823
Series 2006-6 Class A1
5.430% due 12/25/36	170	170
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.368% due 10/15/44	1,000	969
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	90	87
Series 2006-AR7 Class A1A (Ê)
5.947% due 09/25/46	15	15
Series 2006-AR8 Class 2A (Ê)
5.879% due 10/25/46	867	872
Series 2006-AR9 Class 2A (Ê)
5.867% due 11/25/46	940	940
Washington Mutual Mortgage Pass-Through Certificates
Series 2003-S9 Class A2 (Ê)
5.870% due 10/25/33	360	362
Series 2005-AR1 Class 1A1
4.836% due 10/25/35	313	309
Series 2005-AR1 Class A1A1 (Ê)
5.610% due 10/25/45	47	47
5.590% due 12/25/45	546	547
Series 2005-AR6 Class B3 (Ê)
5.980% due 04/25/45	230	229

54 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 3A1A (Ê)
5.947% due 09/25/46	922	927
Series 2006-AR2 Class 1A1
5.319% due 03/25/37	857	847
Series 2007-HY3 Class 4A1
5.354% due 03/25/37	957	948
Series 2007-HY3 Class 4B1
5.356% due 03/25/37	125	122
Series 2007-HY4 Class 1A1
5.569% due 04/25/37	174	173
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.500% due 03/25/36	469	464
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	340	335
Series 2007-10 Class 2A5
6.250% due 07/25/37	195	196

		156,045

Non-US Bonds—0.2%
Argentina Government International Bond
Series dis
5.830% due 12/31/33	ARS 580	258
Bombardier, Inc. (Å)
7.250% due 11/15/16	EUR 125	177
Quebec Residual
Zero coupon due 12/01/36	CAD 370	80

		515

United States Government Agencies—3.6%
Fannie Mae
4.150% due 09/10/09	2,200	2,153
3.875% due 02/15/10 (Ñ)	710	688
4.750% due 04/20/10	1,400	1,384
4.125% due 05/12/10	1,500	1,458
5.050% due 02/07/11 (Ñ)	1,200	1,194
Federal Home Loan Bank (Ñ)
Series 577
4.500% due 09/26/08	900	892
Federal Home Loan Bank System
5.375% due 08/19/11 (Ñ)	295	296
5.310% due 12/28/12	1,000	1,000
Financing Corp. Principal Only STRIP
Series 1
Zero coupon due 05/11/16	80	50
Series 1P
Zero coupon due 05/11/18	95	53
Series 3P
Zero coupon due 11/30/17	170	97
Series 5P
Zero coupon due 02/08/18	65	37
Series 8P
Zero coupon due 08/03/18	605	333
Series 9P
Zero coupon due 10/06/17	310	179
Series 12P
Zero coupon due 12/06/18	245	132
Series 13
Zero coupon due 12/27/16	275	165
Series 13P
Zero coupon due 12/27/18	670	360
Series 16P
Zero coupon due 04/05/19	380	201
Series 19
Zero coupon due 06/06/16	230	143

		10,815

United States Government Treasuries—5.4%
United States Treasury Principal (Ñ)
Principal Only STRIP
Zero coupon due 08/15/25	300	116
Zero coupon due 08/15/26	900	333
Zero coupon due 11/15/26	500	183
Zero coupon due 05/15/30	1,000	310
United States Treasury Inflation Indexed Bonds (Ñ)
3.375% due 01/15/12	972	1,003
2.000% due 07/15/14	307	295
2.375% due 01/15/25	548	527
2.000% due 01/15/26	312	283
2.375% due 01/15/27	205	197
United States Treasury Notes (Ñ)
4.750% due 12/31/08	1,255	1,251
4.375% due 12/15/10	3,710	3,649
4.750% due 05/31/12	600	595
4.250% due 08/15/15	555	527
4.875% due 08/15/16	1,000	988
4.625% due 02/15/17	1,400	1,356
4.500% due 05/15/17	300	288
Zero coupon due 11/15/21	2,345	1,104
6.000% due 02/15/26	1,645	1,796
4.750% due 02/15/37	1,300	1,226

		16,027

Total Long-Term Investments
(cost $271,123)		269,085

Core Bond Fund 55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks—0.3%
Financial Services—0.3%
DG Funding Trust (Å)	49	509
Mills Corp. (The) (Æ)(Ñ)	12,775	333

Total Preferred Stocks
(cost $854)		842

Warrants & Rights—0.0%
Miscellaneous—0.0%
Mexico Government International Bond Value Recovery Rights (Æ)	1,900,000	14

Total Warrants & Rights
(cost $1)		14

	Notional Amount $
Options Purchased—0.2%
(Number of Contracts)
Eurodollar Futures
Sep 2007 90.75 Put (37)	8,394	—
Sep 2007 91.25 Put (46)	10,494	—
Dec 2007 91.25 Put (38)	8,669	—
Mar 2008 91.75 Put (241)	55,279	2
Mar 2008 92.00 Put (43)	9,890	—
Mar 2008 92.50 Put (58)	13,413	—
Mar 2008 92.75 Put (53)	12,289	—
Mar 2008 93.00 Put (68)	15,810	—
Jun 2008 92.75 Put (40)	9,275	—

Swaptions
(Fund Pays/Fund Receives)
EUR Six Month LIBOR/EUR 3.960%
Jul 2007 0.00 Call (2)	5,414	—
EUR Six Month LIBOR/EUR 4.100%
Jul 2007 0.00 Call (1)	2,707	—
USD Three Month LIBOR/USD 4.800%
Aug 2007 0.00 Call (1)	2,000	21
USD Three Month LIBOR/USD 4.900%
Aug 2007 0.00 Call (1)	6,000	31
USD Three Month LIBOR/USD 5.000%
Aug 2007 0.00 Call (1)	5,000	21
USD Three Month LIBOR/USD 5.250%
Aug 2007 0.00 Call (1)	4,000	4
USD Three Month LIBOR/USD 4.900%
Oct 2007 0.00 Call (1)	3,000	27
USD Three Month LIBOR/USD 4.750%
Feb 2008 0.00 Call (1)	5,000	2
USD Three Month LIBOR/USD 5.000%
Feb 2008 0.00 Call (2)	6,000	46
USD Three Month LIBOR/USD 4.750%
Mar 2008 0.00 Call (2)	19,600	103
USD Three Month LIBOR/USD 4.750%
Sep 2008 0.00 Call (3)	13,900	187
USD Three Month LIBOR/USD 4.750%
Dec 2008 0.00 Call (1)	6,200	14
USD Three Month LIBOR/USD 5.000%
Dec 2008 0.00 Call (1)	15,100	52

Total Options Purchased
(cost $373)		510

	Principal Amount $ or Shares
Short-Term Investments—16.8%
Barclays Bank PLC (ž)
5.281% due 03/17/08	900	900
BellSouth Corp. (þ)
4.240% due 04/26/08	300	297
BNP Paribas (ž)
5.262% due 05/28/08	200	200
Citigroup Funding, Inc.
Zero coupon due 11/15/07	520	553
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNM
5.370% due 03/07/08	400	400
Citigroup, Inc.
3.500% due 02/01/08	560	554

56 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DaimlerChrysler NA Holding Corp. (Ê)
Series MTND
5.840% due 09/10/07	400	400
Fannie Mae
4.200% due 03/24/08	2,000	1,982
Federal Home Loan Bank (Ñ)
4.800% due 05/02/08	3,100	3,087
Federal Home Loan Bank System
Series IY08
3.400% due 03/18/08	1,000	986
Fortis Bank (ž)
5.270% due 04/28/08	400	400
France Treasury Bills BTF
Zero coupon due 07/05/07	EUR 1,000	1,353
Freddie Mac (Ñ)
Series *
2.750% due 03/15/08	210	206
3.450% due 03/12/08	1,000	987
Greater Bay Bancorp
Series B
5.250% due 03/31/08	150	150
Honda Auto Receivables Owner Trust
Series 2007-1 Class A1
5.322% due 03/18/08	261	261
HSBC Bank USA NA (Ê)
Series BKNT
5.430% due 09/21/07	500	500
JPMorgan Chase Bank/London
Series EMTN (Å)
Zero coupon due 04/24/08	EGP 620	103
Mandalay Resort Group
Series B
10.250% due 08/01/07	410	412
Mirage Resorts, Inc.
6.750% due 08/01/07	85	85
Norden Bank Finland PLC (ž)
5.307% due 05/28/08	200	200
Royal Bank of Canada (ž)
5.420% due 06/30/08	400	400
Royal Bank of Scotland (ž)
5.265% due 03/26/08	200	200
Russell Investment Company
Money Market Fund	22,050,000	22,050
Skandinaviska Enskilda Banken (ç)(ž)
5.203% due 08/21/07	2,900	2,879
Societe Generale (Ê)
Series YCD
5.270% due 03/26/08	200	200
Series CD
5.269% due 06/30/08	1,100	1,100
Societe Generale NA (ž)
5.245% due 09/27/07	2,200	2,172
UBS Financial Del LLC (ž)
5.240% due 10/02/07	5,500	5,423
Unicredito Italiano NY (Ê)
Series YCD
5.370% due 05/29/08	200	200
United States Treasury Bills (§)(ž)
4.692% due 08/16/07 (ç)	80	80
4.715% due 08/16/07 (ç)	15	15
4.724% due 08/16/07 (ç)	30	30
4.729% due 08/16/07 (ç)	195	194
4.742% due 08/16/07 (ç)	155	154
4.766% due 08/16/07 (ç)	60	60
4.812% due 08/16/07 (ç)	25	25
4.875% due 08/30/07	185	184
4.500% due 09/13/07	10	10
4.652% due 09/13/07	20	20
4.770% due 09/13/07	225	223
4.772% due 09/13/07	25	25
4.774% due 09/13/07	200	198
Wisconsin Central Transport
6.625% due 04/15/08	325	327

Total Short-Term Investments
(cost $50,138)		50,185

Other Securities—10.7%
State Street Securities
Lending Quality Trust (×)	31,779,066	31,779

Total Other Securities
(cost $31,779)		31,779

Total Investments—118.3%
(identified cost $354,268)		352,415

Other Assets and Liabilities,
Net—(18.3%)		(54,522)

Net Assets—100.0%		297,893

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Euribor Futures
expiration date 12/07 (6)	1,938	(9)
expiration date 03/08 (12)	645	(4)
expiration date 06/08 (5)	1,612	(11)
expiration date 09/08 (4)	1,290	(7)
expiration date 12/08 (3)	967	(7)

Euro-Bund Futures (Germany)
expiration date 09/07 (17)	2,543	(38)

Eurodollar Futures (CME)
expiration date 09/07 (31)	7,337	3
expiration date 12/07 (79)	18,706	(91)
expiration date 03/08 (347)	82,230	(378)
expiration date 06/08 (287)	68,037	(310)
expiration date 09/08 (41)	9,719	(19)
expiration date 12/08 (59)	13,980	(33)
expiration date 03/09 (4)	947	(6)

Euroyen Futures
expiration date 12/07 (1)	201	—

Japanese 10 Year Bond (Japan)
expiration date 09/07 (7)	7,483	(14)

LIBOR Futures
expiration date 09/07 (6)	1,413	(14)
expiration date 12/07 (2)	471	(5)
expiration date 03/08 (8)	1,881	(17)
expiration date 06/08 (6)	1,411	(11)
expiration date 09/08 (2)	470	(6)

Long Gilt Futures (UK)
expiration date 09/07 (2)	416	—

S&P 500 E-Mini Index (CME)
expiration date 09/07 (9)	682	(7)

United States Treasury 2 Year Notes
expiration date 09/07 (13)	2,649	(1)

United States Treasury 5 Year Notes
expiration date 09/07 (137)	14,259	(72)

United States Treasury Bonds
expiration date 09/07 (56)	6,034	(56)

Short Positions
Euro-Bobl Futures (Germany)
expiration date 09/07 (8)	1,146	—

Eurodollar Futures (CME)
expiration date 12/07 (10)	2,368	11

United States Treasury 5 Year Notes
expiration date 09/07 (7)	729	—

United States Treasury 10 Year Notes
expiration date 09/07 (118)	12,473	91

United States Treasury Bonds
expiration date 09/07 (18)	1,940	6

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,005)

See accompanying notes which are an integral part of the financial statements.

58 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Swaptions
(Fund Receives/Fund Pays)
EUR Six Month LIBOR/EUR 4.100%
July 2007 0.00 Call (2)	2,707	(40)
EUR Six Month LIBOR/EUR 4.230%
July 2007 0.00 Call (1)	1,353	—
USD Three Month LIBOR/USD 4.900%
Aug 2007 0.00 Call (3)	3,000	—
USD Three Month LIBOR/USD 5.570%
Aug 2007 0.00 Call (1)	1,000	(4)
USD Three Month LIBOR/USD 5.010%
Oct 2007 0.00 Call (1)	1,000	(1)
USD Three Month LIBOR/USD 4.900%
Feb 2008 0.00 Call (1)	1,000	(2)
USD Three Month LIBOR/USD 5.100%
Feb 2008 0.00 Call (1)	3,000	(10)
USD Three Month LIBOR/USD 4.900%
Mar 2008 0.00 Call (2)	6,200	(17)
USD Three Month LIBOR/USD 4.950%
Mar 2008 0.00 Call (1)	2,000	(6)
USD Three Month LIBOR/USD 4.950%
Sept 2008 0.00 Call (3)	6,800	(34)
USD Three Month LIBOR/USD 5.000%
Dec 2008 0.00 Call (1)	2,100	(14)
USD Three Month LIBOR/USD 5.200%
Dec 2008 0.00 Call (1)	5,000	(47)

United States Treasury Bonds
Aug 2007 111.00 Call (45)	4,995	(10)
Aug 2007 103.00 Put (25)	2,575	(4)
Aug 2007 107.00 Put (30)	3,210	(26)
Aug 2007 109.00 Put (59)	6,431	(114)

United States Treasury Notes
2 Year Futures
Jul 2007 101.75 Call (31)	3,154	(15)
Aug 2007 101.50 Put (15)	1,523	(3)
10 Year Futures
Aug 2007 104.00 Call (16)	1,664	(31)
Aug 2007 105.00 Call (31)	3,255	(33)
Aug 2007 103.00 Put (8)	824	(1)
Aug 2007 104.00 Put (16)	1,664	(4)

Total Liability for Options Written
(premiums received $523)		(416)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	153	AUD	182	07/12/07	1
USD	155	AUD	185	07/12/07	2
USD	548	AUD	649	09/19/07	1
USD	1,006	AUD	1,191	09/19/07	2
USD	1,453	AUD	1,727	09/19/07	8
USD	154	BRL	318	08/02/07	10
USD	155	BRL	305	09/05/07	2
USD	175	BRL	344	10/02/07	1
USD	335	BRL	660	10/02/07	3
USD	230	CAD	260	07/12/07	14
USD	463	CAD	495	08/09/07	2
USD	443	CAD	469	09/19/07	(1)
USD	1,000	CAD	1,056	09/19/07	(7)
USD	1,001	CAD	1,056	09/19/07	(8)
USD	548	CHF	670	09/19/07	3
USD	8	EUR	6	07/02/07	—
USD	197	EUR	146	07/26/07	1
USD	548	EUR	407	09/19/07	4
USD	1,096	EUR	816	09/19/07	12
USD	149	GBP	75	08/14/07	2
USD	670	GBP	337	09/19/07	7
USD	46	INR	1,883	10/03/07	—
USD	74	INR	3,065	10/03/07	1
USD	548	JPY	66,830	09/19/07	1
USD	1,088	JPY	130,850	09/19/07	(14)
USD	1,096	JPY	132,910	09/19/07	(5)
USD	306	KRW	284,611	07/30/07	2
USD	840	KRW	779,730	07/30/07	5
USD	155	KRW	143,360	09/21/07	1
USD	308	MXN	3,393	09/28/07	4
USD	592	NZD	789	09/19/07	13
USD	324	PLN	929	09/28/07	10
USD	720	PLN	2,035	09/28/07	11
USD	150	RUB	3,895	09/19/07	2
USD	150	RUB	3,896	09/19/07	2
USD	720	RUB	18,571	09/19/07	4
USD	840	SGD	1,282	07/03/07	(2)
USD	9	SGD	13	08/07/07	—
USD	306	SGD	470	08/07/07	2
USD	155	SGD	235	10/03/07	—
USD	333	SGD	507	10/03/07	1
USD	503	SGD	769	10/03/07	3
AUD	648	USD	548	09/19/07	—
BRL	699	USD	356	08/02/07	(5)
BRL	2,105	USD	1,026	08/02/07	(60)
CAD	260	USD	229	07/12/07	(16)
CHF	1,587	EUR	969	09/19/07	1
CHF	1,587	EUR	969	09/19/07	6
CHF	911	USD	742	09/19/07	(9)
EUR	835	NOK	6,760	09/19/07	(2)
EUR	835	NOK	6,760	09/19/07	16
EUR	836	NOK	6,760	09/19/07	(5)
EUR	836	NOK	6,760	09/19/07	19
EUR	121	USD	162	07/26/07	(1)
EUR	242	USD	325	07/26/07	(3)
EUR	406	USD	548	09/19/07	(4)
EUR	441	USD	590	09/19/07	(8)
GBP	40	USD	80	08/09/07	—
GBP	280	USD	551	09/19/07	(11)
JPY	19,177	USD	157	07/30/07	1
JPY	105,521	USD	877	09/19/07	11
JPY	172,037	USD	1,436	09/19/07	24
NOK	3,322	EUR	410	09/19/07	(14)
NOK	3,322	EUR	410	09/19/07	6
NZD	724	USD	548	09/19/07	(7)
SEK	679	USD	97	09/11/07	(3)
SGD	507	USD	330	07/03/07	(1)
SGD	774	USD	503	07/03/07	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					32

See accompanying notes which are an integral part of the financial statements.

60 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contract

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
CMBS AAA 10 Yr. Index	Bank of America	1,250	CMBS AAA 10 Yr. Index minus 0.025%	09/28/07	(1)

CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.025%	07/16/07	(1)

CMBS AAA 10 Yr. Index	Bank of America	700	CMBS AAA 10 Yr. I Index minus 0.050%	06/30/07	(1)

CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. I Index minus 0.050%	07/31/07	(1)

CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index plus 0.075%	01/31/08	—

CMBS AAA 10 Yr. Index	Bank of America	250	CMBS AAA 10 Yr. Index plus 0.100%	08/31/07	—

CMBS AAA 10 Yr. Index	Deutsche Bank	250	CMBS AAA 10 Yr. Index plus 0.100%	08/31/07	—

CMBS AAA 10 Yr. Index	Deutsche Bank	1,000	CMBS AAA 10 Yr. Index	11/30/07	—

CMBS AAA 10 Yr. Index	JP Morgan	250	CMBS AAA 10 Yr. Index plus 0.125%	08/31/07	—

Goldman Sachs Total Return	Citibank	2,768	Turkish Overnight Index Tuibon plus 0.700%	01/20/11	8

Goldman Sachs Total Return	Citibank	790	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	10

Goldman Sachs Total Return	Citibank	84	Turkish Overnight Index Tuibon	07/17/08	(57)

Goldman Sachs Total Return	Deutsche Bank	12,120	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	11

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(32)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Bank of America	USD	4,600	5.000%	Three Month LIBOR	12/19/09	(30)
Bank of America	CAD	1,240	Three Month LIBOR	4.967%	05/31/10	1
Bank of America	USD	6,500	5.470%	Three Month LIBOR	06/14/11	7
Bank of America	USD	1,800	5.550%	Three Month LIBOR	06/14/11	(10)
Bank of America	AUD	3,470	Six Month LIBOR	6.500%	12/19/12	56
Bank of America	USD	7,900	5.000%	Three Month LIBOR	12/19/12	(172)
Bank of America	USD	6,000	Three Month LIBOR	5.000%	12/19/12	131
Bank of America	CAD	780	4.955%	Three Month LIBOR	05/30/13	(3)
Bank of America	USD	500	Three Month LIBOR	5.000%	12/19/17	26
Bank of America	USD	2,800	5.250%	Three Month LIBOR	12/19/22	(149)
Bank of America	USD	1,500	5.630%	Three Month LIBOR	06/16/36	(39)
Bank of America	USD	1,000	5.250%	Three Month LIBOR	12/19/37	(79)
Bank of America	CAD	110	Three Month LIBOR	4.990%	05/31/38	3
Barclays Bank PLC	GBP	100	6.000%	Six Month LIBOR	12/20/08	(1)
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	1
Barclays Bank PLC	GBP	790	Six Month LIBOR	5.750%	12/19/12	29
Barclays Bank PLC	EUR	3,800	4.250%	Six Month LIBOR	07/20/16	(137)
Barclays Bank PLC	EUR	750	4.500%	Six Month LIBOR	12/19/17	(31)
Barclays Bank PLC	EUR	450	Six Month LIBOR	4.500%	12/19/17	18
Barclays Bank PLC	EUR	210	Six Month LIBOR	4.500%	12/19/17	6
Barclays Bank PLC	EUR	90	Six Month LIBOR	4.500%	12/19/17	4
Barclays Bank PLC	SEK	4,000	4.500%	Three Month LIBOR	12/19/17	(24)
Barclays Bank PLC	SEK	1,000	4.500%	Three Month LIBOR	12/19/17	(6)
Barclays Bank PLC	SEK	2,000	4.500%	Three Month LIBOR	12/19/17	(12)
Barclays Bank PLC	SEK	37,000	Three Month LIBOR	4.500%	12/19/17	231
Barclays Bank PLC	SEK	4,000	Three Month LIBOR	4.500%	12/19/17	25
Barclays Bank PLC	USD	1,500	5.000%	Three Month LIBOR	12/19/17	(10)
Barclays Bank PLC	GBP	470	Six Month LIBOR	4.750%	12/19/37	55
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	12/15/10	6
BNP Paribas	EUR	450	4.500%	Six Month LIBOR	12/19/37	(43)
Citibank	PLN	5,000	4.670%	Six Month LIBOR	01/16/09	(24)
Citibank	GBP	790	5.750%	Six Month LIBOR	12/19/12	(29)
Citibank	JPY	30,000	Six Month LIBOR	1.500%	12/19/12	3
Citibank	JPY	935,000	Six Month LIBOR	1.800%	09/20/14	51
Citibank	JPY	800,000	Six Month LIBOR	1.750%	12/19/14	90
Citibank	JPY	441,000	2.000%	Six Month LIBOR	12/19/17	(53)
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	(5)
Credit Suisse First Boston	EUR	10,090	4.500%	Six Month LIBOR	12/19/09	(75)
Credit Suisse First Boston	EUR	4,520	Six Month LIBOR	4.500%	12/19/12	84
Credit Suisse First Boston	USD	2,070	Three Month LIBOR	5.000%	12/19/12	45
Credit Suisse First Boston	EUR	2,650	4.500%	Six Month LIBOR	12/19/17	(108)

See accompanying notes which are an integral part of the financial statements.

62 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Credit Suisse First Boston	EUR	160	Six Month LIBOR	4.500%	12/19/17	7
Credit Suisse First Boston	EUR	350	Six Month LIBOR	4.500%	12/19/17	14
Credit Suisse First Boston	EUR	90	Six Month LIBOR	4.500%	12/19/17	4
Credit Suisse First Boston	GBP	510	Six Month LIBOR	5.500%	12/19/17	28
Credit Suisse First Boston	SEK	2,000	4.500%	Three Month LIBOR	12/19/17	(12)
Credit Suisse First Boston	SEK	3,000	4.500%	Three Month LIBOR	12/19/17	(18)
Credit Suisse First Boston	SEK	1,000	4.500%	Three Month LIBOR	12/19/17	(6)
Credit Suisse First Boston	SEK	15,000	Three Month LIBOR	4.500%	12/19/17	94
Credit Suisse First Boston	EUR	840	4.500%	Six Month LIBOR	12/19/37	(81)
Credit Suisse First Boston	EUR	1,390	Six Month LIBOR	4.500%	12/19/37	133
Credit Suisse First Boston	GBP	500	Six Month LIBOR	4.750%	12/19/37	60
Deutsche Bank AG	USD	7,200	5.000%	Three Month LIBOR	12/19/08	(22)
Deutsche Bank AG	JPY	70,000	1.000%	Six Month LIBOR	03/18/09	(2)
Deutsche Bank AG	EUR	2,850	4.545%	Six Month LIBOR	10/16/09	(16)
Deutsche Bank AG	EUR	10,010	4.360%	Six Month LIBOR	10/16/09	(103)
Deutsche Bank AG	EUR	4,010	4.395%	Six Month LIBOR	10/16/09	(38)
Deutsche Bank AG	EUR	4,020	4.401%	Six Month LIBOR	10/16/09	(37)
Deutsche Bank AG	EUR	2,010	4.363%	Six Month LIBOR	10/16/09	(20)
Deutsche Bank AG	EUR	4,030	4.845%	Six Month LIBOR	12/19/09	5
Deutsche Bank AG	USD	31,300	5.000%	Three Month LIBOR	12/19/09	(206)
Deutsche Bank AG	EUR	6,050	4.872%	Six Month LIBOR	12/19/09	11
Deutsche Bank AG	CAD	260	4.318%	Three Month LIBOR	04/04/12	(7)
Deutsche Bank AG	CAD	260	4.328%	Three Month LIBOR	04/05/12	(7)
Deutsche Bank AG	NZD	410	7.598%	Three Month LIBOR	04/10/12	6
Deutsche Bank AG	CAD	230	4.483%	Three Month LIBOR	05/09/12	(5)
Deutsche Bank AG	CAD	200	4.484%	Three Month LIBOR	05/09/12	(4)
Deutsche Bank AG	CAD	190	4.492%	Three Month LIBOR	05/11/12	(4)
Deutsche Bank AG	NZD	300	Three Month LIBOR	7.660%	05/11/12	3
Deutsche Bank AG	NZD	340	Three Month LIBOR	7.660%	05/11/12	4
Deutsche Bank AG	NZD	340	Three Month LIBOR	7.660%	05/15/12	4
Deutsche Bank AG	AUD	3,750	6.500%	Six Month LIBOR	12/19/12	(56)
Deutsche Bank AG	EUR	2,700	Six Month LIBOR	4.440%	10/16/14	83
Deutsche Bank AG	EUR	2,700	Six Month LIBOR	4.435%	10/16/14	85
Deutsche Bank AG	EUR	6,750	Six Month LIBOR	4.380%	10/16/14	240
Deutsche Bank AG	EUR	1,350	Six Month LIBOR	4.380%	10/16/14	48

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 63

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Deutsche Bank AG	EUR	1,930	Six Month LIBOR	4.530%	10/19/14	45
Deutsche Bank AG	EUR	2,760	4.648%	Six Month LIBOR	12/19/14	(14)
Deutsche Bank AG	EUR	4,140	Six Month LIBOR	4.936%	12/19/14	28
Deutsche Bank AG	JPY	265,000	1.750%	Six Month LIBOR	12/19/14	(42)
Deutsche Bank AG	EUR	1,490	4.500%	Six Month LIBOR	12/19/17	(61)
Deutsche Bank AG	EUR	900	Six Month LIBOR	4.500%	12/19/17	36
Deutsche Bank AG	JPY	266,000	Six Month LIBOR	2.000%	12/19/17	32
Deutsche Bank AG	SEK	3,000	Three Month LIBOR	4.500%	12/19/17	19
Deutsche Bank AG	USD	1,700	Three Month LIBOR	5.000%	12/19/17	87
Deutsche Bank AG	EUR	1,500	4.568%	Six Month LIBOR	10/16/37	(123)
Deutsche Bank AG	EUR	600	4.631%	Six Month LIBOR	10/16/37	(41)
Deutsche Bank AG	EUR	600	4.641%	Six Month LIBOR	10/16/37	(40)
Deutsche Bank AG	EUR	300	4.573%	Six Month LIBOR	10/16/37	(24)
Deutsche Bank AG	EUR	430	4.534%	Six Month LIBOR	10/16/37	(25)
Deutsche Bank AG	EUR	960	5.084%	Six Month LIBOR	12/19/37	23
Deutsche Bank AG	EUR	640	5.070%	Six Month LIBOR	12/21/37	13
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	(42)
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	(3)
				Mexico Interbank 28 Day
Goldman Sachs	MXN	1,500	7.780%	Deposit Rate	04/03/12	(1)
HSBC	GBP	1,700	4.500%	Six Month LIBOR	12/20/07	(26)
JP Morgan	BRL	4,700	10.750%	Three Month LIBOR	01/04/10	2
JP Morgan	USD	6,100	5.000%	Three Month LIBOR	12/19/10	(67)
JP Morgan	EUR	500	1.958%	Consumer Price Index (France)	04/10/12	(5)
JP Morgan	USD	9,200	5.000%	Three Month LIBOR	06/20/12	(196)
JP Morgan	USD	17,000	5.000%	Three Month LIBOR	12/19/14	(572)
JP Morgan	USD	8,500	Three Month LIBOR	5.000%	12/19/12	186
JP Morgan	USD	500	5.000%	Three Month LIBOR	12/19/37	(57)
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	3
Merrill Lynch	GBP	100	4.000%	Six Month LIBOR	12/15/35	9
Merrill Lynch	GBP	500	Six Month LIBOR	4.750%	12/19/37	60
Morgan Stanley	USD	2,600	5.000%	Three Month LIBOR	06/20/09	(18)
Morgan Stanley	USD	500	Three Month LIBOR	5.000%	12/19/17	26
Morgan Stanley	USD	300	5.000%	Three Month LIBOR	12/19/37	(34)
Royal Bank of Scotland	USD	7,200	5.000%	Three Month LIBOR	12/19/08	(22)
Royal Bank of Scotland	USD	4,900	5.000%	Three Month LIBOR	06/20/09	(34)
Royal Bank of Scotland	EUR	100	1.960%	Consumer Price Index (France)	03/28/12	(1)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	4.000%	12/15/36	36
UBS Securities	JPY	480,000	1.000%	Six Month LIBOR	03/18/09	(13)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received)—$(947)						(839)

See accompanying notes which are an integral part of the financial statements.

64 Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued—June 30, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts

Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Amkor Technology, Inc.	Lehman Brothers	USD	135	3.950%	09/20/12	(2)
Anadarko Petroleum Corp.	Goldman Sachs	USD	100	0.150%	03/20/08	—
Brazil Government International Bond	Citibank	USD	800	(1.500%)	08/20/11	21
Core Investment Grade Bond	Bank of America	USD	6,300	(0.350%)	06/20/16	(19)
Core Investment Grade Bond	Bank of America	USD	1,000	(0.650%)	12/20/16	(3)
Core Investment Grade Bond	Bank of America	USD	3,000	(0.650%)	12/20/16	(20)
Core Investment Grade Bond	JP Morgan	USD	10,000	(0.400%)	12/20/11	2
Core Investment Grade Bond	JP Morgan	USD	1,000	(0.650%)	12/20/16	(3)
Core Investment Grade Bond	JP Morgan	USD	4,000	(0.650%)	12/20/16	(13)
Countrywide Home Loan	Lehman Brothers	USD	960	0.480%	06/20/12	(7)
Countrywide Home Loan	Lehman Brothers	USD	565	(0.710%)	06/20/12	—
Dow Jones CDX High Volatility Index	Deutsche Bank AG	USD	200	(0.600%)	06/20/17	(2)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	2,000	(0.650%)	12/20/16	(7)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	800	(0.600%)	06/20/17	(7)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	250	(2.750%)	06/20/12	(6)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	445	(2.750%)	06/20/12	(15)
Ford Motor Credit Co.	Lehman Brothers	USD	200	1.200%	03/20/08	—
Ford Motor Credit Co.	Lehman Brothers	USD	210	1.100%	03/20/08	—
Ford Motor Credit Co.	Lehman Brothers	USD	100	2.200%	03/20/08	1
Gaz Capital for Gazprom	Morgan Stanley	USD	200	0.570%	07/20/07	1
GMAC	Morgan Stanley	USD	1,000	0.970%	09/20/08	(3)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%	12/20/08	—
International Paper	Lehman Brothers	USD	510	(0.340%)	06/20/12	—
Panama Government International Bond	Morgan Stanley	USD	100	0.750%	01/20/12	1
Russia Government International Bond	Deutsche Bank AG	USD	1,000	0.260%	12/20/07	—
Russia Government International Bond	Morgan Stanley	USD	100	0.245%	06/20/08	—
Softbank Corp.	Deutsche Bank AG	JPY	7,000	2.300%	09/20/07	—
Temple-Inland Inc.	Lehman Brothers	USD	200	(0.740%)	03/20/12	(1)
Verizon Communications	Lehman Brothers	USD	850	(0.180%)	06/20/12	(1)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received)—($93)						(83)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 65

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings—June 30, 2007 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	4.7
Certificates of Deposit	1.0
Corporate Bonds and Notes	16.4
International Debt	5.8
Loan Agreements	0.8
Mortgage-Backed Securities	52.4
Non-US Bonds	0.2
United States Government Agencies	3.6
United States Government Treasuries	5.4
Preferred Stocks	0.3
Warrants & Rights	—	*
Options Purchased	0.2	*
Short-Term Investments	16.8
Other Securities	10.7

Total Investments	118.3
Other Assets and Liabilities, Net	(18.3)

	100.0

Futures Contracts	(0.3)
Options Written	(0.1)
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	(—	)*
Interest Rate Swap Contracts	(0.3)
Credit Default Swap Contracts	(—	)*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

66 Core Bond Fund

Russell Investment Funds

Notes to Schedules of Investments—June 30, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.

Abbreviations:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR -Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

Notes to Schedules of Investments 67

Russell Investment Funds

Statement of Assets and Liabilities—June 30, 2007 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund
Assets
Investments, at identified cost	$454,155

Investments, at market***	509,262
Cash	—
Cash (restricted)	—
Foreign currency holdings*	—
Unrealized appreciation on foreign currency exchange contracts	—
Receivables:
Dividends and interest	487
Dividends from affiliated money market funds	88
Investments sold	6,808
Fund shares sold	332
Foreign taxes recoverable	—
From Manager	—
Daily variation margin on futures contracts	—
Prepaid expenses	6
Unrealized appreciation on index swap contracts	—
Interest rate swap contracts, at market value****	—
Credit default swap contracts, at market value*****	—

Total assets	516,983

Liabilities
Payables:
Due to custodian	—
Investments purchased	7,073
Fund shares redeemed	292
Accrued fees to affiliates	321
Other accrued expenses	56
Daily variation margin on futures contracts	33
Unrealized depreciation on foreign currency exchange contracts	—
Options written, at market value**	—
Payable upon return of securities loaned	44,937
Unrealized depreciation on index swap contracts	—
Interest rate swap contracts, at market value****	—
Credit default swap contracts, at market value*****	—

Total liabilities	52,712

Net Assets	$464,271

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,069
Accumulated net realized gain (loss)	3,681
Unrealized appreciation (depreciation) on:
Investments	55,107
Futures contracts	(195)
Options written	—
Credit default swap contracts	—
Index swap contracts	—
Interest rate swap contracts	—
Foreign currency-related transactions	—
Shares of beneficial interest	289
Additional paid-in capital	404,320

Net Assets	$464,271

See accompanying notes which are an integral part of the financial statements.

68 Statement of Assets and Liabilities

Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
$285,514	$414,965	$437,170	$354,268

312,807	475,556	584,342	352,415
—	96	—	733
—	2,344	—	—
—	1,668	—	428
—	1,973	—	221
236	638	1,723	1,989
28	138	64	121
2,367	2,574	6,572	22,750
70	150	350	558
—	63	—	—
23	11	—	26
—	303	—	235
3	8	11	4
—	—	—	29
—	—	—	2,309
—	—	—	27

315,534	485,522	593,062	381,845

7	—	81	—
2,388	4,651	7,004	47,998
101	298	850	1
192	328	435	147
50	112	40	32
26	—	—	71
—	1,875	1	189
—	304	—	416
70,084	55,266	—	31,779
—	—	—	61
—	18	—	3,148
—	—	—	110

72,848	62,852	8,411	83,952

$242,686	$422,670	$584,651	$297,893

$339	$3,325	$2,288	$4,824
12,015	32,424	32,772	(4,325)
27,293	60,591	147,172	(1,853)
(55)	667	—	(1,005)
—	(6)	—	107
—	—	—	10
—	(18)	—	(32)
—	—	—	108
—	91	—	42
162	282	298	294
202,932	325,314	402,121	299,723

$242,686	$422,670	$584,651	$297,893

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities 69

Russell Investment Funds

Statement of Assets and Liabilities, continued—June 30, 2007 (Unaudited)

Multi-Style Equity Fund

Net Asset Value, offering and redemption price per share:
Net asset value per share******	$16.05
Net assets	$464,270,676
Shares outstanding ($.01 par value)	28,933,656

Amounts in thousands

* Foreign currency holdings - cost	$—
** Premiums received on options written	$—
*** Securities on loan included in investments	$47,303
**** Interest rate swap contracts - premiums paid (received)	$—
***** Credit default swap contracts - premiums paid (received)	$—
****** Net asset value per share equals net assets divided by shares of outstanding.

See accompanying notes which are an integral part of the financial statements.

70 Statement of Assets and Liabilities

Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
$14.99	$14.97	$19.63	$10.15
$242,686,440	$422,670,128	$584,651,253	$297,892,894
16,192,627	28,233,280	29,781,025	29,360,023

$—	$1,659	$—	$424
$—	$298	$—	$523
$69,023	$53,592	$—	$31,259
$—	$—	$—	$(947)
$—	$—	$—	$(93)

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities 71

Russell Investment Funds

Statement of Operations—For the Period Ended June 30, 2007 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund
Investment Income
Dividends	$3,493
Dividends from affiliated money market funds	584
Interest	29
Securities lending income	61
Less foreign taxes withheld	—

Total investment income	4,167

Expenses
Management fees	1,706
Custodian fees	122
Transfer agent fees	10
Professional fees	21
Trustees’ fees	4
Printing fees	3
Miscellaneous	7

Expenses before reductions	1,873
Expense reductions	(1)

Net expenses	1,872

Net investment income (loss)	2,295

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	25,457
Futures contracts	1,521
Options written	—
Credit default swap contracts	—
Index swap contracts	—
Interest rate swap contracts	—
Foreign currency-related transactions	—

Net realized gain (loss)	26,978

Net change in unrealized appreciation (depreciation) on:
Investments	5,020
Futures contracts	(42)
Options written	—
Credit default swap contracts	—
Index swap contracts	—
Interest rate swap contracts	—
Foreign currency-related transactions	—

Net change in unrealized appreciation (depreciation)	4,978

Net realized and unrealized gain (loss)	31,956

Net Increase (Decrease) in Net Assets from Operations	$34,251

See accompanying notes which are an integral part of the financial statements.

72 Statement of Operations

Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
$1,365	$7,024	$6,815	$48
234	812	507	657
99	45	—	7,848
16	161	50	25
—	(642)	—	—

1,714	7,400	7,372	8,578

1,106	1,860	2,752	837
172	418	94	169
5	9	14	6
21	30	21	18
2	4	6	3
2	2	4	2
4	14	10	3

1,312	2,337	2,901	1,038
(89)	(86)	(2)	(62)

1,223	2,251	2,899	976

491	5,149	4,473	7,602

13,224	31,386	33,500	712
418	3,029	—	(739)
—	(566)	—	(32)
—	—	—	(85)
—	88	—	234
—	—	—	(972)
—	237	49	(205)

13,642	34,174	33,549	(1,087)

4,879	(2,425)	(80,573)	(3,325)
12	216	—	(665)
—	5	—	216
—	—	—	(80)
—	(18)	—	(52)
—	—	—	416
—	198	—	(61)

4,891	(2,024)	(80,573)	(3,551)

18,533	32,150	(47,024)	(4,638)

$19,024	$37,299	$(42,551)	$2,964

See accompanying notes which are an integral part of the financial statements.

75 Statement of Operations

Russell Investment Funds

Statement of Changes in Net Assets

	Multi-Style Equity Fund
Amounts in thousands	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,295	$3,896
Net realized gain (loss)	26,978	28,237
Net change in unrealized appreciation (depreciation)	4,978	13,801

Net increase (decrease) in net assets from operations	34,251	45,934

Distributions
From net investment income	(2,368)	(3,606)
From net realized gain	—	—

Net decrease in net assets from distributions	(2,368)	(3,606)

Share Transactions
Net increase (decrease) in net assets from share transactions	14,881	25,520

Total Net Increase (Decrease) in Net Assets	46,764	67,848
Net Assets
Beginning of period	417,507	349,659

End of period	$464,271	$417,507

Undistributed (overdistributed) net investment income included in net assets	$1,069	$1,142
See accompanying notes which are an integral part of the financial statements.

74 Statement of Changes in Net Assets

Aggressive Equity Fund		Non-U.S. Fund		Real Estate Securities Fund		Core Bond Fund
Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
$491	$352	$5,149	$5,611	$4,473	$9,841	$7,602	$10,499
13,642	36,184	34,174	65,969	33,549	48,221	(1,087)	(2,016)
4,891	(6,802)	(2,024)	(523)	(80,573)	101,743	(3,551)	439

19,024	29,734	37,299	71,057	(42,551)	159,805	2,964	8,922

(152)	(423)	(1,137)	(8,763)	(2,185)	(10,448)	(2,832)	(10,963)
(9,998)	(30,314)	(34,813)	(7,690)	(9,102)	(44,446)	—	—

(10,150)	(30,737)	(35,950)	(16,453)	(11,287)	(54,894)	(2,832)	(10,963)

10,166	20,357	51,437	13,019	13,012	77,474	31,978	51,050

19,040	19,354	52,786	67,623	(40,826)	182,385	32,110	49,009
223,646	204,292	369,884	302,261	625,477	443,092	265,783	216,774

$242,686	$223,646	$422,670	$369,884	$584,651	$625,477	$297,893	$265,783

$339	$—	$3,325	$(687)	$2,288	$—	$4,824	$54

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets 75

Russell Investment Funds

Financial Highlights—For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Multi-Style Equity Fund
June 30, 2007*	14.93	.08	1.12	1.20	(.08)	—	—
December 31, 2006	13.37	.14	1.55	1.69	(.13)	—	—
December 31, 2005	12.60	.12	.79	.91	(.14)	—	—
December 31, 2004	11.56	.11	1.02	1.13	(.09)	—	—
December 31, 2003	9.04	.08	2.51	2.59	(.07)	—	—
December 31, 2002	11.84	.06	(2.80)	(2.74)	(.06)	—	—

Aggressive Equity Fund
June 30, 2007*	14.45	.03	1.16	1.19	(.01)	(.64)	—
December 31, 2006	14.40	.03	2.10	2.13	(.03)	(2.05)	—
December 31, 2005	14.90	.03	.90	.93	(.03)	(1.40)	—
December 31, 2004	13.47	.02	1.95	1.97	(.02)	(.52)	—
December 31, 2003	9.26	.01	4.21	4.22	(.01)	—	—
December 31, 2002	11.44	(.02)	(2.16)	(2.18)	—	—	—

Non-U.S. Fund
June 30, 2007*	15.01	.19	1.21	1.40	(.05)	(1.39)	—
December 31, 2006	12.68	.23	2.75	2.98	(.35)	(.30)	—
December 31, 2005	11.33	.16	1.38	1.54	(.19)	—	—
December 31, 2004	9.76	.11	1.66	1.77	(.20)	—	—
December 31, 2003	7.20	.09	2.69	2.78	(.22)	—	—
December 31, 2002	8.64	.06	(1.37)	(1.31)	(.13)	—	—

Real Estate Securities Fund
June 30, 2007*	21.34	.15	(1.48)	(1.33)	(.07)	(.31)	—
December 31, 2006	17.28	.37	5.72	6.09	(.39)	(1.64)	—
December 31, 2005	17.09	.32	1.82	2.14	(.37)	(1.58)	—
December 31, 2004	13.71	.36	4.33	4.69	(.36)	(.95)	—
December 31, 2003	10.51	.55	3.28	3.83	(.61)	—	(.02)
December 31, 2002	10.75	.54	(.13)	.41	(.57)	(.08)	—

Core Bond Fund
June 30, 2007*	10.14	.28	(.17)	.11	(.10)	—	—
December 31, 2006	10.23	.45	(.08)	.37	(.46)	—	—
December 31, 2005	10.50	.38	(.17)	.21	(.37)	(.11)	—
December 31, 2004	10.47	.24	.24	.48	(.26)	(.19)	—
December 31, 2003	10.43	.31	.31	.62	(.38)	(.20)	—
December 31, 2002	10.13	.36	.52	.88	(.30)	(.28)	—

See accompanying notes which are an integral part of the financial statements.

76 Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
(.08)	16.05	8.09	464,271.86		.86	1.05	63.85
(.13)	14.93	12.75	417,507.87		.87	1.03	128.33
(.14)	13.37	7.27	349,659.83		.87	.94	130.00
(.09)	12.60	9.81	332,759.87		.88	.96	123.29
(.07)	11.56	28.86	296,767.87		.95	.82	107.67
(.06)	9.04	(23.19)	206,794.92		.99	.61	145.90

(.65)	14.99	8.42	242,686	1.05	1.13	.42	98.23
(2.08)	14.45	14.79	223,646	1.05	1.12	.16	183.55
(1.43)	14.40	6.36	204,292.99		1.13	.21	130.09
(.54)	14.90	14.73	195,583	1.05	1.17	.17	150.26
(.01)	13.47	45.60	166,385	1.06	1.26	.10	138.95
—	9.26	(19.06)	97,794	1.25	1.36	(.17)	139.24

(1.44)	14.97	9.84	422,670	1.15	1.19	2.63	65.19
(.65)	15.01	23.64	369,884	1.15	1.21	1.64	110.77
(.19)	12.68	13.69	302,261	1.12	1.26	1.41	87.98
(.20)	11.33	18.30	258,766	1.15	1.28	1.11	73.45
(.22)	9.76	38.78	206,619	1.16	1.41	1.14	50.29
(.13)	7.20	(15.15)	137,840	1.30	1.48	.77	60.98

(.38)	19.63	(6.52)	584,651.90		.90	1.38	42.34
(2.03)	21.34	35.84	625,477.90		.91	1.86	52.63
(1.95)	17.28	12.96	443,092.91		.91	1.86	64.24
(1.31)	17.09	34.88	379,733.92		.92	2.43	47.21
(.63)	13.71	37.21	254,691.95		.95	4.66	38.84
(.65)	10.51	3.80	160,176.99		.99	5.01	55.43

(.10)	10.15	1.11	297,893.70		.74	5.45	581.90
(.46)	10.14	3.72	265,783.70		.73	4.40	452.50
(.48)	10.23	2.01	216,774.70		.72	3.70	192.66
(.45)	10.50	4.66	175,851.70		.73	2.41	216.23
(.58)	10.47	6.15	147,202.71		.78	2.86	232.64
(.58)	10.43	8.84	140,280.80		.80	3.52	207.60

See accompanying notes which are an integral part of the financial statements.

Financial Highlights 77

Russell Investment Funds

Notes To Financial Highlights—June 30, 2007 (Unaudited)

*	For the six months ended June 30, 2007 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCO.

See accompanying notes which are an integral part of the financial statements.

78 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements—June 30, 2007 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (“the Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company (“RIMCo” or “Manager”). On July 1, 2006, Frank Russell Investment Management Company changed its name to RIMCo.

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over-the-counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements 79

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. For the period ended June 30, 2007, there was no impact from the adoption of FIN 48 on the Funds’ net assets and results of operations.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

80 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. and Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. and Real Estate Securities Funds may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for both Funds, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for both Funds. The Non-U.S. and Real Estate Securities Funds had no deferred tax liability or capital gains taxes for the period ended June 30, 2007.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash

Notes to Financial Statements 81

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2007 are presented on the Schedule of Investments.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2007, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally

82 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of June 30, 2007, included in the Statement of Assets and Liabilities, the Non-U.S. Fund had cash collateral balances of $2,343,868 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’

Notes to Financial Statements 83

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended June 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Multi-Style Equity	$282,855,212	$266,766,825	Real Estate Securities	$284,981,464	$266,073,653
Aggressive Equity	196,344,314	193,570,311	Core Bond	1,475,997,697	1,457,272,077
Non-U.S.	250,211,495	233,823,238

84 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Fund	Purchases	Sales
Core Bond	$106,653,653	$98,814,834

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2007 were as follows:

	Non-U.S. Fund		Core Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding December 31, 2006	60	$306,054	253	$329,796
Opened	351	1,497,498	972	630,911
Closed	(337)	(1,505,765)	(865)	(415,036)
Expired	—	—	(66)	(23,095)

Outstanding June 30, 2007	74	$297,787	294	$522,576

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of June 30, 2007, the non-cash collateral received for the securities on loan in the Multi-Style Equity Fund and Aggressive Equity Fund were $3,583,762 and $788,368 respectively. The non-cash collateral consists of a pool of US Government securities.

Custodian

The Funds have entered into a custody agreement with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. For the period ended June 30, 2007, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Funds	Custody Credit Amount
Multi-Style Equity	$951
Aggressive Equity	1,743
Non-U.S.	2,467
Real Estate Securities	2,454
Core Bond	19,294

Notes to Financial Statements 85

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

Brokerage Commissions

The Funds effect certain transactions though Lynch, Jones & Ryan, Inc. (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

4.	Related Party Transactions, Fees and Expenses

Manager

RIMCo manages all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Russell Investment Company (“RIC”) Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of June 30, 2007, $94,775,000 of the RIC Money Market Fund’s net assets represents investments by the Funds.

The management fees are based upon the average daily net assets of each Fund at the rates specified in the table below, are payable monthly and total $8,260,994 for the period ended June 30, 2007.

Funds	Annual Rate
Multi-Style Equity	0.78%
Aggressive Equity	0.95
Non-U.S.	0.95
Real Estate Securities	0.85
Core Bond	0.60

RIMCo has agreed to certain waivers of its management fees as follows:

Multi-Style Equity Fund—RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There was no waiver for the period ended June 30, 2007. There were no reimbursements during the period.

Aggressive Equity Fund—RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.05% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2007 was $87,371. There were no reimbursements during the period.

86 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

Non-U.S. Fund—RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to amount by which the Fund’s total direct Fund-level operating expenses exceed 1.15% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2007 was $83,361. There were no reimbursements during the period.

Core Bond Fund—RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.70% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2007 was $43,154. There were no reimbursements during the period.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer Agent

RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RIMCo retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds for the period ended June 30, 2007 were $43,744.

Accrued fees payable to affiliates as of June 30, 2007 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
Management fees	$318,070	$190,348	$325,542	$430,814	$144,866
Transfer agent fees	1,659	867	1,467	2,163	1,030
Trustees’ fees	1,547	1,048	1,350	1,897	939

	$321,276	$192,263	$328,359	$434,874	$146,835

Distributor

Russell Fund Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the principal underwriter for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions and (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 35 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

Notes to Financial Statements 87

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

5.	Federal Income Taxes

At June 30, 2007, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14	Totals
Multi-Style Equity	$17,458,223	$3,302,725	$—	$—	$—	$20,760,948
Core Bond	—	—	—	305,131	3,005,117	3,310,248

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity	Aggressive Equity	Non-U.S.	Real Estate Securities	Core Bond
Cost of Investments	$455,920,696	$286,752,432	$417,851,379	$439,614,101	$354,401,933

Unrealized Appreciation	$58,694,636	$31,976,276	$61,481,478	$158,812,820	$6,200,698
Unrealized Depreciation	(5,353,768)	(5,921,902)	(3,776,921)	(14,084,644)	(8,187,178)

Net Unrealized Appreciation (Depreciation)	$53,340,868	$26,054,374	$57,704,557	$144,728,176	$(1,986,480)

As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $191,798 incurred from November 1, 2006 to December 31, 2006.

88 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2007 and December 31, 2006 were as follows:

	Shares		Dollars
	2007	2006	2007	2006
Multi-Style Equity Fund
Proceeds from shares sold	1,705	3,072	$26,379	$43,060
Proceeds from reinvestment of distributions	155	259	2,369	3,605
Payments for shares redeemed	(894)	(1,514)	(13,867)	(21,145)

Total net increase (decrease)	966	1,817	$14,881	$25,520

Aggressive Equity Fund
Proceeds from shares sold	649	2,111	$9,426	$32,794
Proceeds from reinvestment of distributions	703	2,097	10,149	30,737
Payments for shares redeemed	(642)	(2,910)	(9,409)	(43,174)

Total net increase (decrease)	710	1,298	$10,166	$20,357

Non-U.S. Fund
Proceeds from shares sold	1,814	4,156	$26,489	$58,314
Proceeds from reinvestment of distributions	2,537	1,115	35,950	16,452
Payments for shares redeemed	(757)	(4,464)	(11,002)	(61,747)

Total net increase (decrease)	3,594	807	$51,437	$13,019

Real Estate Securities Fund
Proceeds from shares sold	1,941	3,955	$43,396	$78,527
Proceeds from reinvestment of distributions	488	2,646	11,287	54,893
Payments for shares redeemed	(1,956)	(2,929)	(41,671)	(55,946)

Total net increase (decrease)	473	3,672	$13,012	$77,474

Core Bond Fund
Proceeds from shares sold	3,313	5,342	$33,783	$54,242
Proceeds from reinvestment of distributions	278	1,088	2,831	10,962
Payments for shares redeemed	(455)	(1,397)	(4,636)	(14,154)

Total net increase (decrease)	3,136	5,033	$31,978	$51,050

7.	Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

For the period ended June 30, 2007, the Funds did not participate in the interfund lending program.

Notes to Financial Statements 89

Russell Investment Funds

Notes to Financial Statements, continued—June 30, 2007 (Unaudited)

8.	Record Ownership

As of June 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

Funds	# of Shareholders	%
Multi-Style Equity	2	88.1
Aggressive Equity	2	85.6
Non-U.S.	2	92.8
Real Estate Securities	2	87.2
Core Bond	2	89.7

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Core Bond Fund—0.7%
BNP Paribas Capital Trust	06/11/06	450,000	112.20	505	493
Bombardier, Inc.	11/10/06	125,000	128.47	161	177
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	95
DG Funding Trust	11/04/03	49	10,537.12	516	509
Freddie Mac	07/07/06	185,123	102.05	189	207
Freddie Mac REMICS	06/28/07	259,787	3.28	9	3
JP Morgan Chase Bank/London	04/19/07	620,000	16.30	101	103
Parker Hannifin Employee Stock Ownership Trust	03/09/99	83,592	100.00	84	84
SB Treasury Co. LLC	06/01/06	350,000	106.81	374	362

					2,033

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

90 Notes to Financial Statements

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo’s response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Manager in the same Fund. In light of the foregoing, the overall performance of each

Basis for Approval of Investment Advisory Contracts 91

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The management fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion—up to 10%—of the assets of the Multi-Style Equity Fund (the “Participating Fund”) utilizing a select holdings strategy, the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds’ investment advisory fees. In discussing whether the Funds’ performance supported these fees, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. RIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the management fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those

92 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo’s investment strategy of managing the Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the management fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees’ inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

At a meeting held on May 22, the Board of Trustees received a proposal from RIMCo to hire an additional money manager for the Real Estate Securities Fund. The Trustees approved the terms of the portfolio management contract with the new Money Manager based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the proposed Money Manager change because the Money Managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 93

Russell Investment Funds

Shareholder Requests for Additional Information—June 30, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company. Some Insurance Companies may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

94 Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Directors—June 30, 2007 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 35 funds, and Russell Investment Funds (“RIF”), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the independent trustees. The second table provides information for the trustees emeritus. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	44	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairperson since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee, Principal Investors Fund and Principal Variable Contracts Fund • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	44	• Director, Avista Corp (electric utilities) • Trustee, Principal Investors Fund (investment company) • Trustee, Principal Variable Contracts Fund (investment company)

Daniel P. Connealy, Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2003, Retired • 2001-2003, Vice President and Chief Financial Officer, Janus Capital Group Inc. • 1979-2001, Audit and Accounting Partner, PricewaterhouseCoopers LLP	44	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	44	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Directors 95

Russell Investment Funds

Disclosure of Information about Fund Directors, continued—June 30, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr., Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	44	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Japan Fund • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	44	• Director, Sparx Japan Fund (investment company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired since 2000 • 1987 to 2002, Director, Smith Barney Fundamental Value Fund	44	None

*	Each Trustee is subject to mandatory retirement at age 72.

96 Disclosure of Information about Fund Directors

Russell Investment Funds

Disclosure of Information about Fund Directors, continued—June 30, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services, Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non- depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	44	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee, 2006	44	None

Paul Anton, Ph.D., Born December 1, 1919 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2003	Five year term	• Retired since 1997 • Trustee of RIC and RIF Until 2002	44	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF Until 2004	44	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF Until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	44	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF Until 2004	44	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Directors 97

Russell Investment Funds

Disclosure of Information about Fund Directors, continued—June 30, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers, Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•   Chief Compliance Officer, RIC

•   Chief Compliance Officer, RIF

•   Chief Compliance Officer, RIMCo

•   April 2002-May 2005, Manager, Global Regulatory Policy

•   1998-2002, Compliance Supervisor, Russell Investment Group

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, RIMCo

•   Chairman of the Board, President and CEO, RFD

•   Chairman of the Board and President Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   Until 2004, Managing Director of Individual Investor Services, FRC

•   2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF • Director, Funds Administration, RIMCo, RTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Thomas F. Hanly, Born November 17, 1964 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2004	Until removed by Trustees	• Chief Investment Officer, RIC, RIF, FRC, RTC • Director and Chief Investment Officer, RIMCo and RFD • 1999 to 2003, Chief Financial Officer, FRC, RIC and RIF

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, FRC and RIA • Director and Secretary, RIMCo and RFD • Secretary and Chief Legal Counsel, RIC and RIF

98 Disclosure of Information about Fund Directors

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Trustees

    Thaddas L. Alston

    Kristianne Blake

    Daniel P. Connealy

    Jonathan Fine

    Raymond P. Tennison, Jr.

    Jack R. Thompson

    Julie W. Weston

Trustees Emeritus

    George F. Russell, Jr.

    Paul E. Anderson

    Paul Anton, Ph.D.

    William E. Baxter

    Lee C. Gingrich

    Eleanor W. Palmer

Officers

    Greg J. Stark, President and Chief Executive Officer

    Cheryl Wichers, Chief Compliance Officer

    Thomas F. Hanly, Chief Investment Officer

    Mark E. Swanson, Treasurer and Chief Accounting Officer

    Gregory J. Lyons, Secretary

Manager and Transfer and Dividend Disbursing Agent

    Russell Investment Management Company

    909 A Street

    Tacoma, WA 98402

Custodian

    State Street Bank and Trust Company

    Josiah Quincy Building

    200 Newport Avenue

    North Quincy, MA 02171

Office of Shareholder Inquiries

    909 A Street

    Tacoma, WA 98402

    (800) 787-7354

Legal Counsel

    Dechert LLP

    200 Clarendon Street, 27th Floor

    Boston, MA 02116-5021

Distributor

    Russell Fund Distributors, Inc.

    909 A Street

    Tacoma, WA 98402

Money Managers as of June 30, 2007

Multi-Style Equity Fund

    Ark Asset Management Co., Inc., New York, NY

    DePrince, Race & Zollo, Inc., Winter Park, FL

    Institutional Capital LLC, Chicago, IL

    Jacobs Levy Equity Management, Inc., Florham Park, NJ

    Montag & Caldwell, Inc., Atlanta, GA

    Suffolk Capital Management, LLC, New York, NY

    Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund

    Berkeley Capital Management LLC, San Francisco, CA

    ClariVest Asset Management, LLC, San Diego, CA

    David J. Greene and Company, LLC, New York, NY

    DePrince, Race & Zollo, Inc., Winter Park, FL

    Gould Investment Partners, LLC, Berwyn, PA

    Jacobs Levy Equity Management, Inc., Florham Park, NJ

    PanAgora Asset Management, Inc., Boston, MA

    Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

    Altrinsic Global Advisors, LLC, Stamford, CT

    AQR Capital Management, LLC, Greenwich, CT

    MFS Institutional Advisors, Inc., Boston, MA

    Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund

    AEW Management and Advisors, L.P., Boston, MA

    Cohen & Steers Capital Management, Inc., New York, NY

    Heitman Real Estate Securities LLC, Chicago, IL

    INVESCO Institutional (N.A.), Inc. which acts as a money

        manager to the Fund through its INVESCO Real Estate

        division, Dallas, TX

    RREEF America L.L.C., Chicago, IL

Core Bond Fund

    Bear Stearns Asset Management Inc., New York, NY

    Goldman Sachs Asset Management, L.P., New York, NY

    Pacific Investment Management Company LLC, Newport

        Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers 99

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Russell Investment Funds
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495	36-08-072 (06/07)

Prospectus Supplements

Russell Investment Funds Prospectus

Russell Investment Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 29, 2007 to

PROSPECTUSES DATED APRIL 30, 2007

I.	Real Estate Securities Fund: The following information relates to a proposed change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company” and supplements the Prospectuses listed above:

In connection with the proposed change in classification of the Real Estate Securities Fund, Russell Investment Funds will file a proxy statement with the Securities and Exchange Commission (“SEC”). All shareholders are advised to read the proxy statement in its entirety when it becomes available because it will contain important information regarding the proposal, the persons soliciting proxies in connection with the proposal and the interests of these persons in the proposal and related matters. The proxy statement will be mailed to record date shareholders after it has been filed with the SEC. Shareholders may obtain a free copy of the proxy statement, when available, and other documents filed with the SEC at the SEC’s website at WWW.SEC.GOV. Copies of such documents will also be available, once they are filed with the SEC, at no charge by contacting Russell Investment Funds at 909 A Street, Tacoma, WA 98402, or by calling 1-800-787-7354.

The Real Estate Securities Fund is currently classified as a “diversified company” under the Investment Company Act. This means that as to 75% of its assets, no individual security can represent more than 5% of the Fund’s total assets, and the Fund cannot own more than 10% of any one issuer’s outstanding voting securities. The Fund’s diversification policy is a fundamental policy that can be changed only by a shareholder vote.

At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Funds, upon the recommendation of RIMCo, has approved, subject to shareholder approval, the change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company.” The proposed change from diversified to non-diversified status is intended to provide the Fund with more investment flexibility to respond to consolidation in the Real Estate Investment Trust (“REIT”) industry and to take larger positions in one or more issuers in the REIT industry. As a non-diversified fund, the Fund will be subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be had the Fund continued to operate as a diversified fund.

The change in status can only happen if, among other things, it is approved by the Shareholders of the Real Estate Securities Fund. A Special Meeting (the “Meeting”) of the shareholders of the Funds is expected to be held on or about October 25, 2007 and shareholders will be given the opportunity to vote on the change in status.

It is currently anticipated that on or about August 24, 2007, proxy materials regarding the change in status will be distributed to shareholders of record as of July 31, 2007.

II.	Real Estate Securities Fund: The following Principal Investment Strategy and Principal Risk are added to the section entitled “Risk/Return Summary” in the Prospectuses listed above:

Principal Investment Strategy

The Fund also invests in non-U.S. companies.

Principal Risk

Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies.

The following Investment Strategies are added to the section entitled “Investment Objective and Investment Strategies” in the Prospectuses listed above:

Principal Investment Strategy:

The Fund also invests in non-U.S. companies.

Non-Principal Investment Strategy:

The Fund may also invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

The following Risks are added to the Real Estate Securities Fund in the section entitled “Risks” in the Prospectuses listed above:

Principal Risks:

International Securities

i.	Non-U.S. Equity Securities

ii.	Currency Risk

Non-Principal Risks:

Depositary Receipts

Please see the Prospectuses for a more detailed explanation of these risks.

III.	Core Bond Fund: The following Non-Principal Risk is added to the Core Bond Fund in the section entitled “Risks” of the Prospectuses listed above:

Illiquid Securities

Please see the Prospectuses for a more detailed explanation of this risk.

IV.	The following replaces the information in the section entitled “Money Manager Information” for the Non-U.S. Fund, Real Estate Securities Fund and Emerging Markets Fund in each of the Prospectuses listed above, as applicable:

Non-U.S. Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, 16th Floor, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611-1901.

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St. Peter Port, Guernsey, GY1 6AW Channel Islands.

Harding Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900, San Diego, CA 92101.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

36-08-156 (1 06/07)

Northwestern Mutual Series Fund, Inc.

Supplement Dated July 20, 2007 to the

Prospectus Dated April 30, 2007

This Supplement revises certain information contained in the Prospectus for the Northwestern Mutual Series Fund, Inc. dated April 30, 2007 (the “Prospectus”), a copy of which you have already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Fund Manager Changes:

Effective July 20, 2007, Mary R. Linehan will assume primary responsibility for the day-to-day management of the Large Cap Core Stock Portfolio. In addition, Curtis J. Ludwick will replace William R. Walker as the co-portfolio manager of Mid Cap Growth Stock Portfolio. As noted in the Prospectus, Ms. Linehan and Mr. Ludwick were previously co-portfolio managers of the Large Cap Core Stock Portfolio.

Russell Investment Funds Prospectus

Russell Investment Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 25, 2007 to

PROSPECTUSES DATED APRIL 30, 2007

I.	Real Estate Securities Fund: The following information relates to a proposed change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company” and supplements the Prospectuses listed above:

In connection with the proposed change in classification of the Real Estate Securities Fund, Russell Investment Funds has filed a proxy statement with the Securities and Exchange Commission (“SEC”). All shareholders are advised to read the proxy statement in its entirety because it contains important information regarding the proposal, the persons soliciting proxies in connection with the proposal and the interests of these persons in the proposal and related matters. The proxy statement will be mailed to record date shareholders. Shareholders may obtain a free copy of the proxy statement and other documents filed with the SEC at the SEC’s website at WWW.SEC.GOV. Copies of such documents are also available at no charge by contacting Russell Investment Funds at 909 A Street, Tacoma, WA 98402, or by calling 1-800-787-7354.

The Real Estate Securities Fund is currently classified as a “diversified company” under the Investment Company Act. This means that as to 75% of its assets, no individual security can represent more than 5% of the Fund’s total assets, and the Fund cannot own more than 10% of any one issuer’s outstanding voting securities. The Fund’s diversification policy is a fundamental policy that can be changed only by a shareholder vote.

At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Funds, upon the recommendation of RIMCo, has approved, subject to shareholder approval, the change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company.” The proposed change from diversified to non-diversified status is intended to provide the Fund with more investment flexibility to respond to consolidation in the Real Estate Investment Trust (“REIT”) industry and to take larger positions in one or more issuers in the REIT industry. As a non-diversified fund, the Fund will be subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be had the Fund continued to operate as a diversified fund.

The change in status can only happen if, among other things, it is approved by the Shareholders of the Real Estate Securities Fund. A Special Meeting (the “Meeting”) of the shareholders of the Funds is expected to be held on or about October 25, 2007 and shareholders will be given the opportunity to vote on the change in status.

It is currently anticipated that on or about August 24, 2007, proxy materials regarding the change in status will be distributed to shareholders of record as of July 31, 2007.

II.	Real Estate Securities Fund: The following Principal Investment Strategy and Principal Risk are added to the section entitled “Risk/Return Summary” in the Prospectuses listed above:

Principal Investment Strategy

The Fund also invests in non-U.S. companies.

Principal Risk

Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies.

The following Investment Strategies are added to the section entitled “Investment Objective and Investment Strategies” in the Prospectuses listed above:

Principal Investment Strategy:

The Fund also invests in non-U.S. companies.

Non-Principal Investment Strategy:

The Fund may also invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

The following Risks are added to the Real Estate Securities Fund in the section entitled “Risks” in the Prospectuses listed above:

Principal Risks:

International Securities

i. Non-U.S. Equity Securities

ii. Currency Risk

Non-Principal Risks:

Depositary Receipts

Please see the Prospectuses for a more detailed explanation of these risks.

III.	Core Bond Fund: The following Non-Principal Risk is added to the Core Bond Fund in the section entitled “Risks” of the Prospectuses listed above:

Illiquid Securities

Please see the Prospectuses for a more detailed explanation of this risk.

IV.	The following replaces the information in the section entitled “Money Manager Information” for the Multi-Style Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Emerging Markets Fund in each of the Prospectuses listed above, as applicable:

Multi-Style Equity Fund

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Montag & Caldwell, Inc., 3455 Peachtree Road N.E., Suite 1200, Atlanta, GA 30326-3248.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312-2414.

Non-U.S. Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, 16th Floor, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611-1901.

Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St. Peter Port, Guernsey, GY1 6AW Channel Islands.

Harding Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

36-08-156 (1 07/07)

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money. The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-866-424-2609, www.northwesternmutual.com

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 300, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member NASD and SIPC

The Northwestern Mutual

Life Insurance Company • Milwaukee,WI www.northwesternmutual.com

90-1899 (0786) (REV 0707)

Northwestern Mutual®

P.O. Box 3095

Milwaukee, WI 53201-3095